
           PERFORMANCE HIGHLIGHTS--TOTAL RETURNS*                                                   SEC AVERAGE ANNUAL
                                                                                                       TOTAL RETURNS
                6 MONTHS ENDED JUNE 30, 1999                                                        AS OF JUNE 30, 1999
                                                                                                                       SINCE
   FUNDS                       1991     1992    1993    1994    1995    1996    1997    1998    1 YEAR    5 YEAR   INCEPTION
   EQUITY FUNDS
   EAFE Index (Instl.         10.10%  -12.22%  28.97%  6.83%   9.03%   6.45%   0.40%   19.15%    8.17%     7.42%      8.09%
    Class)(+)
   EAFE Index (Serv.          10.10   -12.22   28.97   6.83    8.63    6.37    0.08    18.83     7.93      7.19       7.95
    Class)(++)
   GROWTH EQUITY (INSTL.      67.00     5.63   9.59    -2.23   37.88   21.62   24.73   40.50    26.65     27.51      23.41
    CLASS)(+)
   GROWTH EQUITY (SERV.       67.00     5.63   9.59    -2.23   37.50   21.29   24.50   40.18    26.35     27.22      23.25
    CLASS)(++)
   Indexed Equity (Instl.     29.80     7.19   9.41    0.90    36.88   22.57   32.88   28.62    22.71     27.50      20.67
    Class)(+)
   Indexed Equity (Serv.      29.80     7.19   9.41    0.90    36.70   22.21   32.60   28.24    22.46     27.24      20.52
    Class)(++)
   INTERNATIONAL EQUITY        N/A     -5.37   25.03   8.36    7.17    12.09   5.44    22.41     6.45      9.83      10.80
    (INSTL. CLASS)(SEC.)
   INTERNATIONAL EQUITY        N/A     -5.37   25.03   8.36    6.86    11.59   4.88    22.20     6.16      9.48      10.55
    (SERV. CLASS)(SEC.)
   Asset Manager (Instl.      17.90     7.09   8.79    -0.86   26.81   16.16   26.69   21.31    12.40     19.58      14.87
    Class)(+#)
   Asset Manager (Serv.       17.90     7.09   8.79    -0.86   26.70   15.89   26.30   21.00    12.17     19.34      14.73
    Class)(++#)
   VALUE EQUITY (INSTL.       36.60    20.71   14.90   1.22    29.42   22.41   22.63   -8.10     2.04     15.67      17.53
    CLASS)(+)
   VALUE EQUITY (SERV.        36.60    20.71   14.90   1.22    29.32   22.10   22.28   -8.30     1.78     15.44      17.39
    CLASS)(++)

   INCOME FUNDS
   Bond (Instl. Class)(+)     14.00%    6.39%  9.74%   -3.31%  17.88%  2.80%   8.57%   7.93%     1.66%     6.94%      7.07%
   Bond (Serv. Class)(++)     14.00     6.39   9.74    -3.31   17.55   2.62    8.21    7.73      1.35      6.69       6.92
   INDEXED BOND (INSTL.       14.70     7.09   9.64    -3.44   18.07   2.55    9.01    8.21      1.84      7.03       7.25
    CLASS)(+)
   INDEXED BOND (SERV.        14.70     7.09   9.64    -3.44   17.97   2.34    8.75    7.86      1.60      6.83       7.13
    CLASS)(++)
   International Bond         18.73     7.68   14.56   3.11    18.46   14.32   2.62    12.53    -1.06      7.71       8.44
    (Instl. Class)(sec.)
   International Bond (Serv.  18.73     7.68   14.56   3.11    18.26   14.08   2.27    12.30    -1.21      7.50       8.32
    Class)(sec.)
   MONEY MARKET (II) (INSTL.  5.95      3.66   2.89    3.88    5.63    5.11    5.27    5.25      4.93      5.17       4.69
    CLASS)(+)
   MONEY MARKET (II) (SERV.   5.95      3.66   2.89    3.88    5.46    4.85    5.01    4.99      4.67      4.96       4.57
    CLASS)(++)
   MONEY MARKET (II) (SWEEP   5.95      3.66   2.89    3.88    5.46    4.85    5.01    4.99      4.55      4.93       4.55
    SHARES CLASS)(++)
   Short-Term Bond (Instl.    11.30     5.94   5.67    0.11    10.27   4.81    6.13    6.37      4.38      5.81       6.00
    Class)(+)
   Short-Term Bond (Serv.     11.30     5.94   5.67    0.11    10.07   4.46    5.98    5.98      4.11      5.57       5.86
    Class)(++)

* Total return reflects the annual return on an investment including appreciation and dividends or interest. Total returns shown herein include the change in share price and reinvestment of capital gain distributions and dividends, and, for the Service Class and Sweep Shares Class shares, include the service fee of .25% on an annualized basis of the average daily net asset values of the Service Class and Sweep Shares Class shares. In addition, Sweep Shares Class shares are sold with an annual 12b-1 fee of .25%.
(+) The inception date of these Institutional Class shares and the date such shares were first offered to the public is 1/2/91.
(++) Performance figures for the Sweep Shares Class, first offered to the public on 12/8/98, include the historical performance of the Service Class from the Service Class's inception (1/1/95) up to 12/7/98. Performance figures for the Service Class, first offered to the public on 1/1/95, include the historical performance of the Institutional
    Class from the Funds' inception (1/2/91) up to 12/31/94.
    Performance figures for these Classes after these dates will vary based on differences in their expense structures.
(sec.) The inception date of the International Equity Fund and International Bond Fund shares and the date such shares were first offered to the public is 1/1/95. The inception dates of the International Equity Fund and International Bond
    Fund's predecessor separate accounts (Separate Accounts) are 7/31/92 and 1/31/90, respectively. Performance figures include the historical performance of the respective
    Separate Accounts for the period prior to the Fund's commencement of operations on 1/1/95. MacKay Shields
    Financial Corporation, the Funds' investment subadvisor, served as investment advisor to the Separate Accounts, and the investment objectives, policies, restrictions, guidelines, and management style of the Separate Accounts were substantially similar to those of the respective Funds.
    Performance figures for the period prior to 1/1/95 have been calculated using the Separate Accounts' expense structures, which generally were higher than the expense structure of the Funds. The Separate Accounts were not registered under the Investment Company Act of 1940 ("1940 Act") and therefore were not subject to certain investment restrictions imposed under the 1940 Act. If the Separate
    Accounts had been registered under the 1940 Act, the Separate Accounts' performance may have been adversely affected.
(II) The Money Market Fund had an effective 7-day yield with a current 7-day yield of 5.27% and 5.14%, respectively, for the Institutional Class; 5.01% and 4.87%, respectively, for the Service Class; and 4.74% and 4.64%, respectively, for the Sweep Shares Class, all as of 6/30/99. These yields reflect certain expense limitations. Had these expenses not been limited, the effective 7-day yield and the current
    7-day yield would have been 5.16% and 5.03%, respectively, for the Institutional Class; 4.90% and 4.78%, respectively, for the Service Class; and 4.63% and 4.53%, respectively, for the Sweep Shares Class. These expense limitations are voluntary and may be terminated or revised at any time.
    Investments in the Money Market Fund are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
(#) Effective 5/1/99, the Multi-Asset Fund was renamed the Asset
    Manager Fund.
    PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. DUE TO
    CURRENT MARKET VOLATILITY, PERFORMANCE MAY BE LESS THAN
    SHOWN. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE
    SO THAT UPON REDEMPTION, SHARES MAY BE WORTH MORE OR LESS
    THAN THEIR ORIGINAL COST.
    Performance figures (through 1993 for the Value Equity Fund and Growth Equity Fund, 1996 for the Asset Manager Fund, and
    1998 for the International Equity Fund) reflect certain fee waivers and/or expense limitations. As a result, total return figures, which take into account these fee waivers and/or expense limitations may have been lower had they not been in effect. The fee waivers and expense limitations are voluntary and may be terminated at any time. Please read the prospectuses carefully before you invest or send money.
    Most Funds are offered in two classes of shares, except the Money Market Fund which has three classes. Investors should consider, when deciding whether to purchase a particular
    Class of shares, the services desired and other relevant factors.
    See prospectuses for more detailed information. The Funds' prospectuses contain more information about advisory fees, other expenses, and share classes. Please read them carefully before you invest or send money.
    The Institutional Class shares are sold with no sales charge. The Service Class and Sweep Shares Class shares, first offered 1/1/95 and 12/8/98, respectively, are sold with no initial or contingent deferred sales charge, but are subject to an annual shareholder service fee of .25%. In addition, Sweep Shares Class shares are sold with an annual
    12b-1 fee of .25%.
    Foreign investing may be subject to greater risks than domestic investing. These may include securities markets that are less efficient, less liquid, and more volatile than those in the United States, as well as foreign currency fluctuations and different governmental regulatory concerns.

                              TABLE OF CONTENTS
                              Chairman's Letter 2

                              PORTFOLIO MANAGEMENTS' DISCUSSIONS & ANALYSES
                              &
                              FINANCIAL STATEMENTS

                              EQUITY FUNDS
                              EAFE Index Fund 3
                              Growth Equity Fund 20
                              Indexed Equity Fund 30
                              International Equity Fund 46
                              Asset Manager Fund (formerly known as Multi-Asset
                              Fund) 58
                              Value Equity Fund 76

                              INCOME FUNDS
                              Bond Fund 86
                              Indexed Bond Fund 96
                              International Bond Fund 106
                              Money Market Fund 116
                              Short-Term Bond Fund 126

                              Note 1 Organization and Business 134
                              Note 2 Significant Accounting Policies 135
                              Note 3 Fees and Related Party Policies 143
                              Note 4 Federal Income Tax 145
                              Note 5 Financial Investments 146
                              Note 6 Line of Credit 146
                              Note 7 Purchases and Sales of Securities 148
                              Note 8 Capital Share Transactions 148

CHAIRMAN'S LETTER
--------------------------------------------------------------------------------

REPORT TO SHAREHOLDERS FOR THE SIX MONTHS
ENDED JUNE 30, 1999

This report outlines the key events that affected the MainStay Institutional Funds during the first half of 1999. Throughout this period, each MainStay Institutional Fund continued to be managed with a consistent, disciplined process, seeking competitive returns in all market environments. Our Funds invest across a wide range of issuers and most are also diversified by industry, market sector, or geographic region.

During the six-month reporting period, the U.S. stock market provided returns well above historical norms, reaching new highs in mid-May, then backing off before surging ahead again at the end of June. Coming on the heels of three consecutive years of above-average returns, recent stock market advances have been impressive, supported by an expanding economy, relatively low interest rates, and benign inflation. To maintain realistic expectations, however, MainStay recommends considering short-term results in relation to longer-term market trends and volatility patterns. While the past doesn't guarantee the direction of future results, knowledge of historical return relationships can help investors prepare for the possibility of both up and down markets.

Recent performance shifts among international stocks have provided a case in point. Asian and Latin American stocks, which had experienced severe setbacks in 1998, showed strong recoveries in the first half of 1999, bringing performance trends more closely in line with historical norms.

A long-term perspective could also benefit income investors, who saw prices on most domestic bonds decline as yields rose throughout the first half of the year. After carefully signaling its intentions, the Federal Reserve Board moved to raise the targeted federal funds rate by 0.25% at the end of June. In Europe, bonds also suffered primarily due to weakness in the euro and uncertainty over Kosovo. Emerging market bonds, on the other hand, generally recovered during the first half of the year.

By offering a wide range of Funds with different investment objectives and portfolio management styles, MainStay can help you diversify your portfolio, which may help to cushion the effects of volatility in any single market.

On the following pages, you'll review the results of your specific MainStay Institutional Fund investments, with commentary from the portfolio managers. We hope you find this helpful as you assess your overall investment goals and make any appropriate adjustments as we approach the new millennium.

Sincerely,

/s/ STEPHEN C. ROUSSIN

Stephen C. Roussin
July 1999

PORTFOLIO MANAGEMENT DISCUSSION AND ANALYSIS
EAFE INDEX FUND
--------------------------------------------------------------------------------

The first half of 1999 saw some significant market rotations in the international equity markets. Performance in European markets pulled back, while Asian and Pacific Rim markets recovered strongly. Slowing domestic growth rates and a strong U.S. dollar vis-a-vis the euro hurt the previously strong European markets. In contrast, the previously weak Asian and Pacific Rim markets recovered from their earlier setbacks, primarily due to falling domestic interest rates, strong domestic consumption, and improving exports. Most international markets posted gains for the six-month period ended June 30, 1999.

BENCHMARK-BEATING PERFORMANCE

For the six months ended June 30, 1999, the MainStay Institutional EAFE Index Fund returned 4.79% for Institutional Class Shares and 4.72% for Service Class shares. Both share classes underperformed the average Lipper(1) international fund, which returned 7.38% for the six-month period. However, both share classes outperformed the Morgan Stanley Capital International Europe, Australia, and Far East Index (EAFE Index),(2) which returned 3.97% for the same period.

The Fund is designed to track the total-return performance of the EAFE Index by holding a subset of the benchmark's securities. The Fund primarily holds a basket of stocks within each EAFE country. These baskets are weighted to closely mirror the overall weight, risk, and return profiles of each individual country in the Index. The Fund does not seek to emphasize any region, country, or industry except as reflected in the Index.

JAPANESE STOCK AND EURO-IMPACTED INDEX

We believe that during the first half of the year, the two biggest influences on the EAFE Index's performance, and thus the Fund, were the stunning reversal of the Japanese equity market's performance and the introduction of the euro.

With Japan representing 23.3% of the EAFE Index, the portfolio's allocation to Japan accounted for the single-largest impact on the Fund's performance, returning 21.3% in U.S.-dollar terms during the first half of the year. This dramatic recovery suggested that Japan may be moving toward greater economic strength. The positive impact of Japanese stocks, however, was offset by lackluster returns of the Fund's next four largest foreign market allocations. Measuring each in U.S.-dollar terms, the equity markets of the United Kingdom returned 3.6% on a portfolio allocation of 21.3%; Germany returned -10.7% on an allocation of 9.1%; France returned -2.9% on an allocation of 9.0%; and Switzerland returned -14.4% on an allocation of 6.3%.

Great expectations built on the euro's January introduction had fueled a strong European market in 1998. As it happened, however, the euro's value versus the U.S. dollar declined approximately 13% through June 30, 1999, dampening European equity returns.

During the first half of 1999, the top-performing markets in U.S.-dollar terms were Singapore, Hong Kong, Japan, and Australia. The worst-performing markets were Belgium, Portugal, Ireland, and Switzerland.

LOOKING AHEAD

The MainStay Institutional EAFE Index Fund seeks to track the total-return performance of its benchmark, the EAFE Index. As a result, we do not seek to anticipate or react to changing market conditions in the Fund's investment portfolio.

Rapid changes in various countries during the reporting period, however, underscored the value

--------------------------------------------------------------------------------
(1) Lipper, Inc. is an independent monitor of mutual fund performance. Results do not reflect any deduction of sales charges and are based on total returns with capital gains and dividends reinvested.
(2) The Morgan Stanley Capital International Europe, Australia, and Far East Index--the EAFE Index--is an unmanaged index generally considered to be representative of the international stock market. An investment cannot be made directly into an index.

of geographic diversification and its use as a risk management tool.

In Europe, we expect growth to improve gradually over the balance of the year, bringing at least a temporary end to monetary easing--and we see no reason to anticipate monetary tightening there in the near future. Equity markets in Europe should perform well against the backdrop of improving growth as long as inflation remains benign. We remain somewhat skeptical that a full-fledged recovery is underway in Japan, though the worst is probably past. As for the impact of U.S. monetary policy, if further tightening by the Federal Reserve Board remains modest, we believe it is unlikely that such policy will cause serious repercussions in the rest of the world.

Whatever happens, the Fund will continue to seek to provide investment results that correspond to the total-return performance (reflecting reinvestment of dividends) of common stocks in the aggregate, as represented by the EAFE Index.

Jefferson C. Boyce
Stephen B. Killian
Portfolio Managers
Monitor Capital Advisors, Inc.

--------------------------------------------------------------------------------
Past performance is no guarantee of future results.

                   $10,000 INVESTED IN MAINSTAY INSTITUTIONAL
                       EAFE INDEX FUND VS MSCI EAFE INDEX
                           INSTITUTIONAL CLASS SHARES
[Institutional Class Shares Graph]

                                                                      EAFE INDEX FUND                    MSCI EAFE INDEX
                                                                      ---------------                    ---------------
1/2/91                                                                    10000.00                           10000.00
3/31/91                                                                   10630.00                           10743.00
6/30/91                                                                   10180.00                           10156.00
9/30/91                                                                   10930.00                           11027.00
12/31/91                                                                  11010.00                           11212.00
3/31/92                                                                    9665.00                            9881.00
6/30/92                                                                    9866.00                           10090.00
9/30/92                                                                   10027.00                           10242.00
12/31/92                                                                   9665.00                            9847.00
3/31/93                                                                   10681.00                           11027.00
6/30/93                                                                   11635.00                           12137.00
9/30/93                                                                   12427.00                           12941.00
12/31/93                                                                  12464.00                           13053.00
3/31/94                                                                   12858.00                           13509.00
6/30/94                                                                   13542.00                           14200.00
9/30/94                                                                   13521.00                           14214.00
12/31/94                                                                  13315.00                           14069.00
3/31/95                                                                   13526.00                           14331.00
6/30/95                                                                   13547.00                           14435.00
9/30/95                                                                   14043.00                           15037.00
12/31/95                                                                  14518.00                           15646.00
3/31/96                                                                   14989.00                           16098.00
6/30/96                                                                   15246.00                           16353.00
9/30/96                                                                   15235.00                           16332.00
12/31/96                                                                  15453.00                           16591.00
3/31/97                                                                   15199.00                           16331.00
6/30/97                                                                   17153.00                           18451.00
9/30/97                                                                   17010.00                           18321.00
12/31/97                                                                  15515.00                           16887.00
3/31/98                                                                   17636.00                           19371.00
6/30/98                                                                   17909.00                           19576.00
9/30/98                                                                   15424.00                           16794.00
12/31/98                                                                  18485.00                           20264.00
6/30/99                                                                   19371.00                           21068.00

Source: Lipper, Inc.

THESE GRAPHS ASSUME A $10,000 INVESTMENT MADE ON 1/2/91.

                   $10,000 INVESTED IN MAINSTAY INSTITUTIONAL
                       EAFE INDEX FUND VS MSCI EAFE INDEX
                              SERVICE CLASS SHARES
[Service Class Shares Graph]

                                                        EAFE INDEX FUND                          MSCI EAFE INDEX
                                                        ---------------                          ---------------

  1/2/91                                                     10000.00                                10000.00
 3/31/91                                                     10630.00                                10743.00
 6/30/91                                                     10180.00                                10156.00
 9/30/91                                                     10930.00                                11027.00
12/31/91                                                     11010.00                                11212.00
 3/31/92                                                      9665.00                                 9881.00
 6/30/92                                                      9866.00                                10090.00
 9/30/92                                                     10027.00                                10242.00
12/31/92                                                      9665.00                                 9847.00
 3/31/93                                                     10681.00                                11027.00
 6/30/93                                                     11635.00                                12137.00
 9/30/93                                                     12427.00                                12941.00
12/31/93                                                     12464.00                                13053.00
 3/31/94                                                     12858.00                                13509.00
 6/30/94                                                     13542.00                                14200.00
 9/30/94                                                     13521.00                                14214.00
12/31/94                                                     13315.00                                14069.00
 3/31/95                                                     13537.00                                14331.00
 6/30/95                                                     13547.00                                14435.00
 9/30/95                                                     14011.00                                15037.00
12/31/95                                                     14465.00                                15646.00
 3/31/96                                                     14947.00                                16098.00
 6/30/96                                                     15182.00                                16353.00
 9/30/96                                                     15150.00                                16332.00
12/31/96                                                     15386.00                                16591.00
 3/31/97                                                     15110.00                                16331.00
 6/30/97                                                     17049.00                                18451.00
 9/30/97                                                     16894.00                                18321.00
12/31/97                                                     15397.00                                16887.00
 3/31/98                                                     17496.00                                19371.00
 6/30/98                                                     17752.00                                19576.00
 9/30/98                                                     15292.00                                16794.00
12/31/98                                                     18296.00                                20264.00
 6/30/99                                                     19160.00                                21068.00

                                            TOTAL RETURN*           SEC AVERAGE ANNUAL TOTAL RETURN*
             PERFORMANCE                 AS OF JUNE 30, 1999              AS OF JUNE 30, 1999
-------------------------------------------------------------------------------------------------------
                                            YEAR TO DATE         ONE YEAR   FIVE YEAR   SINCE INCEPTION
-------------------------------------------------------------------------------------------------------
EAFE Index Fund Institutional Class             4.79%              8.17%      7.42%          8.09%
EAFE Index Fund Service Class(+)                4.72%              7.93%      7.19%          7.95%
Average Lipper International Fund               7.38%              4.83%      8.89%         10.43%
MSCI EAFE Index                                 3.97%              7.62%      8.21%          9.16%

YEAR-BY-YEAR PERFORMANCE
--------------------------------------------------------------------------------

                           INSTITUTIONAL CLASS SHARES
[PERFORMANCE CHART]

                                                              YEAR END
          ----------------------------------------------------------------------------------------------------------------
                                                                                                                   1999 AS
                                                                                                                     OF
          1991         1992         1993         1994         1995         1996         1997         1998         6/30/99
         ------       ------       ------       ------       ------       ------       ------       ------        --------
         10.10        -12.22       28.97         6.83         9.03         6.45         0.40        19.15           4.79

--------------------------------------------------------------------------------
* Total return reflects the annual return on an investment including appreciation and dividends or interest. Total returns shown herein include the change in share price and reinvestment of capital gain distributions and dividends, and, for the Service Class shares, include the service fee of .25% on an annualized basis of the average daily net asset value of the Service Class shares.

+ Performance figures for the Service Class, first offered to the public on 1/1/95, include the historical performance of the Institutional Class from the Fund's inception (1/2/91) up to 12/31/94. Performance figures for these two Classes after this date will vary based on differences in their expense structure.

  PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. DUE TO CURRENT MARKET VOLATILITY, PERFORMANCE MAY BE LESS THAN SHOWN. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT UPON REDEMPTION, SHARES MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

  The Institutional Class shares and the Service Class shares are sold with no sales charge or contingent deferred sales charge. The Service Class shares, first offered 1/1/95, are subject to an annual shareholder service fee of .25%.

  Index funds seek to match their respective indices, unlike other funds which generally seek to beat an index or indices.

EAFE INDEX FUND
PORTFOLIO OF INVESTMENTS
June 30, 1999 (Unaudited)


COMMON STOCKS (95.1%)+
                                    SHARES        VALUE
                                  ------------------------
AUSTRALIA (2.4%)
AMP, Ltd. (insurance)...........      15,056   $   164,597
Boral, Ltd. (building materials
 & components)..................      15,897        26,938
Brambles Industries, Ltd.
 (business & public services)...       3,133        82,537
Broken Hill Proprietary Co.,
 Ltd. (energy sources)..........      24,189       280,196
Coles Myer, Ltd.
 (merchandising)................      14,858        86,448
Lend Lease Corp., Ltd. (real
 estate)........................       7,023        96,427
National Australia Bank, Ltd.
 (banking)......................      17,423       288,316
News Corp., Ltd. (The)
 (broadcasting & publishing)....      19,650       167,658
Pacific Dunlop, Ltd.
 (multi-industry)...............      19,118        27,587
Pioneer International, Ltd.
 (building materials &
 components)....................      11,538        29,403
Rio Tinto, Ltd.
 (metals-nonferrous)............       4,034        66,146
Smith (Howard), Ltd. (multi-
 industry)......................       2,670        20,413
Star City Holdings, Ltd.
 (leisure & tourism)............       8,018         7,801
Telstra Corp., Ltd.
 (telecommunications)...........      45,208       259,055
Westpac Banking Corp., Ltd.
 (banking)......................      26,107       169,351
WMC, Ltd. (metals-nonferrous)...      15,938        68,468
                                               -----------
                                                 1,841,341
                                               -----------
AUSTRIA (0.1%)
Bank Austria AG (banking).......       1,579        83,047
Flughafen Wien AG (business &
 public services)...............         293        12,295
Generali Holding Vienna AG
 (insurance)....................         107        19,642
                                               -----------
                                                   114,984
                                               -----------
BELGIUM (1.0%)
Electrabel, S.A.
 (utilities-electrical & gas)...         451       145,578
Fortis AG (insurance)...........       6,905       216,832
Fortis AG CVG (insurance).......         700         3,985
Fortis AG STRIPS (insurance)....       6,300            65
KBC Bancassurance Holding N.V.
 (banking)......................       4,155       246,384
Tractebel, S.A.
 (utilities-electrical & gas)...         871       122,160
                                               -----------
                                                   735,004
                                               -----------
DENMARK (0.7%)
Dampskibsselskabet AF 1912 Class
 B (transportation-shipping)....          15       133,069
Dampskibsselskabet Svendborg AS
 Class B
 (transportation-shipping)......          10       123,891

                                    SHARES        VALUE
                                  ------------------------

DENMARK (Continued)
Den Danske Bank Group
 (banking)......................         689   $    74,727
FLS Industries AS Class B
 (machinery & engineering)......         435        11,311
Novo Nordisk AS Class B (health
 & personal care)...............         965       104,258
Tele Danmark AS Class B
 (telecommunications)...........       2,300       113,213
                                               -----------
                                                   560,469
                                               -----------
FINLAND (1.7%)
Kesko Oyj (wholesale &
 international trade)...........       1,300        17,496
Kone Corp. Class B (machinery &
 engineering)...................         174        21,712
Metra Oyj Class B
 (multi-industry)...............         539        11,395
Nokia Oyj Class A (electrical &
 electronics)...................      13,624     1,194,255
Pohjola Group Insurance Corp.
 Class B (insurance)............         329        16,880
                                               -----------
                                                 1,261,738
                                               -----------
FRANCE (9.0%)
Air Liquide, S.A. (chemicals)...       1,139       179,130
Accor, S.A. (leisure &
 tourism).......................         505       126,813
Alcatel, S.A. (electrical &
 electronics)...................       2,156       303,497
AXA, S.A. (insurance)...........       2,987       364,413
Banque Nationale de Paris
 (banking)......................       2,128       177,319
Cap Gemini, S.A. (business &
 public services)...............         991       155,751
Carrefour, S.A.
 (merchandising)................       2,445       359,308
Casino Guichard Perrachon
 (merchandising)................       1,045        91,603
Compagnie de Saint Gobain, S.A.
 (building materials &
 components)....................       1,343       213,982
Compagnie Generale de
 Geophysique, S.A. (energy
 equipment & services) (a)......          71         3,771
Elf Aquitaine, S.A. (energy
 sources).......................       2,822       414,129
France Telecom, S.A.
 (telecommunications)...........       9,747       736,295
Groupe Danone, S.A. (food &
 household products)............         732       188,723
Lafarge, S.A. (building
 materials & components)........       1,437       136,635
L'Oreal, S.A. (health & personal
 care)..........................         475       321,099
LVMH (Louis Vuitton Moet
 Hennessy), S.A. (recreation &
 other consumer goods)..........         980       286,923

-------------
+ Percentages indicated are based on Fund net assets.




  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                        MAINSTAY
                                                        INSTITUTIONAL FUNDS INC.

COMMON STOCKS (CONTINUED)
                                    SHARES        VALUE
                                  ------------------------
FRANCE (Continued)
LVMH (Louis Vuitton Moet
 Hennessy), S.A. Bonus Rights
 (recreation & other consumer
 goods).........................         980   $    29,308
Michelin (CGDE), S.A. Class B
 (industrial components)........       2,173        88,899
Paribas, S.A. (banking).........       1,620       181,601
Pinault-Printemps-Redoute, S.A.
 (merchandising)................       1,069       183,444
Promodes, S.A.
 (merchandising)................         203       133,250
PSA Peugeot, S.A.
 (automobiles)..................         628        99,089
Rhone-Poulenc, S.A. (health &
 personal care).................       4,053       185,205
Sanofi Synthelabo, S.A. (health
 & personal care)...............       7,580       321,672
Schneider, S.A. (electrical &
 electronics)...................       2,418       135,777
Societe Generale, S.A. Class A
 (banking)......................       1,140       200,919
Suez Lyonnaise des Eaux, S.A.
 (business & public services)...       1,408       253,960
Total Fina, S.A. Class B (energy
 sources) (a)...................       3,745       483,151
Total Fina, S.A. Strip (energy
 sources) (a)...................       1,696            17
Valeo, S.A. (industrial
 components)....................       1,153        95,125
Vivendi, S.A. (business & public
 services)......................       4,806       389,317
                                               -----------
                                                 6,840,125
                                               -----------
GERMANY (8.9%)
Adidas-Salomon AG (recreation &
 other consumer goods)..........         650        63,279
AGIV AG (multi-industry)........         904        20,491
Allianz AG Registered
 (insurance)....................       1,806       504,732
AMB Aachener & Muenchener
 Beteiligungs AG (insurance)....         550        55,018
BASF AG (chemicals).............       8,684       381,507
Bayer AG (chemicals)............      10,217       425,148
Bayerische Hypo-und Vereinsbank
 AG (banking)...................       4,549       289,451
Beiersdorf AG (health & personal
 care)..........................       1,196        79,554
DaimlerChrysler AG
 (automobiles)..................       4,685       409,229
Deutsche Bank AG (banking)......       6,050       368,737
Deutsche Lufthansa AG Registered
 (transportation-airlines)......       5,300        96,471
Deutsche Telekom AG
 (telecommunications)...........      20,400       857,298
Dresdner Bank AG (banking)......       5,750       223,554
Heidelberger Zement AG (building
 materials & components)........         665        53,835
Hochtief AG (construction &
 housing).......................         986        44,741
Linde AG (machinery &
 engineering)...................         100        60,020

                                    SHARES        VALUE
                                  ------------------------

GERMANY (Continued)
Mannesmann AG
 (telecommunications)...........       3,250   $   485,987
Merck KGaA (health & personal
 care)..........................       2,100        68,002
Metro AG (merchandising) (a)....       2,650       168,618
Muenchener Rueckverischerungs-
 Gesellschaft AG Registered
 (insurance) (a)................       1,608       302,969
Preussag AG (multi-industry)....       2,350       126,506
RWE AG (utilities-electrical &
 gas)...........................       3,739       173,131
SAP AG (business & public
 services)......................         600       205,739
Schering AG (health & personal
 care)..........................         950       101,498
Siemens AG (electrical &
 electronics)...................       5,458       421,026
Strabag AG (construction &
 housing).......................         216        11,695
Thyssen AG (metals-steel).......       7,200       157,784
Veba AG (utilities-electrical &
 gas)...........................       3,729       219,969
Viag AG (utilities-electrical &
 gas)...........................         294       136,437
Volkswagen AG (automobiles).....       3,650       235,522
                                               -----------
                                                 6,747,948
                                               -----------
HONG KONG (2.4%)
Cathay Pacific Airways, Ltd.
 (transportation-airlines)......      47,409        72,716
Cheung Kong (Holdings), Ltd.
 (real estate)..................      21,000       186,759
Chinese Estates Holdings, Ltd.
 (real estate)..................      68,854        12,511
CLP Holdings, Ltd. (utilities-
 electrical & gas)..............      23,932       116,288
Hang Lung Development Co., Ltd.
 (real estate)..................      18,946        23,442
Hang Seng Bank, Ltd.
 (banking)......................      18,530       207,186
Hong Kong & China Gas Co., Ltd.
 (utilities-electrical & gas)...      51,503        74,679
Hong Kong Telecom, Ltd.
 (telecommunications)...........     128,458       333,618
Hopewell Holdings, Ltd. (multi-
 industry)......................      18,706        14,224
Hutchison Whampoa, Ltd. (multi-
 industry)......................      37,381       338,466
Miramar Hotel & Investment, Ltd.
 (real estate)..................      31,028        37,792
New World Development Co., Ltd.
 (real estate)..................      29,772        89,218
Shangri-La Asia, Ltd. (leisure &
 tourism).......................      25,464        31,507
Sun Hung Kai Properties, Ltd.
 (real estate)..................      22,000       200,616
Swire Pacific, Ltd. Class A
 (multi-industry)...............      21,885       108,315
                                               -----------
                                                 1,847,337
                                               -----------


  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

EAFE INDEX FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
June 30, 1999 (Unaudited)

COMMON STOCKS (CONTINUED)
                                    SHARES        VALUE
                                  ------------------------
IRELAND (0.3%)
Allied Irish Banks PLC
 (banking)......................      12,000   $   157,784
Irish Life & Permanent PLC
 (insurance)....................       4,199        44,386
                                               -----------
                                                   202,170
                                               -----------
ITALY (4.3%)
Assicurazioni Generali S.p.A.
 (insurance)....................       8,500       294,532
Banca Commerciale Italiana
 S.p.A. (banking)...............      23,820       173,919
Bulgari S.p.A. (recreation &
 other consumer goods)..........       5,548        37,304
Cementir S.p.A. (building
 materials & components)........       4,510         4,791
Edison S.p.A.
 (utilities-electrical & gas)...       9,000        77,964
ENI S.p.A. (energy sources).....      89,248       532,909
Fiat S.p.A. (automobiles).......      51,566       163,258
Istituto Nazionale delle
 Assicurazioni S.p.A.
 (insurance)....................      59,698       138,523
Magneti Marelli S.p.A.
 (industrial components)........      16,000        21,203
Mediaset S.p.A. (broadcasting &
 publishing)....................      16,500       146,678
Mediobanca S.p.A. (banking)
 (a)............................       8,523        89,214
Montedison S.p.A.
 (multi-industry)...............      39,451        64,282
Olivetti S.p.A.
 (telecommunications) (a).......      47,500       114,138
Olivetti S.p.A. Rights
 (teleommunications) (a)........      40,000         5,384
Pirelli S.p.A. (industrial
 components)....................      26,468        72,062
San Paolo-IMI S.p.A.
 (banking)......................      19,035       259,120
Snia S.p.A. (multi-industry)....       9,873        12,371
Telecom Italia S.p.A.
 (telecommunications) (a).......      33,920       352,605
Telecom Italia Mobile S.p.A.
 (telecommunications)...........      71,696       428,104
Unicredito Italiano S.p.A.
 (banking)......................      56,119       246,542
Unione Immobiliare S.p.A. (real
 estate)........................      59,698        26,470
                                               -----------
                                                 3,261,373
                                               -----------
JAPAN (23.3%)
Acom Co., Ltd. (financial
 services)......................       1,600       138,140
Ajinomoto Co., Inc. (food &
 household products)............       9,567       109,079
Arabian Oil Co., Ltd. (energy
 sources).......................       1,387        24,695
Asahi Bank, Ltd. (banking)......      25,986       124,525
Asahi Breweries, Ltd. (beverages
 & tobacco).....................       7,098        88,318
Asahi Chemical Industry Co.,
 Ltd. (chemicals)...............      20,649       114,474

                                    SHARES        VALUE
                                  ------------------------

JAPAN (Continued)
Asahi Glass Co., Ltd.
 (miscellaneous-materials &
 commodities)...................      17,000    $  110,257
Ashikaga Bank, Ltd. (banking)...       3,043         5,933
Bank of Tokyo-Mitsubishi, Ltd.
 (banking) (c)..................      38,375       546,283
Bank of Yokohama, Ltd.
 (banking)......................      11,000        28,265
Bridgestone Corp. (industrial
 components)....................      10,935       330,662
Brother Industries, Ltd.
 (appliances & household
 durables)......................       6,601        22,742
Canon, Inc. (data processing &
 reproduction)..................      10,288       295,797
Chiba Bank, Ltd. (banking)......      11,600        42,840
Chiyoda Corp. (machinery &
 engineering) (a)...............       6,000        12,393
Chugai Pharmaceutical Co., Ltd.
 (health & personal care).......       2,974        32,041
Citizen Watch Co., Ltd.
 (recreation & other consumer
 goods).........................       3,678        31,907
Dai Nippon Printing Co., Ltd.
 (business & public services)...      10,133       161,996
Daiei, Inc. (merchandising)
 (a)............................      11,467        39,223
Daikin Industries, Ltd.
 (machinery & engineering)......       4,000        46,432
Dainippon Ink & Chemical, Inc.
 (chemicals)....................      11,203        38,134
Daiwa House Industry Co., Ltd.
 (construction & housing).......       6,667        70,120
Daiwa Securities Group Inc.
 (financial services)...........      13,287        87,822
Denso Corp. (industrial
 components) (c)................      12,331       250,621
East Japan Railway Co.
 (transportation-road & rail)...          56       300,737
Ebara Corp. (machinery &
 engineering)...................       3,660        43,514
Eisai Co., Ltd. (health &
 personal care).................       3,677        72,455
Fanuc, Ltd. (electronic
 components & instruments)......       3,323       178,455
Fuji Bank, Ltd. (banking) (c)...      31,432       219,178
Fuji Photo Film, Ltd.
 (recreation & other consumer
 goods) (c).....................       7,394       279,788
Fujitsu, Ltd. (data processing &
 reproduction)..................      18,107       364,277
Furukawa Electric Co., Ltd.
 (industrial components)........      11,558        52,998
Gunma Bank, Ltd. (banking)......       6,766        42,484
Hitachi, Ltd. (electrical &
 electronics) (a)(c)............      31,857       298,736
Hitachi Zosen Corp. (machinery &
 engineering)...................      19,634        23,684
Hokuriku Bank, Ltd. (banking)
 (a)............................      15,952        31,631
Honda Motor Co., Ltd.
 (automobiles) (c)..............       9,345       396,078

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                        MAINSTAY
                                                        INSTITUTIONAL FUNDS INC.

COMMON STOCKS (CONTINUED)
                                    SHARES        VALUE
                                  ------------------------
JAPAN (Continued)
Industrial Bank of Japan, Ltd.
 (The) (banking)................      18,283   $   145,012
Ito-Yokado Co., Ltd.
 (merchandising)................       4,375       292,784
Japan Airlines Co., Ltd.
 (transportation-airlines)......      25,138        83,076
Japan Energy Corp. (energy
 sources).......................      15,637        18,345
Japan Steel Works, Ltd.
 (machinery & engineering)
 (a)............................       5,176         6,458
Joyo Bank, Ltd. (banking).......      13,550        52,729
Jusco Co., Ltd.
 (merchandising)................       5,000        90,882
Kajima Corp. (construction &
 housing).......................      12,910        46,932
Kamigumi Co., Ltd. (business &
 public services)...............       3,456        17,732
Kansai Electric Power Co., Inc.
 (utilities-electrical & gas)...       5,528       105,046
Kao Corp. (food & household
 products)......................       6,000       168,545
Kawasaki Heavy Industries, Ltd.
 (machinery & engineering)......      19,050        51,624
Kawasaki Steel Corp. (metals-
 steel) (a).....................      45,815        85,546
Keihin Electric Express Railway
 (transportation-road & rail)...       3,000         9,914
Kinki Nippon Railway Co., Ltd.
 (transportation-road & rail)...      22,124       108,759
Kirin Brewery Co., Ltd.
 (beverages & tobacco)..........      14,154       169,564
Komatsu, Ltd. (machinery &
 engineering)...................      12,162        77,673
Kubota Corp. (machinery &
 engineering)...................      17,806        53,254
Kumagai Gumi Co., Ltd.
 (construction & housing).......       9,812        10,944
Kyocera Corp. (electronic
 components & instruments)......       2,490       146,064
Kyowa Hakko Kogyo (health &
 personal care).................       4,234        24,242
Makita Corp. (electrical &
 electronics)...................       2,448        27,689
Marubeni Corp. (wholesale &
 international trade)...........      20,723        43,317
Marui Co., Ltd.
 (merchandising)................       5,378        88,866
Matsushita Electric Industrial
 Co., Ltd. (appliances &
 household durables)............      19,247       373,694
Mitsubishi Chemical Corp.
 (chemicals)....................      29,833       103,273
Mitsubishi Corp. (wholesale &
 international trade)...........      21,531       145,868
Mitsubishi Electric Corp.
 (electrical & electronics).....      30,000       115,254

                                    SHARES        VALUE
                                  ------------------------

JAPAN (Continued)
Mitsubishi Estate Co., Ltd.
 (real estate)..................      15,191   $   148,225
Mitsubishi Heavy Industries,
 Ltd. (machinery &
 engineering)...................      47,059       190,900
Mitsubishi Trust & Banking Corp.
 (banking)......................      12,031       116,894
Mitsui & Co., Ltd. (wholesale &
 international trade)...........      18,822       131,248
Mitsui Fudosan Co., Ltd. (real
 estate)........................      11,129        90,109
Mitsui Marine & Fire Insurance
 Co., Ltd. (insurance)..........       8,359        41,092
Mitsui O.S.K. Lines, Ltd.
 (transportation-shipping)......      12,266        26,349
Mitsui Trust & Banking Co., Ltd.
 (banking)......................      21,000        33,487
Mitsukoshi, Ltd. (merchandising)
 (a)............................       6,758        29,369
Murata Manufacturing Co., Ltd.
 (electronic components &
 instruments)...................       2,000       131,531
NEC Corp. (electrical &
 electronics)...................      17,416       216,556
NGK Insulators, Ltd. (industrial
 components)....................       4,800        50,127
Niigata Engineering Co., Ltd.
 (machinery & engineering)
 (a)............................      11,000        10,542
Nikon Corp. (electronic
 components & instruments)......       5,407        88,451
Nippon Express Co., Ltd.
 (transportation-road & rail)...      14,446        86,530
Nippon Fire & Marine Insurance,
 Ltd. (insurance)...............       9,686        32,810
Nippon Light Metal Co., Ltd.
 (metals-nonferrous)............       7,577        11,331
Nippon Meat Packers, Inc. (food
 & household products)..........       3,357        43,822
Nippon Mitsubishi Oil Co.
 (energy sources)...............      20,136        84,845
Nippon Steel Corp.
 (metals-steel).................      95,313       221,279
Nippon Telegraph & Telephone
 Corp. (telecommunications).....         110     1,281,435
Nissan Motor Co., Ltd.
 (automobiles)..................      29,121       139,064
Nisshinbo Industries, Inc.
 (textile & apparel)............       3,363        15,310
Nissin Food Products Co., Ltd.
 (food & household products)....       1,384        33,732
NKK Corp. (metals-steel) (a)....      35,919        29,378
Nomura Securities Co., Ltd.
 (financial services)...........      17,955       210,203
Obayashi Corp. (construction &
 housing).......................      10,799        54,336
Oji Paper Co., Ltd. (forest
 products & paper)..............      14,490        83,801


  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

EAFE INDEX FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
June 30, 1999 (Unaudited)

COMMON STOCKS (CONTINUED)

                                    SHARES        VALUE
                                  ------------------------
JAPAN (Continued)
Olympus Optical Co., Ltd.
 (electronic components &
 instruments)...................       4,000   $    59,123
Orient Corp. (financial
 services)......................       4,483        13,037
Osaka Gas Co.
 (utilities-electrical & gas)...      23,126        78,529
Penta-Ocean Construction Co.,
 Ltd. (construction & housing)
 (a)............................      10,000        17,433
Pioneer Electronic Corp.
 (appliances & household
 durables)......................       2,078        40,432
Rohm Co., Ltd. (electronic
 components & instruments)......       1,000       156,565
Sakura Bank, Ltd. (banking).....      36,834       139,686
Sankyo Co., Ltd. (health &
 personal care).................       6,654       167,675
Sanrio Co., Ltd. (recreation &
 other consumer goods)..........         861        29,308
Sanyo Electric Co., Ltd.
 (appliances & household
 durables)......................      26,684       108,468
Sapporo Breweries, Ltd.
 (beverages & tobacco)..........       5,692        25,254
Sato Kogyo Co., Ltd.
 (construction & housing).......      12,000        10,014
Secom Co., Ltd. (business &
 public services)...............       1,000       104,101
Sekisui House, Ltd.
 (construction & housing).......      10,000       107,902
Sharp Corp. (appliances &
 household durables)............      10,279       121,443
Shimizu Corp. (construction &
 housing).......................      11,055        43,111
Shin-Etsu Chemical Co., Ltd.
 (chemicals)....................       4,830       161,617
Shionogi & Co., Ltd. (health &
 personal care).................       5,396        42,665
Shiseido Co., Ltd. (health &
 personal care).................       5,739        86,012
Shizuoka Bank, Ltd. (banking)...      11,494       114,526
SMC Corp. (machinery &
 engineering)...................         900       100,755
Sony Corp. (appliances &
 household durables)............       3,741       403,351
Sumitomo Bank, Ltd. (banking)
 (c)............................      25,242       313,034
Sumitomo Chemical Co., Ltd.
 (chemicals)....................      22,403       102,727
Sumitomo Corp. (wholesale &
 international trade)...........      13,864       101,372
Sumitomo Electric Industries
 (industrial components)........       9,982       113,480
Sumitomo Marine & Fire Insurance
 Co., Ltd. (insurance)..........       8,126        49,010
Sumitomo Metal Industries, Ltd.
 (metals-steel) (a).............      50,343        62,808

                                    SHARES        VALUE
                                  ------------------------

JAPAN (Continued)
Sumitomo Metal Mining Co.
 (metals-nonferrous) (a)........      11,298   $    46,672
Taiheiyo Cement Corp. (building
 materials & components)........      12,783        36,648
Taisei Corp. (construction &
 housing).......................      13,713        30,137
Taisho Pharmaceutical Co., Ltd.
 (health & personal care).......       5,066       167,421
Taiyo Yuden Co., Ltd.
 (electronic components &
 instruments)...................       2,127        34,900
Takashimaya Co., Ltd.
 (merchandising)................       4,574        43,723
Takeda Chemical Industries, Ltd.
 (health & personal care).......       7,318       339,188
Teikoku Oil Co., Ltd. (energy
 sources).......................       6,646        21,524
Tobu Railway Co., Ltd.
 (transportation-road & rail)...      12,000        34,007
Tohoku Electric Power Co., Inc.
 (utilities-electrical & gas)...       6,968       105,468
Tokai Bank, Ltd. (banking)......      18,989       108,252
Tokio Marine & Fire Insurance
 Co., Ltd. (insurance)..........      12,540       136,241
Tokyo Electric Power Co., Inc.
 (utilities-electrical & gas)...      10,751       226,947
Tokyo Electron, Ltd. (electronic
 components & instruments)......       2,192       148,686
Tokyo Gas Co.
 (utilities-electrical & gas)...      41,091       101,170
Tokyo Steel Manufacturing Co.,
 Ltd. (metals-steel)............       2,194        11,529
Tokyu Corp. (transportation-road
 & rail)........................      15,451        38,935
Toppan Printing Co., Ltd.
 (business & public services)...      10,076       112,468
Toray Industries, Inc.
 (chemicals)....................      20,000       100,136
Tostem Corp. (building materials
 & components)..................       2,935        56,379
Toto, Ltd. (building materials &
 components)....................       5,467        42,233
Toyo Seikan Kaisha, Ltd.
 (miscellaneous-materials &
 commodities)...................       3,445        77,418
Toyoda Automatic Loom Works,
 Ltd. (machinery &
 engineering)...................       4,000        67,914
Toyota Motor Corp. (automobiles)
 (c)............................      34,152     1,080,685

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                        MAINSTAY
                                                        INSTITUTIONAL FUNDS INC.

COMMON STOCKS (CONTINUED)

                                    SHARES        VALUE
                                  ------------------------
JAPAN (Continued)
Ube Industries, Ltd.
 (miscellaneous-materials &
 commodities)...................      11,768   $    25,377
Uny Co., Ltd. (merchandising)...       2,346        35,276
Yamaha Corp. (recreation & other
 consumer goods)................       4,188        50,345
Yamanouchi Pharmaceutical Co.,
 Ltd. (health & personal
 care)..........................       5,000       191,265
                                               -----------
                                                17,696,938
                                               -----------
MALAYSIA (0.6%)
Golden Hope Plantations Berhad
 (miscellaneous-materials &
 commodities)...................      39,056        30,171
Hong Leong Properties Berhad
 (real estate)..................      56,625        19,592
Kuala Lumpur Kepong Berhad
 (miscellaneous-materials &
 commodities)...................      21,044        25,933
Leader Universal Holdings Berhad
 (industrial components) (a)....      30,000        11,304
Malayan Banking Berhad
 (banking)......................      21,588        58,320
Malaysia International Shipping
 Corp. Berhad Foreign Registered
 (transportation-shipping)......      14,236        23,447
Malaysian Airline System Berhad
 (transportation-airlines)......         856         1,055
Malaysian Resources Corp. Berhad
 (real estate)..................      25,333        15,309
Metroplex Berhad (real
 estate)........................      10,434         2,249
Multi-Purpose Holdings Berhad
 (multi-industry) (a)...........      27,000        14,396
Perlis Plantations Berhad (food
 & household products)..........      13,560        14,268
Resorts World Berhad (leisure &
 tourism).......................      19,000        40,297
Sime Darby Berhad
 (multi-industry)...............         464           548
Technology Resources Industries
 Berhad (telecommunications)....      25,409        18,665
Telekom Malaysia Berhad
 (telecommunications)...........      28,700        96,575
Tenaga Nasional Berhad
 (utilities-electrical & gas)...      23,117        47,933
                                               -----------
                                                   420,062
                                               -----------
NETHERLANDS (5.4%)
ABN AMRO Holding N.V.
 (banking)......................      11,506       249,181
Aegon N.V (insurance)...........       4,979       361,227
Akzo Nobel N.V. (chemicals).....       3,984       167,630
Elsevier N.V. (broadcasting &
 publishing)....................       9,310       108,013

                                    SHARES        VALUE
                                  ------------------------

NETHERLANDS (Continued)
Heineken N.V. (beverages &
 tobacco).......................       4,292    $  219,762
ING Groep N.V. (financial
 services)......................       8,614       466,377
Koninklijke Ahold N.V.
 (merchandising)................       6,297       216,897
Koninklijke Hoogovens CVA N.V.
 (metals-steel).................         526        27,448
Koninklijke KPN N.V.
 (telecommunications)...........       5,400       253,384
Koninklijke Nedlloyd Groep N.V.
 (transportation-road & rail)...         319         7,895
Koninklijke Pakhoed N.V. (energy
 equipment & service)...........         921        21,846
Koninklijke (Royal) Philips
 Electronics N.V. (appliances &
 household durables)............       3,384       333,802
Royal Dutch Petroleum Co.
 (energy sources)...............      19,880     1,164,497
TNT Post Group N.V. (business &
 public services)...............       4,812       114,882
Unilever CVA N.V. (food &
 household products)............       5,566       375,142
                                               -----------
                                                 4,087,983
                                               -----------
NEW ZEALAND (0.2%)
Carter Holt Harvey Ltd. (forest
 products & paper)..............      21,197        25,385
Fletcher Challenge Energy
 (energy sources)...............       2,375         6,444
Fletcher Challenge Forests
 (forest products & paper)......      20,290        11,397
Telecom Corp. of New Zealand
 Ltd. (telecommunications)......      24,470       105,035
                                               -----------
                                                   148,261
                                               -----------
NORWAY (0.2%)
Christiania Bank Og Kreditkasse
 (banking)......................       7,653        27,512
Elkem ASA Class A (metals-
 nonferrous)....................         733        13,036
Norsk Hydro ASA (energy
 sources).......................       3,159       119,181
Orkla ASA Class A
 (multi-industry)...............       2,000        31,122
                                               -----------
                                                   190,851
                                               -----------
PORTUGAL (0.5%)
Banco Comercial Portugues, S.A.
 Registered (banking)...........       2,749        71,243
Banco Espirito Santo e Comercial
 de Lisboa, S.A. Registered
 (banking)......................       1,200        27,919
Cimpor-Cementos de Portugal,
 SGPS, S.A. (building materials
 & components)..................       1,200        30,938


  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

EAFE INDEX FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
June 30, 1999 (Unaudited)

COMMON STOCKS (CONTINUED)
                                    SHARES        VALUE
                                  ------------------------
PORTUGAL (Continued)
Electricidade de Portugal, S.A.
 (utilities-electrical & gas)...       8,374   $   150,782
Portugal Telecom, S.A.
 Registered (telecommunications)
 (a)............................       2,450        99,675
Portugal Telecom, S.A. Bonus
 Rights (telecommunications)
 (a)............................       2,450            25
                                               -----------
                                                   380,582
                                               -----------
SINGAPORE (0.7%)
City Developments, Ltd. (real
 estate)........................       9,348        59,851
Development Bank of Singapore,
 Ltd. Foreign Registered
 (banking)......................       6,212        75,896
Sembcorp Industries Ltd. (multi-
 industry)......................      29,512        46,803
Singapore Airlines, Ltd. Foreign
 Registered (transportation-
 airlines) (a)..................      12,273       116,785
Singapore Telecommunications,
 Ltd. (telecommunications)......      83,258       142,804
United Overseas Bank, Ltd.
 Foreign Registered (banking)...       9,898        69,186
                                               -----------
                                                   511,325
                                               -----------
SPAIN (3.1%)
Argentaria, Caja Postal y Banco
 Hipotecario de Espana, S.A.
 Registered (banking)...........       6,846       155,957
Autopistas Concesionaria
 Espanola, S.A. (business &
 public services)...............       2,800        32,774
Autopistas Concesionaria
 Espanola, S.A. Bonus Rights
 (business & public services)
 (a)............................       2,800         1,618
Banco Bilbao Vizcaya, S.A.
 Registered (banking)...........      26,453       382,196
Banco Santander Central Hispano,
 S.A. (banking).................      34,700       361,432
Empresa Nacional de Celulosas,
 S.A. (forest products &
 paper).........................         296         5,281
Endesa, S.A.
 (utilities-electrical & gas)...      11,653       248,520
Gas Natural SDG, S.A.
 (utilities-electrical & gas)...       1,546       112,401
Iberdrola, S.A.
 (utilities-electrical & gas)...      12,581       191,633
Repsol, S.A. (energy sources)...      12,559       256,445
Tabacalera, S.A. (beverages &
 tobacco).......................       2,572        51,988
Telefonica, S.A.
 (telecommunications) (a).......      11,514       554,637
                                               -----------
                                                 2,354,882
                                               -----------

                                    SHARES        VALUE
                                  ------------------------

SWEDEN (2.2%)
ABB AB (electrical &
 electronics)...................       6,380    $   84,424
Drott AB Series B (real
 estate)........................       1,000         8,116
Electrolux AB Series B
 (appliances & household
 durables)......................       5,100       106,778
ForeningsSparbanken AB
 (banking)......................       7,400       104,450
Hennes & Mauritz AB Series B
 (merchandising)................       8,700       214,897
Mandmus AB (real estate)........         130           688
NetCom AB Series B
 (telecommunications)...........       1,500        50,460
Skandia Forsakrings AB
 (insurance)....................       7,100       132,784
Skanska AB Series B
 (construction & housing).......       1,600        60,317
Svenska Cellulosa AB Series B
 (forest products & paper)......       2,750        71,162
Svenska Handelsbanken Series A
 (banking)......................       6,300        75,584
Swedish Match AB (beverages &
 tobacco).......................       5,983        21,324
Telefonaktiebolaget LM Ericsson
 Series B (electrical &
 electronics)...................      20,084       643,736
Volvo AB Series B
 (automobiles)..................       4,225       122,500
                                               -----------
                                                 1,697,220
                                               -----------
SWITZERLAND (6.3%)
ABB AG Bearer (electrical &
 elelctronics)..................          80       118,359
Adecco, S.A. (business & public
 services)......................         200       107,166
Alusuisse Lonza Group AG
 Registered (multi-industry)....          90       104,902
Credit Suisse Group Registered
 (banking)......................       2,570       444,702
Holderbank Financiere Glarus AG
 Bearer (building materials &
 components)....................          70        82,626
Holderbank Financiere Glarus AG
 Registered (building materials
 & components)..................         150        47,762
Jelmoli Holdings, Ltd. Bearer
 (merchandising)................          10         9,263
Nestle S.A. Registered (food &
 household products)............         395       711,696
Novartis A.G. Registered (health
 & personal care)...............         640       934,523
Roche Holdings AG Bearer (health
 & personal care)...............          14       230,543
Roche Holdings AG Genusscheine
 (health & personal care).......          64       657,871
Schindler Holding AG
 Participating Certificates
 (machinery & engineering)......          10        15,309
Schindler Holding AG Registered
 (machinery & engineering)......          10        15,438

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                        MAINSTAY
                                                        INSTITUTIONAL FUNDS INC.

COMMON STOCKS (CONTINUED)
                                    SHARES        VALUE
                                  ------------------------
SWITZERLAND (Continued)
Societe Generale de Surveillance
 Holding S.A. Bearer (business &
 public services)...............          15   $    15,535
Societe Generale de Surveillance
 Holding S.A. Registered
 (business & public service)....          70        17,336
Sulzer AG Registered (machinery
 & engineering) (a).............          50        30,394
Swatch Group AG Registered
 (recreation & other consumer
 goods).........................         200        28,561
Schweizerische
 Rueckversicherungs Gesellschaft
 Registered (insurance).........         145       276,086
Swisscom AG
 (telecommunications)...........         770       289,755
UBS AG Registered (banking).....       1,910       570,080
Zurich Allied AG Registered
 (insurance)....................         200       113,728
                                               -----------
                                                 4,821,635
                                               -----------
UNITED KINGDOM (21.3%)
Abbey National PLC (banking)....      13,800       258,208
Allied Zurich PLC (insurance)...      17,418       217,589
Associated British Foods PLC
 (food & household products)....      11,054        73,095
AstraZeneca Group PLC (health &
 personal care).................      16,708       647,360
BAA PLC (business & public
 services)......................      13,374       128,281
Barclays PLC (banking)..........      14,028       408,857
Bass PLC (leisure & tourism)....      11,114       161,613
BG PLC (utilities-electrical &
 gas)...........................      36,991       226,385
Boots Co. PLC (merchandising)...      12,773       152,415
BP Amoco PLC (energy sources)...      88,971     1,593,186
British Aerospace PLC (aerospace
 & military technology).........      24,695       161,448
British Airways PLC
 (transportation-airlines)......      14,700       101,086
British American Tobacco PLC
 (beverages & tobacco)..........      27,893       260,289
British Sky Broadcasting Group
 PLC (broadcasting &
 publishing)....................      19,247       177,938
British Steel PLC
 (metals-steel).................      27,636        71,116
British Telecommunications PLC
 (telecommunications) (a).......      58,165       971,867
BTR PLC (multi-industry)........      49,684       235,343
Cable & Wireless PLC
 (telecommunications)...........      25,089       319,348
Cadbury Schwepps PLC (beverages
 & tobacco).....................      28,606       182,172
Centrica PLC (energy sources)...      43,637       102,489
CGU PLC (insurance).............      14,752       212,388
Coats Viyella PLC (textiles &
 apparel).......................       9,814         7,812

                                    SHARES        VALUE
                                  ------------------------

UNITED KINGDOM (Continued)
De La Rue PLC (business & public
 services)......................       1,910   $    11,456
Diageo PLC (beverages &
 tobacco).......................      37,816       394,016
Elementis PLC (chemicals).......      11,290        18,775
General Electric Co. PLC
 (electrical & electronics).....      31,816       321,972
GKN PLC (machinery &
 engineering)...................       9,928       169,953
Glaxo Wellcome PLC (health &
 personal care).................      32,226       895,058
Granada Group PLC (leisure &
 tourism).......................      12,782       238,556
Great Universal Stores PLC (The)
 (merchandising)................      15,300       171,112
Halifax PLC (banking)...........      22,202       264,928
Hanson PLC (building materials &
 components)....................       9,656        84,627
Hilton Group PLC (leisure &
 tourism).......................      18,213        72,275
HSBC Holdings PLC (HK par)
 (banking) (i)..................      16,192       573,767
HSBC Holdings PLC (L par)
 (banking) (i)..................       7,100       251,814
Imperial Chemical Industries PLC
 (chemicals)....................       8,666        85,650
Kingfisher PLC
 (merchandising)................      14,922       171,825
Land Securities PLC (real
 estate)........................       7,747       103,921
LASMO PLC (energy sources)......      22,009        49,525
Legal & General Group PLC
 (insurance)....................      75,200       191,437
Lloyds TSB Group PLC
 (banking)......................      49,824       673,461
Marks & Spencer PLC
 (merchandising)................      39,940       232,311
National Grid Group PLC
 (utilities-electrical & gas)...      18,314       126,804
National Power PLC (utilities-
 electrical & gas)..............      17,290       126,459
Next PLC (merchandising)........       5,222        63,465
Pearson PLC (broadcasting &
 publishing)....................       8,509       172,085
Peninsular & Oriental Steam
 Navigation Co. Deferred Stock
 (The) (transportation-
 shipping)......................       8,975       134,823
Prudential Corp. PLC
 (insurance)....................      18,366       271,844
Racal Electronic PLC (electrical
 & electronics).................       4,570        27,842
Railtrack Group PLC (business &
 public services)...............       6,824       139,191
Rank Group PLC (leisure &
 tourism).......................      12,294        48,641


  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

EAFE INDEX FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
June 30, 1999 (Unaudited)

COMMON STOCKS (CONTINUED)
                                    SHARES        VALUE
                                  ------------------------
UNITED KINGDOM (Continued)
Rentokil Initial PLC (business &
 public services)...............      40,009   $   156,403
Reuters Group PLC (business &
 public services)...............      15,068       198,446
Rio Tinto PLC Registered
 (metals-nonferrous)............      14,775       245,940
Rolls-Royce PLC (aerospace &
 military technology)...........      20,600        87,431
Royal & Sun Alliance Insurance
 Group PLC (insurance)..........      19,859       178,121
Royal Bank of Scotland Group PLC
 (banking)......................       9,138       185,958
Sainsbury (J.) PLC
 (merchandising)................      26,617       167,405
Scottish & Newcastle PLC
 (leisure & tourism)............       8,661        90,447
Scottish Power PLC (utilities-
 electrical & gas)..............      14,198       122,868
SmithKline Beecham PLC (health &
 personal care).................      50,481       655,284
Tarmac PLC (building materials &
 components)....................       7,257        13,641
Tesco PLC (merchandising).......      87,553       227,025
Thames Water PLC (business &
 public services)...............       5,760        91,703
Unilever PLC (food & household
 products)......................      33,788       300,651
United Biscuits (Holdings) PLC
 (food & household products)....       9,940        29,849
Vodafone PLC
 (telecommunications)...........      28,456       562,484
Williams PLC (electronic
 components & instruments)......      10,172        67,183
Wilson Connolly Holdings PLC
 (construction & housing).......       5,216        14,183
                                               -----------
                                                16,152,900
                                               -----------
UNITED STATES (0.5%)
DaimlerChrysler AG
 (automobiles)..................       4,177       371,231
                                               -----------
                                                   371,231
                                               -----------
Total Common Stocks (Cost
 $56,278,861)...................                72,246,359(f)
                                               -----------
PREFERRED STOCKS (0.4%)
AUSTRALIA (0.2%)
News Corp., Ltd.
 A$ 0.075
 (broadcasting & publishing)
 (d)(i).........................      19,878       151,445
                                               -----------

                                    SHARES        VALUE
                                  ------------------------

GERMANY (0.2%)
RWE AG
 E 0.92
 (utilities-electrical & gas)
 (d)(i).........................       1,154   $    40,344
SAP AG
 E 1.60
 (business & public services)
 (d)(i).........................         400       159,022
                                               -----------
                                                   199,366
                                               -----------
Total Preferred Stocks
 (Cost $364,598)................                   350,811
                                               -----------
WARRANTS (0.0%) (B)
HONG KONG (0.0%) (b)
Chinese Estates Holdings, Ltd.
 Call Warrants
 Strike price HK 0.97
 Expire 11/24/99
 (real estate) (a)(i)...........       6,885           443
Chinese Estates Holdings, Ltd.
 Call Warrants
 Strike price HK 1.02
 Expire 11/24/00
 (real estate) (a)(i)...........       6,885           568
Hong Kong & China Gas Co., Ltd.
 Call Warrants
 Strike price HK 12.27
 Expire 9/30/99
 (utilities-electrical & gas)
 (a)(i).........................       1,797           292
                                               -----------
Total Warrants..................                     1,303
                                               -----------

SHORT-TERM INVESTMENTS (7.7%)
                                  PRINCIPAL
                                    AMOUNT
                                  ----------
U.S. GOVERNMENT (7.7%)
United States Treasury Bill
 4.56%, due 9/16/99 (c).........  $  300,000       297,055
 4.51%, due 9/23/99 (c).........     400,000       395,744
 4.52%, due 9/23/99 (c).........     100,000        98,936
 4.53%, due 9/23/99 (c).........     900,000       890,424
 4.55%, due 9/23/99 (c).........     300,000       296,808
 4.56%, due 9/23/99 (c).........     100,000        98,936
 4.59%, due 9/23/99 (c).........   3,300,000     3,264,888
 4.60%, due 9/23/99 (c).........     400,000       395,744
 4.64%, due 9/23/99 (c).........     100,000        98,936
                                               -----------
Total Short-Term Investments
 (Cost $5,837,337)..............                 5,837,471
                                               -----------
Total Investments
 (Cost $62,480,796) (g).........       103.2%   78,435,944(h)
Liabilities in Excess of
 Cash and Other Assets..........        (3.2)   (2,436,683)
                                  ----------   -----------
Net Assets......................       100.0%  $75,999,261
                                  ==========   ===========

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                        MAINSTAY
                                                        INSTITUTIONAL FUNDS INC.

FUTURES CONTRACTS (0.0%) (B)
                                            UNREALIZED
                           CONTRACTS       APPRECIATION
                             LONG       (DEPRECIATION)(e)
                           ------------------------------
FRANCE (0.0%) (b)
Euro, CAC 40 Index, July
  1999..................         4          $  5,924
                                            --------
GERMANY (0.0%) (b)
Euro, DAX Index,
  September 1999........         3             8,658
                                            --------
JAPAN (0.0%) (b)
Japanese Yen, TOPIX
  Index,
  September 1999........         5            30,570
                                            --------
UNITED KINGDOM (0.0%) (b)
Pound Sterling, FTSE 100
  Index, September
  1999..................         6           (13,387)
                                            --------
Total Futures Contracts
  (Settlement Value
  $1,785,788)...........                    $ 31,765
                                            ========

------------
(a) Non-income producing security.
(b) Less than one tenth of a percent.
(c) Segregated or partially segregated as collateral for futures contracts.
(d) Dividend rate shown represents the most recent annual payment.
(e) Represents the difference between the value of the contracts at the time they were opened and the value at June 30, 1999.
(f) The combined market value of common stocks and settlement value of Index futures contracts represents 97.4% of net assets.
(g) The cost for Federal income tax purposes is $63,400,014.
(h) At June 30, 1999 net unrealized appreciation for securities was $15,035,930, based on cost for Federal income tax purposes. This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $20,318,267 and aggregate gross unrealized depreciation for all investments on which there was an excess of cost over market value of $5,282,337.
(i) A$ --Australian Dollar
    E --Euro
    HK--Hong Kong Dollar
    L --Pound Sterling

The table below sets forth the diversification of EAFE Index Fund investments by industry.
INDUSTRY DIVERSIFICATION

                                    VALUE       PERCENT+
                                 -----------------------
Aerospace & Military
  Technology..................   $   248,879       0.3%
Appliances & Household
  Durables....................     1,510,710       2.0
Automobiles...................     3,016,657       4.0
Banking.......................    10,792,580      14.2
Beverages & Tobacco...........     1,412,685       1.9
Broadcasting & Publishing.....       923,817       1.2
Building Materials &
  Components..................       860,437       1.1
Business & Public Services....     2,669,709       3.5
Chemicals.....................     1,878,200       2.5
Construction & Housing........       521,865       0.7
Data Processing &
  Reproduction................       660,074       0.9
Electrical & Electronics......     3,909,123       5.1
Electronic Components &
  Instruments.................     1,246,301       1.6
Energy Equipment & Service....        25,616       0.0*
Energy Sources................     5,049,088       6.6
Financial Services............       915,580       1.2
Food & Household Products.....     2,048,602       2.7
Forest Products & Paper.......       197,027       0.3
Health & Personal Care........     6,324,891       8.3
Industrial Components.........     1,086,482       1.4
Insurance.....................     4,340,929       5.7
Leisure & Tourism.............       817,950       1.1
Machinery & Engineering.......     1,009,280       1.3
Merchandising.................     3,269,411       4.3
Metals-Nonferrous.............       451,593       0.6
Metals-Steel..................       666,887       0.9
Miscellaneous-Materials &
  Commodities.................       269,155       0.4
Multi-Industry................       941,823       1.2
Real Estate...................     1,122,306       1.5
Recreation & Other Consumer
  Goods.......................       836,722       1.1
Telecommunications............     8,431,848      11.1
Textile & Apparel.............        23,122       0.0*
Transportation-Airlines.......       471,188       0.6
Transportation-Road & Rail....       586,778       0.8
Transportation-Shipping.......       441,579       0.6
U.S. Government...............     5,837,471       7.7
Utilities-Electrical & Gas....     3,180,278       4.2
Wholesale & International
  Trade.......................       439,301       0.6
                                 -----------     -----
                                  78,435,944     103.2
Liabilities in Excess of
  Cash and Other Assets.......    (2,436,683)     (3.2)
                                 -----------     -----
Net Assets....................   $75,999,261     100.0%
                                 ===========     =====

------------
+ Percentages indicated are based on Fund net assets.
* Less than one tenth of a percent.


  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

EAFE INDEX FUND

STATEMENT OF ASSETS AND LIABILITIES
As of June 30, 1999 (Unaudited)

ASSETS:
  Investment in securities, at value
    (identified cost $62,480,796)......   $   78,435,944
  Cash denominated in foreign
    currencies (identified cost
    $16,833)...........................           17,339
  Deposit with broker for futures
    contracts..........................          385,583
  Receivables:
    Investment securities sold.........        6,374,222
    Fund shares sold...................          634,862
    Dividends and interest.............          408,310
  Unrealized gain on futures
    contracts..........................           31,765
                                          --------------
        Total assets...................       86,288,025
                                          --------------
LIABILITIES:
  Payables:
    Investment securities purchased....       10,123,733
    Custodian..........................           76,177
    MainStay Management................           37,589
    Transfer agent.....................            2,116
  Accrued expenses.....................           49,149
                                          --------------
        Total liabilities..............       10,288,764
                                          --------------
  Net assets...........................   $   75,999,261
                                          ==============
COMPOSITION OF NET ASSETS:
  Capital stock (par value of $.001 per
    share)
    1 billion shares authorized
    Institutional Class................   $        6,389
    Institutional Service Class........               46
  Additional paid-in capital...........       58,861,888
  Accumulated distribution in excess of
    net investment income..............         (276,124)
  Accumulated undistributed net
    realized gain on investments.......        1,449,156
  Accumulated net realized loss on
    foreign currency...................          (10,411)
  Net unrealized appreciation on
    investments........................       15,986,913
  Net unrealized depreciation on
    translation of other assets and
    liabilities in foreign
    currencies.........................          (18,596)
                                          --------------
  Net assets...........................   $   75,999,261
                                          ==============
Institutional Class
  Net assets applicable to outstanding
    shares.............................   $   75,453,130
                                          ==============
  Shares of capital stock
    outstanding........................        6,388,551
                                          ==============
  Net asset value per share
    outstanding........................   $        11.81
                                          ==============
Institutional Service Class
  Net assets applicable to outstanding
    shares.............................   $      546,131
                                          ==============
  Shares of capital stock
    outstanding........................           46,477
                                          ==============
  Net asset value per share
    outstanding........................   $        11.75
                                          ==============
STATEMENT OF OPERATIONS
For the six months ended June 30, 1999 (Unaudited)
INVESTMENT INCOME:
  Income:
    Dividends (a)......................   $      865,389
    Interest...........................           47,272
                                          --------------
        Total income...................          912,661
                                          --------------
  Expenses:
    Management.........................          324,090
    Portfolio pricing..................           40,132
    Professional.......................           21,346
    Custodian..........................           18,123
    Transfer agent.....................           13,724
    Registration.......................           10,874
    Shareholder communication..........            3,113
    Directors..........................              777
    Service............................              657
    Miscellaneous......................            6,123
                                          --------------
        Total expenses before
          reimbursement................          438,959
    Expense reimbursement from
      Manager..........................         (117,623)
                                          --------------
        Net expenses...................          321,336
                                          --------------
  Net investment income................          591,325
                                          --------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS AND FOREIGN CURRENCY
  TRANSACTIONS:
  Net realized gain (loss) from:
    Security transactions..............        1,013,330
    Futures transactions...............          149,229
    Foreign currency transactions......          (10,411)
                                          --------------
  Net realized gain on investments and
    foreign currency transactions......        1,152,148
                                          --------------
  Net change in unrealized appreciation
    on investments:
    Security transactions..............        1,497,699
    Futures transactions...............           38,786
    Translation of other assets and
      liabilities in foreign
      currencies.......................          (20,648)
                                          --------------
  Net unrealized gain on investments
    and foreign currency
    transactions.......................        1,515,837
                                          --------------
  Net realized and unrealized gain on
    investments and foreign currency
    transactions.......................        2,667,985
                                          --------------
  Net increase in net assets resulting
    from operations....................   $    3,259,310
                                          ==============

------------
(a) Dividends recorded net of foreign withholding taxes of $124,254.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                        MAINSTAY
                                                        INSTITUTIONAL FUNDS INC.

EAFE INDEX FUND
STATEMENT OF CHANGES IN NET ASSETS
For the six months ended June 30, 1999 (Unaudited) and the year ended December 31, 1998

                                                                   1999             1998
                                                              --------------   --------------
INCREASE IN NET ASSETS:
  Operations:
    Net investment income...................................  $      591,325   $      529,655
    Net realized gain on investments........................       1,162,559        4,415,135
    Net realized loss on foreign currency transactions......         (10,411)            (491)
    Net change in unrealized appreciation on investments....       1,536,485        6,085,831
    Net change in unrealized appreciation (depreciation) on
     translation of other assets and liabilities in foreign
     currencies.............................................         (20,648)          15,803
                                                              --------------   --------------
    Net increase in net assets resulting from operations....       3,259,310       11,045,933
                                                              --------------   --------------
  Dividends and distributions to shareholders:
    From net investment income:
      Institutional Class...................................              --         (526,186)
      Institutional Service Class...........................              --           (3,469)
    From net realized gain on investments and foreign
     currency transactions:
      Institutional Class...................................              --       (3,871,228)
      Institutional Service Class...........................              --          (29,729)
    In excess of net investment income:
      Institutional Class...................................              --         (560,314)
      Institutional Service Class...........................              --           (3,666)
                                                              --------------   --------------
        Total dividends and distributions to shareholders...              --       (4,994,592)
                                                              --------------   --------------
  Capital share transactions:
    Net proceeds from sale of shares:
      Institutional Class...................................      42,061,027       29,896,062
      Institutional Service Class...........................          60,034           86,552
    Net asset value of shares issued to shareholders in
     reinvestment of dividends and distributions:
      Institutional Class...................................              --        4,948,383
      Institutional Service Class...........................              --           36,795
                                                              --------------   --------------
                                                                  42,121,061       34,967,792
    Cost of shares redeemed:
      Institutional Class...................................     (34,929,117)     (30,946,559)
      Institutional Service Class...........................         (37,922)        (102,752)
                                                              --------------   --------------
      Increase in net assets derived from capital share
       transactions.........................................       7,154,022        3,918,481
                                                              --------------   --------------
      Net increase in net assets............................      10,413,332        9,969,822
NET ASSETS:
  Beginning of period.......................................      65,585,929       55,616,107
                                                              --------------   --------------
  End of period.............................................  $   75,999,261   $   65,585,929
                                                              ==============   ==============
  Accumulated distribution in excess of net investment
    income at end of period.................................  $     (276,124)  $     (867,449)
                                                              ==============   ==============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

EAFE INDEX FUND
FINANCIAL HIGHLIGHTS
(Selected per share data and ratios)

                                                                            INSTITUTIONAL                   INSTITUTIONAL
                                                            INSTITUTIONAL      SERVICE      INSTITUTIONAL      SERVICE
                                                                CLASS           CLASS           CLASS           CLASS
                                                            -------------   -------------   -------------   -------------
                                                                  SIX MONTHS ENDED                   YEAR ENDED
                                                                   JUNE 30, 1999*                 DECEMBER 31, 1998
                                                            -----------------------------   -----------------------------
Net asset value at beginning of period....................   $    11.27      $    11.22      $    10.24      $    10.20
                                                             ----------      ----------      ----------      ----------
Net investment income.....................................         0.11            0.09            0.11            0.08
Net realized and unrealized gain (loss) on investments....         0.44            0.45            1.84            1.83
Net realized and unrealized gain (loss) on foreign
  currency transactions...................................        (0.01)          (0.01)           0.00(a)         0.00(a)
                                                             ----------      ----------      ----------      ----------
Total from investment operations..........................         0.54            0.53            1.95            1.91
                                                             ----------      ----------      ----------      ----------
Less dividends and distributions:
From net investment income................................           --              --           (0.11)          (0.08)
From net realized gain on investments and foreign currency
  transactions............................................           --              --           (0.72)          (0.72)
In excess of net investment income........................           --              --           (0.09)          (0.09)
                                                             ----------      ----------      ----------      ----------
Total dividends and distributions.........................           --              --           (0.92)          (0.89)
                                                             ----------      ----------      ----------      ----------
Net asset value at end of period..........................   $    11.81      $    11.75      $    11.27      $    11.22
                                                             ==========      ==========      ==========      ==========
Total investment return...................................         4.79%(b)        4.72%(b)       19.15%          18.83%
Ratios (to average net assets)/Supplemental Data:
  Net investment income...................................         1.74%+          1.49%+          0.90%           0.65%
  Net expenses............................................         0.94%+          1.19%+          0.94%           1.19%
  Expenses (before reimbursement).........................         1.28%+          1.53%+          1.38%           1.63%
Portfolio turnover rate...................................           11%             11%             24%             24%
Net assets at end of period (in 000's)....................   $   75,453      $      546      $   65,087      $      499

------------
 *  Unaudited.
 +  Annualized.
(a)  Less than one cent per share.
(b) Total return is not annualized.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                        MAINSTAY
                                                        INSTITUTIONAL FUNDS INC.

                      INSTITUTIONAL                   INSTITUTIONAL                   INSTITUTIONAL
      INSTITUTIONAL      SERVICE      INSTITUTIONAL      SERVICE      INSTITUTIONAL      SERVICE      INSTITUTIONAL
          CLASS           CLASS           CLASS           CLASS           CLASS           CLASS           CLASS
      -------------   -------------   -------------   -------------   -------------   -------------   -------------
                                                 YEAR ENDED DECEMBER 31
      -------------------------------------------------------------------------------------------------------------
                  1997                            1996                            1995                    1994
      -----------------------------   -----------------------------   -----------------------------   -------------
       $    14.00      $    13.97      $    13.56      $    13.51      $    12.63      $    12.63      $    12.03
       ----------      ----------      ----------      ----------      ----------      ----------      ----------
             0.22            0.19            0.16            0.12            0.13            0.14            0.10
            (0.28)          (0.29)           0.71            0.73            1.11            1.05            0.70
            (0.00)(a)       (0.00)(a)       (0.00)(a)       (0.00)(a)       (0.10)          (0.10)           0.03
       ----------      ----------      ----------      ----------      ----------      ----------      ----------
            (0.06)          (0.10)           0.87            0.85            1.14            1.09            0.83
       ----------      ----------      ----------      ----------      ----------      ----------      ----------
            (0.22)          (0.19)          (0.16)          (0.12)          (0.04)          (0.04)          (0.09)
            (3.39)          (3.39)          (0.25)          (0.25)          (0.14)          (0.14)          (0.14)
            (0.09)          (0.09)          (0.02)          (0.02)          (0.03)          (0.03)             --
       ----------      ----------      ----------      ----------      ----------      ----------      ----------
            (3.70)          (3.67)          (0.43)          (0.39)          (0.21)          (0.21)          (0.23)
       ----------      ----------      ----------      ----------      ----------      ----------      ----------
       $    10.24      $    10.20      $    14.00      $    13.97      $    13.56      $    13.51      $    12.63
       ==========      ==========      ==========      ==========      ==========      ==========      ==========
             0.40%           0.08%           6.45%           6.37%           9.03%           8.63%           6.83%
             1.04%           0.79%           1.11%           0.86%           1.01%           0.76%           0.57%
             0.94%           1.19%           0.94%           1.19%           1.03%           1.28%           1.26%
             1.26%           1.51%           1.23%           1.48%           1.24%           1.49%           1.26%
                6%              6%              4%              4%              6%              6%              7%
       $   55,177      $      439      $   89,029      $      396      $   80,087      $      257      $   72,265

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

GROWTH EQUITY FUND
--------------------------------------------------------------------------------

For several years, growth stocks have shown extraordinary strength. In April of 1999, however, improving prospects for a world economic recovery turned the market's focus to value stocks. Cyclical issues selling at low valuations drew the attention of many investors because they believed the earnings of these stocks might accelerate in that environment. When the Federal Reserve Board announced in May that it was likely to raise interest rates, highly valued growth stocks came under considerable pressure.

By mid-June, fears began to ease about the possibility of multiple interest-rate hikes to control inflation. On June 30, 1999, the Federal Reserve Board raised the targeted federal funds rate by a quarter of a percent--a move that was well anticipated by the market. The Federal Reserve also shifted to a neutral stance, which the stock market took as positive news.

FACING CHALLENGES IN A MOVING MARKET

For the first six months of 1999, the MainStay Institutional Growth Equity Fund returned 7.62% for Institutional Class shares and 7.46% for Service Class shares. While the Fund outperformed the S&P 500 Index(1) and its average Lipper(2) peer fund during the month of June, the comeback was not enough to offset weaknesses in April and May. As a result, the Fund underperformed the 11.65% return of the average Lipper growth fund for the six months ended June 30, 1999.

The Fund's underperformance resulted largely from the market's movement away from defensive sectors, such as pharmaceuticals and supermarkets, where the Fund was overweighted--and the market's preference for sectors that were underrepresented in the Fund's portfolio, such as capital goods and energy.

It is worth noting that Morningstar(3) rated the Fund's Institutional Class shares 5 stars overall as of June 30, 1999. This class of shares also received 4 stars for the 3-year period and 5 stars for the 5-year period ended June 30, 1999, from among 3,043 and 1,878 domestic equity funds, respectively.

REPOSITIONING THE PORTFOLIO

During the second quarter of 1999, we reduced the Fund's exposure to defensive groups by selling Eli Lilly and Monsanto shares in May and reducing the Fund's positions in Kroger and Safeway supermarkets in June. Eli Lilly and Safeway were among the portfolio's worst-performing investments in the second quarter. These sales allowed the Fund to pursue more productive investments.

We added several stocks to the Fund's portfolio during the reporting period, including shares of consumer electronics retailer Circuit City and communications companies Omnicom, ALLTEL, and Time Warner--all of which made positive contributions to performance.

Significant sales during the first half of the year included McKesson HBOC, a leading drug distributor, and Waste Management, Inc., a pollution-control company, both of which suffered from weakening fundamentals. Fortunately, both stocks were sold before major earnings disappointments were announced. We also sold shares of Service Corp. International at a loss when an earnings shortfall caused a major setback for this leading funeral and cemetery company.

As interest rates rose in April and May, we reduced the Fund's financial holdings to a slightly underweighted position by selling Conseco (insurance), Fannie Mae (mortgages), and South-Trust
--------------------------------------------------------------------------------
(1) "S&P 500(R)" is a trademark of The McGraw-Hill Companies, Inc. The S&P 500 is an unmanaged index and is considered to be generally representative of the U.S. stock market. Results assume the reinvestment of all income and capital gain distributions. An investment cannot be made directly into an index.
(2) Lipper, Inc. is an independent monitor of mutual fund performance. Results do not reflect any deduction of sales charges and are based on total returns with capital gains and dividends reinvested.
(3) Morningstar, Inc. is an independent fund performance monitor. Its ratings reflect historic risk-adjusted performance, taking into account fees and other sales charges and may change monthly. Its ratings of 1 (low) to 5
    (high) stars are based on a fund's 3-, 5-, and 10-year average annual returns (if applicable) in excess of 90-day Treasury bill returns with appropriate fee adjustments, and a risk factor that reflects fund performance below 90-day Treasury bill returns. The top 10% of the funds in a rating group receive 5 stars, the next 22.5% receive 4 stars, the middle 35% receive 3 stars, the next 22.5% receive 2 stars, and the bottom 10% receive 1 star.

Corp. (banking). The net impact of these sales for the quarter was neutral.

TECHNOLOGY PLAYS A LEADING ROLE

Throughout the first half of the year, the Fund remained overweighted in technology stocks, which were particularly strong performers. With strong demand for its Internet-related products and services, Sun Microsystems rose 65% during the first half of 1999 and had the greatest positive impact on performance. Cisco Systems, EMC Corp., and Microsoft were other technology companies that contributed positively to the Fund's performance, with returns ranging from 30% to 40% for the first half of the year. Despite technology's general advance, however, software and service provider Compuware declined substantially on year-2000 concerns, with a negative impact on the Fund's performance.

Tyco International Ltd., a diversified manufacturing and service company, also showed strong performance during first half of 1999. The company benefited from its impeccable record of acquisitions and the market's focus on capital goods stocks.

At the end of June, the Fund was overweighted in consumer staples and health care, which had a negative impact on performance, as these sectors lagged the market. Underweighting the basic materials, capital goods, communication services, and energy sectors also hurt performance, as these groups advanced. The Fund's overweighted position in technology and underweighted position in utilities had a positive impact, as the former sector advanced and the latter underperformed.

LOOKING AHEAD

We believe that consumer confidence, stable interest rates, and a recovering world economy suggest a positive outlook for U.S. corporate profits. While we believe inflation will remain a concern, at the end of this reporting period it appeared to be benign. We believe the economy will continue to grow at a slower pace during the second half of the year, which may be positive for stocks in general and growth stocks in particular. Whatever the markets bring, the Fund will continue to seek long-term growth of capital, with dividend income, if any, as an incidental consideration.

Rudolph C. Carryl
Edmund C. Spelman
Portfolio Managers
MacKay Shields Financial Corporation

--------------------------------------------------------------------------------
Past performance is no guarantee of future results.

                   $10,000 INVESTED IN MAINSTAY INSTITUTIONAL
                      GROWTH EQUITY FUND VS S&P 500 INDEX
                           INSTITUTIONAL CLASS SHARES
[Institutional Class Shares Graph]

                                                                     GROWTH EQUITY FUND                   S&P 500 INDEX
                                                                     ------------------                   -------------
12/31/90                                                                  10000.00                           10000.00
3/31/91                                                                   12560.00                           11453.00
6/30/91                                                                   12100.00                           11427.00
9/30/91                                                                   14680.00                           12038.00
12/31/91                                                                  16700.00                           13047.00
3/31/92                                                                   16369.00                           12717.00
6/30/92                                                                   14175.00                           12958.00
9/30/92                                                                   14738.00                           13366.00
12/31/92                                                                  17640.00                           14040.00
3/31/93                                                                   17434.00                           14654.00
6/30/93                                                                   17663.00                           14726.00
9/30/93                                                                   19168.00                           15105.00
12/31/93                                                                  19333.00                           15456.00
3/31/94                                                                   19064.00                           14870.00
6/30/94                                                                   17735.00                           14933.00
9/30/94                                                                   19453.00                           15663.00
12/31/94                                                                  18901.00                           15660.00
3/31/95                                                                   20628.00                           17185.00
6/30/95                                                                   22729.00                           18826.00
9/30/95                                                                   25437.00                           20323.00
12/31/95                                                                  26062.00                           21546.00
3/31/96                                                                   28040.00                           22703.00
6/30/96                                                                   28939.00                           23723.00
9/30/96                                                                   30793.00                           24456.00
12/31/96                                                                  31696.00                           26493.00
3/31/97                                                                   30355.00                           27203.00
6/30/97                                                                   35905.00                           31955.00
9/30/97                                                                   39537.00                           34345.00
12/31/97                                                                  39535.00                           35331.00
3/31/98                                                                   45303.00                           40260.00
6/30/98                                                                   47200.00                           41588.00
9/30/98                                                                   43407.00                           37450.00
12/31/98                                                                  55548.00                           45427.00
6/30/99                                                                   59779.00                           51061.00

Source: Lipper, Inc.

THESE GRAPHS ASSUME A $10,000 INVESTMENT MADE ON 1/2/91.

                   $10,000 INVESTED IN MAINSTAY INSTITUTIONAL
                      GROWTH EQUITY FUND VS S&P 500 INDEX
                              SERVICE CLASS SHARES
[Service Class Shares Graph]

                                                                    GROWTH EQUITY FUND                    S&P 500 INDEX
                                                                    ------------------                    -------------
12/31/90                                                                  10000                              10000
3/31/91                                                                   12560.00                           11453.00
6/30/91                                                                   12100.00                           11427.00
9/30/91                                                                   14680.00                           12038.00
12/31/91                                                                  16700.00                           13047.00
3/31/92                                                                   16369.00                           12717.00
6/30/92                                                                   14175.00                           12958.00
9/30/92                                                                   14738.00                           13366.00
12/31/92                                                                  17640.00                           14040.00
3/31/93                                                                   17434.00                           14654.00
6/30/93                                                                   17663.00                           14726.00
9/30/93                                                                   19168.00                           15105.00
12/31/93                                                                  19333.00                           15456.00
3/31/94                                                                   19064.00                           14870.00
6/30/94                                                                   17735.00                           14933.00
9/30/94                                                                   19453.00                           15663.00
12/31/94                                                                  18901.00                           15660.00
3/31/95                                                                   20615.00                           17185.00
6/30/95                                                                   22701.00                           18826.00
9/30/95                                                                   25381.00                           20323.00
12/31/95                                                                  25990.00                           21546.00
3/31/96                                                                   27939.00                           22703.00
6/30/96                                                                   28810.00                           23723.00
9/30/96                                                                   30649.00                           24456.00
12/31/96                                                                  31523.00                           26493.00
3/31/97                                                                   30169.00                           27203.00
6/30/97                                                                   35658.00                           31955.00
9/30/97                                                                   39246.00                           34345.00
12/31/97                                                                  39245.00                           35331.00
3/31/98                                                                   44936.00                           40260.00
6/30/98                                                                   46786.00                           41588.00
9/30/98                                                                   43008.00                           37450.00
12/31/98                                                                  55012.00                           45427.00
6/30/99                                                                   59113.00                           51061.00

                                             TOTAL RETURN*           SEC AVERAGE ANNUAL TOTAL RETURN*
             PERFORMANCE                  AS OF JUNE 30, 1999              AS OF JUNE 30, 1999
--------------------------------------------------------------------------------------------------------
                                             YEAR TO DATE         ONE YEAR  FIVE YEAR    SINCE INCEPTION
--------------------------------------------------------------------------------------------------------
Growth Equity Fund Institutional Class           7.62%             26.65%     27.51%         23.41%
Growth Equity Fund Service Class(+)              7.46%             26.35%     27.22%         23.25%
Average Lipper Growth Fund                      11.65%             18.87%     22.64%         19.03%
S&P 500 Index                                   12.39%             22.77%     27.87%         21.53%

YEAR-BY-YEAR PERFORMANCE
--------------------------------------------------------------------------------

                           INSTITUTIONAL CLASS SHARES
[PERFORMANCE CHART]

                                                                  YEAR END
               --------------------------------------------------------------------------------------------------------------
                                                                                                                      1999 AS
                                                                                                                         OF
                1991         1992         1993         1994         1995         1996         1997         1998       6/30/99
               ------       ------       ------       ------       ------       ------       ------       ------      -------
               67.00         5.63         9.59        -2.23        37.88        21.62        24.73        40.50         7.62

--------------------------------------------------------------------------------
* Total return reflects the annual return on an investment including appreciation and dividends or interest. Total returns shown herein include the change in share price and reinvestment of capital gain distributions and dividends, and, for the Service Class shares, include the service fee of .25% on an annualized basis of the average daily net asset value of the Service Class shares.

+ Performance figures for the Service Class, first offered to the public on 1/1/95, include the historical performance of the Institutional Class from the Fund's inception (1/2/91) up to 12/31/94. Performance figures for these two Classes after this date will vary based on differences in their expense structures.

  PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. DUE TO CURRENT MARKET VOLATILITY, PERFORMANCE MAY BE LESS THAN SHOWN. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT UPON REDEMPTION, SHARES MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

  The Institutional Class shares and the Service Class shares are sold with no sales charge or contingent deferred sales charge. The Service Class shares, first offered 1/1/95, are subject to an annual shareholder service fee of .25%.

                                                        MAINSTAY
                                                        INSTITUTIONAL FUNDS INC.

GROWTH EQUITY FUND
PORTFOLIO OF INVESTMENTS
June 30, 1999 (Unaudited)


COMMON STOCKS (98.1%)+
                                    SHARES          VALUE
                                  ----------------------------
BANKS (1.9%)
Firstar Corp. ..................      170,000   $    4,760,000
Wells Fargo & Co. ..............      354,700       15,163,425
                                                --------------
                                                    19,923,425
                                                --------------
BROADCAST/MEDIA (3.1%)
Chancellor Media Corp. (a)......      233,000       12,844,125
Clear Channel Communications,
 Inc. (a).......................      248,200       17,110,288
Fox Entertainment Group, Inc.
 (a)............................      100,000        2,693,750
                                                --------------
                                                    32,648,163
                                                --------------
COMMUNICATIONS--EQUIPMENT (8.0%)
Cisco Systems, Inc. (a).........      669,450       43,054,003
Lucent Technologies Inc. .......      614,800       41,460,575
                                                --------------
                                                    84,514,578
                                                --------------
COMPUTER SOFTWARE & SERVICES (8.7%)
America Online, Inc. (a)........       54,000        5,967,000
Compuware Corp. (a).............      708,000       22,523,250
Equifax Inc. ...................      251,000        8,957,562
Microsoft Corp. (a).............      400,000       36,075,000
Oracle Corp. (a)................      482,037       17,895,624
                                                --------------
                                                    91,418,436
                                                --------------
COMPUTER SYSTEMS (6.8%)
EMC Corp. (a)...................      566,400       31,152,000
Sun Microsystems, Inc. (a)......      582,200       40,099,025
                                                --------------
                                                    71,251,025
                                                --------------
ELECTRONICS--SEMICONDUCTORS (3.1%)
Intel Corp. ....................      312,400       18,587,800
Motorola, Inc. .................      145,600       13,795,600
                                                --------------
                                                    32,383,400
                                                --------------
ENTERTAINMENT (1.4%)
Time Warner, Inc. ..............      197,700       14,234,400
                                                --------------
FINANCIAL--MISCELLANEOUS (5.8%)
Associates First Capital Corp.
 Class A........................      577,900       25,608,194
Citigroup Inc. .................      534,895       25,407,512
Freddie Mac.....................      181,700       10,538,600
                                                --------------
                                                    61,554,306
                                                --------------
HEALTH CARE DISTRIBUTORS (1.7%)
Cardinal Health Inc. ...........      278,050       17,829,956
                                                --------------
HEALTH CARE--DRUGS (6.6%)
Elan Corp. PLC ADR (a)(b).......      406,000       11,266,500
Merck & Co., Inc. ..............      195,200       14,444,800
Pfizer Inc. ....................      144,800       15,891,800
Schering-Plough Corp. ..........      525,800       27,867,400
                                                --------------
                                                    69,470,500
                                                --------------

                                    SHARES          VALUE
                                  ----------------------------

HEALTH CARE--MEDICAL PRODUCTS (5.1%)
Guidant Corp. ..................      490,800   $   25,245,525
Medtronic, Inc. ................      373,600       29,094,100
                                                --------------
                                                    54,339,625
                                                --------------
HEALTH CARE--MISCELLANEOUS (2.6%)
Johnson & Johnson...............      283,104       27,744,192
                                                --------------
HOTEL/MOTEL (1.1%)
Carnival Corp. .................      238,000       11,543,000
                                                --------------
HOUSEHOLD PRODUCTS (1.9%)
Colgate-Palmolive Co. ..........      201,000       19,848,750
                                                --------------
INSURANCE (3.1%)
American International Group,
 Inc. ..........................      277,010       32,427,483
                                                --------------
LEISURE TIME (2.0%)
Harley-Davidson, Inc. ..........      398,000       21,641,250
                                                --------------
MANUFACTURING--DIVERSIFIED (4.5%)
Tyco International Ltd. ........      505,100       47,858,225
                                                --------------
PERSONAL LOANS (1.7%)
Providian Financial Corp. ......      195,550       18,283,925
                                                --------------
RETAIL (20.0%)
Bed Bath & Beyond, Inc. (a).....      409,400       15,761,900
CVS Corp. ......................      419,200       21,431,600
Circuit City Stores, Inc. ......      238,200       22,152,600
Dollar General Corp. ...........      469,370       13,611,730
Home Depot, Inc. (The)..........      458,900       29,570,369
Kohl's Corp. (a)................      380,000       29,331,250
Kroger Co. (a)..................      806,200       22,523,212
Nordstrom, Inc. ................      353,100       11,828,850
Safeway Inc. (a)................      385,100       19,062,450
Staples, Inc. (a)...............      831,000       25,709,063
                                                --------------
                                                   210,983,024
                                                --------------
SPECIALIZED SERVICES (3.9%)
Cendant Corp. (a)...............      591,910       12,134,155
IMS Health Inc. ................      450,500       14,078,125
Omnicom Group Inc. .............      193,300       15,464,000
                                                --------------
                                                    41,676,280
                                                --------------
TELECOMMUNICATIONS--LONG DISTANCE (3.3%)
MCI WorldCom, Inc. (a)..........      409,088       35,283,840
                                                --------------
TELEPHONE (1.8%)
ALLTEL Corp. ...................      267,500       19,126,250
                                                --------------
Total Common Stocks
 (Cost $492,900,188)............                 1,035,984,033
                                                --------------

------------
+ Percentages indicated are based on Fund net assets.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

GROWTH EQUITY FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
June 30, 1999

SHORT-TERM
INVESTMENTS (2.3%)
                                   PRINCIPAL
                                    AMOUNT          VALUE
                                  --------------------------
COMMERCIAL PAPER (2.3%)
American Express Credit Corp.
 4.92%, due 7/7/99..............  $ 8,400,000   $    8,393,103
Chevron USA Inc.
 4.94%, due 7/8/99..............   10,000,000        9,990,381
General Electric Co.
 4.99%, due 7/9/99..............    5,280,000        5,274,138
                                                --------------
Total Short-Term Investments
 (Cost $23,657,622).............                    23,657,622
                                                --------------
Total Investments
 (Cost $516,557,810) (c)........        100.4%   1,059,641,655(d)
Liabilities in Excess of
 Cash and Other Assets..........         (0.4)      (3,793,905)
                                   ----------      -----------
Net Assets......................        100.0%  $1,055,847,750
                                   ==========      ===========

------------
(a) Non-income producing security.
(b) ADR--American Depository Receipt.
(c) The cost stated also represents the aggregate cost for Federal income tax purposes.
(d) At June 30, 1999, net unrealized appreciation was $543,083,845, based on cost for Federal income tax purposes. This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $550,245,326 and aggregate gross unrealized depreciation for all investments on which there was an excess of cost over market value of $7,161,481.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                        MAINSTAY
                                                        INSTITUTIONAL FUNDS INC.

GROWTH EQUITY FUND

STATEMENT OF ASSETS AND LIABILITIES
As of June 30, 1999 (Unaudited)

ASSETS:
  Investment in securities, at value
    (identified cost $516,557,810).....   $1,059,641,655
  Cash.................................            1,117
  Receivables:
    Investment securities sold.........        2,508,255
    Fund shares sold...................          358,923
    Dividends..........................          245,684
                                          --------------
        Total assets...................    1,062,755,634
                                          --------------
LIABILITIES:
  Payables:
    Investment securities purchased....        5,002,363
    Fund shares redeemed...............        1,025,494
    MainStay Management................          698,832
    Transfer agent.....................           35,175
    Custodian..........................           26,122
  Accrued expenses.....................          119,898
                                          --------------
        Total liabilities..............        6,907,884
                                          --------------
  Net assets...........................   $1,055,847,750
                                          ==============
COMPOSITION OF NET ASSETS:
  Capital stock (par value of $.001 per
    share)
    1 billion shares authorized
    Institutional Class................   $       28,836
    Institutional Service Class........              472
  Additional paid-in capital...........      444,843,852
  Accumulated net investment loss......       (2,353,985)
  Accumulated undistributed net
    realized gain on investments.......       70,244,730
  Net unrealized appreciation on
    investments........................      543,083,845
                                          --------------
  Net assets...........................   $1,055,847,750
                                          ==============
Institutional Class
  Net assets applicable to outstanding
    shares.............................   $1,039,044,485
                                          ==============
  Shares of capital stock
    outstanding........................       28,835,947
                                          ==============
  Net asset value per share
    outstanding........................   $        36.03
                                          ==============
Institutional Service Class
  Net assets applicable to outstanding
    shares.............................   $   16,803,265
                                          ==============
  Shares of capital stock
    outstanding........................          471,946
                                          ==============
  Net asset value per share
    outstanding........................   $        35.60
                                          ==============
STATEMENT OF OPERATIONS
For the six months ended June 30, 1999 (Unaudited)
INVESTMENT INCOME:
  Income:
    Dividends..........................   $    2,012,118
    Interest...........................          407,322
                                          --------------
        Total income...................        2,419,440
                                          --------------
  Expenses:
    Management.........................        4,329,552
    Transfer agent.....................          237,319
    Professional.......................           52,486
    Shareholder communication..........           46,549
    Custodian..........................           39,373
    Service............................           20,148
    Registration.......................           15,151
    Directors..........................           11,279
    Miscellaneous......................           21,568
                                          --------------
        Total expenses.................        4,773,425
                                          --------------
  Net investment loss..................       (2,353,985)
                                          --------------
REALIZED AND UNREALIZED GAIN ON
  INVESTMENTS:
  Net realized gain on investments.....       60,358,259
  Net change in unrealized appreciation
    on investments.....................       17,256,393
                                          --------------
  Net realized and unrealized gain on
    investments........................       77,614,652
                                          --------------
  Net increase in net assets resulting
    from operations....................   $   75,260,667
                                          ==============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

GROWTH EQUITY FUND
STATEMENT OF CHANGES IN NET ASSETS
For the six months ended June 30, 1999 (Unaudited) and the year ended December 31, 1998

                                                                   1999             1998
                                                              --------------   --------------
INCREASE IN NET ASSETS:
  Operations:
    Net investment loss.....................................  $   (2,353,985)  $   (2,571,953)
    Net realized gain on investments........................      60,358,259       62,407,353
    Net change in unrealized appreciation on investments....      17,256,393      227,097,694
                                                              --------------   --------------
    Net increase in net assets resulting from operations....      75,260,667      286,933,094
                                                              --------------   --------------
  Distributions to shareholders:
    From net realized gain on investments:
      Institutional Class...................................              --      (60,369,694)
      Institutional Service Class...........................              --         (994,776)
                                                              --------------   --------------
        Total distributions to shareholders.................              --      (61,364,470)
                                                              --------------   --------------
  Capital share transactions:
    Net proceeds from sale of shares:
      Institutional Class...................................     159,167,690      135,442,134
      Institutional Service Class...........................       2,130,154        3,436,490
    Net asset value of shares issued to shareholders in
     reinvestment of distributions:
      Institutional Class...................................              --       60,366,383
      Institutional Service Class...........................              --          900,466
                                                              --------------   --------------
                                                                 161,297,844      200,145,473
    Cost of shares redeemed:
      Institutional Class...................................    (169,235,686)    (142,993,936)
      Institutional Service Class...........................      (2,299,550)      (2,633,729)
                                                              --------------   --------------
      Increase (decrease) in net assets derived from capital
       share transactions...................................     (10,237,392)      54,517,808
                                                              --------------   --------------
      Net increase in net assets............................      65,023,275      280,086,432
NET ASSETS:
  Beginning of period.......................................     990,824,475      710,738,043
                                                              --------------   --------------
  End of period.............................................  $1,055,847,750   $  990,824,475
                                                              ==============   ==============
  Accumulated net investment loss at end of period..........  $   (2,353,985)  $           --
                                                              ==============   ==============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

GROWTH EQUITY FUND
FINANCIAL HIGHLIGHTS
(Selected per share data and ratios)

                                                                             INSTITUTIONAL                   INSTITUTIONAL
                                                             INSTITUTIONAL      SERVICE      INSTITUTIONAL      SERVICE
                                                                 CLASS           CLASS           CLASS           CLASS
                                                             -------------   -------------   -------------   -------------
                                                                   SIX MONTHS ENDED                   YEAR ENDED
                                                                    JUNE 30, 1999*                 DECEMBER 31, 1998
                                                             -----------------------------   -----------------------------
Net asset value at beginning of period.....................   $    33.48      $    33.13      $    25.43      $    25.24
                                                              ----------      ----------      ----------      ----------
Net investment income (loss)...............................        (0.08)(a)       (0.12)(a)       (0.09)(a)       (0.16)(a)
Net realized and unrealized gain (loss) on investments.....         2.63            2.59           10.35           10.26
                                                              ----------      ----------      ----------      ----------
Total from investment operations...........................         2.55            2.47           10.26           10.10
                                                              ----------      ----------      ----------      ----------
Less dividends and distributions:
From net investment income.................................           --              --              --              --
From net realized gain on investments......................           --              --           (2.21)          (2.21)
In excess of net investment income.........................           --              --              --              --
In excess of net realized gain on investments..............           --              --              --              --
                                                              ----------      ----------      ----------      ----------
Total dividends and distributions..........................           --              --           (2.21)          (2.21)
                                                              ----------      ----------      ----------      ----------
Net asset value at end of period...........................   $    36.03      $    35.60      $    33.48      $    33.13
                                                              ==========      ==========      ==========      ==========
Total investment return....................................         7.62%(c)        7.46%(c)       40.50%          40.18%
Ratios (to average net assets)/Supplemental Data:
  Net investment income (loss).............................        (0.46%)+        (0.71%)+        (0.31%)         (0.56%)
  Net expenses.............................................         0.93%+          1.18%+          0.94%           1.19%
Portfolio turnover rate....................................           18%             18%             29%             29%
Net assets at end of period (in 000's).....................   $1,039,044      $   16,803      $  975,010      $   15,814

------------
 *  Unaudited.
 +  Annualized.
(a) Per share data based on average shares outstanding during the period.
(b) Less than one cent per share.
(c) Total return is not annualized.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                        MAINSTAY
                                                        INSTITUTIONAL FUNDS INC.

                     INSTITUTIONAL                   INSTITUTIONAL                   INSTITUTIONAL
     INSTITUTIONAL      SERVICE      INSTITUTIONAL      SERVICE      INSTITUTIONAL      SERVICE      INSTITUTIONAL
         CLASS           CLASS           CLASS           CLASS           CLASS           CLASS           CLASS
     -------------   -------------   -------------   -------------   -------------   -------------   -------------
                                                YEAR ENDED DECEMBER 31
     -------------------------------------------------------------------------------------------------------------
                 1997                            1996                            1995                    1994
     -----------------------------   -----------------------------   -----------------------------   -------------
       $  21.99        $  21.88        $  18.84        $  18.80        $  13.68        $  13.68        $  14.40
       --------        --------        --------        --------        --------        --------        --------
          (0.08)(a)       (0.14)(a)       (0.06)(a)       (0.11)(a)        0.02           (0.01)           0.01
           5.45            5.43            4.14            4.12            5.16            5.14           (0.33)
       --------        --------        --------        --------        --------        --------        --------
           5.37            5.29            4.08            4.01            5.18            5.13           (0.32)
       --------        --------        --------        --------        --------        --------        --------
             --              --              --              --           (0.02)          (0.01)          (0.01)
          (1.93)          (1.93)          (0.93)          (0.93)             --              --           (0.39)
             --              --              --              --           (0.00)(b)       (0.00)(b)          --
             --              --              --              --           (0.00)(b)       (0.00)(b)       (0.00)(b)
       --------        --------        --------        --------        --------        --------        --------
          (1.93)          (1.93)          (0.93)          (0.93)          (0.02)          (0.01)          (0.40)
       --------        --------        --------        --------        --------        --------        --------
       $  25.43        $  25.24        $  21.99        $  21.88        $  18.84        $  18.80        $  13.68
       ========        ========        ========        ========        ========        ========        ========
          24.73%          24.50%          21.62%          21.29%          37.88%          37.50%          (2.23%)
          (0.31%)         (0.56%)         (0.27%)         (0.52%)          0.12%          (0.13%)          0.04%
           0.93%           1.18%           0.92%           1.17%           0.93%           1.18%           0.92%
             36%             36%             22%             22%             33%             33%             37%
       $700,070        $ 10,668        $541,212        $  6,842        $412,129        $  2,729        $284,388

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

INDEXED EQUITY FUND
--------------------------------------------------------------------------------

A multitude of positive indicators combined to propel stocks of large U.S. companies higher during the six months ended June 30, 1999, extending the remarkable bull market of the past several years. Domestically, economic growth continued to surge. News on the inflation front remained low key. Prices for oil, natural gas, lumber, and copper recovered during the reporting period, while agricultural commodity prices generally declined. Investors welcomed enhanced stability in global economies.

Within the overall bull market, there were changes among various U.S. equity sectors. In many respects, the first quarter of 1999 was a continuation of recent history, with the majority of the equity market's performance concentrated in a handful of large-capitalization, growth-oriented stocks. During the second quarter of the year, the tide changed rather dramatically. The S&P 500 Index(1) continued to fare well, but long out-of-favor value stocks saw a strong recovery, as many companies reported corporate earnings in line with or exceeding analysts' expectations. Over the same period, smaller-capitalization U.S. stocks outperformed their larger-cap counterparts for the first time in seven quarters.

STRONG PERFORMANCE

For the six months ended June 30, 1999, the MainStay Institutional Indexed Equity Fund returned 12.16% for Institutional Class shares and 12.05% for Service Class shares. The Fund slightly outperformed the average Lipper(2) S&P 500 Index objective fund, which returned 11.95% for the same period. The S&P 500 Index, a hypothetical investment that does not face the daily expenses associated with mutual fund investing, returned 12.39% for the period.

It is worth noting that Morningstar(3) rated the Institutional Class shares 5 stars overall and 5 stars for the 3- and 5-year periods ended June 30, 1999, from among 3,043 and 1,878 domestic equity funds, respectively. The Service Class shares were rated 5 stars overall and 5 stars for the 3-year period ended June 30, 1999, from among 3,043 domestic equity funds.

COMPUTER SECTOR LED S&P 500 INDEX

The two largest constituent sectors of the S&P 500 Index--computer software and computer systems--together comprise approximately 13% of the Index and were both up over 20% for the first six months of 1999. During the reporting period, LSI Logic, up 186%,(4) Tandy, up 137%, and National Semiconductor, up 88%, were stocks in other sectors that benefited from the computer industry's advance. Oil-related stocks, also a significant element of the S&P 500 Index, returned over 20% through June 30, 1999, as oil prices recovered from their precipitous drop in 1998. Other strong performing sectors of the S&P 500 Index included investment banks/brokers, led by Schwab, up 96%; basic materials/industries, led by Case, up 120%; and telecommunications, led by Sprint, up 147%, and Nextel, up 112%.

Housing-related stocks, a relatively small S&P 500 Index component, was the worst-performing industry sector, struggling as interest rates rose and home-buying activity began to cool. A more material decline came from the drug stocks, which comprise almost 5% of the S&P 500 Index, and declined almost 8%. During the reporting period, McKesson HBOC, down 59%, Rite Aid, down 50%, and Watson Pharmaceuticals, down 44%, were among the stocks in this and related sectors that declined
--------------------------------------------------------------------------------
(1) "S&P 500(R)" is a trademark of The McGraw-Hill Companies, Inc. and has been licensed for use by Monitor Capital Advisors, Inc. Standard & Poor's does not sponsor, endorse, sell, or promote the Fund or represent the advisability of investing in the Indexed Equity Fund. The S&P 500 is an unmanaged index and is considered to be generally representative of the U.S. stock market. Results assume the reinvestment of all income and capital gain distributions. An investment cannot be made directly into an index.
(2) Lipper, Inc. is an independent monitor of mutual fund performance. Results do not reflect any deduction of sales charges and are based on total returns with capital gains and dividends reinvested.
(3) Morningstar, Inc. is an independent fund performance monitor. Its ratings reflect historic risk-adjusted performance, taking into account fees and other sales charges and may change monthly. Its ratings of 1 (low) to 5
    (high) stars are based on a fund's 3-, 5-, and 10-year average annual returns (if applicable) in excess of 90-day Treasury bill returns with appropriate fee adjustments, and a risk factor that reflects fund performance below 90-day Treasury bill returns. The top 10% of the funds in a rating group receive 5 stars, the next 22.5% receive 4 stars, the middle 35% receive 3 stars, the next 22.5% receive 2 stars, and the bottom 10% receive 1 star.
(4) Returns reflect performance for the six-month period ended 6/30/99.

the most. Other declining industries included tobacco, especially Philip Morris, down 25%; foods/retail food stores, particularly Albertson's and Safeway, each down 19%; and health care companies, with Tenet Healthcare down 29%, and Humana down 27%.

The composition of the S&P 500 Index itself remained relatively constant through the first six months of 1999, with just a few changes resulting from corporate actions, such as mergers, spin-offs, and acquisitions.

LOOKING AHEAD

On the whole, the U.S. economy and stock market seem quite healthy. At the same time, we believe that investors should not be lulled into a sense of complacency, overlooking the risks that come with equity investing. Two areas of particular concern are inflation and equity valuations.

While inflation appears to remain dormant, numerous indicators may be harbingers of future inflation. Investors should consider that:

- unemployment remains at a thirty-year low,

- economic growth has been inordinately robust in historical terms,

- oil prices are rebounding, and

- troubled Pacific Rim and other emerging market economies appear to have recovered from recent turmoil.

While these new threats to price stability have been absorbed by the bond market through climbing yields, the stock market has yet to react. A clearer signal that inflation is rising could have a detrimental effect on stock prices, given the importance of earnings expectations that are currently priced into the market.

Equity valuations, as measured by price/earnings ratios, have continued to climb in 1999, even as interest rates have gone up. While past performance is no indication of future results, this pattern has historically implied expectations of strong corporate profitability growth in the years ahead. Disappointing corporate earnings reports may be met with disappointing stock market performance.

Of course, the objective of the MainStay Institutional Indexed Equity Fund is to seek to provide investment results that correspond to the total-return performance (reflecting reinvestment of dividends) of common stocks in the aggregate, as represented by the S&P 500 Index. As a result, we do not respond to or evaluate changing market and economic conditions. Nor do we manage according to a given outlook for the equity markets or the economy in general. That said, we feel it is important for investors to diversify their portfolios and to keep focused on their long-term goals despite inevitable short-term volatility in the equity market.

Jefferson C. Boyce
Stephen B. Killian
Portfolio Managers
Monitor Capital Advisors, Inc.

--------------------------------------------------------------------------------
Past performance is no guarantee of future results.

                   $10,000 INVESTED IN MAINSTAY INSTITUTIONAL
                      INDEXED EQUITY FUND VS S&P 500 INDEX
                           INSTITUTIONAL CLASS SHARES
[Institutional Class Shares Graph]

                                                                    INDEXED EQUITY FUND                   S&P 500 INDEX
                                                                    -------------------                   -------------
12/31/90                                                                  10000.00                           10000.00
3/31/91                                                                   11440.00                           11453.00
6/30/91                                                                   11390.00                           11427.00
9/30/91                                                                   11990.00                           12038.00
12/31/91                                                                  12980.00                           13047.00
3/31/92                                                                   12645.00                           12717.00
6/30/92                                                                   12872.00                           12958.00
9/30/92                                                                   13264.00                           13366.00
12/31/92                                                                  13913.00                           14040.00
3/31/93                                                                   14494.00                           14654.00
6/30/93                                                                   14537.00                           14726.00
9/30/93                                                                   14888.00                           15105.00
12/31/93                                                                  15222.00                           15456.00
3/31/94                                                                   14618.00                           14870.00
6/30/94                                                                   14662.00                           14933.00
9/30/94                                                                   15365.00                           15663.00
12/31/94                                                                  15359.00                           15660.00
3/31/95                                                                   16846.00                           17185.00
6/30/95                                                                   18424.00                           18826.00
9/30/95                                                                   19854.00                           20323.00
12/31/95                                                                  21024.00                           21546.00
3/31/96                                                                   22145.00                           22703.00
6/30/96                                                                   23112.00                           23723.00
9/30/96                                                                   23796.00                           24456.00
12/31/96                                                                  25768.00                           26493.00
3/31/97                                                                   26441.00                           27203.00
6/30/97                                                                   31044.00                           31955.00
9/30/97                                                                   33321.00                           34345.00
12/31/97                                                                  34241.00                           35331.00
3/31/98                                                                   38988.00                           40260.00
6/30/98                                                                   40254.00                           41588.00
9/30/98                                                                   36254.00                           37450.00
12/31/98                                                                  44041.00                           45427.00
6/30/99                                                                   49396.00                           51061.00

Source: Lipper, Inc.

THESE GRAPHS ASSUME A $10,000 INVESTMENT MADE ON 1/2/91.

                   $10,000 INVESTED IN MAINSTAY INSTITUTIONAL
                      INDEXED EQUITY FUND VS S&P 500 INDEX
                              SERVICE CLASS SHARES
[Service Class Shares Graph]

                                                INDEXED EQUITY FUND           S&P 500 INDEX
                                                -------------------           -------------
 12/31/90                                             10000.00                   10000.00
  3/31/91                                             11440.00                   11453.00
  6/30/91                                             11390.00                   11427.00
  9/30/91                                             11990.00                   12038.00
 12/31/91                                             12980.00                   13047.00
  3/31/92                                             12645.00                   12717.00
  6/30/92                                             12872.00                   12958.00
  9/30/92                                             13264.00                   13366.00
 12/31/92                                             13913.00                   14040.00
  3/31/93                                             14494.00                   14654.00
  6/30/93                                             14537.00                   14726.00
  9/30/93                                             14888.00                   15105.00
 12/31/93                                             15222.00                   15456.00
  3/31/94                                             14618.00                   14870.00
  6/30/94                                             14662.00                   14933.00
  9/30/94                                             15365.00                   15663.00
 12/31/94                                             15359.00                   15660.00
  3/31/95                                             16846.00                   17185.00
  6/30/95                                             18413.00                   18826.00
  9/30/95                                             19843.00                   20323.00
 12/31/95                                             20995.00                   21546.00
  3/31/96                                             22104.00                   22703.00
  6/30/96                                             23047.00                   23723.00
  9/30/96                                             23707.00                   24456.00
 12/31/96                                             25659.00                   26493.00
  3/31/97                                             26306.00                   27203.00
  6/30/97                                             30874.00                   31955.00
  9/30/97                                             33121.00                   34345.00
 12/31/97                                             34024.00                   35331.00
  3/31/98                                             38701.00                   40260.00
  6/30/98                                             39924.00                   41588.00
  9/30/98                                             35941.00                   37450.00
 12/31/98                                             43632.00                   45427.00
  6/30/99                                             48890.00                   51061.00

                                              TOTAL RETURN*           SEC AVERAGE ANNUAL TOTAL RETURN*
              PERFORMANCE                  AS OF JUNE 30, 1999              AS OF JUNE 30, 1999
---------------------------------------------------------------------------------------------------------
                                              YEAR TO DATE         ONE YEAR  FIVE YEAR    SINCE INCEPTION
---------------------------------------------------------------------------------------------------------
Indexed Equity Fund Institutional Class          12.16%             22.71%     27.50%         20.67%
Indexed Equity Fund Service Class(+)             12.05%             22.46%     27.24%         20.52%
Average Lipper S&P 500 Index Fund                11.95%             22.18%     27.31%         21.01%
S&P 500 Index                                    12.39%             22.77%     27.87%         21.53%

YEAR-BY-YEAR PERFORMANCE
--------------------------------------------------------------------------------

                           INSTITUTIONAL CLASS SHARES
[PERFORMANCE CHART]

                                                                      YEAR END
               ------------------------------------------------------------------------------------------------------------
                                                                                                                    1999 AS
                                                                                                                       OF
                1991         1992         1993         1994         1995         1996         1997         1998     6/30/99
               ------       ------       ------       ------       ------       ------       ------       ------    -------
               29.80         7.19         9.41         0.90        36.88        22.57        32.88        28.62      12.16

--------------------------------------------------------------------------------
* Total return reflects the annual return on an investment including appreciation and dividends or interest. Total returns shown herein include the change in share price and reinvestment of capital gain distributions and dividends, and, for the Service Class shares, include the service fee of .25% on an annualized basis of the average daily net asset value of the Service Class shares.

+ Performance figures for the Service Class, first offered to the public on 1/1/95, include the historical performance of the Institutional Class from the Fund's inception (1/2/91) up to 12/31/94. Performance figures for these two Classes after this date will vary based on differences in their expense structures.

  PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. DUE TO CURRENT MARKET VOLATILITY, PERFORMANCE MAY BE LESS THAN SHOWN. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT UPON REDEMPTION, SHARES MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

  The Institutional Class shares and the Service Class shares are sold with no sales charge or contingent deferred sales charge. The Service Class shares, first offered 1/1/95, are subject to an annual shareholder service fee of .25%.

  Index funds seek to match their respective indices, unlike other funds which generally seek to beat an index or indices.

                                                        MAINSTAY
                                                        INSTITUTIONAL FUNDS INC.

INDEXED EQUITY FUND
PORTFOLIO OF INVESTMENTS
June 30, 1999 (Unaudited)


COMMON STOCKS (98.3%)+
                                   SHARES          VALUE
                                 -------------------------
AEROSPACE/DEFENSE (1.3%)
Boeing Co. (The)...............     141,531   $    6,253,901
General Dynamics Corp. ........      18,519        1,268,551
Goodrich (B.F.) Co. ...........      10,864          461,720
Lockheed Martin Corp. .........      57,318        2,135,096
Northrop Grumman Corp. ........       9,973          661,335
Raytheon Co. Class B...........      48,868        3,439,085
Rockwell International
 Corp. ........................      27,624        1,678,158
United Technologies Corp. .....      70,025        5,019,917
                                              --------------
                                                  20,917,763
                                              --------------
AIRLINES (0.3%)
AMR Corp. (a)..................      22,358        1,525,933
Delta Air Lines, Inc. .........      20,390        1,174,974
Southwest Airlines Co. ........      48,750        1,517,344
US Airways Group, Inc. (a).....      10,727          467,295
                                              --------------
                                                   4,685,546
                                              --------------
ALUMINUM (0.3%)
Alcan Aluminum Ltd. ...........      32,835        1,048,668
Alcoa Inc. ....................      53,357        3,301,464
Reynolds Metals Co. ...........       9,346          551,414
                                              --------------
                                                   4,901,546
                                              --------------
AUTO PARTS & EQUIPMENT (0.2%)
Cooper Tire & Rubber Co. ......      11,023          260,419
Delphi Automotive Systems
 Corp. ........................      81,821        1,518,802
Genuine Parts Co. .............      25,975          909,125
Goodyear Tire & Rubber Co.
 (The).........................      22,634        1,331,162
                                              --------------
                                                   4,019,508
                                              --------------
AUTOMOBILES (1.0%)
Ford Motor Co. ................     175,978        9,931,758
General Motors Corp. ..........      94,215        6,218,190
                                              --------------
                                                  16,149,948
                                              --------------
BANKS--MAJOR REGIONAL (4.3%)
AmSouth Bancorp................      25,642          594,574
Bank of New York Co., Inc.
 (The).........................     110,627        4,058,628
Bank One Corp. ................     171,752       10,229,979
BankBoston Corp. ..............      43,134        2,205,226
BB&T Corp. ....................      45,703        1,676,729
Comerica Inc. .................      22,741        1,351,668
Fifth Third Bancorp............      39,024        2,597,535
Firstar Corp. .................      96,070        2,689,960
Fleet Financial Group, Inc. ...      82,904        3,678,865
Huntington Bancshares Inc. ....      30,498        1,067,430
KeyCorp........................      65,141        2,092,655
Mellon Bank Corp. .............      75,705        2,753,769
Mercantile Bancorp., Inc. .....      22,935        1,310,162
National City Corp. ...........      45,724        2,994,922
Northern Trust Corp. ..........      16,300        1,581,100
PNC Bank Corp. ................      44,092        2,540,802
Regions Financial Corp. .......      32,545        1,250,949

                                   SHARES          VALUE
                                 -------------------------

BANKS--MAJOR REGIONAL (Continued)
Republic New York Corp. .......      15,330   $    1,045,314
SouthTrust Corp. ..............      24,313          933,011
State Street Corp. ............      23,349        1,993,421
Summit Bancorp.................      24,884        1,040,462
SunTrust Banks, Inc. ..........      46,625        3,237,523
Synovus Financial Corp. .......      39,412          783,314
Union Planters Corp. ..........      20,688          924,495
U.S. Bancorp...................     105,608        3,590,672
Wachovia Corp. ................      29,478        2,522,211
Wells Fargo Co. ...............     240,139       10,265,942
                                              --------------
                                                  71,011,318
                                              --------------
BANKS--MONEY CENTER (2.4%)
Bank of America Corp. .........     253,372       18,575,335
Chase Manhattan Corp. (The)....     122,803       10,637,810
First Union Corp. .............     140,687        6,612,289
Morgan (J.P.) & Co., Inc. .....      25,740        3,616,470
                                              --------------
                                                  39,441,904
                                              --------------
BANKS--SAVINGS & LOANS (0.2%)
Golden West Financial Corp. ...       8,122          795,956
Washington Mutual, Inc. .......      86,917        3,074,689
                                              --------------
                                                   3,870,645
                                              --------------
BEVERAGES--ALCOHOLIC (0.4%)
Anheuser-Busch Cos., Inc. .....      69,123        4,903,413
Brown-Forman Corp.
 Class B.......................       9,935          647,638
Coors (Adolph) Co.
 Class B.......................       5,397          267,151
                                              --------------
                                                   5,818,202
                                              --------------
BEVERAGES--SOFT DRINKS (2.0%)
Coca-Cola Co. (The) (c)........     358,594       22,412,125
Coca-Cola Enterprises Inc. ....      61,698        1,897,213
PepsiCo, Inc. .................     211,533        8,183,683
                                              --------------
                                                  32,493,021
                                              --------------
BROADCAST/MEDIA (1.1%)
CBS Corp. (a)..................     103,164        4,481,186
Clear Channel Communications,
 Inc. (a)......................      48,286        3,328,716
Comcast Corp.
 Special Class A...............     107,583        4,135,222
MediaOne Group Inc. (a)........      88,039        6,547,901
                                              --------------
                                                  18,493,025
                                              --------------
BUILDING MATERIALS (0.1%)
Masco Corp. ...................      48,987        1,414,500
Owens Corning..................       7,982          274,381
Sherwin-Williams Co. (The).....      24,746          686,701
                                              --------------
                                                   2,375,582
                                              --------------
CHEMICALS (1.5%)
Air Products & Chemicals,
 Inc. .........................      33,397        1,344,229
Dow Chemical Co. (The).........      31,973        4,056,574
Du Pont (E.I.) De Nemours &
 Co. ..........................     163,778       11,188,085


------------
+ Percentages indicated are based on Fund net assets.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

INDEXED EQUITY FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
June 30, 1999 (Unaudited)

COMMON STOCKS (CONTINUED)
                                   SHARES          VALUE
                                 -------------------------
CHEMICALS (Continued)
Eastman Chemical Co. ..........      11,332   $      586,431
Hercules Inc. .................      14,649          575,889
Monsanto Co. ..................      91,781        3,619,613
Praxair, Inc. .................      22,898        1,120,571
Rohm & Haas Co. ...............      30,738        1,317,907
Union Carbide Corp. ...........      19,276          939,705
                                              --------------
                                                  24,749,004
                                              --------------
CHEMICALS--DIVERSIFIED (0.2%)
Avery Dennison Corp. ..........      16,552          999,327
Engelhard Corp. ...............      18,110          409,739
FMC Corp. (a)..................       4,633          316,492
PPG Industries, Inc. ..........      25,268        1,492,391
                                              --------------
                                                   3,217,949
                                              --------------
CHEMICALS--SPECIALTY (0.1%)
Grace (W.R.) & Co. (a).........      10,044          184,559
Great Lakes Chemical Corp. ....       8,455          389,459
Nalco Chemical Co. ............       9,559          495,873
Sigma-Aldrich Corp. ...........      14,643          504,268
                                              --------------
                                                   1,574,159
                                              --------------
COMMUNICATIONS--EQUIPMENT MANUFACTURERS (4.6%)
Andrew Corp. (a)...............      11,947          226,246
Cabletron Systems, Inc. (a)....      26,782          348,166
Cisco Systems, Inc. (a)........     461,854       29,702,985
General Instrument Corp. (a)...      25,082        1,065,985
Lucent Technologies Inc. ......     441,780       29,792,555
Network Appliance, Inc. (a)....       7,234          404,200
Nortel Networks Corp. .........      96,386        8,367,510
Scientific-Atlanta, Inc. ......      10,837          390,132
Tellabs, Inc. (a)..............      56,890        3,843,631
3Com Corp. (a).................      52,606        1,403,923
                                              --------------
                                                  75,545,333
                                              --------------
COMPUTER SOFTWARE & SERVICES (7.2%)
Adobe Systems Inc. ............       8,817          724,372
America Online Inc. (a)........     157,887       17,446,514
Autodesk, Inc. ................       8,601          254,267
Automatic Data Processing,
 Inc. .........................      89,879        3,954,676
BMC Software, Inc. (a).........      34,378        1,856,412
Ceridian Corp. (a).............      20,988          686,045
Computer Associates
 International, Inc. ..........      77,929        4,286,095
Computer Sciences Corp. (a)....      23,122        1,599,754
Compuware Corp. (a)............      53,450        1,700,378
Electronic Data Systems
 Corp. ........................      71,514        4,045,011
Equifax Inc. ..................      20,956          747,867
First Data Corp. ..............      62,749        3,070,779
Microsoft Corp. (a)(c).........     741,641       66,886,748
Novell, Inc. (a)...............      48,852        1,294,578
Oracle Corp. (a)...............     209,146        7,764,545
Parametric Technology Corp.
 (a)...........................      39,343          545,884
Paychex, Inc. .................      35,702        1,138,001

                                   SHARES          VALUE
                                 -------------------------

COMPUTER SOFTWARE & SERVICES (Continued)
PeopleSoft, Inc. (a)...........      35,016   $      604,026
Shared Medical Systems
 Corp. ........................       3,874          252,779
                                              --------------
                                                 118,858,731
                                              --------------
COMPUTER SYSTEMS (5.4%)
Apple Computer, Inc. (a).......      23,068        1,068,337
Compaq Computer Corp. .........     247,039        5,851,736
Data General Corp. (a).........       7,331          106,758
Dell Computer Corp. (a)........     368,516       13,635,092
EMC Corp. (a)..................     147,143        8,092,865
Gateway Inc. (a)...............      22,793        1,344,787
Hewlett-Packard Co.............     147,248       14,798,424
International Business Machines
 Corp. ........................     263,720       34,085,810
Seagate Technology, Inc. (a)...      32,357          829,148
Silicon Graphics, Inc. (a).....      27,473          449,871
Sun Microsystems, Inc. (a).....     112,464        7,745,958
Unisys Corp. (a)...............      39,195        1,526,155
                                              --------------
                                                  89,534,941
                                              --------------
CONGLOMERATES (0.1%)
Tenneco Inc. ..................      24,818          592,530
Textron Inc. ..................      21,942        1,806,101
                                              --------------
                                                   2,398,631
                                              --------------
CONTAINERS--METAL & GLASS (0.1%)
Ball Corp. ....................       4,491          189,745
Crown Cork & Seal Co., Inc. ...      17,789          506,987
Owens-Illinois, Inc. (a).......      22,668          740,960
                                              --------------
                                                   1,437,692
                                              --------------
CONTAINERS--PAPER (0.1%)
Bemis Co., Inc. ...............       7,641          303,730
Temple-Inland Inc. ............       8,066          550,504
                                              --------------
                                                     854,234
                                              --------------
COSMETICS/PERSONAL CARE (0.6%)
Alberto-Culver Co. Class B.....       8,186          217,952
Avon Products, Inc. ...........      38,063        2,112,497
Gillette Co. (The).............     161,397        6,617,277
International Flavors &
 Fragrances Inc. ..............      15,421          684,307
                                              --------------
                                                   9,632,033
                                              --------------
ELECTRIC POWER COMPANIES (2.0%)
Ameren Corp. ..................      19,972          766,426
American Electric Power Co.,
 Inc. .........................      28,022        1,052,576
Carolina Power & Light Co. ....      21,954          939,906
Central & South West Corp. ....      30,883          721,890
Cinergy Corp. .................      23,077          738,464
CMS Energy Corp. ..............      17,029          713,089
Consolidated Edison, Inc. .....      32,988        1,492,707
Constellation Energy Group.....      21,716          643,337
Dominion Resources, Inc. ......      27,875        1,207,336
DTE Energy Co. ................      21,065          842,600
Duke Energy Corp. .............      52,820        2,872,088
Edison International...........      50,472        1,350,126
Entergy Corp. .................      35,869        1,120,906

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                        MAINSTAY
                                                        INSTITUTIONAL FUNDS INC.

COMMON STOCKS (CONTINUED)
                                   SHARES          VALUE
                                 -------------------------
ELECTRIC POWER COMPANIES (Continued)
FirstEnergy Corp. .............      34,064   $    1,055,984
Florida Progress Corp. ........      14,174          585,563
FPL Group, Inc. ...............      26,172        1,429,646
GPU, Inc. .....................      18,290          771,609
New Century Energies Inc. .....      16,615          644,870
Niagara Mohawk Holdings Inc.
 (a)...........................      27,192          436,772
Northern States Power Co. .....      22,177          536,406
PacifiCorp.....................      43,231          794,370
PECO Energy Co. ...............      27,890        1,173,123
PG&E Corp. ....................      55,794        1,813,305
PP&L Resources, Inc. ..........      22,878          703,499
Public Service Enterprise Group
 Inc. .........................      31,940        1,305,548
Reliant Energy, Inc. ..........      43,017        1,188,344
Southern Co. (The).............     101,279        2,683,893
Texas Utilities Co. ...........      40,814        1,683,577
Unicom Corp. ..................      31,546        1,216,493
                                              --------------
                                                  32,484,453
                                              --------------
ELECTRICAL EQUIPMENT (3.9%)
Cooper Industries, Inc. .......      13,770          716,040
Emerson Electric Co. ..........      63,224        3,975,209
General Electric Co. (c).......     475,462       53,727,206
Grainger (W.W.), Inc. .........      13,566          730,020
Honeywell Inc. ................      18,286        2,118,890
Raychem Corp. .................      11,221          415,177
Solectron Corp. (a)............      36,616        2,441,830
Thomas & Betts Corp. ..........       8,307          392,506
                                              --------------
                                                  64,516,878
                                              --------------
ELECTRONICS--DEFENSE (0.0%) (b)
EG&G, Inc......................       6,589          234,733
                                              --------------
ELECTRONICS--INSTRUMENTATION (0.1%)
PE Corp.-PE Biosystems Group...       7,414          850,757
Tektronix, Inc. ...............       6,806          205,456
                                              --------------
                                                   1,056,213
                                              --------------
ELECTRONICS--SEMICONDUCTORS (3.2%)
Advanced Micro Devices, Inc.
 (a)...........................      21,390          386,357
Applied Materials, Inc. (a)....      54,206        4,004,468
Intel Corp. ...................     482,174       28,689,353
KLA-Tencor Corp. (a)...........      12,853          833,838
LSI Logic Corp. (a)............      20,773          958,155
Micron Technology, Inc. (a)....      36,230        1,460,522
Motorola, Inc..................      87,606        8,300,668
National Semiconductor Corp.
 (a)...........................      24,437          618,562
Texas Instruments Inc. ........      56,930        8,254,850
                                              --------------
                                                  53,506,773
                                              --------------
ENGINEERING & CONSTRUCTION (0.0%) (b)
Fluor Corp. ...................      11,058          447,849
Foster Wheeler Corp. ..........       5,883           83,097
                                              --------------
                                                     530,946
                                              --------------

                                   SHARES          VALUE
                                 -------------------------

ENTERTAINMENT (1.8%)
King World Productions, Inc.
 (a)...........................      10,052   $      349,935
Seagram Co. Ltd. ..............      62,184        3,132,519
Time Warner Inc. ..............     173,372       12,482,784
Viacom Inc. Class B (a)........     100,281        4,412,364
Walt Disney Co. (The)..........     299,277        9,221,473
                                              --------------
                                                  29,599,075
                                              --------------
FINANCIAL--MISCELLANEOUS (4.5%)
AFLAC Inc. ....................      38,782        1,856,688
American Express Co. ..........      65,509        8,524,359
American General Corp. ........      36,426        2,745,611
Associates First Capital Corp.
 Class A.......................     105,848        4,690,390
Citigroup Inc. ................     489,021       23,228,497
Fannie Mae ....................     148,994       10,187,465
Franklin Resources Inc. .......      36,616        1,487,525
Freddie Mac....................     101,025        5,859,450
MBIA Inc. .....................      14,364          930,069
MBNA Corp. ....................     116,543        3,569,129
Morgan Stanley Dean Witter &
 Co. ..........................      82,864        8,493,560
SLM Holding Corp. .............      23,712        1,086,306
Transamerica Corp. ............      18,102        1,357,650
                                              --------------
                                                  74,016,699
                                              --------------
FOOD (1.7%)
Bestfoods .....................      40,570        2,008,215
Campbell Soup Co. .............      63,410        2,845,524
ConAgra, Inc. .................      70,981        1,889,869
General Mills, Inc. ...........      22,243        1,787,781
Heinz (H.J.) Co. ..............      52,267        2,619,883
Hershey Foods Corp. ...........      20,342        1,207,806
Kellogg Co. ...................      58,871        1,942,743
Nabisco Group Holdings
 Corp. ........................      47,198          923,322
Quaker Oats Co. (The)..........      19,600        1,300,950
Ralston-Ralston Purina Group...      47,364        1,441,642
Sara Lee Corp. ................     131,296        2,978,778
Unilever N.V. .................      83,086        5,795,249
Wrigley (Wm.) Jr. Co. .........      16,952        1,525,680
                                              --------------
                                                  28,267,442
                                              --------------
FOOD & HEALTH CARE DISTRIBUTORS (0.3%)
Cardinal Health, Inc. .........      39,612        2,540,119
McKesson HBOC, Inc. ...........      40,324        1,295,409
SUPERVALU Inc. ................      17,308          444,599
SYSCO Corp. ...................      48,098        1,433,922
                                              --------------
                                                   5,714,049
                                              --------------
GOLD & PRECIOUS METALS MINING (0.1%)
Barrick Gold Corp. ............      56,651        1,097,613
Battle Mountain Gold Co. (a)...      33,439           81,508
Homestake Mining Co. ..........      37,799          309,480
Newmont Mining Corp. ..........      24,343          483,817
Placer Dome Inc. ..............      47,327          559,050
                                              --------------
                                                   2,531,468
                                              --------------


  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

INDEXED EQUITY FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
June 30, 1999 (Unaudited)

COMMON STOCKS (CONTINUED)
                                   SHARES          VALUE
                                 -------------------------
HARDWARE & TOOLS (0.1%)
Black & Decker Corp. (The).....      12,701   $      801,751
Snap-on Inc. ..................       9,567          346,206
Stanley Works (The)............      12,872          414,317
                                              --------------
                                                   1,562,274
                                              --------------
HEALTH CARE--DIVERSIFIED (4.2%)
Abbott Laboratories............     220,938       10,052,679
Allergan, Inc. ................       9,717        1,078,587
American Home Products
 Corp. ........................     189,845       10,916,087
Bristol-Myers Squibb Co. ......     288,571       20,326,220
Johnson & Johnson..............     195,339       19,143,222
Mallinckrodt Inc. .............      10,320          375,390
Warner-Lambert Co. ............     123,591        8,574,126
                                              --------------
                                                  70,466,311
                                              --------------
HEALTH CARE--DRUGS (4.4%)
Lilly (Eli) & Co. .............     159,972       11,457,995
Merck & Co., Inc. .............     342,388       25,336,712
Pfizer Inc. ...................     188,091       20,642,987
Pharmacia & Upjohn, Inc. ......      73,582        4,180,377
Schering-Plough Corp. .........     213,317       11,305,801
Watson Pharmaceuticals, Inc.
 (a)...........................      13,879          486,633
                                              --------------
                                                  73,410,505
                                              --------------
HEALTH CARE--HMOs (0.3%)
Aetna Inc. ....................      20,516        1,834,900
Humana Inc. (a)................      24,393          315,584
United Healthcare Corp. .......      25,123        1,573,328
Wellpoint Health Networks Inc.
 (a)...........................       9,844          835,510
                                              --------------
                                                   4,559,322
                                              --------------
HEALTH CARE--HOSPITAL MANAGEMENT (0.2%)
Columbia/HCA Healthcare
 Corp. ........................      82,498        1,881,986
Tenet Healthcare Corp. (a).....      45,057          836,370
                                              --------------
                                                   2,718,356
                                              --------------
HEALTH CARE--MEDICAL PRODUCTS (1.0%)
Bard (C.R.), Inc. .............       7,516          359,359
Bausch & Lomb Inc. ............       8,289          634,108
Baxter International Inc. .....      42,332        2,566,377
Becton, Dickinson & Co. .......      36,458        1,093,740
Biomet, Inc. ..................      16,288          647,448
Boston Scientific Corp. (a)....      57,493        2,526,099
Guidant Corp. (a)..............      43,915        2,258,878
Medtronic, Inc. ...............      84,955        6,615,871
St. Jude Medical, Inc. (a).....      12,263          436,869
                                              --------------
                                                  17,138,749
                                              --------------
HEALTH CARE--MISCELLANEOUS (0.4%)
ALZA Corp. (a).................      14,649          745,268
Amgen Inc. (a).................      74,342        4,525,569
HCR Manor Care, Inc. (a).......      16,160          390,870
HEALTHSOUTH Corp. (a)..........      60,241          899,850
                                              --------------
                                                   6,561,557
                                              --------------

                                   SHARES          VALUE
                                 -------------------------

HEAVY DUTY TRUCKS & PARTS (0.2%)
Cummins Engine Co., Inc. ......       6,120   $      349,605
Dana Corp. ....................      24,127        1,111,350
Eaton Corp. ...................      10,454          961,768
ITT Industries, Inc. ..........      12,766          486,704
Navistar International Corp.
 (a)...........................       9,666          483,300
PACCAR Inc. ...................      11,316          603,991
                                              --------------
                                                   3,996,718
                                              --------------
HOMEBUILDING (0.0%) (b)
Centex Corp. ..................       8,645          324,728
Kaufman & Broad Home Corp. ....       6,899          171,612
Pulte Corp. ...................       6,278          145,179
                                              --------------
                                                     641,519
                                              --------------
HOTEL/MOTEL (0.4%)
Carnival Corp. ................      89,182        4,325,327
Harrah's Entertainment, Inc.
 (a)...........................      18,570          408,540
Hilton Hotels Corp. ...........      37,503          532,074
Marriott International, Inc.
 Class A.......................      36,300        1,356,712
                                              --------------
                                                   6,622,653
                                              --------------
HOUSEHOLD--FURNISHINGS & APPLIANCES (0.1%)
Armstrong World Industries,
 Inc. .........................       5,830          337,047
Maytag Corp. ..................      12,844          895,066
Whirlpool Corp. ...............      10,951          810,374
                                              --------------
                                                   2,042,487
                                              --------------
HOUSEHOLD PRODUCTS (1.7%)
Clorox Co. (The)...............      17,073        1,823,610
Colgate-Palmolive Co. .........      42,600        4,206,750
Fort James Corp. ..............      32,043        1,213,628
Kimberly-Clark Corp. ..........      77,268        4,404,276
Procter & Gamble Co. (The).....     193,007       17,225,875
                                              --------------
                                                  28,874,139
                                              --------------
HOUSEWARES (0.2%)
Fortune Brands, Inc. ..........      24,274        1,004,337
Newell Rubbermaid Inc. ........      41,012        1,907,058
Tupperware Corp. ..............       8,381          213,715
                                              --------------
                                                   3,125,110
                                              --------------
INSURANCE BROKERS (0.3%)
Aon Corp. .....................      37,192        1,534,170
Marsh & McLennan Cos., Inc. ...      38,264        2,888,932
                                              --------------
                                                   4,423,102
                                              --------------
INSURANCE--LIFE (0.4%)
Conseco, Inc. .................      47,040        1,431,780
Jefferson-Pilot Corp. .........      15,546        1,028,951
Lincoln National Corp. ........      29,383        1,537,098
Provident Cos., Inc. ..........      19,732          789,280
Torchmark Corp. ...............      19,336          659,841
UNUM Corp. ....................      20,168        1,104,198
                                              --------------
                                                   6,551,148
                                              --------------

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                        MAINSTAY
                                                        INSTITUTIONAL FUNDS INC.

COMMON STOCKS (CONTINUED)
                                   SHARES          VALUE
                                 -------------------------
INSURANCE--MULTI-LINE (1.5%)
American International Group,
 Inc. .........................     180,052   $   21,077,337
CIGNA Corp. ...................      29,566        2,631,374
Hartford Financial Services
 Group, Inc. (The).............      33,002        1,924,429
                                              --------------
                                                  25,633,140
                                              --------------
INSURANCE--PROPERTY & CASUALTY (0.7%)
Allstate Corp. (The)...........     117,298        4,208,066
Chubb Corp. (The)..............      23,474        1,631,443
Cincinnati Financial Corp. ....      23,973          900,486
Loews Corp. ...................      15,898        1,257,929
MGIC Investment Corp. .........      15,800          740,625
Progressive Corp. (The)........      10,608        1,538,160
SAFECO Corp. ..................      19,787          873,102
St. Paul Cos., Inc. (The)......      32,900        1,046,631
                                              --------------
                                                  12,196,442
                                              --------------
INVESTMENT BANK/BROKERAGE (0.8%)
Bear Stearns Cos., Inc.
 (The).........................      17,013          795,358
Lehman Brothers Holdings
 Inc. .........................      17,268        1,074,933
Merrill Lynch & Co., Inc. .....      53,474        4,274,578
Paine Webber Group Inc. .......      21,062          984,648
Schwab (Charles) Corp. (The)...      59,358        6,521,960
                                              --------------
                                                  13,651,477
                                              --------------
LEISURE TIME (0.1%)
Brunswick Corp. ...............      13,470          375,476
Mirage Resorts, Inc. (a).......      28,892          483,941
                                              --------------
                                                     859,417
                                              --------------
MACHINE TOOLS (0.0%) (b)
Milacron Inc. .................       5,411          100,104
                                              --------------
MACHINERY--DIVERSIFIED (0.4%)
Briggs & Stratton Corp. .......       3,389          195,715
Case Corp. ....................      10,827          521,049
Caterpillar Inc. ..............      51,749        3,104,940
Deere & Co. ...................      33,716        1,335,997
Ingersoll-Rand Co. ............      24,105        1,557,786
NACCO Industries, Inc.
 Class A.......................       1,185           87,097
Thermo Electron Corp. (a)......      22,943          460,294
Timken Co. (The)...............       9,032          176,124
                                              --------------
                                                   7,439,002
                                              --------------
MANUFACTURED HOUSING (0.0%) (b)
Fleetwood Enterprises, Inc.....       5,097          134,752
                                              --------------
MANUFACTURING--DIVERSIFIED (1.5%)
AlliedSignal Inc. .............      80,288        5,058,144
Crane Co. .....................       9,884          310,728
Danaher Corp. .................      19,584        1,138,320
Dover Corp. ...................      31,032        1,186,974
Illinois Tool Works Inc. ......      36,394        2,984,308
Johnson Controls, Inc. ........      12,348          855,871
Millipore Corp. ...............       6,408          259,925
Pall Corp. ....................      18,133          402,326

                                   SHARES          VALUE
                                 -------------------------

MANUFACTURING--DIVERSIFIED (Continued)
Parker-Hannifin Corp. .........      15,783   $      722,072
Sealed Air Corp. (a)...........      12,166          789,269
Tyco International Ltd. .......     119,226       11,296,664
                                              --------------
                                                  25,004,601
                                              --------------
METALS--MINING (0.1%)
ASARCO Inc. ...................       5,790          108,925
Cyprus Amax Minerals Co. ......      13,099          198,941
Freeport-McMoRan Copper & Gold
 Inc. Class B (a)..............      23,762          426,231
Inco Ltd. (a)..................      27,919          502,542
Phelps Dodge Corp. ............       8,412          521,018
                                              --------------
                                                   1,757,657
                                              --------------
MISCELLANEOUS (1.2%)
AES Corp. (The) (a)............      27,688        1,609,365
American Greetings Corp. Class
 A.............................       9,841          296,460
Archer-Daniels-Midland Co. ....      85,508        1,320,030
Corning Inc. ..................      35,375        2,480,672
Harcourt General, Inc. ........      10,299          531,042
Harris Corp. ..................      11,545          452,420
Jostens, Inc. .................       5,009          105,502
Minnesota Mining &
 Manufacturing Co. ............      58,508        5,086,539
Nextel Communications, Inc.
 Class A (a)...................      43,053        2,160,722
Pioneer Hi-Bred International,
 Inc. .........................      34,911        1,359,347
Sprint Corp. (PCS Group) (a)...      63,931        3,652,058
TRW, Inc. .....................      17,452          957,679
                                              --------------
                                                  20,011,836
                                              --------------
NATURAL GAS DISTRIBUTORS & PIPELINES (0.7%)
Coastal Corp. (The)............      30,937        1,237,480
Columbia Energy Group..........      12,154          761,904
Consolidated Natural Gas
 Co. ..........................      13,952          847,584
Eastern Enterprises............       3,321          132,010
Enron Corp. ...................      51,351        4,197,944
NICOR Inc. ....................       6,846          260,576
ONEOK, Inc. ...................       4,587          145,637
Peoples Energy Corp. ..........       5,126          193,186
Sempra Energy..................      34,994          791,740
Sonat, Inc. ...................      15,951          528,377
Williams Cos., Inc. (The)......      62,633        2,665,817
                                              --------------
                                                  11,762,255
                                              --------------
OFFICE EQUIPMENT & SUPPLIES (0.5%)
Pitney Bowes Inc. .............      38,988        2,504,979
Xerox Corp. ...................      96,082        5,674,843
                                              --------------
                                                   8,179,822
                                              --------------
OIL & GAS DRILLING (0.0%) (b)
Helmerich & Payne, Inc. .......       7,160          170,498
Rowan Cos., Inc. (a)...........      12,120          223,462
                                              --------------
                                                     393,960
                                              --------------
OIL & GAS--EQUIPMENT & SERVICES (0.6%)
Baker Hughes Inc. .............      47,571        1,593,629
Halliburton Co. ...............      64,017        2,896,769


  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

INDEXED EQUITY FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
June 30, 1999 (Unaudited)

COMMON STOCKS (CONTINUED)
                                   SHARES          VALUE
                                 -------------------------
OIL & GAS--EQUIPMENT & SERVICES (Continued)
McDermott International
 Inc. .........................       8,558   $      241,764
Schlumberger Ltd. .............      79,500        5,063,156
                                              --------------
                                                   9,795,318
                                              --------------
OIL & GAS--EXPLORATION & PRODUCTION (0.3%)
Anadarko Petroleum Corp. ......      17,564          646,575
Apache Corp. ..................      16,186          631,254
Burlington Resources Inc. .....      25,735        1,113,039
Union Pacific Resources Group,
 Inc. .........................      36,655          597,935
Unocal Corp. ..................      35,290        1,398,366
                                              --------------
                                                   4,387,169
                                              --------------
OIL--INTEGRATED DOMESTIC (0.6%)
Amerada Hess Corp. ............      13,203          785,579
Ashland Inc. ..................      10,762          431,825
Atlantic Richfield Co. ........      46,767        3,907,967
Kerr-McGee Corp. ..............      12,517          628,197
Occidental Petroleum Corp. ....      50,613        1,069,200
Phillips Petroleum Co. ........      36,714        1,847,173
Sunoco Inc. ...................      13,094          395,275
USX-Marathon Group.............      44,807        1,459,028
                                              --------------
                                                  10,524,244
                                              --------------
OIL--INTEGRATED INTERNATIONAL (4.3%)
Chevron Corp. .................      95,202        9,062,040
Exxon Corp. ...................     352,763       27,206,846
Mobil Corp. ...................     113,740       11,260,260
Royal Dutch Petroleum Co. ADR
 (d)...........................     311,580       18,772,695
Texaco Inc. ...................      77,945        4,871,563
                                              --------------
                                                  71,173,404
                                              --------------
PAPER & FOREST PRODUCTS (0.6%)
Boise Cascade Corp. ...........       8,186          351,998
Champion International
 Corp. ........................      14,017          671,064
Georgia-Pacific Group..........      24,943        1,181,675
International Paper Co. .......      59,730        3,016,365
Louisiana-Pacific Corp. .......      15,656          371,830
Mead Corp. (The)...............      14,740          615,395
Potlatch Corp. ................       4,205          184,757
Westvaco Corp. ................      14,535          421,515
Weyerhaeuser Co. ..............      29,165        2,005,094
Willamette Industries, Inc. ...      16,072          740,316
                                              --------------
                                                   9,560,009
                                              --------------
PERSONAL LOANS (0.5%)
Capital One Financial Corp. ...      28,682        1,597,229
Countrywide Credit Industries,
 Inc. .........................      16,259          695,072
Household International,
 Inc. .........................      69,639        3,299,148
Providian Financial Corp. .....      20,712        1,936,572
                                              --------------
                                                   7,528,021
                                              --------------
PHOTOGRAPHY/IMAGING (0.2%)
Eastman Kodak Co. .............      46,924        3,179,101
IKON Office Solutions, Inc. ...      21,620          324,300
Polaroid Corp. ................       6,408          177,021
                                              --------------
                                                   3,680,422
                                              --------------

                                   SHARES          VALUE
                                 -------------------------

POLLUTION CONTROL (0.3%)
Browning-Ferris Industries,
 Inc. .........................      22,815   $      981,045
Waste Management, Inc. ........      88,527        4,758,326
                                              --------------
                                                   5,739,371
                                              --------------
PUBLISHING (0.1%)
McGraw-Hill Cos., Inc. (The)...      28,703        1,548,168
Meredith Corp. ................       7,582          262,527
                                              --------------
                                                   1,810,695
                                              --------------
PUBLISHING--NEWSPAPER (0.4%)
Dow Jones & Co., Inc. .........      13,202          700,531
Gannett Co., Inc. .............      40,641        2,900,751
Knight-Ridder, Inc. ...........      11,474          630,353
New York Times Co. (The)
 Class A.......................      25,685          945,529
Times Mirror Co. (The)
 Class A.......................      10,494          621,770
Tribune Co. ...................      17,261        1,503,865
                                              --------------
                                                   7,302,799
                                              --------------
RAILROADS (0.5%)
Burlington Northern
 Santa Fe Corp. ...............      68,280        2,116,680
CSX Corp. .....................      31,621        1,432,827
Kansas City Southern
 Industries, Inc. .............      15,945        1,017,490
Norfolk Southern Corp. ........      55,250        1,664,406
Union Pacific Corp. ...........      35,967        2,097,326
                                              --------------
                                                   8,328,729
                                              --------------
RESTAURANTS (0.6%)
Darden Restaurants, Inc. ......      19,478          424,864
McDonald's Corp. ..............     197,031        8,139,843
Tricon Global Restaurants, Inc.
 (a)...........................      22,346        1,209,477
Wendy's International, Inc. ...      17,882          506,284
                                              --------------
                                                  10,280,468
                                              --------------
RETAIL STORES--APPAREL (0.6%)
Gap, Inc. (The)................     124,710        6,282,266
Limited, Inc. (The)............      31,015        1,407,306
TJX Cos., Inc. (The)...........      46,789        1,558,659
                                              --------------
                                                   9,248,231
                                              --------------
RETAIL STORES--DEPARTMENT (0.5%)
Dillard's, Inc. Class A........      15,557          546,440
Federated Department Stores,
 Inc. (a)......................      30,303        1,604,165
Kohl's Corp. (a)...............      23,679        1,827,723
May Department Stores Co.
 (The).........................      48,592        1,986,198
Nordstrom, Inc. ...............      20,618          690,703
Penney (J.C.) Co., Inc. .......      38,212        1,855,670
                                              --------------
                                                   8,510,899
                                              --------------

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                        MAINSTAY
                                                        INSTITUTIONAL FUNDS INC.

COMMON STOCKS (CONTINUED)
                                   SHARES          VALUE
                                 -------------------------
RETAIL STORES--DRUGS (0.3%)
Longs Drug Stores Corp. .......       5,731   $      198,078
Rite Aid Corp. ................      37,628          926,589
Walgreen Co. ..................     144,895        4,256,291
                                              --------------
                                                   5,380,958
                                              --------------
RETAIL STORES--FOOD (0.7%)
Albertson's, Inc. .............      60,994        3,145,003
Great Atlantic & Pacific Tea
 Co., Inc. (The)...............       5,546          187,524
Kroger Co. (The) (a)...........     120,032        3,353,394
Safeway Inc. (a)...............      72,149        3,571,375
Winn-Dixie Stores, Inc. .......      21,620          798,589
                                              --------------
                                                  11,055,885
                                              --------------
RETAIL STORES--GENERAL MERCHANDISE (2.4%)
Dayton Hudson Corp. ...........      64,286        4,178,590
Kmart Corp. (a)................      71,631        1,177,435
Sears, Roebuck & Co. ..........      55,343        2,466,222
Wal-Mart Stores, Inc. .........     646,711       31,203,806
                                              --------------
                                                  39,026,053
                                              --------------
RETAIL STORES--SPECIALTY (2.0%)
AutoZone, Inc. (a).............      21,712          654,074
Best Buy Co., Inc. (a).........      18,000        1,215,000
Circuit City Stores-Circuit
 City Group....................      14,584        1,356,312
Consolidated Stores Corp.
 (a)...........................      15,928          430,056
Costco Cos., Inc. (a)..........      31,849        2,549,911
CVS Corp. .....................      56,746        2,901,139
Dollar General Corp. ..........      32,309          936,961
Home Depot, Inc. (The).........     215,325       13,875,005
Lowe's Cos., Inc. .............      53,982        3,060,105
Office Depot, Inc. (a).........      48,835        1,077,422
Pep Boys-Manny, Moe & Jack
 (The).........................       7,636          165,129
Staples Inc. (a)...............      67,524        2,089,024
Tandy Corp. ...................      28,540        1,394,892
Toys "R" Us, Inc. (a)..........      36,079          746,384
                                              --------------
                                                  32,451,414
                                              --------------
SHOES (0.2%)
NIKE, Inc. Class B.............      40,958        2,593,153
Reebok International Ltd.
 (a)...........................       8,142          151,645
                                              --------------
                                                   2,744,798
                                              --------------
SPECIALIZED SERVICES (0.7%)
Block (H&R), Inc. .............      14,117          705,850
Cendant Corp. (a)..............     111,568        2,287,144
Dun & Bradstreet Corp. (The)...      23,808          843,696
Ecolab Inc. ...................      18,913          825,080
IMS Health Inc. ...............      46,011        1,437,844

                                   SHARES          VALUE
                                 -------------------------

SPECIALIZED SERVICES (Continued)
Interpublic Group of
 Cos., Inc. (The)..............      20,394   $    1,766,630
Laidlaw Inc. ..................      48,055          354,406
National Service Industries,
 Inc. .........................       5,981          215,316
Omnicom Group Inc. ............      25,952        2,076,160
Service Corp. International ...      39,521          760,779
                                              --------------
                                                  11,272,905
                                              --------------
SPECIALTY PRINTING (0.1%)
Deluxe Corp. ..................      11,294          439,760
Donnelley (R.R.) & Sons Co.....      18,971          703,113
                                              --------------
                                                   1,142,873
                                              --------------
STEEL (0.1%)
Allegheny Teledyne Inc. .......      27,956          632,505
Bethlehem Steel Corp. (a)......      18,927          145,501
Nucor Corp. ...................      12,784          606,441
USX-U.S. Steel Group...........      12,835          346,545
Worthington Industries,
 Inc. .........................      13,382          219,967
                                              --------------
                                                   1,950,959
                                              --------------
TELECOMMUNICATIONS--LONG DISTANCE (3.3%)
AT&T Corp. ....................     462,390       25,807,142
MCI WorldCom, Inc. (a).........     270,384       23,320,620
Sprint Corp. (FON Group).......     125,721        6,639,640
                                              --------------
                                                  55,767,402
                                              --------------
TELEPHONE (4.6%)
ALLTEL Corp. ..................      40,890        2,923,635
Ameritech Corp. ...............     159,709       11,738,611
Bell Atlantic Corp. ...........     225,526       14,743,762
BellSouth Corp. ...............     275,227       12,901,266
CenturyTel, Inc. ..............      20,228          804,063
Frontier Corp. ................      25,078        1,479,602
GTE Corp. .....................     140,992       10,671,332
SBC Communications Inc. .......     285,367       16,551,286
US West Inc. ..................      73,177        4,299,149
                                              --------------
                                                  76,112,706
                                              --------------
TEXTILES--APPAREL MANUFACTURERS (0.1%)
Fruit of the Loom Ltd. (a).....      10,517          102,541
Liz Claiborne, Inc. ...........       9,139          333,574
Russell Corp. .................       4,929           96,115
Springs Industries, Inc.
 Class A.......................       2,572          112,204
V.F. Corp. ....................      17,406          744,106
                                              --------------
                                                   1,388,540
                                              --------------
TOBACCO (0.9%)
Philip Morris Cos. Inc. .......     350,561       14,088,130
UST Inc. ......................      25,570          747,923
                                              --------------
                                                  14,836,053
                                              --------------
TOYS (0.1%)
Hasbro, Inc. ..................      28,516          796,666
Mattel, Inc. ..................      60,551        1,600,817
                                              --------------
                                                   2,397,483
                                              --------------


  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

INDEXED EQUITY FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
June 30, 1999 (Unaudited)

COMMON STOCKS (CONTINUED)
                                   SHARES          VALUE
                                 -------------------------
TRANSPORTATION--MISCELLANEOUS (0.2%)
FDX Corp. (a)..................      43,232   $    2,345,336
Ryder System, Inc. ............      10,306          267,956
                                              --------------
                                                   2,613,292
                                              --------------
Total Common Stocks (Cost
 $890,856,608).................                1,630,268,959(e)
                                              --------------
SHORT-TERM
INVESTMENTS (1.1%)
                                 PRINCIPAL
                                   AMOUNT
                                 ----------
COMMERCIAL PAPER (0.6%)
Mitsubishi International Corp.
 5.85%, due 7/1/99 (c).........  $9,800,000        9,800,000
                                              --------------
Total Commercial Paper
 (Cost $9,800,000).............                    9,800,000
                                              --------------
U.S. GOVERNMENT (0.5%)
United States Treasury Bills
 4.65%, due 9/16/99 (c)........   2,000,000        1,980,106
 4.65%, due 9/23/99 (c)........   7,000,000        6,924,040
                                              --------------
Total U.S. Government
 (Cost $8,904,146).............                    8,904,146
                                              --------------
Total Short-Term Investments
 (Cost $18,704,146)............                   18,704,146
                                              --------------
Total Investments
 (Cost $909,560,754) (f).......        99.4%   1,648,973,105(g)
Cash and Other Assets,
 Less Liabilities..............         0.6        9,322,776
                                 ----------   --------------
Net Assets.....................       100.0%  $1,658,295,881
                                 ==========   ==============

FUTURES CONTRACTS (0.1%)
                                CONTRACTS        UNREALIZED
                                   LONG        APPRECIATION(h)
                              ----------------------------
Standard & Poor's 500
 September 1999.............              76   $      886,307
 Mini September 1999........               4            6,343
                                               --------------
Total Futures Contracts
 (Settlement Value
 $26,528,640)...............                   $      892,650
                                               ==============

------------
(a)  Non-income producing security.
(b)  Less than one tenth of a percent.
(c)  Segregated as collateral for futures contracts.
(d)  ADR-American Depository Receipt.
(e) The combined market value of common stocks and settlement value of Standard & Poor's 500 Index futures contracts represents 99.9% of net assets.
(f)  The cost for Federal income tax purposes is $910,258,863.
(g) At June 30, 1999, net unrealized appreciation was $738,714,242, based on cost for Federal income tax purposes. This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $754,134,719 and aggregate gross unrealized depreciation for all investments on which there was an excess of cost over market value of $15,420,477.
(h) Represents the difference between the value of the contracts at the time they were opened and the value at June 30, 1999.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                        MAINSTAY
                                                        INSTITUTIONAL FUNDS INC.

INDEXED EQUITY FUND

STATEMENT OF ASSETS AND LIABILITIES
As of June 30, 1999 (Unaudited)

ASSETS:
  Investment in securities, at value
    (identified cost $909,560,754).....   $1,648,973,105
  Receivables:
    Investment securities sold.........       34,159,632
    Dividends and interest.............        1,561,979
    Fund shares sold...................          872,114
  Variation margin receivable on
    futures contracts..................          868,419
                                          --------------
        Total assets...................    1,686,435,249
                                          --------------
LIABILITIES:
  Payables:
    Investment securities purchased....       21,106,711
    Fund shares redeemed...............        6,407,494
    MainStay Management................          332,562
    Custodian..........................           75,746
    Transfer agent.....................            3,494
  Accrued expenses.....................          213,361
                                          --------------
        Total liabilities..............       28,139,368
                                          --------------
  Net assets...........................   $1,658,295,881
                                          ==============
COMPOSITION OF NET ASSETS:
  Capital stock (par value of $.001 per
    share) 1 billion shares authorized
    Institutional Class................   $       42,869
    Institutional Service Class........            1,416
  Additional paid-in capital...........      834,721,148
  Accumulated undistributed net
    investment income..................        8,618,695
  Accumulated undistributed net
    realized gain on investments.......       74,606,752
  Net unrealized appreciation on
    investments........................      740,305,001
                                          --------------
  Net assets...........................   $1,658,295,881
                                          ==============
Institutional Class
  Net assets applicable to outstanding
    shares.............................   $1,605,504,517
                                          ==============
  Shares of capital stock
    outstanding........................       42,868,861
                                          ==============
  Net asset value per share
    outstanding........................   $        37.45
                                          ==============
Institutional Service Class
  Net assets applicable to outstanding
    shares.............................   $   52,791,364
                                          ==============
  Shares of capital stock
    outstanding........................        1,415,878
                                          ==============
  Net asset value per share
    outstanding........................   $        37.29
                                          ==============

STATEMENT OF OPERATIONS
For the year six months ended June 30, 1999 (Unaudited)
INVESTMENT INCOME:
  Income:
    Dividends (a)......................   $   10,508,125
    Interest...........................          515,995
                                          --------------
        Total income...................       11,024,120
                                          --------------
  Expenses:
    Management.........................        3,921,582
    Custodian..........................          109,320
    Shareholder communication..........           84,417
    Professional.......................           67,625
    Service............................           52,476
    Registration.......................           42,563
    Transfer agent.....................           25,800
    Directors..........................           17,427
    Miscellaneous......................           32,891
                                          --------------
        Total expenses before
          reimbursement................        4,354,101
    Expense reimbursement from
      Manager..........................       (1,948,676)
                                          --------------
        Net expenses...................        2,405,425
                                          --------------
  Net investment income................        8,618,695
                                          --------------
REALIZED AND UNREALIZED GAIN ON
  INVESTMENTS:
  Net realized gain from:
    Security transactions..............       60,811,000
    Futures transactions...............          600,154
                                          --------------
  Net realized gain on investments.....       61,411,154
                                          --------------
  Net change in unrealized appreciation
    on investments:
    Security transactions..............      109,057,128
    Futures transactions...............          575,388
                                          --------------
  Net unrealized gain on investments...      109,632,516
                                          --------------
  Net realized and unrealized gain on
    investments........................      171,043,670
                                          --------------
  Net increase in net assets resulting
    from operations....................   $  179,662,365
                                          ==============

------------
(a) Dividends recorded net of foreign withholding taxes of $224,812.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

INDEXED EQUITY FUND
STATEMENT OF CHANGES IN NET ASSETS
For the six months ended June 30, 1999 (Unaudited) and the year ended December 31, 1998

                                                                   1999             1998
                                                              --------------   --------------
INCREASE IN NET ASSETS:
  Operations:
    Net investment income...................................  $    8,618,695   $   16,035,836
    Net realized gain on investments........................      61,411,154       54,018,731
    Net change in unrealized appreciation on investments....     109,632,516      244,317,325
                                                              --------------   --------------
    Net increase in net assets resulting from operations....     179,662,365      314,371,892
                                                              --------------   --------------
  Dividends and distributions to shareholders:
    From net investment income:
      Institutional Class...................................              --      (15,890,238)
      Institutional Service Class...........................              --         (314,560)
    From net realized gain on investments:
      Institutional Class...................................              --      (43,243,748)
      Institutional Service Class...........................              --       (1,050,731)
                                                              --------------   --------------
        Total dividends and distributions to shareholders...              --      (60,499,277)
                                                              --------------   --------------
  Capital share transactions:
    Net proceeds from sale of shares:
      Institutional Class...................................     138,423,305      355,359,146
      Institutional Service Class...........................      17,951,669       23,308,027
    Net asset value of shares issued to shareholders in
     reinvestment of dividends and distributions:
      Institutional Class...................................              --       59,128,205
      Institutional Service Class...........................              --        1,359,018
                                                              --------------   --------------
                                                                 156,374,974      439,154,396
    Cost of shares redeemed:
      Institutional Class...................................    (180,067,073)    (156,430,972)
      Institutional Service Class...........................      (6,379,758)      (7,935,488)
                                                              --------------   --------------
      Increase (decrease) in net assets derived from capital
       share transactions...................................     (30,071,857)     274,787,936
                                                              --------------   --------------
      Net increase in net assets............................     149,590,508      528,660,551
NET ASSETS:
  Beginning of period.......................................   1,508,705,373      980,044,822
                                                              --------------   --------------
  End of period.............................................  $1,658,295,881   $1,508,705,373
                                                              ==============   ==============
  Accumulated undistributed net investment income at end of
    period..................................................  $    8,618,695   $           --
                                                              ==============   ==============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

INDEXED EQUITY FUND
FINANCIAL HIGHLIGHTS
(Selected per share data and ratios)

                                                                             INSTITUTIONAL                   INSTITUTIONAL
                                                             INSTITUTIONAL      SERVICE      INSTITUTIONAL      SERVICE
                                                                 CLASS           CLASS           CLASS           CLASS
                                                             -------------   -------------   -------------   -------------
                                                                   SIX MONTHS ENDED                   YEAR ENDED
                                                                    JUNE 30, 1999*                 DECEMBER 31, 1998
                                                             -----------------------------   -----------------------------
Net asset value at beginning of period.....................   $    33.39      $    33.28      $    27.05       $  26.99
                                                              ----------      ----------      ----------       --------
Net investment income......................................         0.20            0.13            0.38           0.31
Net realized and unrealized gain (loss) on investments.....         3.86            3.88            7.36           7.31
                                                              ----------      ----------      ----------       --------
Total from investment operations...........................         4.06            4.01            7.74           7.62
                                                              ----------      ----------      ----------       --------
Less dividends and distributions:
From net investment income.................................           --              --           (0.38)         (0.31)
From net realized gain on investments......................           --              --           (1.02)         (1.02)
In excess of net realized gain on investments..............           --              --              --             --
                                                              ----------      ----------      ----------       --------
Total dividends and distributions..........................           --              --           (1.40)         (1.33)
                                                              ----------      ----------      ----------       --------
Net asset value at end of period...........................   $    37.45      $    37.29      $    33.39       $  33.28
                                                              ==========      ==========      ==========       ========
Total investment return....................................        12.16%(b)       12.05%(b)       28.62%         28.24%
Ratios (to average net assets)/Supplemental Data:
  Net investment income....................................         1.11%+          0.86%+          1.29%          1.04%
  Net expenses.............................................         0.30%+          0.55%+          0.30%          0.55%
  Expenses (before reimbursement)..........................         0.55%+          0.80%+          0.56%          0.81%
Portfolio turnover rate....................................            3%              3%              8%             8%
Net assets at end of period (in 000's).....................   $1,605,505      $   52,791      $1,472,263       $ 36,442

------------
 *  Unaudited.
 +  Annualized.
(a) Less than one cent per share.
(b) Total return is not annualized.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                        MAINSTAY
                                                        INSTITUTIONAL FUNDS INC.

                     INSTITUTIONAL                   INSTITUTIONAL                   INSTITUTIONAL
     INSTITUTIONAL      SERVICE      INSTITUTIONAL      SERVICE      INSTITUTIONAL      SERVICE      INSTITUTIONAL
         CLASS           CLASS           CLASS           CLASS           CLASS           CLASS           CLASS
     -------------   -------------   -------------   -------------   -------------   -------------   -------------
                                                YEAR ENDED DECEMBER 31
     -------------------------------------------------------------------------------------------------------------
                 1997                            1996                            1995                    1994
     -----------------------------   -----------------------------   -----------------------------   -------------
      $    21.05      $    21.01      $    17.82      $    17.81      $    13.53      $    13.53      $    13.86
      ----------      ----------      ----------      ----------      ----------      ----------      ----------
            0.37            0.32            0.34            0.31            0.35            0.33            0.33
            6.54            6.52            3.69            3.66            4.64            4.64           (0.20)
      ----------      ----------      ----------      ----------      ----------      ----------      ----------
            6.91            6.84            4.03            3.97            4.99            4.97            0.13
      ----------      ----------      ----------      ----------      ----------      ----------      ----------
           (0.37)          (0.32)          (0.34)          (0.31)          (0.34)          (0.33)          (0.33)
           (0.54)          (0.54)          (0.46)          (0.46)          (0.36)          (0.36)          (0.13)
              --              --              --              --              --              --            0.00(a)
      ----------      ----------      ----------      ----------      ----------      ----------      ----------
           (0.91)          (0.86)          (0.80)          (0.77)          (0.70)          (0.69)          (0.46)
      ----------      ----------      ----------      ----------      ----------      ----------      ----------
      $    27.05      $    26.99      $    21.05      $    21.01      $    17.82      $    17.81      $    13.53
      ==========      ==========      ==========      ==========      ==========      ==========      ==========
           32.88%          32.60%          22.57%          22.21%          36.88%          36.70%           0.90%
            1.56%           1.31%           1.96%           1.71%           2.21%           1.96%           2.43%
            0.30%           0.55%           0.44%           0.69%           0.50%           0.75%           0.50%
            0.56%           0.81%           0.59%           0.84%           0.59%           0.84%           0.58%
               3%              3%              8%              8%              4%              4%              5%
      $  966,217      $   13,828      $  617,716      $    5,865      $  354,420      $      969      $  244,685

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------

During the first half of 1999, international equity markets were influenced by a wide variety of forces. The Brazilian real's devaluation in January and signs of a Japanese market recovery signaled the end of a two-year global economic crisis. Commodity prices for oil, natural gas, lumber, and copper rose, which was positive for stocks but negative for bonds, as inflationary concerns resurfaced.

In the U.S., the Federal Reserve Board reacted to rising prices, low unemployment, and the potential for wage increases with an announcement in May of a bias toward raising interest rates. At the end of June, the Federal Reserve Board took action by raising the targeted federal funds rate by 0.25%. While the end of the war in Kosovo helped stabilize eastern European economies, concerns remain over the cost of reconstruction. Meanwhile, the U.S. dollar charged ahead versus other major currencies, while the euro suffered from slowing European growth and the yen faltered as investors pondered the strength of the Japanese recovery.

FACING MARKET CHALLENGES

For the first half of 1999, the MainStay Institutional International Equity Fund returned 2.29% for Institutional Class shares and 2.13% for Service Class shares. Both share classes underperformed the average Lipper(1) international fund, which returned 7.38% and the Morgan Stanley Capital International Europe, Australia, and Far East Index (EAFE Index),(2) which returned 3.97% for the same six-month period.

The Fund's underperformance was largely attributable to its underweighted position in Japanese securities and overweighted positions in Europe, particularly in peripheral nations, including Portugal, whose stock market declined 6.70% in local-currency terms, and Ireland, where the stock market gained only 0.90% in local terms. Fortunately, the Fund was also overweighted in Finland, which was Europe's best-performing market, returning 46.40% in local terms.

While many European markets had positive returns in local-currency terms, shifting currency values had a negative impact on U.S.-dollar based investors. As the U.S. dollar's value rose relative to European currencies, the value of gains in local-currency terms was substantially negated. On a relative basis, however, the Fund benefited modestly from an appreciating Canadian dollar.

SHIFTING ASSETS IN A CHANGING ENVIRONMENT

The Fund uses a "country-first" approach, seeking to identify the most promising geographical markets and then to invest in a wide array of companies in each target market. During the first half of 1999, the Fund shifted assets from core European markets, such as Germany and France, to markets in the Far East. Japanese investments, as a percentage of the Fund's total assets, rose through purchases and appreciation from 11% in January to over 20% at the end of June, which had a positive impact on performance.

ADVANCING SECTORS AND COMPANIES

The Fund also seeks to identify promising lines of business and to select companies that are in a position to take advantage of factors which make industries more competitive. Telecommunication companies have advanced on strong consumer demand, and the Fund benefited from its positions in Nokia Oyj and NTT Mobile Communications Network, Inc. Nokia, the number-one supplier of mobile phones worldwide, rose 63.03% in local terms over the first half of the year. NTT, which added over 400,000 new subscriptions in June, or over half of the industry total, rose 76.34% over the same period.

--------------------------------------------------------------------------------
(1) Lipper, Inc. is an independent monitor of mutual fund performance. Results do not reflect any deduction of sales charges and are based on total returns with capital gains and dividends reinvested.
(2) The Morgan Stanley Capital International Europe, Australia, and Far East Index--the EAFE Index--is an unmanaged index generally considered to be representative of the international stock market. An investment cannot be made directly into an index.

Auto manufacturers also advanced. During the reporting period, the Fund was invested in DaimlerChrysler in Europe and Honda Motor and Toyota Motor in Japan--all of which made positive contributions to the Fund's performance. Toyota rose 24.76% in local terms for the six months ended June 30, 1999, and received the Global 500 Award and recognition from the United Nations for its environmental initiative.

Irish cement manufacturer CRH PLC rose 16.78% in local terms for the reporting period as its international operations capitalized on European infrastructure improvements. BP Amoco PLC (+26.69% in local terms) benefited from rising oil prices and increasing demand in Asia. Sony Corp. (+58.57% in local terms) advanced on anticipation of its next-generation game console and announcement of restructuring measures to cut costs and enhance profitability.

While the Fund had many successes, it also owned a number of companies in industries that underperformed during the first six months of 1999. The Fund's largest holding, Allied Irish Banks PLC, declined 16.53% in local-currency terms for the six months ended June 30, 1999. While the company has broad international reach and is domiciled in the fastest-growing European economy, the stock underperformed on inflation concerns that accompanied the global economic recovery.

LOOKING AHEAD

We remain optimistic for the international economy and believe we may see continued moderate inflation, low interest rates, increasing cross-border consolidation in Europe, and recoveries in some Asian countries. The Fund is still overweighted in Europe, particularly in the peripheral countries, such as Portugal and Ireland, but we believe Japan has strong potential and anticipate making additional investments there. Our strategy will be to seek to purchase new securities or add to existing positions when prices dip and to seek cyclical companies poised to benefit if the turnaround in the Japanese economy can be sustained. As of June 30, 1999, we believed that the Fund was appropriately positioned with respect to foreign currencies, particularly the euro.

Whatever happens, the Fund will continue to seek long-term growth of capital by investing in a portfolio consisting primarily of non-U.S. equity securities. Current income is a secondary objective.

Joseph Portera
Portfolio Manager
MacKay Shields Financial Corporation

--------------------------------------------------------------------------------
Past performance is no guarantee of future results.

                   $10,000 INVESTED IN MAINSTAY INSTITUTIONAL
                          INTERNATIONAL EQUITY FUND VS
                                MSCI EAFE INDEX
                           INSTITUTIONAL CLASS SHARES
[Institutional Class Shares Graph]

                                                                 INTERNATIONAL EQUITY FUND               MSCI EAFE INDEX
                                                                 -------------------------               ---------------
7/31/92                                                                   10000.00                           10000.00
9/30/92                                                                    9512.00                           10417.00
12/31/92                                                                   9463.00                           10015.00
3/31/93                                                                   10562.00                           11216.00
6/30/93                                                                   11294.00                           12344.00
9/30/93                                                                   11781.00                           13162.00
12/31/93                                                                  11831.00                           13276.00
3/31/94                                                                   12258.00                           13740.00
6/30/94                                                                   12724.00                           14442.00
9/30/94                                                                   12780.00                           14457.00
12/31/94                                                                  12820.00                           14309.00
3/31/95                                                                   12602.00                           14576.00
6/30/95                                                                   12166.00                           14682.00
9/30/95                                                                   13012.00                           15294.00
12/31/95                                                                  13739.00                           15914.00
3/31/96                                                                   14416.00                           16373.00
6/30/96                                                                   14907.00                           16632.00
9/30/96                                                                   14867.00                           16611.00
12/31/96                                                                  15400.00                           16875.00
3/31/97                                                                   15414.00                           16610.00
6/30/97                                                                   17254.00                           18766.00
9/30/97                                                                   17269.00                           18634.00
12/31/97                                                                  16238.00                           17175.00
3/31/98                                                                   18495.00                           19702.00
6/30/98                                                                   19100.00                           19911.00
9/30/98                                                                   16663.00                           17081.00
12/31/98                                                                  19877.00                           20610.00
6/30/99                                                                   20331.00                           21427.00

THESE GRAPHS ASSUME A $10,000 INVESTMENT MADE ON 7/31/92.(+)

                   $10,000 INVESTED IN MAINSTAY INSTITUTIONAL
                          INTERNATIONAL EQUITY FUND VS
                                MSCI EAFE INDEX
                              SERVICE CLASS SHARES
[Service Class Shares Graph]

7/31/92                                                                   10000.00                           10000.00
9/30/92                                                                    9512.00                           10417.00
12/31/92                                                                   9463.00                           10015.00
3/31/93                                                                   10562.00                           11216.00
6/30/93                                                                   11294.00                           12344.00
9/30/93                                                                   11781.00                           13162.00
12/31/93                                                                  11831.00                           13276.00
3/31/94                                                                   12258.00                           13740.00
6/30/94                                                                   12724.00                           14442.00
9/30/94                                                                   12780.00                           14457.00
12/31/94                                                                  12820.00                           14309.00
3/31/95                                                                   12602.00                           14576.00
6/30/95                                                                   12153.00                           14682.00
9/30/95                                                                   12973.00                           15294.00
12/31/95                                                                  13699.00                           15914.00
3/31/96                                                                   14348.00                           16373.00
6/30/96                                                                   14826.00                           16632.00
9/30/96                                                                   14773.00                           16611.00
12/31/96                                                                  15287.00                           16875.00
3/31/97                                                                   15301.00                           16610.00
6/30/97                                                                   17122.00                           18766.00
9/30/97                                                                   17122.00                           18634.00
12/31/97                                                                  16032.00                           17175.00
3/31/98                                                                   18229.00                           19702.00
6/30/98                                                                   18848.00                           19911.00
9/30/98                                                                   16423.00                           17081.00
12/31/98                                                                  19591.00                           20610.00
6/30/99                                                                   20009.00                           21427.00

                                                     TOTAL RETURN*           SEC AVERAGE ANNUAL TOTAL RETURN*
                 PERFORMANCE                      AS OF JUNE 30, 1999              AS OF JUNE 30, 1999
----------------------------------------------------------------------------------------------------------------
                                                     YEAR TO DATE         ONE YEAR   FIVE YEAR   SINCE INCEPTION
----------------------------------------------------------------------------------------------------------------
International Equity Fund Institutional
 Class(+)                                                2.29%              6.45%      9.83%         10.80%
International Equity Fund Service Class(+)               2.13%              6.16%      9.48%         10.55%
Average Lipper International Fund                        7.38%              4.83%      8.89%         11.22%
MSCI EAFE Index                                          3.97%              7.62%      8.21%         11.66%

YEAR-BY-YEAR PERFORMANCE
--------------------------------------------------------------------------------

                           INSTITUTIONAL CLASS SHARES
[PERFORMANCE CHART]


                           1992          1993          1994          1995          1996          1997          1998
                          ------        ------        ------        ------        ------        ------        ------
                           -5.37         25.03         8.36          7.17          12.09         5.44          22.41

                        1999 AS OF
                          6/30/99
                        ----------
                           2.29

--------------------------------------------------------------------------------
* Total return reflects the annual return on an investment including appreciation and dividends or interest. Total returns shown herein include the change in share price and reinvestment of capital gain distributions and dividends, and, for the Service Class shares, include the service fee of .25% on an annualized basis of the average daily net asset value of the Service Class shares.

  PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. DUE TO CURRENT MARKET VOLATILITY, PERFORMANCE MAY BE LESS THAN SHOWN. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT UPON REDEMPTION, SHARES MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

  The Institutional Class shares and the Service Class shares are sold with no sales charge or contingent deferred sales charge. The Service Class shares are subject to an annual shareholder service fee of .25%.

  The inception date of the International Equity Fund and the date such shares were first offered to the public was 1/1/95.

+ The inception date of the International Equity Fund's predecessor separate account is 7/31/92 ("Separate Account"). Performance figures, and, in the case of the graphs reflecting the investment of $10,000, investment results include the historical performance of the Separate Account for the period prior to the International Equity Fund's commencement of operations on 1/1/95. MacKay Shields Financial Corporation, the International Equity Fund's subadvisor, served as investment advisor to the Separate Account, and the investment objective, policies, restrictions, guidelines, and management style of the Separate Account were substantially similar to those of the International Equity Fund. Performance figures and investment results for the period prior to 1/1/95, have been calculated using the Separate Account's expense structure, which generally was higher than the expense structure of the International Equity Fund. The Separate Account was not registered under the Investment Company Act of 1940 ("1940 Act") and therefore was not subject to certain investment restrictions imposed under the 1940 Act. If the Separate Account had been registered under the 1940 Act, the Separate Account's performance and investment results may have been adversely affected.

                                                        MAINSTAY
                                                        INSTITUTIONAL FUNDS INC.

INTERNATIONAL EQUITY FUND
PORTFOLIO OF INVESTMENTS
June 30, 1999 (Unaudited)


                   COMMON STOCKS (95.9%)+
                                      SHARES        VALUE
                                    ----------------------
AUSTRALIA (4.1%)
Australia & New Zealand Banking
 Group, Ltd. (banking)............      97,637   $    717,931
Broken Hill Proprietary Co., Ltd.
 (energy sources).................      31,628        366,356
Cable & Wireless Optus, Ltd.
 (telecommunications).............     656,995      1,495,938
Commonwealth Bank of Australia
 (banking)........................      42,900        682,913
Telstra Corp., Ltd.
 (telecommunications).............     263,400      1,509,302
WMC, Ltd. (metals-nonferrous).....     220,082        945,414
                                                 ------------
                                                    5,717,854
                                                 ------------
BELGIUM (2.3%)
Delhaize-Le Lion, S.A.
 (merchandising)..................       4,940        420,561
Electrabel, S.A.
 (utilities-electrical & gas).....       2,550        823,132
Fortis AG (insurance).............      32,040      1,006,155
Solvay, S.A. Class A
 (chemicals)......................       6,850        454,595
Tractebel, S.A.
 (utilities-electrical & gas).....       4,160        583,468
                                                 ------------
                                                    3,287,911
                                                 ------------
FINLAND (4.7%)
Merita PLC (banking)..............      72,650        412,831
Nokia Oyj Class A
 (electrical & electronics).......      44,560      3,906,152
Outokumpu Oyj
 (metals-nonferrous)..............      47,190        530,471
Pohjola Group Insurance Corp.
 Class B (insurance)..............      19,630      1,007,160
Sampo Insurance Co., Ltd. Class A
 (insurance)......................       7,490        217,056
UPM-Kymmene Oyj
 (forest products & paper)........      20,060        575,123
                                                 ------------
                                                    6,648,793
                                                 ------------
FRANCE (8.5%)
Air Liquide, S.A. (chemicals).....       2,990        470,247
AXA, S.A. (insurance).............       5,774        704,444
Carrefour, S.A. (merchandising)...       9,150      1,344,686
Elf Aquitaine, S.A. (energy
 sources).........................       7,095      1,041,220
Eridania Beghin-Say, S.A.
 (food & household products)......       2,140        306,770
France Telecom, S.A.
 (telecommunications).............       9,630        727,476
Groupe Danone, S.A.
 (food & household products)......       3,367        868,097
Lafarge, S.A.
 (building materials &
 components)......................       3,973        377,776
L'Oreal, S.A.
 (health & personal care).........       2,198      1,485,886
Pernod-Ricard, S.A.
 (beverages & tobacco)............       4,950        331,821
Pinault-Printemps-Redoute, S.A.
 (merchandising)..................       2,250        386,119

-------
+ Percentages indicated are based on Fund net assets.

                                      SHARES        VALUE
                                    ----------------------

FRANCE (Continued)
Schneider, S.A.
 (electrical & electronics).......       5,626   $    315,924
Societe Generale, S.A. Class A
 (banking)........................       2,054        362,016
Thomson CSF, S.A.
 (aerospace & military
 technology)......................      10,205        354,673
Total Fina, S.A. Class B
 (energy sources) (a).............       9,725      1,254,677
Total Fina, S.A. Strip
 (energy sources) (a).............       5,445             56
Vivendi, S.A.
 (business & public services).....      19,026      1,541,270
                                                 ------------
                                                   11,873,158
                                                 ------------
GERMANY (9.7%)
Allianz AG Registered
 (insurance)......................       3,600        998,711
Bayer AG (chemicals)..............      27,850      1,160,357
DaimlerChrysler AG
 (automobiles)....................      25,195      2,182,623
Deutsche Bank AG (banking)........      10,700        652,715
Deutsche Telekom AG
 (telecommunications).............      31,360      1,316,302
Dresdner Bank AG (banking)........      16,900        660,558
Karstadt AG (merchandising).......       1,400        672,820
Mannesmann AG
 (telecommunications).............       5,352        798,674
Metro AG (merchandising)..........       9,900        614,634
Muenchener Rueckversicherungs-
 Gesellschaft AG Registered
 (insurance)......................       1,390        257,314
RWE AG (utilities-electrical &
 gas).............................      15,800        731,462
SAP AG (business & public
 services)........................       2,170        734,038
Schering AG (health &
 personal care)...................      14,320      1,518,173
Veba AG (utilities-electrical &
 gas).............................      15,050        884,701
Viag AG (utilities-electrical &
 gas).............................       1,000        472,335
                                                 ------------
                                                   13,655,417
                                                 ------------
HONG KONG (0.5%)
Hutchison Whampoa, Ltd.
 (multi-industry).................      73,000        660,949
                                                 ------------
IRELAND (4.6%)
Allied Irish Banks PLC
 (banking)........................     122,550      1,611,419
CRH PLC (building materials &
 components)......................     109,084      1,934,971
Elan Corp. PLC
 (health & personal care) (a).....      42,400      1,217,801
Irish Life & Permanent PLC
 (insurance)......................      30,063        317,791
Kerry Group PLC Class A
 (food & household products)......      40,277        477,683
Smurfit (Jefferson) Group PLC
 (forest products & paper)........     347,647        815,652
                                                 ------------
                                                    6,375,317
                                                 ------------


  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

INTERNATIONAL EQUITY FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
June 30, 1999 (Unaudited)

                  COMMON STOCKS (CONTINUED)
                                      SHARES        VALUE
                                    ----------------------
ITALY (4.0%)
Assicurazioni Generali S.p.A.
 (insurance)......................      14,015   $    485,643
Banca Commerciale Italiana S.p.A.
 (banking)........................      78,400        572,446
Benetton Group S.p.A.
 (textile & apparel)..............     114,400        225,343
ENI S.p.A. (energy sources).......     217,140      1,296,592
Italgas S.p.A.
 (utilities-electrical & gas).....      43,000        180,488
Parmalat Finanziaria S.p.A.
 (food & household products)......      43,000         56,319
Pirelli S.p.A. (industrial
 components)......................      35,000         95,292
Riunione Adriatica di Sicurta
 S.p.A. (insurance)...............       8,600         83,548
Telecom Italia S.p.A.
 (telecommunications) (a).........     113,230      1,177,083
Telecom Italia Mobile S.p.A.
 (telecommunications).............     161,300        963,159
Unicredito Italiano S.p.A.
 (banking)........................     114,700        503,916
                                                 ------------
                                                    5,639,829
                                                 ------------
JAPAN (20.3%)
Ajinomoto Co., Inc.
 (food & household products)
 (b)..............................      37,000        421,858
Bank of Tokyo-Mitsubishi, Ltd.
 (banking)........................      89,000      1,266,953
Bridgestone Corp.
 (industrial components)..........      15,000        453,584
Fujitsu, Ltd. (data processing &
 reproduction)....................      38,000        764,483
Hitachi, Ltd. (electrical &
 electronics) (b).................      54,000        506,378
Honda Motor Co., Ltd.
 (automobiles) (b)................      25,000      1,059,602
Industrial Bank of Japan, Ltd.
 (The) (banking) (b)..............     102,000        809,015
Ito-Yokado Co., Ltd.
 (merchandising)..................      11,000        736,144
Kirin Brewery Co., Ltd.
 (beverages & tobacco) (b)........      26,000        311,477
Matsushita Electric Industrial
 Co., Ltd.
 (appliances & household
 durables) (b)....................      22,000        427,145
Mitsubishi Electric Corp.
 (electrical & electronics) (b)...     104,000        399,550
Mitsubishi Estate Co., Ltd.
 (real estate) (b)................      22,000        214,663
Mitsubishi Heavy Industries, Ltd.
 (machinery & engineering)........      90,000        365,098
Mitsui Fudosan Co., Ltd.
 (real estate)....................      21,000        170,032
NEC Corp.
 (electrical & electronics).......      37,000        460,069
Nintendo Co., Ltd. (recreation &
 other consumer goods)............       4,000        562,146
Nippon Express Co., Ltd.
 (transportation-road & rail).....      15,000         89,849

                                      SHARES        VALUE
                                    ----------------------

JAPAN (Continued)
Nippon Mitsubishi Oil Co.
 (energy sources).................      56,000   $    235,963
Nippon Steel Corp.
 (metals-steel)...................     146,000        338,957
Nippon Telegraph & Telephone Corp.
 (telecommunications).............          84        978,551
Nomura Securities Co., Ltd.
 (financial services).............      35,000        409,754
NTT Data Corp. (business & public
 services)........................         190      1,510,128
NTT Mobile Communications
 Network, Inc.
 (telecommunications) (a).........          36        487,789
NTT Mobile Communications
 Network, Inc. New
 (telecommunications) (a).........         144      1,951,154
Olympus Optical Co., Ltd.
 (electronic components &
 instruments).....................      31,000        458,202
Rohm Co., Ltd. (electronic
 components & instruments)........       4,000        626,260
Sanyo Electric Co., Ltd.
 (appliances & household
 durables)........................      55,000        223,570
Sharp Corp. (appliances &
 household durables)..............      23,000        271,737
Softbank Corp. First Section
 (business & public services).....       2,200        445,504
Sony Corp. (appliances & household
 durables)........................      15,000      1,617,287
Sumitomo Bank, Ltd. (banking).....      56,000        694,471
Sumitomo Electric Industries
 (industrial components)..........      19,000        216,002
Sumitomo Forestry Co., Ltd.
 (building materials &
 components)......................      52,000        404,706
Sumitomo Marine & Fire Insurance
 Co. (insurance)..................     213,000      1,284,658
Takeda Chemical Industries, Ltd.
 (health & personal care).........      20,000        926,996
TDK Corp. (electronic components &
 instruments).....................       4,000        365,841
Tokio Marine & Fire Insurance Co.
 (insurance)......................     125,000      1,358,066
Tokyo Electric Power Co., Inc.
 (utilities-electrical & gas).....      15,300        322,974
Tokyo Seimitsu Co., Ltd.
 (electronic components &
 instruments).....................      10,000        637,000
Toshiba Corp.
 (electrical & electronics).......     120,000        855,613
Tostem Corp. (building materials &
 components)......................      18,000        345,765
Toyota Motor Corp.
 (automobiles)....................      64,000      2,025,181
Yamanouchi Pharmaceutical Co.,
 Ltd. (health & personal care)....       9,000        344,278
                                                 ------------
                                                   28,354,453
                                                 ------------

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                        MAINSTAY
                                                        INSTITUTIONAL FUNDS INC.

                  COMMON STOCKS (CONTINUED)
                                      SHARES        VALUE
                                    ----------------------
NETHERLANDS (3.6%)
ABN AMRO Holding N.V.
 (banking)........................      30,600   $    662,713
Akzo Nobel N.V. (chemicals).......       8,800        370,278
Elsevier N.V. (broadcasting &
 publishing)......................      10,900        126,463
Heineken N.V. (beverages &
 tobacco).........................       9,100        465,957
ING Groep N.V. (financial
 services)........................      20,505      1,110,207
Koninklijke KPN N.V.
 (telecommunications).............      10,586        496,739
Royal Dutch Petroleum Co.
 (energy sources).................      22,921      1,342,663
TNT Post Group N.V.
 (business & public services).....      10,286        245,574
Wolters Kluwer CVA N.V.
 (broadcasting & publishing)......       5,240        208,595
                                                 ------------
                                                    5,029,189
                                                 ------------
NEW ZEALAND (1.0%)
Contact Energy Ltd. (utilities-
 electrical & gas) (a)............     180,684        292,978
Fletcher Challenge Building
 (building materials &
 components)......................     226,314        329,790
Telecom Corp. of New Zealand Ltd.
 (telecommunications).............     172,713        741,317
                                                 ------------
                                                    1,364,085
                                                 ------------
PORTUGAL (2.0%)
Banco Comercial Portugues, S.A.
 Registered (banking).............      34,773        901,197
Banco Espirito Santo e Comercial
 de Lisboa, S.A. Registered
 (banking)........................      40,069        932,250
Electricidade de Portugal, S.A.
 (utilities-electrical & gas).....      23,500        423,153
Jeronimo Martins SGPS, S.A.
 (merchandising)..................       4,000        132,130
Portugal Telecom, S.A. Registered
 (telecommunications).............      11,600        471,943
Portugal Telecom, S.A. Rights
 (telecommunications) (a).........      11,600            120
                                                 ------------
                                                    2,860,793
                                                 ------------
SPAIN (4.0%)
Acerinox, S.A. (metals-steel).....       4,620        135,077
Autopistas Concesionaria Espanola,
 S.A. (business & public
 services)........................      11,893        139,211
Autopistas Concesionaria Espanola,
 S.A. Bonus Rights (business &
 public services).................      11,893          6,868
Banco Bilbao Vizcaya, S.A.
 Registered (banking).............      54,840        792,356
Banco Santander Central Hispano,
 S.A. (banking)...................     100,576      1,047,613
Endesa, S.A.
 (utilities-electrical & gas).....      28,370        605,055

                                      SHARES        VALUE
                                    ----------------------

SPAIN (Continued)
Fomento de Construcciones y
 Contratas, S.A.
 (construction & housing).........       2,180   $    124,777
Gas Natural SDG, S.A.
 (utilities-electrical & gas).....       4,060        295,189
Iberdrola, S.A.
 (utilities-electrical & gas).....      36,370        553,999
Repsol, S.A. (energy sources).....      28,650        585,025
Telefonica, S.A.
 (telecommunications) (a).........      26,260      1,264,997
                                                 ------------
                                                    5,550,167
                                                 ------------
SWEDEN (1.4%)
AstraZeneca Group PLC
 (health & personal care).........      22,803        887,763
ForeningsSparbanken AB
 (banking)........................      19,950        281,580
Hennes & Mauritz AB Series B
 (merchandising)..................      11,600        286,520
Skandia Forsakrings AB
 (insurance)......................      14,800        276,781
Svenska Handelsbanken Series A
 (banking)........................      23,100        277,134
                                                 ------------
                                                    2,009,778
                                                 ------------
SWITZERLAND (6.1%)
Credit Suisse Group Registered
 (banking)........................       5,200        899,781
Nestle S.A. Registered (food &
 household products)..............         900      1,621,574
Novartis AG Registered (health &
 personal care)...................         726      1,060,092
Roche Holdings AG Genusscheine
 (health & personal care).........         200      2,055,834
Schweizerische Rueckversicherungs
 Gesellschaft Registered
 (insurance)......................         400        761,610
UBS AG Registered (banking).......       5,084      1,517,416
Zurich Allied AG Registered
 (insurance)......................       1,000        568,635
                                                 ------------
                                                    8,484,942
                                                 ------------
UNITED KINGDOM (18.8%)
Abbey National PLC (banking)
 (b)..............................      33,338        625,876
Allied Zurich PLC (insurance)
 (b)..............................      21,703        272,827
Barclays PLC (banking) (b)........      33,031        961,148
Bass PLC (leisure & tourism)
 (b)..............................      86,203      1,250,786
BG PLC (utilities-
 electrical & gas) (b)............     120,167        733,996
Boots Co. PLC (merchandising)
 (b)..............................      39,404        468,016
BP Amoco PLC (energy sources)
 (b)..............................      91,340      1,637,037
British Airways PLC
 (transportation-airlines)........      96,104        663,139
British American Tobacco PLC
 (beverages & tobacco) (b)........      21,703        204,064
British Telecommunications PLC
 (telecommunications) (b).........     124,236      2,081,698
Cable & Wireless PLC
 (telecommunications) (b).........     116,658      1,486,728


  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

INTERNATIONAL EQUITY FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
June 30, 1999 (Unaudited)

COMMON STOCKS (CONTINUED)
                                      SHARES        VALUE
                                    ----------------------
UNITED KINGDOM (Continued)
CGU PLC (insurance) (b)...........      38,124   $    550,767
Diageo PLC (beverages &
 tobacco) (b).....................      79,623        831,498
EMI Group PLC (recreation & other
 consumer goods) (b)..............     116,840        937,446
General Electric Co. PLC
 (electrical & electronics) (b)...     100,912      1,029,163
Granada Group PLC
 (leisure & tourism) (b)..........      20,166        374,139
Great Universal Stores PLC (The)
 (merchandising) (b)..............      48,686        539,506
Imperial Chemical Industries PLC
 (chemicals) (b)..................     105,460      1,042,299
Kingfisher PLC
 (merchandising) (b)..............      43,556        501,196
Lloyds TSB Group PLC (banking)
 (b)..............................     100,858      1,367,243
Marks & Spencer PLC
 (merchandising) (b)..............      82,288        476,036
National Power PLC
 (utilities-electrical & gas)
 (b)..............................      28,450        207,186
National Westminster Bank PLC
 (banking)........................      40,180        851,862
Peninsular & Oriental Steam
 Navigation Co. Deferred Stock
 (The) (transportation-shipping)
 (b)..............................      22,626        339,711
Prudential Corp. PLC
 (insurance) (b)..................      47,209        695,038
Reed International PLC
 (broadcasting & publishing)
 (b)..............................      47,962        319,986
Rio Tinto PLC Registered
 (metals-nonferrous) (b)..........      34,448        577,482
Royal Bank of Scotland Group PLC
 (banking)........................      48,500        987,737
Sainsbury (J.) PLC
 (merchandising) (b)..............      56,459        355,984
Scottish Power PLC
 (utilities-electrical & gas)
 (b)..............................      47,860        413,419
SmithKline Beecham PLC
 (health & personal care).........     133,840      1,739,456
Unilever PLC (food & household
 products) (b)....................      92,102        819,540
Vodafone Group PLC
 (telecommunications) (b).........      49,265        970,701
                                                 ------------
                                                   26,312,710
                                                 ------------

                                      SHARES        VALUE
                                    ----------------------

UNITED STATES (0.3%)
Hellenic Telecommunications
 Organization S.A.
 (telecommunications).............      38,200   $    422,588
                                                 ------------
Total Common Stocks
 (Cost $110,949,736)..............                134,247,933
                                                 ------------

OPTIONS (0.1%)
                                     NOTIONAL
                                      AMOUNT
                                    ----------
UNITED STATES (0.1%)
U.S. Dollar Call/Euro Put Strike
 price E1.024
 Expire 8/31/99 (a)(e)............   6,700,000         74,779
                                                 ------------
Total Options
 (Cost $73,365)...................                     74,779
                                                 ------------
SHORT-TERM
INVESTMENT (1.8%)
                                    PRINCIPAL
                                      AMOUNT
                                    ----------
COMMERCIAL PAPER (1.8%)

UNITED STATES (1.8%)
Ford Motor Credit Corp.
 5.65%, due 7/1/99
 (financial services).............  $2,550,000      2,550,000
                                                 ------------
Total Short-Term Investment
 (Cost $2,550,000)................                  2,550,000
                                                 ------------
Total Investments
 (Cost $113,573,101) (c)..........        97.8%   136,872,712(d)
Cash and Other Assets,
 Less Liabilities.................         2.2      3,122,225
                                    ----------   ------------
Net Assets........................       100.0%  $139,994,937
                                    ==========   ============

------------
(a)  Non-income producing security.
(b) Segregated or partially segregated as collateral for foreign currency forward contracts.
(c)  The cost for Federal income tax purposes is $115,276,566.
(d) At June 30, 1999 net unrealized appreciation for securities was $21,596,146, based on cost for Federal income tax purposes. This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $26,045,547 and aggregate gross unrealized depreciation for all investments on which there was an excess of cost over market value of $4,449,401.
(e)  E - Euro.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                        MAINSTAY
                                                        INSTITUTIONAL FUNDS INC.

The table below sets forth the diversification of International Equity Fund investments by industry.
INDUSTRY DIVERSIFICATION

                                   VALUE        PERCENT+
                                ------------------------
Aerospace
  & Military Technology......   $    354,673       0.2%
Appliances & Household
  Durables...................      2,539,739       1.8
Automobiles..................      5,267,406       3.8
Banking......................     21,053,089      15.0
Beverages & Tobacco..........      2,144,818       1.5
Broadcasting & Publishing....        655,044       0.5
Building Materials &
  Components.................      3,393,008       2.4
Business & Public Services...      4,622,593       3.3
Chemicals....................      3,497,775       2.5
Construction & Housing.......        124,777       0.1
Data Processing &
  Reproduction...............        764,483       0.5
Electrical & Electronics.....      7,472,849       5.3
Electronic Components &
  Instruments................      2,087,304       1.5
Energy Sources...............      7,759,588       5.5
Financial Services...........      4,069,961       2.9
Food & Household Products....      4,571,841       3.3
Forest Products & Paper......      1,390,775       1.0
Health & Personal Care.......     11,236,278       8.0
Industrial Components........        764,878       0.5
Insurance....................     10,846,206       7.7
Leisure & Tourism............      1,624,926       1.2
Machinery & Engineering......        365,098       0.3
Merchandising................      6,934,352       5.0
Metals-Nonferrous............      2,053,367       1.5
Metals-Steel.................        474,033       0.3
Multi-Industry...............        660,949       0.5
Real Estate..................        384,695       0.3
Recreation & Other Consumer
  Goods......................      1,499,592       1.1
Telecommunications...........     19,342,259      13.8
Textile & Apparel............        225,343       0.2
Transportation-Airlines......        663,139       0.5
Transportation-Road & Rail...         89,849       0.1
Transportation-Shipping......        339,711       0.2
Utilities-Electrical & Gas...      7,523,535       5.4
                                ------------     ------
                                 136,797,933      97.7
Cash and Other Assets,
  Less Liabilities...........      3,197,004       2.3
                                ------------     ------
Net Assets...................   $139,994,937     100.0%
                                ============     ======

------------
+ Percentages indicated are based on Fund net assets.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

INTERNATIONAL EQUITY FUND

STATEMENT OF ASSETS AND LIABILITIES
As of June 30, 1999

ASSETS:
  Investment in securities, at value
    (identified cost $113,573,101).....   $  136,872,712
  Cash denominated in foreign
    currencies (identified cost
    $2,642,332)........................        2,638,222
  Cash.................................           81,153
  Receivables:
    Investment securities sold.........        1,991,109
    Fund shares sold...................          651,271
    Dividends and interest.............          641,063
  Unrealized appreciation on foreign
    currency forward contracts.........          871,586
  Unamortized organization expense.....            1,141
                                          --------------
        Total assets...................      143,748,257
                                          --------------
LIABILITIES:
  Payables:
    Investment securities purchased....        2,908,857
    MainStay Management................           97,011
    Custodian..........................            8,834
    Transfer agent.....................            2,109
  Accrued expenses.....................           51,849
  Unrealized depreciation on foreign
    currency forward contracts.........          684,660
                                          --------------
        Total liabilities..............        3,753,320
                                          --------------
  Net assets...........................   $  139,994,937
                                          ==============
COMPOSITION OF NET ASSETS:
  Capital stock (par value of $.001 per
    share)
    1 billion shares authorized
    Institutional Class................   $       11,536
    Institutional Service Class........               52
  Additional paid-in capital...........      113,361,759
  Accumulated distribution in excess of
    net investment income..............         (373,071)
  Accumulated undistributed net
    realized gain on investments.......        3,972,089
  Accumulated net realized loss on
    foreign currency transactions......         (410,642)
  Net unrealized appreciation on
    investments........................       23,299,611
  Net unrealized depreciation on
    translation of other assets and
    liabilities in foreign currencies
    and foreign currency forward
    contracts..........................          133,603
                                          --------------
  Net assets...........................   $  139,994,937
                                          ==============
Institutional Class
  Net assets applicable to outstanding
    shares.............................   $  139,370,529
                                          ==============
  Shares of capital stock
    outstanding........................       11,536,086
                                          ==============
  Net asset value per share
    outstanding........................   $        12.08
                                          ==============
Institutional Service Class
  Net assets applicable to outstanding
    shares.............................   $      624,408
                                          ==============
  Shares of capital stock
    outstanding........................           52,148
                                          ==============
  Net asset value per share
    outstanding........................   $        11.97
                                          ==============

STATEMENT OF OPERATIONS
For the six months ended June 30, 1999 (Unaudited)
INVESTMENT INCOME:
  Income:
    Dividends (a)......................   $    1,782,440
    Interest...........................           35,010
                                          --------------
        Total income...................        1,817,450
                                          --------------
  Expenses:
    Management.........................          594,967
    Custodian..........................           23,607
    Professional.......................           23,085
    Transfer agent.....................           13,634
    Registration.......................           11,898
    Shareholder communication..........            5,693
    Directors..........................            1,628
    Amortization of organization
      expense..........................            1,124
    Service............................              839
    Miscellaneous......................           17,248
                                          --------------
        Total expenses.................          693,723
                                          --------------
  Net investment income................        1,123,727
                                          --------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS AND FOREIGN CURRENCY
  TRANSACTIONS:
  Net realized gain (loss) from:
    Security transactions..............        7,489,517
    Option transactions................          (94,725)
    Foreign currency transactions......         (410,642)
                                          --------------
  Net realized gain on investments and
    foreign currency transactions......        6,984,150
                                          --------------
  Net change in unrealized appreciation
    (depreciation) on investments:
    Security transactions..............       (5,241,559)
    Translation of other assets and
      liabilities in foreign currencies
      and foreign currency forward
      contracts........................          430,395
                                          --------------
  Net unrealized loss on investments
    and foreign currency
    transactions.......................       (4,811,164)
                                          --------------
  Net realized and unrealized gain on
    investments and foreign currency
    transactions.......................        2,172,986
                                          --------------
  Net increase in net assets resulting
    from operations....................   $    3,296,713
                                          ==============

------------
(a) Dividends recorded net of foreign withholding taxes of $242,747.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                        MAINSTAY
                                                        INSTITUTIONAL FUNDS INC.

INTERNATIONAL EQUITY FUND
STATEMENT OF CHANGES IN NET ASSETS
For the six months ended June 30, 1999 (Unaudited) and the year ended December 31, 1998

                                                                  1999           1998
                                                              ------------   ------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income...................................  $  1,123,727   $  1,485,360
    Net realized gain on investments........................     7,489,517      3,455,663
    Net realized loss on option transactions................       (94,725)      (131,742)
    Net realized gain (loss) on foreign currency
     transactions...........................................      (410,642)       215,414
    Net change in unrealized appreciation on investments....    (5,241,559)    21,531,002
    Net change in unrealized appreciation (depreciation) on
     translation of other assets and liabilities in foreign
     currencies and foreign currency forward contracts......       430,395       (517,137)
                                                              ------------   ------------
    Net increase in net assets resulting from operations....     3,296,713     26,038,560
                                                              ------------   ------------
  Dividends and distributions to shareholders:
    From net investment income and net realized gain on
     foreign currency transactions:
      Institutional Class...................................            --     (2,785,467)
      Institutional Service Class...........................            --        (12,219)
    In excess of net investment income:
      Institutional Class...................................            --     (1,254,408)
      Institutional Service Class...........................            --         (5,503)
                                                              ------------   ------------
        Total dividends and distributions to shareholders...            --     (4,057,597)
                                                              ------------   ------------
  Capital share transactions:
    Net proceeds from sale of shares:
      Institutional Class...................................    11,667,493     40,302,257
      Institutional Service Class...........................        96,070         44,972
    Net asset value of shares issued to shareholders in
     reinvestment of dividends and distributions:
      Institutional Class...................................            --      4,039,873
      Institutional Service Class...........................            --         17,705
                                                              ------------   ------------
                                                                11,763,563     44,404,807
    Cost of shares redeemed:
      Institutional Class...................................   (16,208,093)   (39,356,137)
      Institutional Service Class...........................      (162,277)      (105,878)
                                                              ------------   ------------
      Increase (decrease) in net assets derived from capital
       share transactions...................................    (4,606,807)     4,942,792
                                                              ------------   ------------
      Net increase (decrease) in net assets.................    (1,310,094)    26,923,755
NET ASSETS:
  Beginning of period.......................................   141,305,031    114,381,276
                                                              ------------   ------------
  End of period.............................................  $139,994,937   $141,305,031
                                                              ============   ============
  Accumulated distribution in excess of net investment
    income at end of period.................................  $   (373,071)  $ (1,496,798)
                                                              ============   ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

INTERNATIONAL EQUITY FUND
FINANCIAL HIGHLIGHTS
(Selected per share data and ratios)

                                                                             INSTITUTIONAL                   INSTITUTIONAL
                                                             INSTITUTIONAL      SERVICE      INSTITUTIONAL      SERVICE
                                                                 CLASS           CLASS           CLASS           CLASS
                                                             -------------   -------------   -------------   -------------
                                                                   SIX MONTHS ENDED                   YEAR ENDED
                                                                    JUNE 30, 1999*                 DECEMBER 31, 1998
                                                             -----------------------------   -----------------------------
Net asset value at beginning of period.....................   $    11.81      $    11.72      $     9.93      $     9.85
                                                              ----------      ----------      ----------      ----------
Net investment income......................................         0.09            0.09            0.13            0.11
Net realized and unrealized gain (loss) on investments.....         0.18            0.16            2.12            2.11
Net realized and unrealized gain (loss) on foreign currency
  transactions.............................................         0.00(b)         0.00(b)        (0.03)          (0.03)
                                                              ----------      ----------      ----------      ----------
Total from investment operations...........................         0.27            0.25            2.22            2.19
                                                              ----------      ----------      ----------      ----------
Less dividends and distributions:
From net investment income and net realized gain on foreign
  currency transactions....................................           --              --           (0.24)          (0.22)
From net realized gain on investments......................           --              --              --              --
In excess of net investment income.........................           --              --           (0.10)          (0.10)
                                                              ----------      ----------      ----------      ----------
Total dividends and distributions..........................           --              --           (0.34)          (0.32)
                                                              ----------      ----------      ----------      ----------
Net asset value at end of period...........................   $    12.08      $    11.97      $    11.81      $    11.72
                                                              ==========      ==========      ==========      ==========
Total investment return....................................         2.29%(c)        2.13%(c)       22.41%          22.20%
Ratios (to average net assets)/Supplemental Data:
  Net investment income....................................         1.61%+          1.36%+          1.14%           0.89%
  Net expenses.............................................         0.99%+          1.24%+          1.00%           1.25%
  Expenses (before reimbursement)..........................         0.99%+          1.24%+          1.03%           1.28%
Portfolio turnover rate....................................           25%             25%             51%             51%
Net assets at end of period (in 000's).....................   $  139,371      $      624      $  140,630      $      675

------------
 *  Unaudited.
 +  Annualized.
(a) Commencement of operations.
(b) Less than one cent per share.
(c) Total return is not annualized.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                        MAINSTAY
                                                        INSTITUTIONAL FUNDS INC.

                     INSTITUTIONAL                   INSTITUTIONAL                   INSTITUTIONAL
     INSTITUTIONAL      SERVICE      INSTITUTIONAL      SERVICE      INSTITUTIONAL      SERVICE
         CLASS           CLASS           CLASS           CLASS           CLASS           CLASS
     -------------   -------------   -------------   -------------   -------------   -------------
                        YEAR ENDED DECEMBER 31                            JANUARY 1, 1995(a)
     -------------------------------------------------------------              THROUGH
                 1997                            1996                      DECEMBER 31, 1995
     -----------------------------   -----------------------------   -----------------------------
       $  10.63        $  10.58        $  10.35        $  10.33        $  10.00        $  10.00
       --------        --------        --------        --------        --------        --------
           1.14            1.11            0.64            0.62            0.36            0.35
          (0.10)          (0.10)           0.09            0.09            0.17            0.16
          (0.49)          (0.52)           0.51            0.48            0.18            0.17
       --------        --------        --------        --------        --------        --------
           0.55            0.49            1.24            1.19            0.71            0.68
       --------        --------        --------        --------        --------        --------
          (0.96)          (0.93)          (0.84)          (0.82)          (0.10)          (0.09)
          (0.29)          (0.29)          (0.12)          (0.12)          (0.26)          (0.26)
             --              --              --              --           (0.00)(b)       (0.00)(b)
       --------        --------        --------        --------        --------        --------
          (1.25)          (1.22)          (0.96)          (0.94)          (0.36)          (0.35)
       --------        --------        --------        --------        --------        --------
       $   9.93        $   9.85        $  10.63        $  10.58        $  10.35        $  10.33
       ========        ========        ========        ========        ========        ========
           5.44%           4.88%          12.09%          11.59%           7.17%           6.86%
           1.23%           0.98%           0.83%           0.58%           1.05%           0.80%
           1.00%           1.25%           1.00%           1.25%           1.00%           1.25%
           1.04%           1.29%           1.07%           1.32%           1.07%           1.32%
             37%             37%             23%             23%             26%             26%
       $113,774        $    607        $126,280        $    725        $ 96,714        $    213

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

ASSET MANAGER FUND (formerly known as the Multi-Asset Fund)
--------------------------------------------------------------------------------

A multitude of positive indicators combined to propel stocks of large U.S. companies higher during the six months ended June 30, 1999. This rise extended the remarkable bull market of the past several years as domestic economic growth continued to surge. News on the inflation front remained low key. Prices for oil, natural gas, lumber, and copper recovered during the reporting period, while agricultural commodity prices generally declined. Investors welcomed enhanced stability in global economies.

Within the overall bull market, there were changes among U.S. equity sectors. In many respects, the first quarter of 1999 was a continuation of recent history, with the majority of the equity market's performance concentrated in a handful of large-capitalization, growth-oriented stocks. During the second quarter of the year, the tide changed rather dramatically. The S&P 500 Index(1) continued to fare well, but as corporate earnings exceeded expectations, long out-of-favor value stocks saw a strong recovery. In the second quarter, smaller-capitalization U.S. stocks outperformed their larger-cap counterparts for the first time in seven quarters.

The first half of 1999 also saw some significant rotations in international equity markets. Performance in European markets pulled back, while Asian and Pacific Rim markets recovered strongly. Slowing domestic growth rates and a strong U.S. dollar vis-a-vis the euro hurt the previously strong European markets. In contrast, the previously weak Asian and Pacific Rim markets recovered from their earlier setbacks, primarily due to falling domestic interest rates, strong domestic consumption, and improving exports.

Overall, the U.S. bond markets showed weak performance during the first half of 1999, with the 10-year Treasury yield rising from 4.65% on December 31, 1998, to 5.92% on June 30, 1999. The major force affecting performance was the general trend toward higher interest rates. As a result of inflation concerns and growing consumer spending, the Federal Reserve Board moved to raise the targeted federal funds rate by 0.25% to 5.00% at the end of June.

PERFORMANCE OVERVIEW

For the six months ended June 30, 1999, the MainStay Institutional Asset Manager Fund (formerly the Institutional Multi-Asset Fund) returned 5.40% for Institutional Class shares and 5.28% for Service Class shares. Both share classes underperformed the average Lipper(2) flexible portfolio fund, which returned 6.24% for the six-month period.

The Fund began the year with strong relative returns, with Institutional and Service Class shares outperforming their average Lipper peer fund by approximately 1.90% and 1.83%, respectively, during the first quarter. In the second quarter, however, the Fund underperformed, primarily because of its underweighting in U.S. stocks and overweighting in U.S. bonds.

TACTICAL ASSET-ALLOCATION STRATEGY

The Fund's tactical asset-allocation model evaluates several fundamental and technical factors to determine its portfolio weightings in domestic and foreign equities, as well as U.S. bonds and cash--taking into consideration the risk, expected return, and correlation relationships for each asset class. During the first quarter, the Fund was overweighted in equities versus bonds. As the second quarter began, the model indicated that the U.S. equity market was rich relative to U.S. bonds. The resulting allocation shift had a negative impact on relative returns, as U.S. stock returns continued to rise and U.S. bond prices fell.

--------------------------------------------------------------------------------
(1) "S&P 500(R)" is a trademark of The McGraw-Hill Companies, Inc. The S&P 500 is an unmanaged index and is considered to be generally representative of the U.S. stock market. Results assume the reinvestment of all income and capital gain distributions. An investment cannot be made directly into an index.
(2) Lipper, Inc. is an independent monitor of mutual fund performance. Results do not reflect any deduction of sales charges and are based on total returns with capital gains and dividends reinvested.

Hong Kong and Japan were the best-performing equity markets for the first six months of the year, returning 36.58% and 21.26% in U.S.-dollar terms, respectively. This compares to a 12.39% S&P 500 Index return for the same period. The worst-performing sectors were equities in Germany, -10.73%, and France, -2.91%, and bonds in the United States, -1.38%, all in U.S.-dollar terms, with U.S. bonds measured by the Salomon Smith Barney Broad Investment Grade (BIG) Bond Index.(3)

LOOKING AHEAD

The U.S. economy has continued to stump those experts who argue that the equity market is due for a correction. Many investors had expected weak stock prices due to:

- uncertainty over how international financial turmoil would affect exports,

- the potential for a profit squeeze as companies face rising labor costs,

- a slowdown in capital spending as companies seek to control costs, and

- the overall burden of year-2000 readiness.

These factors could determine the near-term fate of U.S. stocks, despite a general consensus that the economy will continue to expand rapidly in the second half of 1999. While the Federal Reserve Board has carefully signaled its moves in recent months, the possibility of additional rate hikes cannot be ruled out.

Of course, it is important to note that the Fund's portfolio is primarily model driven, with relative-value analysis determining the asset allocation as well as specific security purchases and sales. For the near term, the most influential factor driving allocation for the Fund is the earnings yield on U.S. stocks. We believe this yield continues to suggest that the stock market is somewhat overpriced relative to other asset classes. As a result, the Fund is positioned with a comparatively low exposure to U.S. equities. Wherever the markets may move, the Fund will continue to seek to maximize total return, consistent with certain percentage constraints on amounts allocated to each asset class, from a combination of U.S. common stocks, fixed-income securities, and money-market investments.

Jefferson C. Boyce
Jonathan B. Swaney
Portfolio Managers
Monitor Capital Advisors, Inc.

--------------------------------------------------------------------------------
(3) The Salomon Smith Barney Broad Investment Grade (BIG) Bond Index is an unmanaged index that is considered representative of the U.S. bond market. An investment cannot be made directly into an index.
Past performance is no guarantee of future results.

                   $10,000 INVESTED IN MAINSTAY INSTITUTIONAL
                             ASSET MANAGER FUND VS
                     AVERAGE LIPPER FLEXIBLE PORTFOLIO FUND
                           INSTITUTIONAL CLASS SHARES
[Institutional Class Shares Graph]

                                                                                                AVERAGE LIPPER FLEXIBLE PORTFOLIO
                                                                    ASSET MANAGER FUND                        FUND
                                                                    ------------------          ---------------------------------
12/31/90                                                                 10000.00                           10000.00
3/31/91                                                                  10560.00                           11132.00
6/30/91                                                                  10650.00                           11154.00
9/30/91                                                                  11130.00                           11710.00
12/31/91                                                                 11790.00                           12542.00
3/31/92                                                                  11607.00                           12554.00
6/30/92                                                                  11912.00                           12572.00
9/30/92                                                                  12332.00                           12990.00
12/31/92                                                                 12626.00                           13559.00
3/31/93                                                                  13098.00                           14108.00
6/30/93                                                                  13244.00                           14321.00
9/30/93                                                                  13548.00                           14806.00
12/31/93                                                                 13736.00                           15027.00
3/31/94                                                                  13313.00                           14590.00
6/30/94                                                                  13289.00                           14444.00
9/30/94                                                                  13583.00                           14850.00
12/31/94                                                                 13618.00                           14710.00
3/31/95                                                                  14460.00                           15599.00
6/30/95                                                                  15379.00                           16758.00
9/30/95                                                                  16362.00                           17689.00
12/31/95                                                                 17269.00                           18363.00
3/31/96                                                                  18031.00                           18903.00
6/30/96                                                                  18676.00                           19380.00
9/30/96                                                                  18793.00                           19827.00
12/31/96                                                                 20061.00                           20842.00
3/31/97                                                                  20593.00                           20805.00
6/30/97                                                                  23422.00                           23002.00
9/30/97                                                                  24973.00                           24557.00
12/31/97                                                                 25415.00                           24689.00
3/31/98                                                                  28105.00                           26798.00
6/30/98                                                                  28911.00                           27122.00
9/30/98                                                                  27231.00                           24993.00
12/31/98                                                                 30830.00                           28115.00
6/30/99                                                                  32496.00                           29854.00

THESE GRAPHS ASSUME A $10,000 INVESTMENT MADE ON 1/2/91.

                   $10,000 INVESTED IN MAINSTAY INSTITUTIONAL
                             ASSET MANAGER FUND VS
                     AVERAGE LIPPER FLEXIBLE PORTFOLIO FUND
                              SERVICE CLASS SHARES
[Service Class Shares Graph]

                                                                    SERVICE CLASS SHARES             AVG. FLEX PORT FD INDEX
                                                                    --------------------             -----------------------
12/31/90                                                                  10000.00                           10000.00
3/31/91                                                                   10560.00                           11132.00
6/30/91                                                                   10650.00                           11154.00
9/30/91                                                                   11130.00                           11710.00
12/31/91                                                                  11790.00                           12542.00
3/31/92                                                                   11607.00                           12554.00
6/30/92                                                                   11912.00                           12572.00
9/30/92                                                                   12332.00                           12990.00
12/31/92                                                                  12626.00                           13559.00
3/31/93                                                                   13098.00                           14108.00
6/30/93                                                                   13244.00                           14321.00
9/30/93                                                                   13548.00                           14806.00
12/31/93                                                                  13736.00                           15027.00
3/31/94                                                                   13313.00                           14590.00
6/30/94                                                                   13289.00                           14444.00
9/30/94                                                                   13583.00                           14850.00
12/31/94                                                                  13618.00                           14710.00
3/31/95                                                                   14473.00                           15599.00
6/30/95                                                                   15379.00                           16758.00
9/30/95                                                                   16349.00                           17689.00
12/31/95                                                                  17254.00                           18363.00
3/31/96                                                                   18000.00                           18903.00
6/30/96                                                                   18629.00                           19380.00
9/30/96                                                                   18732.00                           19827.00
12/31/96                                                                  19995.00                           20842.00
3/31/97                                                                   20511.00                           20805.00
6/30/97                                                                   23315.00                           23002.00
9/30/97                                                                   24831.00                           24557.00
12/31/97                                                                  25255.00                           24689.00
3/31/98                                                                   27915.00                           26798.00
6/30/98                                                                   28682.00                           27122.00
9/30/98                                                                   27011.00                           24993.00
12/31/98                                                                  30558.00                           28115.00
6/30/99                                                                   32172.00                           29854.00

                                                     TOTAL RETURN*            SEC AVERAGE ANNUAL TOTAL RETURN*
                 PERFORMANCE                      AS OF JUNE 30, 1999               AS OF JUNE 30, 1999
------------------------------------------------------------------------------------------------------------------
                                                     YEAR TO DATE        ONE YEAR    FIVE YEAR    SINCE INCEPTION
------------------------------------------------------------------------------------------------------------------
Asset Manager Fund Institutional Class(++)               5.40%            12.40%      19.58%          14.87%
Asset Manager Fund Service Class(++)                     5.28%            12.17%      19.34%          14.73%
Average Lipper Flexible Portfolio Fund                   6.24%            10.46%      16.25%          14.62%

YEAR-BY-YEAR PERFORMANCE
--------------------------------------------------------------------------------

                           INSTITUTIONAL CLASS SHARES
[PERFORMANCE CHART]

                          1991         1992         1993         1994         1995         1996         1997         1998
                         ------       ------       ------       ------       ------       ------       ------       ------

                         17.90         7.09         8.79        -0.86        26.81        16.16        26.69        21.31

                        1999 AS
                           OF
                        6/30/99
                        -------
                          5.40

--------------------------------------------------------------------------------
* Total return reflects the annual return on an investment including appreciation and dividends or interest. Total returns shown herein include the change in share price and reinvestment of capital gain distributions and dividends, and, for the Service Class shares, include the service fee of .25% on an annualized basis of the average daily net asset value of the Service Class shares.

+ Performance figures for the Service Class, first offered to the public on 1/1/95, include the historical performance of the Institutional Class from the Fund's inception (1/2/91) up to 12/31/94. Performance figures for these two Classes after this date will vary based on differences in their expense structures.

  PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. DUE TO CURRENT MARKET VOLATILITY, PERFORMANCE MAY BE LESS THAN SHOWN. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT UPON REDEMPTION, SHARES MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

  The Institutional Class shares and the Service Class shares are sold with no sales charge or contingent deferred sales charge. The Service Class shares, first offered 1/1/95, are subject to an annual shareholder service fee of .25%.

++ Effective 5/1/99, the Multi-Asset Fund was renamed the Asset Manager Fund.

                                                        MAINSTAY
                                                        INSTITUTIONAL FUNDS INC.

ASSET MANAGER FUND
PORTFOLIO OF INVESTMENTS
June 30, 1999 (Unaudited)


LONG-TERM BONDS (25.1%)+
CORPORATE BONDS (13.4%)
                                    PRINCIPAL
                                     AMOUNT         VALUE
                                   -----------------------
AUTOMOBILES (0.2%)
Daimler-Benz North America Corp.
 Series A
 7.375%, due 9/15/06.............  $ 1,000,000   $  1,031,250
                                                 ------------
BANKS--MONEY CENTER (0.3%)
First Union Corp.
 8.77%, due 11/15/04.............    1,000,000      1,010,000
Morgan (J.P.) & Co., Inc.
 8.50%, due 8/15/03..............      500,000        533,750
                                                 ------------
                                                    1,543,750
                                                 ------------
BANKS--REGIONAL (0.5%)
National Bank of Canada
 Series B
 8.125%, due 8/15/04 (d).........    2,850,000      3,017,438
                                                 ------------
BEVERAGES--ALCOHOLIC (0.4%)
Bass North America Inc.
 6.625%, due 3/1/03..............    2,250,000      2,250,000
                                                 ------------
BROADCAST/MEDIA (0.2%)
Cox Communications Inc.
 6.50%, due 11/15/02.............    1,000,000        992,500
                                                 ------------
CHEMICALS (0.1%)
Rhone-Poulenc S.A.
 7.75%, due 1/15/02 (d)..........      350,000        357,875
                                                 ------------
COMMUNICATIONS--EQUIPMENT
MANUFACTURERS (0.5%)
Nortel Networks Corp.
 6.875%, due 10/1/02 (d).........    3,000,000      3,048,750
                                                 ------------
CONTAINERS--METAL & GLASS (0.9%)
Crown Cork & Seal Finance PLC
 7.00%, due 12/15/06 (d).........    5,000,000      4,906,250
                                                 ------------
ELECTRIC POWER COMPANIES (3.1%)
Arkansas Power & Light Co.
 6.00%, due 10/1/03..............    3,000,000      2,910,000
Citizens Utilities Co.
 7.45%, due 1/15/04..............    1,000,000      1,027,500
Florida Power & Light Co.
 6.875%, due 4/1/04..............      500,000        511,875
Houston Lighting & Power Co.
 Series C
 6.50%, due 4/21/03..............    8,500,000      8,500,000
Philadelphia Electric Co.
 5.625%, due 11/1/01.............    1,000,000        982,500
Wisconsin Electric Power Co.
 7.70%, due 12/15/27.............    3,000,000      2,996,250
                                                 ------------
                                                   16,928,125
                                                 ------------

                                    PRINCIPAL
                                     AMOUNT         VALUE
                                   -----------------------
FINANCE (0.3%)
Ford Motor Credit Co.
 7.00%, due 9/25/01..............  $ 1,600,000   $  1,622,000
                                                 ------------
FINANCIAL--MISCELLANEOUS (2.3%)
Ambac Financial Group Inc.
 9.375%, due 8/1/11..............    1,000,000      1,202,500
MBIA Inc.
 7.15%, due 7/15/27..............    6,900,000      6,701,625
Morgan Stanley Group Inc.
 7.50%, due 2/1/24...............    5,000,000      4,800,000
                                                 ------------
                                                   12,704,125
                                                 ------------
INSURANCE--PROPERTY & CASUALTY (1.4%)
American Re Corp.
 Series B
 7.45%, due 12/15/26.............    7,920,000      7,999,200
                                                 ------------
INVESTMENT BANK/BROKERAGE (0.2%)
Bear Stearns Cos., Inc. (The)
 6.625%, due 1/15/04.............      500,000        495,000
PaineWebber Group, Inc.
 7.75%, due 9/1/02...............      400,000        408,500
                                                 ------------
                                                      903,500
                                                 ------------
OIL & GAS--EQUIPMENT & SERVICES (0.2%)
Petroleum Geo-Services ASA
 6.625%, due 3/30/08 (d).........    1,000,000        952,500
                                                 ------------
OIL--INTEGRATED DOMESTIC (0.1%)
Occidental Petroleum Corp.
 10.125%, due 11/15/01...........      500,000        535,625
                                                 ------------
OIL--INTEGRATED INTERNATIONAL (1.5%)
Imperial Oil Ltd.
 8.30%, due 8/20/01 (d)..........    6,000,000      6,247,500
Societe Nationale Elf Aquitaine
 8.00%, due 10/15/01 (d).........    2,000,000      2,075,000
                                                 ------------
                                                    8,322,500
                                                 ------------
PAPER & FOREST PRODUCTS (0.1%)
Georgia-Pacific Corp.
 9.125%, due 7/1/22..............      500,000        526,875
                                                 ------------
TELEPHONE (1.1%)
GTE South Inc.
 Series C
 6.00%, due 2/15/08..............    1,300,000      1,227,275
New York Telephone Co.
 6.125%, due 1/15/10.............    5,000,000      4,756,310
                                                 ------------
                                                    5,983,585
                                                 ------------
Total Corporate Bonds
 (Cost $79,782,502)..............                  73,625,848
                                                 ------------


-------
+  Percentages indicated are based on Fund net assets.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

ASSET MANAGER FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
June 30, 1999 (Unaudited)

U.S. GOVERNMENT &
FEDERAL AGENCIES (11.7%)
                                     PRINCIPAL
                                        AMOUNT          VALUE
                                   -----------------------
FEDERAL HOME LOAN MORTGAGE CORPORATION GOLD
 (MORTGAGE PASS-THROUGH SECURITIES) (0.6%)
 6.00%, due 1/1/26-1/1/28........  $ 1,013,785   $    954,854
 7.00%, due 3/1/26-10/1/26.......      654,002        647,664
 7.50%, due 7/1/11-9/1/11........      522,296        530,783
 7.75%, due 10/1/07..............      416,850        428,701
 8.00%, due 10/1/11-11/1/11......      472,268        486,436
                                                 ------------
                                                    3,048,438
                                                 ------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION
 (MORTGAGE PASS-THROUGH SECURITIES) (0.6%)
 6.50%, due 11/1/03..............      603,446        597,411
 7.00%, due 10/1/03-6/1/26.......      903,076        897,749
 7.50%, due 7/1/11-10/1/11.......      437,220        444,050
 8.00%, due 7/1/09-11/1/11.......      795,554        819,421
 8.50%, due 6/1/26-10/1/26.......      168,221        175,527
 9.00%, due 6/1/26-9/1/26........      332,018        351,626
                                                 ------------
                                                    3,285,784
                                                 ------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION I
 (MORTGAGE PASS-THROUGH SECURITIES) (0.4%)
 7.00%, due 7/15/11-10/15/11.....      742,992        747,636
 7.50%, due 3/15/26-6/15/26......      614,411        620,555
 8.00%, due 8/15/26-10/15/26.....      487,657        500,912
 8.50%, due 11/15/26.............      263,792        275,992
 9.00%, due 4/15/25-11/15/26.....      316,819        336,224
                                                 ------------
                                                    2,481,319
                                                 ------------
RESOLUTION FUNDING CORP. (0.2%)
 (zero coupon), due 10/15/10.....    2,600,000      1,285,180
                                                 ------------
UNITED STATES TREASURY BONDS (1.1%)
 6.125%, due 11/15/27............    1,500,000      1,489,920
 6.25%, due 8/15/23..............    1,000,000      1,004,240
 8.125%, due 5/15/21.............    1,000,000      1,214,330
 10.625%, due 8/15/15............    1,000,000      1,437,110
 11.875%, due 11/15/03...........      700,000        858,277
                                                 ------------
                                                    6,003,877
                                                 ------------
UNITED STATES TREASURY NOTES (8.8%)
 4.75%, due 11/15/08.............   10,000,000      9,174,100
 5.625%, due 12/31/02............    8,500,000      8,469,400
 5.75%, due 8/15/03..............    2,300,000      2,294,204
 6.875%, due 3/31/00.............   23,000,000     23,283,360
 7.00%, due 7/15/06..............    2,100,000      2,223,900
 7.50%, due 11/15/01-5/15/02.....    2,000,000      2,088,960
 7.875%, due 11/15/99............    1,000,000      1,010,310
                                                 ------------
                                                   48,544,234
                                                 ------------
Total U.S. Government & Federal
 Agencies
 (Cost $64,776,231)..............                  64,648,832(f)
                                                 ------------
Total Long-Term Bonds
 (Cost $144,558,733).............                 138,274,680
                                                 ------------

COMMON STOCKS (30.1%)
                                     SHARES         VALUE
                                   -----------------------
AEROSPACE/DEFENSE (0.4%)
Boeing Co. (The).................       14,368   $    634,886
General Dynamics Corp. ..........        1,936        132,616
Goodrich (B.F.) Co. .............        1,123         47,727
Lockheed Martin Corp. ...........        5,808        216,348
Northrop Grumman Corp. ..........        1,051         69,694
Raytheon Co. Class B.............        5,079        357,434
Rockwell International Corp. ....        2,846        172,894
United Technologies Corp. .......        7,093        508,479
                                                 ------------
                                                    2,140,078
                                                 ------------
AIRLINES (0.1%)
AMR Corp. (a)....................        2,263        154,450
Delta Air Lines, Inc. ...........        2,024        116,633
Southwest Airlines Co. ..........        4,981        155,034
US Airways Group, Inc. (a).......        1,126         49,051
                                                 ------------
                                                      475,168
                                                 ------------
ALUMINUM (0.1%)
Alcan Aluminum Ltd. .............        3,301        105,426
Alcoa Inc. ......................        5,447        337,033
Reynolds Metals Co. .............          940         55,460
                                                 ------------
                                                      497,919
                                                 ------------
AUTO PARTS & EQUIPMENT (0.1%)
Cooper Tire & Rubber Co. ........        1,088         25,704
Delphi Automotive Systems
 Corp. ..........................        8,278        153,660
Genuine Parts Co. ...............        2,609         91,315
Goodyear Tire & Rubber Co.
 (The)...........................        2,254        132,563
                                                 ------------
                                                      403,242
                                                 ------------
AUTOMOBILES (0.3%)
Ford Motor Co. ..................       17,907      1,010,626
General Motors Corp. ............        9,639        636,174
                                                 ------------
                                                    1,646,800
                                                 ------------
BANKS--MAJOR REGIONAL (1.3%)
AmSouth Bancorp..................        2,642         61,261
Bank of New York Co., Inc.
 (The)...........................       11,268        413,395
Bank One Corp. ..................       17,444      1,039,008
BankBoston Corp. ................        4,416        225,768
BB&T Corp. ......................        4,618        169,423
Comerica Inc. ...................        2,353        139,856
Fifth Third Bancorp..............        3,916        260,659
Firstar Corp. ...................        9,770        273,560
Fleet Financial Group, Inc. .....        8,441        374,569
Huntington Bancshares Inc. ......        3,134        109,690
KeyCorp..........................        6,580        211,382
Mellon Bank Corp. ...............        7,729        281,142
Mercantile Bancorp., Inc. .......        2,330        133,101
National City Corp. .............        4,663        305,427
Northern Trust Corp. ............        1,684        163,348
PNC Bank Corp. ..................        4,482        258,275
Regions Financial Corp. .........        3,328        127,920
Republic New York Corp. .........        1,586        108,145
SouthTrust Corp. ................        2,413         92,599
State Street Corp. ..............        2,342        199,948
Summit Bancorp...................        2,582        107,960
SunTrust Banks, Inc. ............        4,707        326,842

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                        MAINSTAY
                                                        INSTITUTIONAL FUNDS INC.

COMMON STOCKS (CONTINUED)
                                     SHARES         VALUE
                                   -----------------------
BANKS--MAJOR REGIONAL (Continued)
Synovus Financial Corp. .........        3,979   $     79,083
Union Planters Corp. ............        2,099         93,799
U.S. Bancorp.....................       10,754        365,636
Wachovia Corp. ..................        3,116        266,613
Wells Fargo Co. .................       24,385      1,042,459
                                                 ------------
                                                    7,230,868
                                                 ------------
BANKS--MONEY CENTER (0.7%)
Bank of America Corp. ...........       25,695      1,883,765
Chase Manhattan Corp. (The)......       12,453      1,078,741
First Union Corp. ...............       14,311        672,617
Morgan (J.P.) & Co., Inc. .......        2,639        370,779
                                                 ------------
                                                    4,005,902
                                                 ------------
BANKS--SAVINGS & LOANS (0.1%)
Golden West Financial Corp. .....          829         81,242
Washington Mutual, Inc. .........        8,745        309,354
                                                 ------------
                                                      390,596
                                                 ------------
BEVERAGES--ALCOHOLIC (0.1%)
Anheuser-Busch Cos., Inc. .......        7,013        497,485
Brown-Forman Corp.
 Class B.........................        1,064         69,359
Coors (Adolph) Co.
 Class B.........................          533         26,383
                                                 ------------
                                                      593,227
                                                 ------------
BEVERAGES--SOFT DRINKS (0.6%)
Coca-Cola Co. (The)..............       36,381      2,273,813
Coca-Cola Enterprises Inc. ......        6,293        193,510
PepsiCo, Inc. ...................       21,470        830,621
                                                 ------------
                                                    3,297,944
                                                 ------------
BROADCAST/MEDIA (0.3%)
CBS Corp. .......................       10,475        455,008
Clear Channel Communications,
 Inc. (a)........................        4,783        329,728
Comcast Corp. Special Class A....       10,959        421,237
MediaOne Group Inc. (a)..........        9,074        674,879
                                                 ------------
                                                    1,880,852
                                                 ------------
BUILDING MATERIALS (0.1%)
Masco Corp. .....................        4,992        144,144
Owens Corning....................          850         29,219
Sherwin-Williams Co. (The).......        2,587         71,789
                                                 ------------
                                                      245,152
                                                 ------------
CHEMICALS (0.5%)
Air Products & Chemicals,
 Inc. ...........................        3,375        135,844
Dow Chemical Co. (The)...........        3,342        424,016
Du Pont (E.I.) De Nemours &
 Co. ............................       16,605      1,134,329
Eastman Chemical Co. ............        1,230         63,653
Hercules Inc. ...................        1,439         56,571
Monsanto Co. ....................        9,221        363,653
Praxair, Inc. ...................        2,368        115,884
Rohm & Haas Co. .................        3,128        134,095
Union Carbide Corp. .............        1,950         95,063
                                                 ------------
                                                    2,523,108
                                                 ------------

                                     SHARES         VALUE
                                   -----------------------

CHEMICALS--DIVERSIFIED (0.1%)
Avery Dennison Corp. ............        1,752   $    105,777
Engelhard Corp. .................        1,849         41,834
FMC Corp. (a)....................          478         32,653
PPG Industries, Inc. ............        2,605        153,858
                                                 ------------
                                                      334,122
                                                 ------------
CHEMICALS--SPECIALTY (0.0%) (b)
Grace (W.R.) & Co. (a)...........        1,054         19,367
Great Lakes Chemical Corp. ......          870         40,074
Nalco Chemical Co. ..............        1,085         56,284
Sigma-Aldrich Corp. .............        1,456         50,141
                                                 ------------
                                                      165,866
                                                 ------------
COMMUNICATIONS--EQUIPMENT
MANUFACTURERS (1.4%)
Andrew Corp. (a).................        1,218         23,066
Cabletron Systems, Inc. (a)......        2,751         35,763
Cisco Systems, Inc. (a)..........       46,754      3,006,867
General Instrument Corp. (a).....        2,590        110,075
Lucent Technologies Inc. ........       44,708      3,015,019
Network Appliance, Inc. (a)......          634         35,425
Nortel Networks Corp. ...........        9,832        853,541
Scientific-Atlanta, Inc. ........        1,118         40,248
Tellabs, Inc. (a)................        5,812        392,673
3Com Corp. (a)...................        5,255        140,243
                                                 ------------
                                                    7,652,920
                                                 ------------
COMPUTER SOFTWARE & SERVICES (2.2%)
Adobe Systems Inc. ..............          885         72,708
America Online Inc. (a)..........       16,087      1,777,614
Autodesk, Inc. ..................          836         24,714
Automatic Data Processing,
 Inc. ...........................        9,103        400,532
BMC Software, Inc. (a)...........        3,466        187,164
Ceridian Corp. (a)...............        2,112         69,036
Computer Associates
 International, Inc. ............        7,907        434,885
Computer Sciences Corp. (a)......        2,386        165,081
Compuware Corp. (a)..............        5,450        173,378
Electronic Data Systems Corp. ...        7,272        411,323
Equifax Inc. ....................        2,099         74,908
First Data Corp. ................        6,363        311,389
Microsoft Corp. (a)..............       75,359      6,796,440
Novell, Inc. (a).................        4,988        132,182
Oracle Corp. (a).................       21,251        788,943
Parametric Technology Corp.
 (a).............................        3,948         54,779
Paychex, Inc. ...................        3,649        116,312
PeopleSoft, Inc. (a).............        3,552         61,272
Shared Medical Systems Corp. ....          416         27,144
                                                 ------------
                                                   12,079,804
                                                 ------------
COMPUTER SYSTEMS (1.7%)
Apple Computer, Inc. (a).........        2,300        106,519
Compaq Computer Corp. ...........       25,127        595,196
Data General Corp. (a)...........          791         11,519
Dell Computer Corp. (a)..........       37,484      1,386,908
EMC Corp. (a)....................       14,931        821,205
Gateway Inc. (a).................        2,330        137,470
Hewlett-Packard Co. .............       14,956      1,503,078


  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

ASSET MANAGER FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
June 30, 1999 (Unaudited)

COMMON STOCKS (CONTINUED)
                                     SHARES         VALUE
                                   -----------------------
COMPUTER SYSTEMS (Continued)
International Business Machines
 Corp. ..........................       26,830   $  3,467,778
Seagate Technology, Inc. (a).....        3,288         84,255
Silicon Graphics, Inc. (a).......        2,801         45,866
Sun Microsystems, Inc. (a).......       11,400        785,175
Unisys Corp. (a).................        4,015        156,334
                                                 ------------
                                                    9,101,303
                                                 ------------
CONGLOMERATES (0.1%)
Tenneco Inc. ....................        2,470         58,971
Textron Inc. ....................        2,232        183,722
                                                 ------------
                                                      242,693
                                                 ------------
CONTAINERS--METAL & GLASS (0.0%) (b)
Ball Corp. ......................          434         18,336
Crown Cork & Seal Co., Inc. .....        1,758         50,103
Owens-Illinois, Inc. (a).........        2,349         76,783
                                                 ------------
                                                      145,222
                                                 ------------
CONTAINERS--PAPER (0.0%) (b)
Bemis Co., Inc. .................          821         32,635
Temple-Inland Inc. ..............          811         55,351
                                                 ------------
                                                       87,986
                                                 ------------
COSMETICS/PERSONAL CARE (0.2%)
Alberto-Culver Co. Class B.......          815         21,699
Avon Products, Inc. .............        3,839        213,065
Gillette Co. (The)...............       16,442        674,122
International Flavors &
 Fragrances Inc. ................        1,613         71,577
                                                 ------------
                                                      980,463
                                                 ------------
ELECTRIC POWER COMPANIES (0.6%)
Ameren Corp. ....................        2,005         76,942
American Electric Power Co.,
 Inc. ...........................        2,842        106,753
Carolina Power & Light Co. ......        2,239         95,857
Central & South West Corp. ......        3,173         74,169
Cinergy Corp. ...................        2,388         76,416
CMS Energy Corp. ................        1,729         72,402
Consolidated Edison, Inc. .......        3,320        150,230
Constellation Energy Group.......        2,163         64,079
Dominion Resources, Inc. ........        2,835        122,791
DTE Energy Co. ..................        2,146         85,840
Duke Energy Corp. ...............        5,370        291,994
Edison International.............        5,197        139,020
Entergy Corp. ...................        3,622        113,188
FirstEnergy Corp. ...............        3,420        106,020
Florida Progress Corp. ..........        1,474         60,895
FPL Group, Inc. .................        2,802        153,059
GPU, Inc. .......................        1,931         81,464
New Century Energies Inc. .......        1,614         62,643
Niagara Mohawk Holdings Inc.
 (a).............................        2,758         44,300
Northern States Power Co. .......        2,187         52,898
PacifiCorp.......................        4,366         80,225
PECO Energy Co. .................        2,796        117,607
PG&E Corp. ......................        5,668        184,210
PP&L Resources, Inc. ............        2,283         70,202
Public Service Enterprise Group
 Inc. ...........................        3,325        135,909
Reliant Energy, Inc. ............        4,415        121,964

                                     SHARES         VALUE
                                   -----------------------

ELECTRIC POWER COMPANIES (Continued)
Southern Co. (The)...............       10,354   $    274,381
Texas Utilities Co. .............        4,185        172,631
Unicom Corp. ....................        3,246        125,174
                                                 ------------
                                                    3,313,263
                                                 ------------
ELECTRICAL EQUIPMENT (1.2%)
Cooper Industries, Inc. .........        1,534         79,768
Emerson Electric Co. ............        6,416        403,406
General Electric Co. ............       48,268      5,454,284
Grainger (W.W.), Inc. ...........        1,511         81,311
Honeywell Inc. ..................        1,873        217,034
Raychem Corp. ...................        1,202         44,474
Solectron Corp. (a)..............        3,716        247,811
Thomas & Betts Corp. ............          723         34,162
                                                 ------------
                                                    6,562,250
                                                 ------------
ELECTRONICS--DEFENSE (0.0%) (b)
EG&G, Inc. ......................          638         22,729
                                                 ------------
ELECTRONICS--INSTRUMENTATION (0.0%) (b)
PE Corp.-PE Biosystems Group.....          740         84,915
Tektronix, Inc. .................          654         19,743
                                                 ------------
                                                      104,658
                                                 ------------
ELECTRONICS--SEMICONDUCTORS (1.0%)
Advanced Micro Devices, Inc.
 (a).............................        2,123         38,347
Applied Materials, Inc. (a)......        5,485        405,204
Intel Corp. .....................       48,930      2,911,335
KLA-Tencor Corp. (a).............        1,238         80,315
LSI Logic Corp. (a)..............        2,134         98,431
Micron Technology, Inc. (a)......        3,714        149,720
Motorola, Inc. ..................        8,910        844,223
National Semiconductor Corp.
 (a).............................        2,478         62,724
Texas Instruments Inc. ..........        5,773        837,085
                                                 ------------
                                                    5,427,384
                                                 ------------
ENGINEERING & CONSTRUCTION (0.0%) (b)
Fluor Corp. .....................        1,081         43,781
Foster Wheeler Corp. ............          567          8,009
                                                 ------------
                                                       51,790
                                                 ------------
ENTERTAINMENT (0.6%)
King World Productions, Inc.
 (a).............................        1,039         36,170
Seagram Co. Ltd. ................        6,333        319,025
Time Warner Inc. ................       17,586      1,266,192
Viacom Inc. Class B (a)..........       10,197        448,668
Walt Disney Co. (The)............       30,414        937,131
                                                 ------------
                                                    3,007,186
                                                 ------------
FINANCIAL--MISCELLANEOUS (1.4%)
AFLAC Inc. ......................        3,882        185,851
American Express Co. ............        6,671        868,064
American General Corp. ..........        3,753        282,882
Associates First Capital Corp.
 Class A.........................       10,740        475,916
Citigroup Inc. ..................       49,654      2,358,565
Fannie Mae.......................       15,136      1,034,924
Franklin Resources Inc. .........        3,689        149,866
Freddie Mac......................       10,286        596,588

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                        MAINSTAY
                                                        INSTITUTIONAL FUNDS INC.

                  COMMON STOCKS (CONTINUED)
                                     SHARES         VALUE
                                   -----------------------
FINANCIAL--MISCELLANEOUS (Continued)
MBIA Inc. .......................        1,394   $     90,262
MBNA Corp. ......................       11,847        362,814
Morgan Stanley Dean Witter &
 Co. ............................        8,534        874,735
SLM Holding Corp. ...............        2,510        114,989
Transamerica Corp. ..............        1,832        137,400
                                                 ------------
                                                    7,532,856
                                                 ------------
FOOD (0.5%)
Bestfoods........................        4,085        202,208
Campbell Soup Co. ...............        6,477        290,655
ConAgra, Inc. ...................        7,207        191,886
General Mills, Inc. .............        2,274        182,773
Heinz (H.J.) Co. ................        5,327        267,016
Hershey Foods Corp. .............        2,112        125,400
Kellogg Co. .....................        5,950        196,350
Nabisco Group Holdings Corp. ....        4,798         93,861
Quaker Oats Co. (The)............        1,979        131,356
Ralston-Ralston Purina Group.....        4,848        147,561
Sara Lee Corp. ..................       13,292        301,562
Unilever N.V. ...................        8,473        590,992
Wrigley (Wm.) Jr. Co. ...........        1,700        153,000
                                                 ------------
                                                    2,874,620
                                                 ------------
FOOD & HEALTH CARE DISTRIBUTORS (0.1%)
Cardinal Health, Inc. ...........        4,017        257,590
McKesson HBOC, Inc. .............        4,112        132,098
SUPERVALU Inc. ..................        1,807         46,417
SYSCO Corp. .....................        4,843        144,382
                                                 ------------
                                                      580,487
                                                 ------------
GOLD & PRECIOUS METALS MINING (0.0%) (b)
Barrick Gold Corp. ..............        5,753        111,464
Battle Mountain Gold Co. (a).....        3,346          8,156
Homestake Mining Co. ............        3,839         31,432
Newmont Mining Corp. ............        2,508         49,847
Placer Dome Inc. ................        4,779         56,452
                                                 ------------
                                                      257,351
                                                 ------------
HARDWARE & TOOLS (0.0%) (b)
Black & Decker Corp. (The).......        1,317         83,136
Snap-on Inc. ....................          824         29,819
Stanley Works (The)..............        1,345         43,292
                                                 ------------
                                                      156,247
                                                 ------------
HEALTH CARE--DIVERSIFIED (1.0%)
Abbott Laboratories..............       22,419      1,020,065
Allergan, Inc. ..................          940        104,340
American Home Products Corp. ....       19,409      1,116,018
Bristol-Myers Squibb Co. ........       29,291      2,063,185
Johnson & Johnson................       19,881      1,948,338
Mallinckrodt Inc. ...............        1,070         38,921
Warner-Lambert Co. ..............       12,582        872,876
                                                 ------------
                                                    7,163,743
                                                 ------------
HEALTH CARE--DRUGS (1.4%)
Lilly (Eli) & Co. ...............       16,214      1,161,328
Merck & Co., Inc. ...............       34,780      2,573,720
Pfizer Inc. .....................       19,070      2,092,933
Pharmacia & Upjohn, Inc. ........        7,502        426,207

                                     SHARES         VALUE
                                   -----------------------

HEALTH CARE--DRUGS (Continued)
Schering-Plough Corp. ...........       21,660   $  1,147,980
Watson Pharmaceuticals, Inc.
 (a).............................        1,379         48,351
                                                 ------------
                                                    7,450,519
                                                 ------------
HEALTH CARE--HMOs (0.1%)
Aetna Inc. ......................        2,167        193,811
Humana Inc. (a)..................        2,518         32,577
United Healthcare Corp. .........        2,511        157,251
Wellpoint Health Networks Inc.
 (a).............................        1,044         88,610
                                                 ------------
                                                      472,249
                                                 ------------
HEALTH CARE--HOSPITAL MANAGEMENT (0.1%)
Columbia/HCA Healthcare Corp. ...        8,344        190,348
Tenet Healthcare Corp. (a).......        4,564         84,719
                                                 ------------
                                                      275,067
                                                 ------------
HEALTH CARE--MEDICAL PRODUCTS (0.3%)
Bard (C.R.), Inc. ...............          736         35,190
Bausch & Lomb Inc. ..............          726         55,539
Baxter International Inc. .......        4,301        260,748
Becton, Dickinson & Co. .........        3,741        112,230
Biomet, Inc. ....................        1,669         66,343
Boston Scientific Corp. (a)......        5,766        253,344
Guidant Corp. (a)................        4,413        226,994
Medtronic, Inc. .................        8,679        675,877
St. Jude Medical, Inc. (a).......        1,198         42,679
                                                 ------------
                                                    1,728,944
                                                 ------------
HEALTH CARE--MISCELLANEOUS (0.1%)
ALZA Corp. (a)...................        1,506         76,618
Amgen Inc. (a)...................        7,484        455,589
HCR Manor Care, Inc. (a).........        1,596         38,603
HEALTHSOUTH Corp. (a)............        6,194         92,523
                                                 ------------
                                                      663,333
                                                 ------------
HEAVY DUTY TRUCKS & PARTS (0.1%)
Cummins Engine Co., Inc. ........          575         32,847
Dana Corp. ......................        2,442        112,485
Eaton Corp. .....................        1,015         93,380
ITT Industries, Inc. ............        1,250         47,656
Navistar International Corp.
 (a).............................          962         48,100
PACCAR Inc. .....................        1,140         60,848
                                                 ------------
                                                      395,316
                                                 ------------
HOMEBUILDING (0.0%) (b)
Centex Corp. ....................          847         31,815
Kaufman & Broad Home Corp. ......          734         18,258
Pulte Corp. .....................          598         13,829
                                                 ------------
                                                       63,902
                                                 ------------
HOTEL/MOTEL (0.1%)
Carnival Corp. ..................        9,082        440,477
Harrah's Entertainment, Inc.
 (a).............................        1,859         40,898
Hilton Hotels Corp. .............        3,792         53,799
Marriott International, Inc.
 Class A.........................        3,640        136,045
                                                 ------------
                                                      671,219
                                                 ------------


  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

ASSET MANAGER FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
June 30, 1999 (Unaudited)

COMMON STOCKS (CONTINUED)
                                     SHARES         VALUE
                                   -----------------------
HOUSEHOLD--FURNISHINGS & APPLIANCES (0.0%) (b)
Armstrong World Industries,
 Inc. ...........................          567   $     32,780
Maytag Corp. ....................        1,322         92,127
Whirlpool Corp. .................        1,092         80,808
                                                 ------------
                                                      205,715
                                                 ------------
HOUSEHOLD PRODUCTS (0.5%)
Clorox Co. (The).................        1,740        185,854
Colgate-Palmolive Co. ...........        4,273        421,959
Fort James Corp. ................        3,271        123,889
Kimberly-Clark Corp. ............        7,846        447,222
Procter & Gamble Co. (The).......       19,659      1,754,566
                                                 ------------
                                                    2,933,490
                                                 ------------
HOUSEWARES (0.1%)
Fortune Brands, Inc. ............        2,423        100,252
Newell Rubbermaid Inc. ..........        4,215        195,998
Tupperware Corp. ................          837         21,344
                                                 ------------
                                                      317,594
                                                 ------------
INSURANCE BROKERS (0.1%)
Aon Corp. .......................        3,777        155,801
Marsh & McLennan Cos., Inc. .....        3,815        288,033
                                                 ------------
                                                      443,834
                                                 ------------
INSURANCE--LIFE (0.1%)
Conseco, Inc. ...................        4,765        145,035
Jefferson-Pilot Corp. ...........        1,565        103,583
Lincoln National Corp. ..........        2,963        155,002
Provident Cos., Inc. ............        2,024         80,960
Torchmark Corp. .................        1,920         65,520
UNUM Corp. ......................        2,042        111,800
                                                 ------------
                                                      661,900
                                                 ------------
INSURANCE--MULTI-LINE (0.5%)
American International Group,
 Inc. ...........................       18,155      2,125,270
CIGNA Corp. .....................        3,041        270,649
Hartford Financial Services
 Group, Inc. (The)...............        3,378        196,980
                                                 ------------
                                                    2,592,899
                                                 ------------
INSURANCE--PROPERTY & CASUALTY (0.2%)
Allstate Corp. (The).............       11,936        428,204
Chubb Corp. (The)................        2,497        173,542
Cincinnati Financial Corp........        2,429         91,239
Loews Corp.......................        1,618        128,024
MGIC Investment Corp.............        1,672         78,375
Progressive Corp. (The)..........        1,120        162,400
SAFECO Corp......................        2,127         93,854
St. Paul Cos., Inc. (The)........        3,328        105,872
                                                 ------------
                                                    1,261,510
                                                 ------------
INVESTMENT BANK/BROKERAGE (0.3%)
Bear Stearns Cos., Inc. (The)....        1,731         80,924
Lehman Brothers Holdings Inc.....        1,774        110,432
Merrill Lynch & Co., Inc.........        5,474        437,578
Paine Webber Group Inc...........        2,162        101,074
Schwab (Charles) Corp. (The).....        6,045        664,194
                                                 ------------
                                                    1,394,202
                                                 ------------

                                     SHARES         VALUE
                                   -----------------------

LEISURE TIME (0.0%) (b)
Brunswick Corp...................        1,314   $     36,628
Mirage Resorts, Inc. (a).........        2,934         49,145
                                                 ------------
                                                       85,773
                                                 ------------
MACHINE TOOLS (0.0%) (b)
Milacron Inc.....................          589         10,897
                                                 ------------
MACHINERY--DIVERSIFIED (0.1%)
Briggs & Stratton Corp...........          308         17,787
Case Corp........................        1,073         51,638
Caterpillar Inc..................        5,244        314,640
Deere & Co.......................        3,408        135,042
Ingersoll-Rand Co................        2,407        155,552
NACCO Industries, Inc. Class A...           82          6,027
Thermo Electron Corp. (a)........        2,355         47,247
Timken Co. (The).................          885         17,258
                                                 ------------
                                                      745,191
                                                 ------------
MANUFACTURED HOUSING (0.0%) (b)
Fleetwood Enterprises, Inc.......          533         14,091
                                                 ------------
MANUFACTURING--DIVERSIFIED (0.5%)
AlliedSignal Inc.................        8,172        514,836
Crane Co.........................          968         30,432
Danaher Corp.....................        1,943        112,937
Dover Corp.......................        3,131        119,761
Illinois Tool Works Inc..........        3,726        305,532
Johnson Controls, Inc............        1,230         85,254
Millipore Corp...................          663         26,893
Pall Corp........................        1,874         41,579
Parker-Hannifin Corp.............        1,635         74,801
Sealed Air Corp. (a).............        1,228         79,667
Tyco International Ltd...........       12,113      1,147,707
                                                 ------------
                                                    2,539,399
                                                 ------------
METALS--MINING (0.0%) (b)
ASARCO Inc.......................          635         11,946
Cyprus Amax Minerals Co..........        1,345         20,427
Freeport-McMoRan Copper & Gold
 Inc. Class B (a)................        2,469         44,288
Inco Ltd. (a)....................        2,866         51,588
Phelps Dodge Corp................          829         51,346
                                                 ------------
                                                      179,595
                                                 ------------
MISCELLANEOUS (0.4%)
AES Corp. (The) (a)..............        2,777        161,413
American Greetings Corp. Class
 A...............................        1,083         32,625
Archer-Daniels-Midland Co........        8,733        134,816
Corning Inc......................        3,573        250,557
Harcourt General, Inc............          977         50,377
Harris Corp......................        1,157         45,340
Jostens, Inc.....................          589         12,406
Minnesota Mining & Manufacturing
 Co..............................        5,958        517,974
Nextel Communications, Inc.
 Class A (a).....................        4,385        220,072
Pioneer Hi-Bred International,
 Inc.............................        3,509        136,632

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                        MAINSTAY
                                                        INSTITUTIONAL FUNDS INC.

COMMON STOCKS (CONTINUED)
                                     SHARES         VALUE
                                   -----------------------
MISCELLANEOUS (Continued)
Sprint Corp. (PCS Group) (a).....        6,539   $    373,540
TRW, Inc.........................        1,798         98,665
                                                 ------------
                                                    2,034,417
                                                 ------------
NATURAL GAS DISTRIBUTORS & PIPELINES (0.2%)
Coastal Corp. (The)..............        3,167        126,680
Columbia Energy Group............        1,176         73,721
Consolidated Natural Gas Co......        1,375         83,531
Eastern Enterprises..............          366         14,549
Enron Corp.......................        5,264        430,332
NICOR Inc........................          695         26,453
ONEOK, Inc.......................          475         15,081
Peoples Energy Corp..............          512         19,296
Sempra Energy....................        3,553         80,387
Sonat, Inc.......................        1,604         53,133
Williams Cos., Inc. (The)........        6,358        270,612
                                                 ------------
                                                    1,193,775
                                                 ------------
OFFICE EQUIPMENT & SUPPLIES (0.2%)
Pitney Bowes Inc.................        4,005        257,321
Xerox Corp.......................        9,732        574,796
                                                 ------------
                                                      832,117
                                                 ------------
OIL & GAS DRILLING (0.0%) (b)
Helmerich & Payne, Inc. .........          735         17,502
Rowan Cos., Inc. (a).............        1,367         25,204
                                                 ------------
                                                       42,706
                                                 ------------
OIL & GAS--EQUIPMENT & SERVICES (0.2%)
Baker Hughes Inc. ...............        4,791        160,499
Halliburton Co. .................        6,462        292,406
McDermott International, Inc. ...          824         23,278
Schlumberger Ltd. ...............        8,095        515,550
                                                 ------------
                                                      991,733
                                                 ------------
OIL & GAS--EXPLORATION & PRODUCTION (0.1%)
Anadarko Petroleum Corp. ........        1,811         66,667
Apache Corp. ....................        1,603         62,517
Burlington Resources Inc. .......        2,595        112,234
Union Pacific Resources Group,
 Inc. ...........................        3,746         61,107
Unocal Corp. ....................        3,528        139,797
                                                 ------------
                                                      442,322
                                                 ------------
OIL--INTEGRATED DOMESTIC (0.2%)
Amerada Hess Corp. ..............        1,365         81,218
Ashland Inc. ....................        1,059         42,492
Atlantic Richfield Co. ..........        4,847        405,027
Kerr-McGee Corp. ................        1,248         62,634
Occidental Petroleum Corp. ......        5,136        108,498
Phillips Petroleum Co. ..........        3,760        189,175
Sunoco Inc. .....................        1,400         42,263
USX-Marathon Group...............        4,524        147,313
                                                 ------------
                                                    1,078,620
                                                 ------------
OIL--INTEGRATED INTERNATIONAL (1.3%)
Chevron Corp. ...................        9,709        924,175
Exxon Corp. .....................       35,789      2,760,227
Mobil Corp. .....................       11,579      1,146,321

                                     SHARES         VALUE
                                   -----------------------

OIL--INTEGRATED INTERNATIONAL (Continued)
Royal Dutch Petroleum Co. ADR
 (e).............................       31,614   $  1,904,744
Texaco Inc. .....................        7,873        492,063
                                                 ------------
                                                    7,227,530
                                                 ------------
PAPER & FOREST PRODUCTS (0.2%)
Boise Cascade Corp. .............          808         34,744
Champion International Corp. ....        1,392         66,642
Georgia-Pacific Group............        2,543        120,475
International Paper Co. .........        6,022        304,111
Louisiana-Pacific Corp. .........        1,554         36,908
Mead Corp. (The).................        1,538         64,212
Potlatch Corp. ..................          449         19,728
Westvaco Corp. ..................        1,429         41,441
Weyerhaeuser Co. ................        2,896        199,100
Willamette Industries, Inc. .....        1,606         73,976
                                                 ------------
                                                      961,337
                                                 ------------
PERSONAL LOANS (0.2%)
Capital One Financial Corp. .....        2,972        165,503
Countrywide Credit Industries,
 Inc. ...........................        1,687         72,119
Household International, Inc. ...        7,051        334,041
Providian Financial Corp. .......        2,108        197,098
                                                 ------------
                                                      768,761
                                                 ------------
PHOTOGRAPHY/IMAGING (0.1%)
Eastman Kodak Co. ...............        4,786        324,252
IKON Office Solutions, Inc. .....        2,188         32,820
Polaroid Corp. ..................          696         19,227
                                                 ------------
                                                      376,299
                                                 ------------
POLLUTION CONTROL (0.1%)
Browning-Ferris Industries,
 Inc. ...........................        2,344        100,792
Waste Management, Inc. ..........        9,033        485,524
                                                 ------------
                                                      586,316
                                                 ------------
PUBLISHING (0.0%) (b)
McGraw-Hill Cos., Inc. (The).....        2,911        157,012
Meredith Corp. ..................          762         26,384
                                                 ------------
                                                      183,396
                                                 ------------
PUBLISHING--NEWSPAPER (0.1%)
Dow Jones & Co., Inc. ...........        1,371         72,749
Gannett Co., Inc. ...............        4,092        292,067
Knight-Ridder, Inc. .............        1,189         65,321
New York Times Co. (The)
 Class A.........................        2,638         97,111
Times Mirror Co. (The) Class A...        1,079         63,931
Tribune Co. .....................        1,775        154,647
                                                 ------------
                                                      745,826
                                                 ------------
RAILROADS (0.2%)
Burlington Northern Santa Fe
 Corp. ..........................        6,979        216,349
CSX Corp. .......................        3,183        144,230
Kansas City Southern Industries,
 Inc. ...........................        1,645        104,972
Norfolk Southern Corp. ..........        5,648        170,146
Union Pacific Corp. .............        3,671        214,065
                                                 ------------
                                                      849,762
                                                 ------------


  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

ASSET MANAGER FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
June 30, 1999 (Unaudited)

COMMON STOCKS (CONTINUED)
                                     SHARES         VALUE
                                   -----------------------
RESTAURANTS (0.2%)
Darden Restaurants, Inc. ........        2,053   $     44,781
McDonald's Corp. ................       19,907        822,408
Tricon Global Restaurants, Inc.
 (a).............................        2,280        123,405
Wendy's International, Inc. .....        1,942         54,983
                                                 ------------
                                                    1,045,577
                                                 ------------
RETAIL STORES--APPAREL (0.2%)
Gap, Inc. (The)..................       12,636        636,513
Limited, Inc. (The)..............        3,191        144,792
TJX Cos., Inc. (The).............        4,764        158,701
                                                 ------------
                                                      940,006
                                                 ------------
RETAIL STORES--DEPARTMENT (0.2%)
Dillard's, Inc. Class A..........        1,633         57,359
Federated Department Stores, Inc.
 (a).............................        3,080        163,048
Kohl's Corp. (a).................        2,397        185,018
May Department Stores Co.
 (The)...........................        4,950        202,331
Nordstrom, Inc. .................        2,113         70,786
Penney (J.C.) Co., Inc. .........        3,873        188,083
                                                 ------------
                                                      866,625
                                                 ------------
RETAIL STORES--DRUGS (0.1%)
Longs Drug Stores Corp. .........          612         21,152
Rite Aid Corp. ..................        3,845         94,683
Walgreen Co. ....................       14,679        431,196
                                                 ------------
                                                      547,031
                                                 ------------
RETAIL STORES--FOOD (0.2%)
Albertson's, Inc. ...............        6,150        317,116
Great Atlantic & Pacific Tea Co.,
 Inc. (The)......................          601         20,321
Kroger Co. (The) (a).............       12,178        340,223
Safeway Inc. (a).................        7,337        363,182
Winn-Dixie Stores, Inc. .........        2,166         80,007
                                                 ------------
                                                    1,120,849
                                                 ------------
RETAIL STORES--GENERAL MERCHANDISE (0.7%)
Dayton Hudson Corp. .............        6,421        417,365
Kmart Corp. (a)..................        7,295        119,912
Sears, Roebuck & Co. ............        5,650        251,778
Wal-Mart Stores, Inc. ...........       65,687      3,169,398
                                                 ------------
                                                    3,958,453
                                                 ------------
RETAIL STORES--SPECIALTY (0.6%)
AutoZone, Inc. (a)...............        2,183         65,763
Best Buy Co., Inc. (a)...........        2,100        141,750
Circuit City Stores-Circuit City
 Group...........................        1,447        134,571
Consolidated Stores Corp. (a)....        1,627         43,929
Costco Cos., Inc. (a)............        3,246        259,883
CVS Corp. .......................        5,718        292,333
Dollar General Corp. ............        3,326         96,454
Home Depot, Inc. (The)...........       21,892      1,410,666
Lowe's Cos., Inc. ...............        5,483        310,818
Office Depot, Inc. (a)...........        4,935        108,878
Pep Boys-Manny, Moe & Jack
 (The)...........................          767         16,586
Staples Inc. (a).................        6,876        212,726

                                     SHARES         VALUE
                                   -----------------------

RETAIL STORES--SPECIALTY (Continued)
Tandy Corp. .....................        2,956   $    144,475
Toys "R" Us, Inc. (a)............        3,707         76,689
                                                 ------------
                                                    3,315,521
                                                 ------------
SHOES (0.1%)
NIKE, Inc. Class B...............        4,140        262,114
Reebok International Ltd. (a)....          825         15,366
                                                 ------------
                                                      277,480
                                                 ------------
SPECIALIZED SERVICES (0.2%)
Block (H&R), Inc. ...............        1,412         70,600
Cendant Corp. (a)................       11,339        232,450
Dun & Bradstreet Corp. (The).....        2,467         87,424
Ecolab Inc. .....................        1,871         81,622
IMS Health Inc. .................        4,711        147,219
Interpublic Group of Cos., Inc.
 (The)...........................        1,960        169,785
Laidlaw Inc. ....................        4,909         36,204
National Service Industries,
 Inc. ...........................          569         20,484
Omnicom Group Inc. ..............        2,659        212,720
Service Corp. International......        4,038         77,732
                                                 ------------
                                                    1,136,240
                                                 ------------
SPECIALTY PRINTING (0.0%) (b)
Deluxe Corp. ....................        1,116         43,454
Donnelley (R.R.) & Sons Co. .....        1,899         70,382
                                                 ------------
                                                      113,836
                                                 ------------
STEEL (0.0%) (b)
Allegheny Teledyne Inc. .........        2,952         66,789
Bethlehem Steel Corp. (a)........        1,963         15,091
Nucor Corp. .....................        1,344         63,756
USX-U.S. Steel Group.............        1,349         36,423
Worthington Industries, Inc. ....        1,396         22,947
                                                 ------------
                                                      205,006
                                                 ------------
TELECOMMUNICATIONS--LONG DISTANCE (1.0%)
AT&T Corp. ......................       46,969      2,621,457
MCI WorldCom, Inc. (a)...........       27,478      2,369,978
Sprint Corp. (FON Group).........       12,759        673,835
                                                 ------------
                                                    5,665,270
                                                 ------------
TELEPHONE (1.4%)
ALLTEL Corp. ....................        4,091        292,507
Ameritech Corp. .................       16,267      1,195,625
Bell Atlantic Corp. .............       22,962      1,501,141
BellSouth Corp. .................       27,923      1,308,891
CenturyTel, Inc. ................        2,078         82,601
Frontier Corp. ..................        2,556        150,804
GTE Corp. .......................       14,341      1,085,434
SBC Communications Inc. .........       29,023      1,683,334
US West Inc. ....................        7,474        439,098
                                                 ------------
                                                    7,739,435
                                                 ------------
TEXTILES--APPAREL MANUFACTURERS (0.0%) (b)
Fruit of the Loom Ltd. (a).......        1,033         10,072
Liz Claiborne, Inc. .............          900         32,850
Russell Corp. ...................          554         10,803

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                        MAINSTAY
                                                        INSTITUTIONAL FUNDS INC.

COMMON STOCKS (CONTINUED)
                                     SHARES         VALUE
                                   -----------------------
TEXTILES--APPAREL MANUFACTURERS (Continued)
Springs Industries, Inc. Class
 A...............................          220   $      9,598
V.F. Corp. ......................        1,784         76,266
                                                 ------------
                                                      139,589
                                                 ------------
TOBACCO (0.3%)
Philip Morris Cos. Inc. .........       35,613      1,431,197
UST Inc. ........................        2,629         76,898
                                                 ------------
                                                    1,508,095
                                                 ------------
TOYS (0.0%) (b)
Hasbro, Inc. ....................        2,977         83,170
Mattel, Inc. ....................        6,183        163,463
                                                 ------------
                                                      246,633
                                                 ------------
TRANSPORTATION--MISCELLANEOUS (0.0%) (b)
FDX Corp. (a)....................        4,370        237,073
Ryder System, Inc. ..............        1,010         26,260
                                                 ------------
                                                      263,333
                                                 ------------
Total Common Stocks
 (Cost $101,577,638).............                 165,686,334(g)
                                                 ------------

SHORT-TERM
INVESTMENTS (44.2%)
                                    PRINCIPAL
                                     AMOUNT
                                   -----------
COMMERCIAL PAPER (40.4%)
Aetna Services Inc.
 5.08%, due 7/9/99 (c)...........  $ 8,450,000      8,440,450
 5.12%, due 8/2/99 (c)...........   25,000,000     24,886,093
Avnet Inc.
 5.80%, due 7/1/99 (c)...........   16,400,000     16,400,000
Bancomer S.A.
 5.08%, due 7/9/99 (c)...........    2,800,000      2,796,834
Cooperative Association of
 Tractor Dealers Inc.
 5.10%, due 7/27/99 (c)..........    2,000,000      1,992,625
Hitachi Credit America Corp.
 5.15%, due 8/6/99 (c)...........    4,275,000      4,252,955
Homeside Lending Inc.
 5.07%, due 8/2/99 (c)...........   25,000,000     24,887,206
Jefferson Smurfit Finance Corp.
 5.10%, due 7/2/99 (c)...........    5,000,000      4,999,291
Mattel Inc.
 5.15%, due 7/22/99 (c)..........   24,300,000     24,226,905
Minebea CP Inc.
 5.10%, due 7/22/99 (c)..........   25,000,000     24,925,541
 5.20%, due 7/6/99 (c)...........    5,800,000      5,795,807
Mitsubishi International Corp.
 5.85%, due 7/1/99 (c)...........    8,800,000      8,800,000
Oyster Creek Fuel Corp.
 5.10%, due 7/16/99 (c)..........    9,000,000      8,980,853
 5.45%, due 7/6/99 (c)...........      300,000        299,773
Republic Industries Funding Corp.
 5.09%, due 8/2/99 (c)...........   12,000,000     11,945,637
 5.12%, due 8/20/99 (c)..........    1,000,000        992,881

                                    PRINCIPAL
                                     AMOUNT         VALUE
                                   -----------------------

COMMERCIAL PAPER (Continued)
7-Eleven Inc.
 5.10%, due 7/28/99 (c)..........  $15,000,000   $ 14,942,560
Southland Corp.
 5.12%, due 8/16/99 (c)..........      350,000        347,708
TMI-1 Fuel Corp.
 5.10%, due 7/12/99 (c)..........   15,301,000     15,277,129
Toys "R" Us, Inc.
 5.10%, due 7/15/99 (c)..........    6,100,000      6,087,888
Yorkshire Building Society
 4.84%, due 7/19/99 (c)..........   11,150,000     11,122,864
                                                 ------------
Total Commercial Paper
 (Cost $222,401,000).............                 222,401,000
                                                 ------------
U.S. GOVERNMENT (3.8%)
United States Treasury Bills
 4.56%, due 9/16/99 (c)..........   14,500,000     14,358,000
 4.56%, due 9/23/99 (c)..........    7,000,000      6,925,081
                                                 ------------
Total U.S. Government
 (Cost $21,283,081)..............                  21,283,081
                                                 ------------
Total Short-Term Investments
 (Cost $243,684,081).............                 243,684,081
                                                 ------------
Total Investments
 (Cost $489,820,452) (h).........         99.4%   547,645,095(i)
Cash and Other Assets, Less
 Liabilities.....................          0.6      3,261,035
                                    ----------     ----------
Net Assets.......................        100.0%  $550,906,130
                                    ==========   ============

FUTURES CONTRACTS (0.3%)
                                             UNREALIZED
                              CONTRACTS     APPRECIATION/
                                LONG      (DEPRECIATION)(j)
                              ----------------------------
AUSTRALIA (0.1%)
Australian All Ordinaries
 Index September 1999.......     334         $   375,686
HONG KONG (0.0%) (b)
Hong Kong Hang Seng Index
 July 1999..................     123            (128,412)
UNITED KINGDOM (0.0%) (b)
Great Britian FTSE 100 Index
 September 1999.............     261              80,020
UNITED STATES (0.2%)
Standard & Poor's 500
 September 1999.............      38             512,620
United States Treasury Bond
 September 1999 (30 Year)...     216             (10,785)


  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

ASSET MANAGER FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
June 30, 1999 (Unaudited)

FUTURES CONTRACTS (CONTINUED)
                                             UNREALIZED
                              CONTRACTS     APPRECIATION/
                                LONG      (DEPRECIATION)(j)
                              ----------------------------
UNITED STATES (Continued)
United States Treasury Note
 September 1999 (5 Year)....     507         $   338,054
 September 1999 (10 Year)...     356             234,877
                                             -----------
Total Futures Contracts
 (Settlement Value
 $186,316,201)..............                 $ 1,402,060
                                             ===========

------------
(a)  Non-income producing security.
(b)  Less than one tenth of a percent.
(c)  Segregated as collateral for futures contracts.
(d)  Yankee bond.
(e)  ADR--American Depository Receipt.
(f) The combined market value of U.S. Government and Federal Agencies Investments and settlement value of U.S. Treasury futures contracts represents 33.5% of net assets.
(g) The combined market value of common stocks and settlement value of Standard & Poor's 500 Index futures contracts represents 32.5% of net assets.
(h)  The cost for Federal income tax purposes is $489,913,309.
(i) At June 30, 1999, net unrealized appreciation was $57,731,786, based on cost for Federal income tax purposes. This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $67,165,030 and aggregate gross unrealized depreciation for all investments on which there was an excess of cost over market value of $9,433,244.
(j) Represents the difference between the value of the contracts at the time they were opened and the value at June 30, 1999.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                        MAINSTAY
                                                        INSTITUTIONAL FUNDS INC.

ASSET MANAGER FUND

STATEMENT OF ASSETS AND LIABILITIES
As of June 30, 1999

ASSETS:
  Investment in securities, at value
    (identified cost 489,820,452)........   $547,645,095
  Cash...................................         31,429
  Receivables:
    Investment securities sold...........     25,937,778
    Dividends and interest...............      2,588,711
    Fund shares sold.....................         80,122
  Variation margin receivable on futures
    contracts............................        600,847
                                            ------------
        Total assets.....................    576,883,982
                                            ------------
LIABILITIES:
  Payables:
    Investment securities purchased......     25,472,287
    MainStay Management..................        290,171
    Fund shares redeemed.................         62,269
    Custodian............................         47,469
    Transfer agent.......................         28,838
  Accrued expenses.......................         76,818
                                            ------------
        Total liabilities................     25,977,852
                                            ------------
  Net assets.............................   $550,906,130
                                            ============
COMPOSITION OF NET ASSETS:
  Capital stock (par value of $.001 per
    share) 1 billion shares authorized
    Institutional Class..................   $     32,328
    Institutional Service Class..........          1,698
  Additional paid-in capital.............    410,468,675
  Accumulated undistributed net
    investment income....................      9,064,674
  Accumulated undistributed net realized
    gain on investments..................     72,804,017
  Net unrealized appreciation on
    investments..........................     59,226,703
  Net unrealized depreciation on foreign
    currency transactions................       (691,965)
                                            ------------
  Net assets.............................   $550,906,130
                                            ============
Institutional Class
  Net assets applicable to outstanding
    shares...............................   $523,492,077
                                            ============
  Shares of capital stock outstanding....     32,327,798
                                            ============
  Net asset value per share
    outstanding..........................   $      16.19
                                            ============
Institutional Service Class
  Net assets applicable to outstanding
    shares...............................   $ 27,414,053
                                            ============
  Shares of capital stock outstanding....      1,698,334
                                            ============
  Net asset value per share
    outstanding..........................   $      16.14
                                            ============

STATEMENT OF OPERATIONS
For the six months ended June 30, 1999 (Unaudited)
INVESTMENT INCOME:
  Income:
    Dividends (a)........................   $  1,217,146
    Interest.............................      9,782,967
                                            ------------
        Total income.....................     11,000,113
                                            ------------
  Expenses:
    Management...........................      1,740,797
    Transfer agent.......................        193,383
    Custodian............................         59,235
    Professional.........................         34,999
    Service..............................         31,282
    Shareholder communication............         24,119
    Registration.........................         17,625
    Directors............................          5,958
    Miscellaneous........................         16,782
                                            ------------
        Total expenses...................      2,124,180
                                            ------------
  Net investment income..................      8,875,933
                                            ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND
  FOREIGN CURRENCY TRANSACTIONS:
  Net realized gain from:
    Security transactions................     11,977,042
    Futures transactions.................      8,297,896
    Foreign currency transactions........         56,427
                                            ------------
  Net realized gain on investments and
    foreign currency transactions........     20,331,365
                                            ------------
  Net change in unrealized appreciation
    on investments:
    Security transactions................     (1,239,006)
    Futures transactions.................      1,829,544
    Foreign currency transactions........     (1,182,040)
                                            ------------
  Net unrealized loss on investments and
    foreign currency transactions........       (591,502)
                                            ------------
  Net realized and unrealized gain on
    investments and foreign currency
    transactions.........................     19,739,863
                                            ------------
  Net increase in net assets resulting
    from operations......................   $ 28,615,796
                                            ============

------------
(a) Dividends recorded net of foreign withholding taxes of $24,694.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

ASSET MANAGER FUND
STATEMENT OF CHANGES IN NET ASSETS
For the six months ended June 30, 1999, (Unaudited) and the year ended December 31, 1998

                                                                   1999             1998
                                                              --------------   --------------
INCREASE IN NET ASSETS:
  Operations:
    Net investment income...................................  $    8,875,933   $   12,613,417
    Net realized gain on investments........................      20,274,938       89,352,468
    Net realized gain on foreign currency transactions......          56,427          161,741
    Net change in unrealized appreciation on investments....         590,538      (11,474,027)
    Net change in unrealized appreciation on foreign
     currency transactions..................................      (1,182,040)         472,784
                                                              --------------   --------------
    Net increase in net assets resulting from operations....      28,615,796       91,126,383
                                                              --------------   --------------
  Dividends and distributions to shareholders:
    From net investment income:
      Institutional Class...................................              --      (12,168,160)
      Institutional Service Class...........................              --         (369,777)
    From net realized gain on investments:
      Institutional Class...................................              --      (61,223,905)
      Institutional Service Class...........................              --       (2,048,254)
                                                              --------------   --------------
        Total dividends and distributions to shareholders...              --      (75,810,096)
                                                              --------------   --------------
  Capital share transactions:
    Net proceeds from sale of shares:
      Institutional Class...................................      30,147,703       62,917,440
      Institutional Service Class...........................      11,044,618        6,958,317
    Net asset value of shares issued to shareholders in
     reinvestment of dividends and distributions:
      Institutional Class...................................              --       73,392,054
      Institutional Service Class...........................              --        2,416,225
                                                              --------------   --------------
                                                                  41,192,321      145,684,036
    Cost of shares redeemed:
      Institutional Class...................................     (34,348,850)     (65,656,399)
      Institutional Service Class...........................      (1,854,930)      (2,755,471)
                                                              --------------   --------------
      Increase in net assets derived from capital share
       transactions.........................................       4,988,541       77,272,166
                                                              --------------   --------------
      Net increase in net assets............................      33,604,337       92,588,453
NET ASSETS:
  Beginning of period.......................................     517,301,793      424,713,340
                                                              --------------   --------------
  End of period.............................................  $  550,906,130   $  517,301,793
                                                              ==============   ==============
  Accumulated undistributed net investment income at end of
    period..................................................  $    9,064,674   $      188,741
                                                              ==============   ==============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

ASSET MANAGER FUND
FINANCIAL HIGHLIGHTS
(Selected per share data and ratios)

                                                                             INSTITUTIONAL                   INSTITUTIONAL
                                                             INSTITUTIONAL      SERVICE      INSTITUTIONAL      SERVICE
                                                                 CLASS           CLASS           CLASS           CLASS
                                                             -------------   -------------   -------------   -------------
                                                                   SIX MONTHS ENDED                   YEAR ENDED
                                                                    JUNE 30, 1999*                 DECEMBER 31, 1998
                                                             -----------------------------   -----------------------------
Net asset value at beginning of period.....................   $    15.36      $    15.33      $    14.83      $    14.81
                                                              ----------      ----------      ----------      ----------
Net investment income......................................         0.26            0.23            0.43            0.39
Net realized and unrealized gain (loss) on investments.....         0.60            0.61            2.70            2.69
Net realized and unrealized gain (loss) on foreign currency
  transactions.............................................        (0.03)          (0.03)           0.02            0.02
                                                              ----------      ----------      ----------      ----------
Total from investment operations...........................         0.83            0.81            3.15            3.10
                                                              ----------      ----------      ----------      ----------
Less dividends and distributions:
From net investment income.................................           --              --           (0.43)          (0.39)
From net realized gain on investments......................           --              --           (2.19)          (2.19)
In excess of net realized gain on investments..............           --              --              --              --
                                                              ----------      ----------      ----------      ----------
Total dividends and distributions..........................           --              --           (2.62)          (2.58)
                                                              ----------      ----------      ----------      ----------
Net asset value at end of period...........................   $    16.19      $    16.14      $    15.36      $    15.33
                                                              ==========      ==========      ==========      ==========
Total investment return....................................         5.40%(b)        5.28%(b)       21.31%          21.00%
Ratios (to average net assets)/Supplemental Data:
  Net investment income....................................         3.33%+          3.08%+          2.64%           2.39%
  Net expenses.............................................         0.78%+          1.03%+          0.80%           1.05%
  Expenses (before reimbursement)..........................         0.78%+          1.03%+          0.80%           1.05%
Portfolio turnover rate....................................            4%              4%             55%             55%
Net assets at end of period (in 000's).....................   $  523,492      $   27,414      $  500,449      $   16,853

------------
 *  Unaudited.
 +  Annualized.
(a) Less than one cent per share.
(b) Total return is not annualized.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                        MAINSTAY
                                                        INSTITUTIONAL FUNDS INC.

                     INSTITUTIONAL                   INSTITUTIONAL                   INSTITUTIONAL
     INSTITUTIONAL      SERVICE      INSTITUTIONAL      SERVICE      INSTITUTIONAL      SERVICE      INSTITUTIONAL
         CLASS           CLASS           CLASS           CLASS           CLASS           CLASS           CLASS
     -------------   -------------   -------------   -------------   -------------   -------------   -------------
                                                YEAR ENDED DECEMBER 31
     -------------------------------------------------------------------------------------------------------------
                 1997                            1996                            1995                    1994
     -----------------------------   -----------------------------   -----------------------------   -------------
      $    13.19      $    13.19      $    11.79      $    11.79      $    10.67      $    10.67      $    11.67
      ----------      ----------      ----------      ----------      ----------      ----------      ----------
            0.34            0.31            0.38            0.34            0.48            0.47            0.45
            3.15            3.13            1.53            1.53            2.39            2.39           (0.55)
           (0.00)(a)       (0.00)(a)       (0.00)(a)       (0.00)(a)       (0.01)          (0.01)             --
      ----------      ----------      ----------      ----------      ----------      ----------      ----------
            3.49            3.44            1.91            1.87            2.86            2.85           (0.10)
      ----------      ----------      ----------      ----------      ----------      ----------      ----------
           (0.34)          (0.31)          (0.38)          (0.34)          (0.48)          (0.47)          (0.45)
           (1.51)          (1.51)          (0.13)          (0.13)          (1.18)          (1.18)          (0.42)
              --              --              --              --           (0.08)          (0.08)          (0.03)
      ----------      ----------      ----------      ----------      ----------      ----------      ----------
           (1.85)          (1.82)          (0.51)          (0.47)          (1.74)          (1.73)          (0.90)
      ----------      ----------      ----------      ----------      ----------      ----------      ----------
      $    14.83      $    14.81      $    13.19      $    13.19      $    11.79      $    11.79      $    10.67
      ==========      ==========      ==========      ==========      ==========      ==========      ==========
           26.69%          26.30%          16.16%          15.89%          26.81%          26.70%          (0.86%)
            2.27%           2.02%           2.99%           2.74%           4.03%           3.78%           3.63%
            0.76%           1.01%           0.70%           0.95%           0.70%           0.95%           0.70%
            0.76%           1.01%           0.75%           1.00%           0.77%           1.02%           0.75%
              19%             19%            103%            103%            261%            261%            128%
      $  414,824      $    9,889      $  323,790      $    5,508      $  273,351      $    3,536      $  229,079

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

VALUE EQUITY FUND
--------------------------------------------------------------------------------

During the first six months of 1999, continued strength in the U.S. economy and a visible recovery in Asian markets underscored the earnings prospects for most value sectors. Volatility continued, fueled by concerns about inflation, rising interest rates, and whether large-capitalization stocks with record-high valuations could appreciate further. As a result, value stocks--with record-low valuations and improving fundamentals--outperformed the broad market during periods of increased volatility. At the end of June, the Federal Reserve Board's shift from a tightening bias to a neutral stance sent most sectors of the equity markets higher.

RESULTS AHEAD OF THE MARKET

For the first half of 1999, the MainStay Institutional Value Equity Fund returned 15.31% for Institutional Class shares and 15.14% for Service Class shares. All share classes strongly outperformed the 10.93% return of the average Lipper(1) growth & income fund for the six months ended June 30, 1999.

The MainStay Institutional Value Equity Fund was able to perform strongly as a result of its overweighted positions in traditional value sectors, including basic materials, energy, and consumer cyclicals--all of which showed impressive advances as Asian markets recovered and commodity prices increased.

The following stocks led the Fund's performance. Adaptec, a manufacturer of computer data-flow systems, benefited from expense reductions and asset restructuring while demand for its products remained strong. Union Pacific Resources, an oil and gas company, advanced with rising oil prices, but also benefited from restructuring and debt reductions. Nippon Telegraph & Telephone shares rose with the Japanese economic recovery, while management focused on increasing shareholder value.

Other strong performers for the Fund included United Healthcare, which had positive earnings momentum as it actively repurchased stock, and Mark IV Industries, a leading industrial and auto parts company that sought to improve revenues and returns by shedding capital-intensive divisions and focusing on its core business. Georgia-Pacific also showed positive performance during the first half of the year, with higher volume, robust pricing, and efficient operations that helped lower costs.

Weak performers included Service Corp. International, a leading funeral services company, which the Fund purchased after a sharp price decline. Despite cost-cutting initiatives that should enhance future earnings, the stock did not perform well during the reporting period. Shaw Industries, a floor covering company that is leaving its retail business to focus on manufacturing, suffered as the market adjusted to its new strategy. Philip Morris, which we believe continues to trade at a significant discount to asset value, suffered from continuing litigation concerns. Even so, we believe the outlook for the company is improving.

SOLID STRATEGY, SHIFTING HOLDINGS

The MainStay Institutional Value Equity Fund remains overweighted in traditional value sectors, with a commitment to securities that appear to be priced well below their asset value or earnings potential and exhibit a catalyst or stimulus for positive change.

In keeping with this core strategy, during the first half of 1999, the Fund purchased shares of Seagate Technology, a data communications and management company. Seagate has a clean balance sheet, strong earnings momentum, and is using excess cash to aggressively repurchase shares. Another stock the Fund purchased was Smurfit-Stone Container, a paper and packaging company that may benefit from the Asian market turnaround. The company is reducing costs and selling noncore assets and the stock has rebounded from its depressed valuations, which had a positive impact on the Fund's performance.
--------------------------------------------------------------------------------
(1) Lipper, Inc. is an independent monitor of mutual fund performance. Results do not reflect any deduction of sales charges and are based on total returns with capital gains and dividends reinvested.

The Fund also had some significant sales during the first half of 1999. When telephone service provider US West Inc. faced disappointing earnings, the Fund sold the stock at a profit. We also sold Bank One Corp.'s stock at a profit when it reached the Fund's target valuation. The Fund also benefited when LucasVarity PLC was taken over by TRW, and we used the proceeds of the sale of LucasVarity shares to purchase additional securities for the Fund.

LOOKING AHEAD

The Federal Reserve Board's decision to remain neutral on interest rates bodes well for a summer stock market rally, but the pace of corporate earnings will remain the key to assessing value. We believe the recent price corrections in selective technology and financial stocks have opened some new research opportunities and may lead to new investments in these industries. If the Asian recovery continues, we may consider seeking more opportunities in the commodity-driven areas of traditional value sectors. The Fund will continue to seek maximum long-term total return from a combination of capital growth and income.

Denis P. Laplaige
Richard A. Rosen
Portfolio Managers
MacKay Shields Financial Corporation

--------------------------------------------------------------------------------
Past performance is no guarantee of future results.

--------------------------------------------------------------------------------

                   $10,000 INVESTED IN MAINSTAY INSTITUTIONAL
                              VALUE EQUITY FUND VS
                                 S&P 500 INDEX
                           INSTITUTIONAL CLASS SHARES
[Institutional Class Shares Graph]

                                                                     VALUE EQUITY FUND                    S&P 500 INDEX
                                                                     -----------------                    -------------
12/31/90                                                                  10000.00                           10000.00
3/31/91                                                                   11550.00                           11453.00
6/30/91                                                                   11830.00                           11427.00
9/30/91                                                                   12870.00                           12038.00
12/31/91                                                                  13660.00                           13047.00
3/31/92                                                                   14695.00                           12717.00
6/30/92                                                                   14637.00                           12958.00
9/30/92                                                                   14847.00                           13366.00
12/31/92                                                                  16489.00                           14040.00
3/31/93                                                                   17465.00                           14654.00
6/30/93                                                                   17670.00                           14726.00
9/30/93                                                                   18680.00                           15105.00
12/31/93                                                                  18945.00                           15456.00
3/31/94                                                                   18976.00                           14870.00
6/30/94                                                                   19068.00                           14933.00
9/30/94                                                                   20015.00                           15663.00
12/31/94                                                                  19177.00                           15660.00
3/31/95                                                                   20866.00                           17185.00
6/30/95                                                                   22191.00                           18826.00
9/30/95                                                                   23632.00                           20323.00
12/31/95                                                                  24819.00                           21546.00
3/31/96                                                                   26401.00                           22703.00
6/30/96                                                                   26728.00                           23723.00
9/30/96                                                                   27605.00                           24456.00
12/31/96                                                                  30380.00                           26493.00
3/31/97                                                                   30208.00                           27203.00
6/30/97                                                                   33749.00                           31955.00
9/30/97                                                                   36525.00                           34345.00
12/31/97                                                                  37255.00                           35331.00
3/31/98                                                                   41149.00                           40260.00
6/30/98                                                                   38689.00                           41588.00
9/30/98                                                                   32040.00                           37450.00
12/31/98                                                                  34238.00                           45427.00
6/30/99                                                                   39478.00                           51061.00

THESE GRAPHS ASSUME A $10,000 INVESTMENT MADE ON 1/2/91.

                   $10,000 INVESTED IN MAINSTAY INSTITUTIONAL
                              VALUE EQUITY FUND VS
                                 S&P 500 INDEX
                              SERVICE CLASS SHARES
[Service Class Shares Graph]

12/31/90                                                                  10000.00                           10000.00
3/31/91                                                                   11550.00                           11453.00
6/30/91                                                                   11830.00                           11427.00
9/30/91                                                                   12870.00                           12038.00
12/31/91                                                                  13660.00                           13047.00
3/31/92                                                                   14695.00                           12717.00
6/30/92                                                                   14637.00                           12958.00
9/30/92                                                                   14847.00                           13366.00
12/31/92                                                                  16489.00                           14040.00
3/31/93                                                                   17465.00                           14654.00
6/30/93                                                                   17670.00                           14726.00
9/30/93                                                                   18680.00                           15105.00
12/31/93                                                                  18945.00                           15456.00
3/31/94                                                                   18976.00                           14870.00
6/30/94                                                                   19068.00                           14933.00
9/30/94                                                                   20015.00                           15663.00
12/31/94                                                                  19177.00                           15660.00
3/31/95                                                                   20883.00                           17185.00
6/30/95                                                                   22207.00                           18826.00
9/30/95                                                                   23632.00                           20323.00
12/31/95                                                                  24799.00                           21546.00
3/31/96                                                                   26363.00                           22703.00
6/30/96                                                                   26672.00                           23723.00
9/30/96                                                                   27532.00                           24456.00
12/31/96                                                                  30279.00                           26493.00
3/31/97                                                                   30088.00                           27203.00
6/30/97                                                                   33584.00                           31955.00
9/30/97                                                                   36335.00                           34345.00
12/31/97                                                                  37024.00                           35331.00
3/31/98                                                                   40874.00                           40260.00
6/30/98                                                                   38406.00                           41588.00
9/30/98                                                                   31771.00                           37450.00
12/31/98                                                                  33951.00                           45427.00
6/30/99                                                                   39090.00                           51061.00

                                                     TOTAL RETURN*            SEC AVERAGE ANNUAL TOTAL RETURN*
                 PERFORMANCE                      AS OF JUNE 30, 1999               AS OF JUNE 30, 1999
------------------------------------------------------------------------------------------------------------------
                                                 YEAR TO DATE             ONE YEAR   FIVE YEAR    SINCE INCEPTION
------------------------------------------------------------------------------------------------------------------
Value Equity Fund Institutional Class                   15.31%              2.04%     15.67%          17.53%
Value Equity Fund Service Class(+)                      15.14%              1.78%     15.44%          17.39%
Average Lipper Growth & Income Fund                     10.93%             14.49%     21.72%          17.93%
S&P 500 Index                                           12.39%             22.77%     27.87%          21.53%

YEAR-BY-YEAR PERFORMANCE
--------------------------------------------------------------------------------

                           INSTITUTIONAL CLASS SHARES
[PERFORMANCE CHART]

                          1991         1992         1993         1994         1995         1996         1997         1998
                         ------       ------       ------       ------       ------       ------       ------       ------

                         36.60        20.71        14.90         1.22        29.42        22.41        22.63         -8.1

                        1999 AS
                           OF
                        6/30/99
                        -------
                         15.31

--------------------------------------------------------------------------------
* Total return reflects the annual return on an investment including appreciation and dividends or interest. Total returns shown herein include the change in share price and reinvestment of capital gain distributions and dividends, and, for the Service Class shares, include the service fee of .25% on an annualized basis of the average daily net asset value of the Service Class shares.

+ Performance figures for the Service Class, first offered to the public on 1/1/95, include the historical performance of the Institutional Class from the Fund's inception (1/2/91) up to 12/31/94. Performance figures for these two Classes after this date will vary based on differences in their expense structures.

  PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. DUE TO CURRENT MARKET VOLATILITY, PERFORMANCE MAY BE LESS THAN SHOWN. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT UPON REDEMPTION, SHARES MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

  The Institutional Class shares and the Service Class shares are sold with no sales charge or contingent deferred sales charge. The Service Class shares, first offered 1/1/95, are subject to an annual shareholder service fee of .25%.

                                                        MAINSTAY
                                                        INSTITUTIONAL FUNDS INC.

VALUE EQUITY FUND
PORTFOLIO OF INVESTMENTS
June 30, 1999 (Unaudited)


COMMON STOCKS (96.8%)+
                                     SHARES         VALUE
                                   -----------------------
ALUMINUM (1.7%)
Reynolds Metals Co. .............      234,800   $ 13,853,200
                                                 ------------
AUTO PARTS & EQUIPMENT (1.4%)
Mark IV Industries, Inc. ........      561,500     11,861,687
                                                 ------------
BANKS (4.1%)
Bank of America Corp. ...........      242,120     17,750,423
Washington Mutual, Inc. .........      448,300     15,858,612
                                                 ------------
                                                   33,609,035
                                                 ------------
BUILDING MATERIALS (1.1%)
Sherwin-Williams Co. (The).......      312,200      8,663,550
                                                 ------------
CHEMICALS (1.4%)
IMC Global Inc. .................      621,260     10,949,708
Lyondell Chemical Co. ...........       40,500        835,312
                                                 ------------
                                                   11,785,020
                                                 ------------
COMPUTER SYSTEMS (1.3%)
Seagate Technology, Inc. (a).....      426,100     10,918,812
                                                 ------------
COMPUTERS--NETWORKING (2.2%)
Adaptec Inc. (a).................      498,900     17,617,406
                                                 ------------
CONTAINERS--METAL & GLASS (1.6%)
Owens-Illinois Inc. (a)..........      410,300     13,411,681
                                                 ------------
CONTAINERS--PAPER (2.8%)
Smurfit-Stone Container Corp.
 (a).............................      714,900     14,700,131
Temple-Inland Inc. ..............      120,200      8,203,650
                                                 ------------
                                                   22,903,781
                                                 ------------
ELECTRIC POWER COMPANIES (7.5%)
DTE Energy Co. ..................      276,200     11,048,000
Energy East Corp. ...............      364,000      9,464,000
Illinova Corp. ..................      456,800     12,447,800
Niagara Mohawk Holdings, Inc.
 (a).............................      749,500     12,038,844
Texas Utilities Co. .............      400,000     16,500,000
                                                 ------------
                                                   61,498,644
                                                 ------------
ELECTRICAL EQUIPMENT (1.5%)
Honeywell Inc. ..................      103,000     11,935,125
                                                 ------------
ENGINEERING & CONSTRUCTION (1.6%)
Fluor Corp. .....................      325,100     13,166,550
                                                 ------------
FINANCIAL--MISCELLANEOUS (4.8%)
Citigroup Inc. ..................      357,900     17,000,250
Equitable Cos., Inc. (The).......      210,100     14,076,700
SLM Holding Corp. ...............      170,000      7,788,125
                                                 ------------
                                                   38,865,075
                                                 ------------
FOOD (1.0%)
ConAgra, Inc. ...................      308,100      8,203,162
                                                 ------------

                                     SHARES         VALUE
                                   -----------------------

HEALTH CARE--HMOs (3.0%)
United HealthCare Corp. .........      397,200   $ 24,874,650
                                                 ------------
HEAVY DUTY TRUCKS & PARTS (0.9%)
Dana Corp. ......................      165,100      7,604,919
                                                 ------------
HOTEL/MOTEL (2.1%)
Harrah's Entertainment, Inc.
 (a).............................      764,600     16,821,200
                                                 ------------
INSURANCE (9.2%)
Allstate Corp. (The).............      514,442     18,455,607
Chubb Corp. .....................      207,800     14,442,100
CIGNA Corp. .....................      185,000     16,465,000
Conseco, Inc. ...................      363,100     11,051,856
MGIC Investment Corp. ...........      311,400     14,596,875
                                                 ------------
                                                   75,011,438
                                                 ------------
LEISURE TIME (0.4%)
Callaway Golf Co. ...............      200,900      2,938,163
                                                 ------------
MACHINERY--DIVERSIFIED (2.6%)
American Standard Cos. Inc.
 (a).............................      451,600     21,394,550
                                                 ------------
NATURAL GAS DISTRIBUTORS & PIPELINES (4.6%)
Coastal Corp. (The)..............      476,200     19,048,000
Consolidated Natural Gas Co. ....      139,600      8,480,700
El Paso Energy Corp. ............      286,500     10,081,219
                                                 ------------
                                                   37,609,919
                                                 ------------
OIL & GAS SERVICES (16.2%)
Kerr-McGee Corp. ................      331,483     16,636,303
Noble Affiliates, Inc. ..........      510,600     14,392,538
Ocean Energy, Inc. (a)...........    1,228,700     11,826,237
Santa Fe Synder Corp. (a)........      887,300      6,765,663
Texaco Inc. .....................      260,800     16,300,000
Tosco Corp. .....................      639,000     16,574,063
Union Pacific Resources Group
 Inc. ...........................    1,327,800     21,659,737
Unocal Corp. ....................      431,800     17,110,075
Valero Energy Corp. .............      531,600     11,396,175
                                                 ------------
                                                  132,660,791
                                                 ------------
PAPER & FOREST PRODUCTS (3.1%)
Bowater Inc. ....................      105,300      4,975,425
Georgia-Pacific Corp. ...........      237,400     11,246,825
International Paper Co. .........      174,400      8,807,200
                                                 ------------
                                                   25,029,450
                                                 ------------
POLLUTION CONTROL (1.8%)
Browning-Ferris Industries
 Inc. ...........................      347,600     14,946,800
                                                 ------------
RETAIL (4.9%)
Federated Department Stores, Inc.
 (a).............................      336,300     17,802,881
Kmart Corp. (a)..................      665,100     10,932,581
Payless ShoeSource, Inc. (a).....      127,000      6,794,500
Saks Inc. (a)....................      162,200      4,683,525
                                                 ------------
                                                   40,213,487
                                                 ------------


-------
+ Percentages indicated are based on Fund net assets.


  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

VALUE EQUITY FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
June 30, 1999

COMMON STOCKS (CONTINUED)
                                     SHARES         VALUE
                                   -----------------------
SPECIALIZED SERVICES (1.4%)
Service Corp. International......      614,000   $ 11,819,500
                                                 ------------
STEEL (2.3%)
UCAR International Inc. (a)......      283,400      7,155,850
USX Corp. .......................      416,400     11,242,800
                                                 ------------
                                                   18,398,650
                                                 ------------
TELECOMMUNICATIONS--LONG DISTANCE (1.7%)
AT&T Corp. ......................      255,000     14,232,188
                                                 ------------
TELEPHONE (2.0%)
Nippon Telegraph & Telephone
 Corp. ADR (b)(c)................      257,200     16,107,150
                                                 ------------
TEXTILES--APPAREL MANUFACTURERS (1.5%)
Liz Claiborne, Inc. .............      344,100     12,559,650
                                                 ------------
TEXTILES--HOME FURNISHINGS (0.9%)
Shaw Industries, Inc. (a)........      449,000      7,408,500
                                                 ------------
TOBACCO (3.1%)
Philip Morris Cos. Inc. .........      584,600     23,493,613
R.J. Reynolds Tobacco Holdings,
 Inc. (a)........................       52,900      1,666,350
                                                 ------------
                                                   25,159,963
                                                 ------------
TOYS (1.1%)
Mattel, Inc. ....................      350,200      9,258,413
                                                 ------------
Total Common Stocks
 (Cost $701,283,282).............                 792,342,109
                                                 ------------

                                    PRINCIPAL
                                     AMOUNT         VALUE
                                   -----------------------
SHORT-TERM
INVESTMENTS (2.9%)
COMMERCIAL PAPER (2.9%)
KFW International Finance
 5.70%, due 07/01/99.............  $14,125,000   $ 14,125,000
Salomon Smith Barney Holdings
 Inc.
 5.00%, due 07/21/99.............   10,000,000      9,972,168
                                                 ------------
Total Short-Term Investments
 (Cost $24,097,168)..............                  24,097,168
                                                 ------------
Total Investments
 (Cost $725,380,450) (d).........         99.7%   816,439,277(e)
Cash and Other Assets,
 Less Liabilities................          0.3      2,441,603
                                    ----------   ------------
Net Assets.......................        100.0%  $818,880,880
                                    ==========   ============

------------
(a) Non-income producing security.
(b) ADR--American Depository Receipt.
(c) Segregated as collateral for foreign currency forward contract.
(d) The cost for Federal income tax purposes is $726,465,017.
(e) At June 30, 1999, net unrealized appreciation was $89,974,260, based on cost for Federal income tax purposes. This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $129,764,671 and aggregate gross unrealized depreciation for all investments on which there was an excess of cost over market value of $39,790,411.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                        MAINSTAY
                                                        INSTITUTIONAL FUNDS INC.

VALUE EQUITY FUND

STATEMENT OF ASSETS AND LIABILITIES
As of June 30, 1999 (Unaudited)

ASSETS:
  Investment in securities, at value
    (identified cost $725,380,450).....   $  816,439,277
    Cash...............................            3,914
  Receivables:
    Investment securities sold.........       18,565,438
    Dividends..........................        1,697,191
    Fund shares sold...................           65,776
  Unrealized appreciation on foreign
    currency forward contract..........           65,725
                                          --------------
        Total assets...................      836,837,321
                                          --------------
LIABILITIES:
  Payables:
    Investment securities purchased....       17,017,856
    MainStay Management................          573,008
    Fund shares redeemed...............          183,881
    Transfer agent.....................           45,463
    Custodian..........................           27,267
  Accrued expenses.....................          108,966
                                          --------------
        Total liabilities..............       17,956,441
                                          --------------
  Net assets...........................   $  818,880,880
                                          ==============
COMPOSITION OF NET ASSETS:
  Capital stock (par value of $.001 per
    share) 1 billion shares authorized
    Institutional Class................   $       59,702
    Institutional Service Class........              697
  Additional paid-in capital...........      752,563,167
  Accumulated undistributed net
    investment income..................        3,827,584
  Accumulated net realized loss on
    investments........................      (28,694,822)
  Net unrealized appreciation on
    investments........................       91,058,827
  Net unrealized appreciation on
    foreign currency forward
    contract...........................           65,725
                                          --------------
  Net assets...........................   $  818,880,880
                                          ==============
Institutional Class
  Net assets applicable to outstanding
    shares.............................   $  809,442,648
                                          ==============
  Shares of capital stock
    outstanding........................       59,701,702
                                          ==============
  Net asset value per share
    outstanding........................   $        13.56
                                          ==============
Institutional Service Class
  Net assets applicable to outstanding
    shares.............................   $    9,438,232
                                          ==============
  Shares of capital stock
    outstanding........................          697,141
                                          ==============
  Net asset value per share
    outstanding........................   $        13.54
                                          ==============

STATEMENT OF OPERATIONS
For the six months ended June 30, 1999 (Unaudited)

INVESTMENT INCOME:
  Income:
    Dividends..........................   $    7,125,951
    Interest...........................          519,544
                                          --------------
        Total income...................        7,645,495
                                          --------------
  Expenses:
    Management.........................        3,350,546
    Transfer agent.....................          300,574
    Professional.......................           44,473
    Custodian..........................           38,170
    Shareholder communication..........           36,057
    Registration.......................           17,879
    Service............................           11,320
    Directors..........................            9,033
    Miscellaneous......................           17,015
                                          --------------
        Total expenses.................        3,825,067
                                          --------------
  Net investment income................        3,820,428
                                          --------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS AND FOREIGN CURRENCY
  FORWARD CONTRACT TRANSACTIONS:
  Net realized gain (loss) from:
    Security transactions..............      (20,710,738)
    Foreign currency forward contract
      transactions.....................          604,480
                                          --------------
  Net realized loss on investments and
    foreign currency forward contract
    transactions.......................      (20,106,258)
                                          --------------
  Net change in unrealized depreciation
    on investments:
    Security transactions..............      126,061,573
    Foreign currency forward
      contract.........................          268,604
                                          --------------
  Net unrealized gain on investments
    and foreign currency forward
    contract...........................      126,330,177
                                          --------------
  Net realized and unrealized gain on
    investments........................      106,223,919
                                          --------------
  Net increase in net assets resulting
    from operations....................   $  110,044,347
                                          ==============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

VALUE EQUITY FUND
STATEMENT OF CHANGES IN NET ASSETS
For the six months ended June 30, 1999 (Unaudited) and the year ended December 31, 1998

                                                                   1999             1998
                                                              --------------   --------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income...................................  $    3,820,428   $    9,720,362
    Net realized gain (loss) on investments.................     (20,710,738)     129,651,994
    Net realized gain on foreign currency forward
     contract...............................................         604,480               --
    Net change in unrealized appreciation (depreciation) on
     investments............................................     126,061,573     (210,699,021)
    Net change in unrealized depreciation on foreign
     currency forward contract..............................         268,604         (202,879)
                                                              --------------   --------------
    Net increase (decrease) in net assets resulting from
     operations.............................................     110,044,347      (71,529,544)
                                                              --------------   --------------
  Dividends and distributions to shareholders:
    From net investment income:
      Institutional Class...................................              --       (9,628,522)
      Institutional Service Class...........................              --          (90,474)
    From net realized gain on investments:
      Institutional Class...................................              --     (153,210,452)
      Institutional Service Class...........................              --       (1,867,811)
    Distribution in excess of net realized gain on
     Investments:
      Institutional Class...................................              --       (8,485,501)
      Institutional Service Class...........................              --         (103,063)
                                                              --------------   --------------
        Total dividends and distributions to shareholders...              --     (173,385,823)
                                                              --------------   --------------
  Capital share transactions:
    Net proceeds from sale of shares:
      Institutional Class...................................      34,254,834       85,177,154
      Institutional Service Class...........................         596,131        1,986,558
    Net asset value of shares issued to shareholders in
     reinvestment of dividends and distributions:
      Institutional Class...................................              --      171,050,165
      Institutional Service Class...........................              --        2,062,197
                                                              --------------   --------------
                                                                  34,850,965      260,276,074
    Cost of shares redeemed:
      Institutional Class...................................    (134,588,575)    (197,456,599)
      Institutional Service Class...........................      (2,158,534)      (2,401,236)
                                                              --------------   --------------
      Increase (decrease) in net assets derived from capital
       share transactions...................................    (101,896,144)      60,418,239
                                                              --------------   --------------
      Net increase (decrease) in net assets.................       8,148,203     (184,497,128)
NET ASSETS:
  Beginning of period.......................................     810,732,677      995,229,805
                                                              --------------   --------------
  End of period.............................................  $  818,880,880   $  810,732,677
                                                              ==============   ==============
  Accumulated undistributed net investment income at end of
    period..................................................  $    3,827,584   $        7,156
                                                              ==============   ==============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

VALUE EQUITY FUND
FINANCIAL HIGHLIGHTS
(Selected per share data and ratios)

                                                                             INSTITUTIONAL                   INSTITUTIONAL
                                                             INSTITUTIONAL      SERVICE      INSTITUTIONAL      SERVICE
                                                                 CLASS           CLASS           CLASS           CLASS
                                                             -------------   -------------   -------------   -------------
                                                                   SIX MONTHS ENDED                   YEAR ENDED
                                                                    JUNE 30, 1999*                 DECEMBER 31, 1998
                                                             -----------------------------   -----------------------------
Net asset value at beginning of period.....................   $    11.76      $    11.76      $    16.36      $    16.35
                                                              ----------      ----------      ----------      ----------
Net investment income......................................         0.06            0.03            0.18            0.14
Net realized and unrealized gain (loss) on investments.....         1.74            1.75           (1.58)          (1.57)
                                                              ----------      ----------      ----------      ----------
Total from investment operations...........................         1.80            1.78           (1.40)          (1.43)
                                                              ----------      ----------      ----------      ----------
Less dividends and distributions:
From net investment income.................................           --              --           (0.18)          (0.14)
From net realized gain on investments......................           --              --           (2.90)          (2.90)
In excess of net realized gain on investments..............           --              --           (0.12)          (0.12)
                                                              ----------      ----------      ----------      ----------
Total dividends and distributions..........................           --              --           (3.20)          (3.16)
                                                              ----------      ----------      ----------      ----------
Net asset value at end of period...........................   $    13.56      $    13.54      $    11.76      $    11.76
                                                              ==========      ==========      ==========      ==========
Total investment return....................................        15.31%(a)       15.14%(a)       (8.10%)         (8.30%)
Ratios (to average net assets)/Supplemental Data:
  Net investment income....................................         0.97%+          0.72%+          1.04%           0.79%
  Net expenses.............................................         0.97%+          1.22%+          0.98%           1.23%
Portfolio turnover rate....................................           31%             31%             76%             76%
Net assets at end of period (in 000's).....................   $  809,443      $    9,438      $  800,993      $    9,740

------------

 *  Unaudited.

 +  Annualized.
(a) Total return is not annualized.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                        MAINSTAY
                                                        INSTITUTIONAL FUNDS INC.

                     INSTITUTIONAL                   INSTITUTIONAL                   INSTITUTIONAL
     INSTITUTIONAL      SERVICE      INSTITUTIONAL      SERVICE      INSTITUTIONAL      SERVICE      INSTITUTIONAL
         CLASS           CLASS           CLASS           CLASS           CLASS           CLASS           CLASS
     -------------   -------------   -------------   -------------   -------------   -------------   -------------
                                                YEAR ENDED DECEMBER 31
     -------------------------------------------------------------------------------------------------------------
                 1997                            1996                            1995                    1994
     -----------------------------   -----------------------------   -----------------------------   -------------
      $    15.87      $    15.85      $    14.43      $    14.43      $    11.58      $    11.58      $    12.40
      ----------      ----------      ----------      ----------      ----------      ----------      ----------
            0.23            0.16            0.25            0.23            0.21            0.20            0.17
            3.31            3.32            2.98            2.96            3.20            3.20           (0.02)
      ----------      ----------      ----------      ----------      ----------      ----------      ----------
            3.54            3.48            3.23            3.19            3.41            3.40            0.15
      ----------      ----------      ----------      ----------      ----------      ----------      ----------
           (0.23)          (0.16)          (0.25)          (0.23)          (0.21)          (0.20)          (0.17)
           (2.82)          (2.82)          (1.54)          (1.54)          (0.35)          (0.35)          (0.80)
              --              --              --              --              --              --              --
      ----------      ----------      ----------      ----------      ----------      ----------      ----------
           (3.05)          (2.98)          (1.79)          (1.77)          (0.56)          (0.55)          (0.97)
      ----------      ----------      ----------      ----------      ----------      ----------      ----------
      $    16.36      $    16.35      $    15.87      $    15.85      $    14.43      $    14.43      $    11.58
      ==========      ==========      ==========      ==========      ==========      ==========      ==========
           22.63%          22.28%          22.41%          22.10%          29.42%          29.32%           1.22%
            1.30%           1.05%           1.70%           1.45%           1.64%           1.39%           1.50%
            0.93%           1.18%           0.92%           1.17%           0.93%           1.18%           0.92%
              66%             66%             50%             50%             51%             51%             43%
      $  984,220      $   11,010      $  821,725      $   14,752      $  603,749      $    3,213      $  396,537

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

BOND FUND
--------------------------------------------------------------------------------

The bond market saw a reversal of trends between the last half of 1998 and the first half of 1999. In 1998, the Federal Reserve Board and worldwide central banks lowered interest rates to bring the global financial crisis under control. As the new year began, market participants realized that the Federal Reserve Board's easing policy would not continue. Many investors believed that another world crisis was no longer imminent and long- term interest rates rose approximately 0.50% in the first quarter and another 0.50% in the second quarter.

During the first half of the year, the strength of the U.S. economy took center stage. The consumer-led boom was fueled by large tax refunds, the wealth created by a surging stock market, and excess cash from refinancing mortgages. Overseas, growth seemed to begin to pick up during the first quarter, as the rally in foreign stock markets signaled an expected expansion of worldwide growth. To begin to slow the U.S. economy, the Federal Reserve Board increased the targeted federal funds rate 0.25% on June 30, 1999.

FUND PERFORMANCE

During the first six months of 1999, the MainStay Institutional Bond Fund returned -2.22% for Institutional Class shares and -2.43% for Service Class shares. This performance trailed the -1.82% return of the average Lipper(1) intermediate U.S. government fund.

PORTFOLIO STRATEGY

During the first quarter, the average maturity of the Fund's portfolio was in line with the bond market's average maturity--approximately seven years--or slightly shorter. Early in the second quarter, we positioned the Fund very defensively by shortening duration, which helped performance as long-bond yields rose to 6%. This strategy had a positive impact on the Fund's performance for the first half of the year.

The agency market continued its quest to be the heir apparent to the diminishing Treasury market. Liquidity and size continued to expand among agency securities, leading to an actively traded agency market. Agency yield spreads widened relative to Treasury securities during the second quarter. When we believed the supply-induced widening had stabilized, we added several agency security positions to the portfolio during the reporting period.

MORTGAGED-BACKED AND ASSET-BACKED SECURITIES

During the first quarter of 1999, residential and commercial mortgage-backed bonds and asset-backed securities all performed well, contributing positively to the Fund's relative performance as yield spreads between mortgage-backed and Treasury securities tightened. As interest rates increased in the second quarter, however, mortgage-backed securities tended to have longer maturities and less-favorable risk profiles.

To help manage this concern, the Fund favored securities that were backed by commercial mortgages and were in the highest rating category. We believe these securities offer investors higher yields and strong credit characteristics and should provide attractive returns going forward. We continued to add asset-backed securities to the Fund's portfolio in the second quarter, as yield spreads between asset-backed securities and Treasuries continued to approach their widest levels in a year.

CORPORATE BONDS

Through April 1999, corporate bonds showed relatively strong performance. The Federal Reserve's May announcement of a bias toward raising interest rates, however, had a definite negative effect. Higher interest rates mean higher borrowing costs, making it more difficult for corporations to meet their earnings projections. Bond prices declined as the differences in yields between corporate bonds and Treasury securities became increasingly wide. Given the traditional

--------------------------------------------------------------------------------
(1) Lipper, Inc. is an independent monitor of mutual fund performance. Results do not reflect any deduction of sales charges and are based on total returns with capital gains and dividends reinvested.

third-quarter weakness of corporate bonds, at the end of June, the Fund was underweighted in the sector, with a cautiously balanced mix of defensive and cyclical bonds, as well as liquid and older issues.

LOOKING FORWARD

Rising interest rates, fewer mortgage-refinancing opportunities, and a reduced flow of individual tax refunds may begin to cool the expanding economy in the coming months, bringing about the effect the Federal Reserve Board is seeking. We continue to see value in liquidity and have positioned the Fund in very actively traded securities.

Whatever the economy and the markets may bring, the Fund will continue to seek to maximize total return, consistent with liquidity, low risk to principal, and investment in debt securities.

Edward J. Munshower
Christopher Harms
Portfolio Managers
MacKay Shields Financial Corporation

--------------------------------------------------------------------------------
Past performance is no guarantee of future results.

    $10,000 INVESTED IN MAINSTAY INSTITUTIONAL BOND FUND VS LEHMAN BROTHERS
           GOVERNMENT/CORPORATE BOND INDEX INSTITUTIONAL CLASS SHARES [Institutional Class Shares Graph]

                                                                                                 LEHMAN BROTHERS GOV'T/CORP BOND
                                                                         BOND FUND                            INDEX
                                                                         ---------               -------------------------------
12/31/90                                                                  10000.00                           10000.00
3/31/91                                                                   10240.00                           10270.00
6/30/91                                                                   10350.00                           10425.00
9/30/91                                                                   10960.00                           11025.00
12/31/91                                                                  11400.00                           11613.00
3/31/92                                                                   11264.00                           11439.00
6/30/92                                                                   11647.00                           11902.00
9/30/92                                                                   12063.00                           12484.00
12/31/92                                                                  12128.00                           12494.00
3/31/93                                                                   12627.00                           13075.00
6/30/93                                                                   12961.00                           13468.00
9/30/93                                                                   13342.00                           13913.00
12/31/93                                                                  13310.00                           13873.00
3/31/94                                                                   12949.00                           13439.00
6/30/94                                                                   12776.00                           13272.00
9/30/94                                                                   12829.00                           13338.00
12/31/94                                                                  12869.00                           13388.00
3/31/95                                                                   13460.00                           14055.00
6/30/95                                                                   14267.00                           14967.00
9/30/95                                                                   14527.00                           15253.00
12/31/95                                                                  15170.00                           15963.00
3/31/96                                                                   14800.00                           15590.00
6/30/96                                                                   14893.00                           15663.00
9/30/96                                                                   15124.00                           15939.00
12/31/96                                                                  15595.00                           16426.00
3/31/97                                                                   15497.00                           16285.00
6/30/97                                                                   16038.00                           16878.00
9/30/97                                                                   16546.00                           17469.00
12/31/97                                                                  16931.00                           18029.00
3/31/98                                                                   17175.00                           18303.00
6/30/98                                                                   17576.00                           18783.00
9/30/98                                                                   18308.00                           19713.00
12/31/98                                                                  18273.00                           19738.00
6/30/99                                                                   17867.00                           19287.00

THESE GRAPHS ASSUME A $10,000 INVESTMENT MADE ON 1/2/91.

    $10,000 INVESTED IN MAINSTAY INSTITUTIONAL BOND FUND VS LEHMAN BROTHERS
              GOVERNMENT/CORPORATE BOND INDEX SERVICE CLASS SHARES
[Service Class Shares Graph]

12/31/90                                                                  10000.00                           10000.00
3/31/91                                                                   10240.00                           10270.00
6/30/91                                                                   10350.00                           10425.00
9/30/91                                                                   10960.00                           11025.00
12/31/91                                                                  11400.00                           11613.00
3/31/92                                                                   11264.00                           11439.00
6/30/92                                                                   11647.00                           11902.00
9/30/92                                                                   12063.00                           12484.00
12/31/92                                                                  12128.00                           12494.00
3/31/93                                                                   12627.00                           13075.00
6/30/93                                                                   12961.00                           13468.00
9/30/93                                                                   13342.00                           13913.00
12/31/93                                                                  13310.00                           13873.00
3/31/94                                                                   12949.00                           13439.00
6/30/94                                                                   12776.00                           13272.00
9/30/94                                                                   12829.00                           13338.00
12/31/94                                                                  12869.00                           13388.00
3/31/95                                                                   13446.00                           14055.00
6/30/95                                                                   14253.00                           14967.00
9/30/95                                                                   14512.00                           15253.00
12/31/95                                                                  15128.00                           15963.00
3/31/96                                                                   14759.00                           15590.00
6/30/96                                                                   14836.00                           15663.00
9/30/96                                                                   15052.00                           15939.00
12/31/96                                                                  15525.00                           16426.00
3/31/97                                                                   15394.00                           16285.00
6/30/97                                                                   15934.00                           16878.00
9/30/97                                                                   16425.00                           17469.00
12/31/97                                                                  16799.00                           18029.00
3/31/98                                                                   17025.00                           18303.00
6/30/98                                                                   17424.00                           18783.00
9/30/98                                                                   18136.00                           19713.00
12/31/98                                                                  18099.00                           19738.00
6/30/99                                                                   17659.00                           19287.00

                                                 TOTAL RETURN*         SEC AVERAGE ANNUAL TOTAL RETURN* AS OF
               PERFORMANCE                    AS OF JUNE 30, 1999                  JUNE 30, 1999
--------------------------------------------------------------------------------------------------------------
                                                 YEAR TO DATE        ONE YEAR    FIVE YEAR    SINCE INCEPTION
--------------------------------------------------------------------------------------------------------------
Bond Fund Institutional Class                       -2.22%             1.66%       6.94%           7.07%
Bond Fund Service Class(+)                          -2.43%             1.35%       6.69%           6.92%
Average Lipper Intermediate U.S.
 Government Fund                                    -1.82%             2.30%       6.38%           6.56%
Lehman Brothers Gov't/Corporate Bond Index          -2.28%             2.70%       7.76%           8.03%

YEAR-BY-YEAR PERFORMANCE
--------------------------------------------------------------------------------

                           INSTITUTIONAL CLASS SHARES
[PERFORMANCE CHART]

                          1991         1992         1993         1994         1995         1996         1997         1998
                         ------       ------       ------       ------       ------       ------       ------       ------

                         14.00         6.39         9.74        -3.31        17.88         2.80         8.57         7.93

                        1999 AS
                           OF
                        6/30/99
                        -------
                         -2.22

--------------------------------------------------------------------------------
* Total return reflects the annual return on an investment including appreciation and dividends or interest. Total returns shown herein include the change in share price and reinvestment of capital gain distributions and dividends, and, for the Service Class shares, include the service fee of .25% on an annualized basis of the average daily net asset value of the Service Class shares.

+ Performance figures for the Service Class, first offered to the public on 1/1/95, include the historical performance of the Institutional Class from the Fund's inception (1/2/91) up to 12/31/94. Performance figures for these two Classes after this date will vary based on differences in their expense structures.

  PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. DUE TO CURRENT MARKET VOLATILITY, PERFORMANCE MAY BE LESS THAN SHOWN. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT UPON REDEMPTION, SHARES MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

  The Institutional Class shares and the Service Class shares are sold with no sales charge or contingent deferred sales charge. The Service Class shares, first offered 1/1/95, are subject to an annual shareholder service fee of .25%.

                                                       MAINSTAY
                                                       INSTITUTIONAL FUNDS INC.

BOND FUND
PORTFOLIO OF INVESTMENTS
June 30, 1999 (Unaudited)

LONG-TERM INVESTMENTS (98.2%)+
ASSET-BACKED
SECURITIES (11.1%)
                                   PRINCIPAL
                                     AMOUNT         VALUE
                                  ------------------------
AIRPLANE LEASES (2.6%)
Aircraft Finance Trust
 Series 1999-1A Class C
 8.00%, due 5/15/24 (a).........  $  1,325,000   $  1,255,199
Aircraft Lease Portfolio
 Securitization Ltd.
 Series 1996-1 Class CX
 6.35%, due 6/15/06 (b).........     1,881,234      1,880,105
Airplanes Pass-Through Trust
 Series 1 Class C
 8.15%, due 3/15/19.............     1,705,563      1,678,717
                                                 ------------
                                                    4,814,021
                                                 ------------
AUTO LEASES (3.4%)
Premier Auto Trust
 Series 1998-4 Class A3
 5.69%, due 6/8/02..............     2,235,000      2,225,881
 Series 1999-1 Class A3
 5.69%, due 11/15/02............     1,705,000      1,698,044
Toyota Auto Lease Trust
 Series 1998-B Class A1
 5.35%, due 7/25/02.............     2,215,000      2,194,777
                                                 ------------
                                                    6,118,702
                                                 ------------
CREDIT CARD RECEIVABLES (2.0%)
Chase Credit Card Master Trust
 Series 1997-2 Class A
 6.30%, due 4/15/03.............     1,910,000      1,919,072
Citibank Credit Card Master
 Trust I
 Series 1999-1 Class A
 5.50%, due 2/15/06.............     1,745,000      1,680,854
                                                 ------------
                                                    3,599,926
                                                 ------------
EQUIPMENT LOANS (2.3%)
Case Equipment Loan Trust
 Series 1999-A
 5.77%, due 8/15/05.............     1,650,000      1,623,023
Ikon Receivables LLC
 Series 1999-1 Class A3
 5.99%, due 5/15/05.............     2,005,000      1,996,699
Newcourt Equipment Trust
 Securities
 Series 1998-1 Class A3
 5.24%, due 12/20/02 (b)........       670,000        662,134
                                                 ------------
                                                    4,281,856
                                                 ------------
FINANCE (0.8%)
Green Tree Financial Corp.
 Series 1999-4 Class A4
 6.64%, due 5/1/31..............     1,495,000      1,500,233
                                                 ------------
Total Asset-Backed Securities
 (Cost $20,643,479).............                   20,314,738
                                                 ------------

CORPORATE BONDS (23.9%)
                                   PRINCIPAL
                                     AMOUNT         VALUE
                                  ------------------------
AUTO PARTS & EQUIPMENT (1.9%)
Goodrich (BF) Co.
 6.60%, due 5/15/09.............  $  1,845,000   $  1,776,348
Pennzoil-Quaker State Company
 7.375%, due 4/1/29.............     1,850,000      1,747,047
                                                 ------------
                                                    3,523,395
                                                 ------------
BANKS (1.7%)
Banc One Corp.
 7.60%, due 5/1/07..............     2,110,000      2,183,723
Bankamerica Corp.
 6.625%, due 6/15/04............       870,000        871,227
                                                 ------------
                                                    3,054,950
                                                 ------------
CABLE (1.4%)
Cox Communications, Inc.
 6.80%, due 8/1/28..............     2,815,000      2,540,228
                                                 ------------
COMMUNICATIONS--EQUIPMENT (1.0%)
Lucent Technologies Inc.
 5.50% due 11/15/08.............     1,925,000      1,773,580
                                                 ------------
CONSUMER FINANCIAL SERVICES (0.8%)
Fremont General Corp.
 7.70%, due 3/17/04.............     1,460,000      1,443,400
                                                 ------------
ELECTRIC UTILITIES (1.1%)
National Rural Utilities Corp.
 6.20%, due 2/1/08..............     2,165,000      2,085,545
                                                 ------------
FINANCIAL SERVICES (1.1%)
Salomon, Smith Barney Holdings
 Inc.
 6.25%, due 5/15/03.............       695,000        685,590
Sears Roebuck Acceptance Corp.
 Medium-Term Note
 Series IV
 6.36%, due 12/4/01.............     1,360,000      1,359,306
                                                 ------------
                                                    2,044,896
                                                 ------------
FOOD, BEVERAGE & TOBACCO (1.6%)
Coca-Cola Enterprises Inc.
 6.95%, due 11/15/26............     2,205,000      2,101,365
Seagram, Joseph E. & Sons Inc.
 5.79%, due 4/15/01.............       880,000        871,429
                                                 ------------
                                                    2,972,794
                                                 ------------
HEAVY DUTY TRUCKS (0.5%)
Dana Corp.
 7.00%, due 3/1/29..............     1,020,000        941,419
                                                 ------------
INDUSTRIAL (0.6%)
Vastar Resources, Inc.
 6.50%, due 4/1/09..............     1,040,000      1,007,833
                                                 ------------


-------
+  Percentages indicated are based on Fund net assets.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

BOND FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
June 30, 1999 (Unaudited)

CORPORATE BONDS(CONTINUED)
                                   PRINCIPAL
                                     AMOUNT         VALUE
                                  ------------------------
INSURANCE (0.9%)
Conseco, Inc.
 6.40%, due 6/15/01.............  $  1,680,000   $  1,647,542
                                                 ------------
INVESTMENT BANK/BROKERAGE (2.8%)
Donaldson, Lufkin & Jenrette
 Inc.
 5.875%, due 4/1/02.............     2,175,000      2,142,679
Goldman Sachs Group, Inc.
 6.65%, due 5/15/09.............     2,505,000      2,425,717
Lehman Brothers Holdings, Inc.
 6.625%, due 2/5/06.............       480,000        460,109
                                                 ------------
                                                    5,028,505
                                                 ------------
MEDIA (0.8%)
Turner Broadcasting System, Inc.
 8.375%, due 7/1/13.............     1,328,000      1,431,225
                                                 ------------
OIL -- INTEGRATED INTERNATIONAL (0.8%)
Conoco, Inc.
 6.95%, due 4/15/29.............     1,525,000      1,429,687
                                                 ------------
REAL ESTATE INVESTMENT MORTGAGE (0.9%)
Mack-Cali Realty L.P.
 7.00%, due 3/15/04.............     1,630,000      1,608,060
                                                 ------------
TELECOMMUNICATION SERVICES (0.9%)
Sprint Capital Corp.
 6.875%, due 11/15/28...........     1,840,000      1,681,300
                                                 ------------
TOBACCO (1.6%)
RJ Reynolds Tobacco Holdings,
 Inc.
 7.750%, due 5/15/06 (a)........     3,075,000      2,951,785
                                                 ------------
TRANSPORTATION (3.5%)
Atlas Air, Inc.
 Series 1999-1C
 8.77%, due 1/2/11..............     2,325,000      2,292,869
Federal Express Corp.
 Series 1998-1A
 6.72%, due 1/15/22.............     2,494,262      2,404,493
Northwest Airlines Corp.
 Series 1999-1B
 7.36%, due 2/1/20..............     1,810,000      1,743,030
                                                 ------------
                                                    6,440,392
                                                 ------------
Total Corporate Bonds
 (Cost $45,218,205).............                   43,606,536
                                                 ------------
MORTGAGE-BACKED SECURITIES (7.1%)
COMMERCIAL MORTGAGE LOANS
 (COLLATERALIZED MORTGAGE OBLIGATION) (7.1%)
Asset Securitization Corp.
 Series 1997-MD7 Class A1B
 7.41%, due 1/13/30.............     3,685,000      3,769,976

                                   PRINCIPAL
                                     AMOUNT         VALUE

                                  ------------------------
COMMERCIAL MORTGAGE LOANS
 (COLLATERALIZED MORTGAGE
 OBLIGATIONS) (Continued)
DLJ Commercial Mortgage Corp.
 Series 1999-CG2 Class A1A
 6.88%, due 7/10/08.............  $  1,675,000   $  1,695,770
LB Commercial Conduit
 Mortgage Trust
 Series 1998-C4 Class A1B
 6.21%, due 10/15/35............     1,595,000      1,519,939
 Series 1999-C1 Class A2
 6.78%, due 10/15/30............     1,615,000      1,596,654
Merrill Lynch Mortgage
 Investors, Inc.
 Series 1995-C2 Class A1
 7.1752%, due 6/15/21 (b).......     1,128,538      1,134,260
Nationslink Funding Corp.
 Series 1999-1 Class A2
 6.316%, due 1/20/31............     2,170,000      2,083,070
SASCO Floating Rate
 Commercial Mortgage Trust
 Series 1998-C3A Class A1
 5.6425%, due 6/25/15 (a)(b)....     1,133,579      1,133,579
                                                 ------------
Total Mortgage-Backed Securities
 (Cost $13,091,705).............                   12,933,248
                                                 ------------
U.S. GOVERNMENT &
FEDERAL AGENCIES (53.7%)
FEDERAL NATIONAL MORTGAGE ASSOCIATION (11.1%)
 5.125%, due 2/13/04............     9,735,000      9,327,688
 5.625%, due 3/15/01............     6,435,000      6,430,817
 6.375%, due 6/15/09 (c)........     4,545,000      4,523,320
                                                 ------------
                                                   20,281,825
                                                 ------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (MORTGAGE
 PASS-THROUGH SECURITY) (1.6%)
 8.00%, due 11/25/28............     2,858,308      2,945,858
                                                 ------------
UNITED STATES TREASURY BONDS (11.8%)
 5.250%, due 11/15/28 (c).......     5,470,000      4,848,663
 6.125%, due 11/15/27...........       135,000        134,093
 7.625%, due 2/15/25............       880,000      1,037,986
 8.875%, due 8/15/17............     7,484,000      9,560,810
 9.25%, due 2/15/16 (c).........     4,635,000      6,037,087
                                                 ------------
                                                   21,618,639
                                                 ------------
UNITED STATES TREASURY NOTES (29.2%)
 5.375%, due 6/30/03 (c)........     8,205,000      8,106,294
 5.50%, due 5/15/09 (c).........    11,725,000     11,453,801
 5.625%, due 11/30/00...........     4,830,000      4,842,848
 6.25%, due 2/28/02-2/15/03.....    24,405,000     24,800,522

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                       MAINSTAY
                                                       INSTITUTIONAL FUNDS INC.

U.S. GOVERNMENT &
FEDERAL AGENCIES (CONTINUED)
                                   PRINCIPAL
                                     AMOUNT         VALUE
                                  ------------------------
UNITED STATES TREASURY NOTES (Continued)
 6.625%, due 5/15/07............  $  1,225,000   $  1,275,727
 6.875%, due 5/15/06............     2,665,000      2,805,739
                                                 ------------
                                                   53,284,931
                                                 ------------
Total U.S. Government &
 Federal Agencies
 (Cost $100,399,040)............                   98,131,253
                                                 ------------
YANKEE BONDS (2.4%)
ELECTRIC UTILITIES (0.7%)
United Utilities PLC
 6.45%, due 4/01/08.............     1,425,000      1,341,381
                                                 ------------
MULTI-INDUSTRIAL (0.9%)
Tyco International Group S.A.
 7.00%, due 6/15/28.............     1,655,000      1,542,956
                                                 ------------
SPECIALIZED SERVICES (0.8%)
WPP Finance (USA) Corp.
 6.625%, due 7/15/05............     1,615,000      1,532,393
                                                 ------------
Total Yankee Bonds
 (Cost $4,759,574)..............                    4,416,730
                                                 ------------
Total Long-Term Investments
 (Cost $184,112,003)............                  179,402,505
                                                 ------------

                                   PRINCIPAL
                                     AMOUNT         VALUE
                                  ------------------------
SHORT-TERM
INVESTMENT (0.5%)
COMMERCIAL PAPER (0.5%)
KFW International Finance Inc.
 5.70%, due 7/1/99..............  $    895,000   $    895,000
                                                 ------------
Total Short-Term Investment
 (Cost $895,000)................                      895,000
                                                 ------------
Total Investments
 (Cost $185,007,003) (d)........          98.7%   180,297,505(e)
Cash and Other Assets,
 Less Liabilities...............           1.3      2,397,821
                                   -----------   ------------
Net Assets......................         100.0%  $182,695,326
                                   ===========   ============

------------
(a) May be sold to institutional investors only.
(b) Floating rate. Rate shown is the rate in effect at June 30, 1999.
(c) Represents securities out on loan or a portion of which is out on loan. (See
    Note 2N)
(d) The cost stated also represents the aggregate cost for Federal income tax purposes.
(e) At June 30, 1999 net unrealized depreciation was $4,709,498, based on cost for Federal income tax purposes. This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $64,237 and aggregate gross unrealized depreciation for all investments on which there was an excess of cost over market value of $4,773,735.


  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

BOND FUND

STATEMENT OF ASSETS AND LIABILITIES
As of June 30, 1999 (Unaudited)

ASSETS:
  Investment in securities, at value
    (identified cost $185,007,003).......   $180,297,505
  Cash...................................          4,775
  Collateral held for securities loaned
    at value (Note 2N)...................     49,096,138
  Receivables:
    Investment securities sold...........      4,474,711
    Interest.............................      2,758,193
    Fund shares sold.....................        187,381
                                            ------------
        Total assets.....................    236,818,703
                                            ------------
LIABILITIES:
  Securities lending collateral, at value
    (Note 2N)............................     49,096,138
  Payables:
    Investment securities purchased......      4,866,118
    MainStay Management..................         94,698
    Custodian............................         15,659
    Fund shares redeemed.................          4,888
    Transfer agent.......................          2,308
  Accrued expenses.......................         43,568
                                            ------------
        Total liabilities................     54,123,377
                                            ------------
  Net assets.............................   $182,695,326
                                            ============
COMPOSITION OF NET ASSETS:
  Capital stock (par value of $.001 per
    share)
    1 billion shares authorized
    Institutional Class..................   $     18,423
    Institutional Service Class..........            438
  Additional paid-in capital.............    193,077,378
  Accumulated undistributed net
    investment income....................      5,111,373
  Accumulated net realized loss on
    investments..........................    (10,802,788)
  Net unrealized depreciation on
    investments..........................     (4,709,498)
                                            ------------
  Net assets.............................   $182,695,326
                                            ============
Institutional Class
  Net assets applicable to outstanding
    shares...............................   $178,469,483
                                            ============
  Shares of capital stock outstanding....     18,422,790
                                            ============
  Net asset value per share
    outstanding..........................   $       9.69
                                            ============
Institutional Service Class
  Net assets applicable to outstanding
    shares...............................   $  4,225,843
                                            ============
  Shares of capital stock outstanding....        438,395
                                            ============
  Net asset value per share
    outstanding..........................   $       9.64
                                            ============

STATEMENT OF OPERATIONS
For the six months ended June 30, 1999 (Unaudited)

INVESTMENT INCOME:
  Income:
    Interest.............................   $  5,812,631
                                            ------------
  Expenses:
    Management...........................        697,173
    Custodian............................         29,105
    Professional.........................         21,163
    Transfer agent.......................         14,887
    Registration.........................         10,077
    Miscellaneous........................          7,994
    Shareholder communication............          7,797
    Service..............................          5,695
    Directors............................          2,124
                                            ------------
        Total expenses before
          reimbursement..................        796,015
    Expense reimbursement from Manager...        (93,147)
                                            ------------
        Net expenses.....................        702,868
                                            ------------
  Net investment income..................      5,109,763
                                            ------------
REALIZED AND UNREALIZED LOSS ON
  INVESTMENTS:
  Net realized loss on investments.......     (3,529,438)
  Net change in unrealized appreciation
    on investments.......................     (5,942,833)
                                            ------------
  Net realized and unrealized loss on
    investments..........................     (9,472,271)
                                            ------------
  Net decrease in net assets resulting
    from operations......................   $ (4,362,508)
                                            ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                  MAINSTAY
                                                  INSTITUTIONAL FUNDS INC.

BOND FUND
STATEMENT OF CHANGES IN NET ASSETS
For the six months ended June 30, 1999 (Unaudited) and the year ended December 31, 1998

                                                                   1999             1998
                                                              --------------   --------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income...................................  $    5,109,763   $   10,198,132
    Net realized gain (loss) on investments.................      (3,529,438)       5,448,970
    Net change in unrealized appreciation on investments....      (5,942,833)      (1,510,793)
                                                              --------------   --------------
    Net increase (decrease) in net assets resulting from
     operations.............................................      (4,362,508)      14,136,309
                                                              --------------   --------------
  Dividends to shareholders:
    From net investment income:
      Institutional Class...................................              --       (9,963,260)
      Institutional Service Class...........................              --         (233,262)
                                                              --------------   --------------
        Total dividends to shareholders.....................              --      (10,196,522)
                                                              --------------   --------------
  Capital share transactions:
    Net proceeds from sale of shares:
      Institutional Class...................................       9,195,147       27,884,675
      Institutional Service Class...........................       4,061,241        4,359,791
    Net asset value of shares issued to shareholders in
     reinvestment of dividends:
      Institutional Class...................................              --        9,817,383
      Institutional Service Class...........................              --          181,161
                                                              --------------   --------------
                                                                  13,256,388       42,243,010
    Cost of shares redeemed:
      Institutional Class...................................      (8,897,963)     (43,075,789)
      Institutional Service Class...........................      (3,992,381)      (1,791,909)
                                                              --------------   --------------
      Increase (decrease) in net assets derived from capital
       share transactions...................................         366,044       (2,624,688)
                                                              --------------   --------------
      Net increase (decrease) in net assets.................      (3,996,464)       1,315,099
NET ASSETS:
  Beginning of period.......................................     186,691,790      185,376,691
                                                              --------------   --------------
  End of period.............................................  $  182,695,326   $  186,691,790
                                                              ==============   ==============
  Accumulated undistributed net investment income at end of
    period..................................................  $    5,111,373   $        1,610
                                                              ==============   ==============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

BOND FUND
FINANCIAL HIGHLIGHTS
(Selected per share data and ratios)

                                                                             INSTITUTIONAL                   INSTITUTIONAL
                                                             INSTITUTIONAL      SERVICE      INSTITUTIONAL      SERVICE
                                                                 CLASS           CLASS           CLASS           CLASS
                                                             -------------   -------------   -------------   -------------
                                                                   SIX MONTHS ENDED                   YEAR ENDED
                                                                    JUNE 30, 1999*                 DECEMBER 31, 1998
                                                             -----------------------------   -----------------------------
Net asset value at beginning of period.....................   $     9.91      $     9.88      $     9.71      $     9.68
                                                              ----------      ----------      ----------      ----------
Net investment income......................................         0.27            0.25            0.57            0.54
Net realized and unrealized gain (loss) on investments.....        (0.49)          (0.49)           0.20            0.20
                                                              ----------      ----------      ----------      ----------
Total from investment operations...........................        (0.22)          (0.24)           0.77            0.74
                                                              ----------      ----------      ----------      ----------
Less dividends from net investment income..................           --              --           (0.57)          (0.54)
                                                              ----------      ----------      ----------      ----------
Net asset value at end of period...........................   $     9.69      $     9.64      $     9.91      $     9.88
                                                              ==========      ==========      ==========      ==========
Total investment return....................................        (2.22%)(a)      (2.43%)(a)       7.93%           7.73%
Ratios (to average net assets)/Supplemental Data:
  Net investment income....................................         5.50%+          5.25%+          5.57%           5.32%
  Net expenses.............................................         0.75%+          1.00%+          0.75%           1.00%
  Expenses (before reimbursement)..........................         0.85%+          1.10%+          0.86%           1.11%
Portfolio turnover rate....................................          145%            145%            335%            335%
Net assets at end of period (in 000's).....................   $  178,469      $    4,226      $  182,402      $    4,290

------------
 *  Unaudited.
 +  Annualized.
(a) Total return is not annualized.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                  MAINSTAY
                                                  INSTITUTIONAL FUNDS INC.

                     INSTITUTIONAL                   INSTITUTIONAL                   INSTITUTIONAL
     INSTITUTIONAL      SERVICE      INSTITUTIONAL      SERVICE      INSTITUTIONAL      SERVICE      INSTITUTIONAL
         CLASS           CLASS           CLASS           CLASS           CLASS           CLASS           CLASS
     -------------   -------------   -------------   -------------   -------------   -------------   -------------
                                                YEAR ENDED DECEMBER 31
     -------------------------------------------------------------------------------------------------------------
                 1997                            1996                            1995                    1994
     -----------------------------   -----------------------------   -----------------------------   -------------
      $     9.51      $     9.49      $     9.85      $     9.83      $     8.93      $     8.93      $     9.98
      ----------      ----------      ----------      ----------      ----------      ----------      ----------
            0.61            0.59            0.62            0.60            0.68            0.67            0.72
            0.20            0.19           (0.34)          (0.34)           0.92            0.90           (1.05)
      ----------      ----------      ----------      ----------      ----------      ----------      ----------
            0.81            0.78            0.28            0.26            1.60            1.57           (0.33)
      ----------      ----------      ----------      ----------      ----------      ----------      ----------
           (0.61)          (0.59)          (0.62)          (0.60)          (0.68)          (0.67)          (0.72)
      ----------      ----------      ----------      ----------      ----------      ----------      ----------
      $     9.71      $     9.68      $     9.51      $     9.49      $     9.85      $     9.83      $     8.93
      ==========      ==========      ==========      ==========      ==========      ==========      ==========
            8.57%.          8.21%           2.80%           2.62%          17.88%          17.55%          (3.31%)
            6.21%           5.96%           6.10%           5.85%           6.62%           6.37%           7.13%
            0.75%.          1.00%           0.75%           1.00%           0.75%           1.00%           0.75%
            0.85%           1.10%           0.86%           1.11%           0.86%           1.11%           0.82%
             338%            338%            398%            398%            470%            470%            478%
      $  183,846      $    1,531      $  177,009      $    1,597      $  193,518      $      749      $  202,970

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

INDEXED BOND FUND
--------------------------------------------------------------------------------

After a strong showing in 1998, the U.S. bond markets generally provided weak performance during the first half of 1999, with the yield on the 10-year Treasury rising from 4.65% on December 31, 1998, to 5.92% on June 30, 1999. The general increase in bond yields and interest rates lowered bond prices, producing a negative return for the Salomon Smith Barney Broad Investment Grade
(BIG) Bond Index(1) for the six-month period. Despite conflicting signals over whether inflation would reappear, the Federal Reserve Board moved to raise the targeted federal funds rate by 0.25% to 5.00% at the end of June.

This move was the culmination of pressures that began early in the year, as recovery in Asian markets suggested a possible tightening by the Federal Reserve Board. Meanwhile, the U.S. economy continued to fire on all cylinders. During the first quarter of 1999, the 10-year Treasury note yield rose 0.58% from its year-end 1998 level. The 2-year Treasury and 5-year Treasury were higher by 0.44% and 0.56%, respectively, and the 30-year Treasury rose by 0.53%.

During the second quarter, the U.S. bond markets continued to post weak returns, impacted by continued strength in the U.S. economy, rising oil prices, strong consumer spending, low unemployment, and a high April figure for the Consumer Price Index. As a result, the U.S. Treasury market suffered a substantial pullback, as investors began to plan for an eventual tightening by the Federal Reserve Board. Lower-rated bonds also suffered yield increases with yield spreads between corporate bonds and Treasury securities widening from 0.10% to 0.30%.

While the inflation report for May suggested that the April figure may have been an anomaly, the Federal Reserve Board's move to tighten monetary policy on June 30, 1999, was intended to make sure the economy does not get derailed by rising wages and prices.

CATEGORY-TRACKING PERFORMANCE

For the six-month period ended June 30, 1999, the MainStay Institutional Indexed Bond Fund returned -2.38% for Institutional Class shares and -2.47% for Service Class shares. Both share classes closely tracked the average Lipper(2) general U.S. government fund, which returned -2.67% for the same period.

The Fund seeks to track the BIG Bond Index, which returned -1.38% for the six months ended June 30, 1999. Since the Fund incurs fees and expenses that are not included in the BIG Bond Index, however, some underperformance should be expected. The Fund also has to account for the timing and amount of new investments and redemptions, which the BIG Bond Index does not.

In terms of other characteristics, the Fund tracked the BIG Bond Index rather closely. For example, as of June 30, 1999:

- the yield to maturity of the Fund was 6.66% versus 6.43% for the BIG Bond
  Index,

- the effective duration for the Fund was 4.78 years versus 4.88 years for the Index, and

- the average coupon for the Fund was 6.49% versus 6.73% for the Index.

MORTGAGE-LED INDEX

Overall, on a duration-adjusted basis, both mortgage-backed securities and corporate bonds outperformed Treasuries for the first half of the year, with mortgages being the best-performing sector of the BIG Bond Index. The underperformance of Treasuries reflected both a change in the Federal Reserve Board's outlook on interest rates and the unwinding of the general flight-to-quality that had followed the economic setbacks in Asia, Russia, and Brazil in 1998.

Increased liquidity and enthusiasm for corporate credit quality, coupled with strength in the U.S. economy, helped corporate bonds outperform

--------------------------------------------------------------------------------
(1) The Salomon Smith Barney Broad Investment Grade (BIG) Bond Index is an unmanaged index that is considered representative of the U.S. bond market. An investment cannot be made directly into an index.
(2) Lipper, Inc. is an independent monitor of mutual fund performance. Results do not reflect any deduction of sales charges and are based on total returns with capital gains and dividends reinvested.

Treasuries, but the corporate sector suffered as concern about sustained profitability and rather heavy supply weighed down its performance, particularly in the utility and industrial subsectors. Mortgage-backed securities benefited from strong performance among securities with higher coupons.

LOOKING AHEAD

Despite the Federal Reserve Board's neutral stance at the end of June 1999, we believe most analysts see a risk of further interest-rate increases on the horizon. At this point, however, the bond markets are generally not pricing bonds for any further rate hikes and many investors appear to be in a "wait and see" mode. All eyes will be focused on economic releases in the third quarter of 1999, as investors look for signs of continued growth or possible inflation. If there are no unpleasant surprises, we expect interest rates to remain near current levels.

Regardless of what happens to interest rates or bond prices, we will continue to seek to provide investment results that correspond to the total-return performance of fixed-income securities in the aggregate, as represented by the Salomon Smith Barney Broad Investment Grade Bond Index.

Jefferson C. Boyce
Portfolio Manager
Monitor Capital Advisors, Inc.

--------------------------------------------------------------------------------
Past performance is no guarantee of future results.

                   $10,000 INVESTED IN MAINSTAY INSTITUTIONAL
                              INDEXED BOND FUND VS
                      SALOMON SMITH BARNEY BIG BOND INDEX
                           INSTITUTIONAL CLASS SHARES
[Institutional Class Shares Graph]

12/31/90                                                                  10000.00                           10000.00
3/31/91                                                                   10220.00                           10263.00
6/30/91                                                                   10380.00                           10448.00
9/30/91                                                                   10930.00                           11043.00
12/31/91                                                                  11470.00                           11599.00
3/31/92                                                                   11334.00                           11464.00
6/30/92                                                                   11756.00                           11930.00
9/30/92                                                                   12262.00                           12444.00
12/31/92                                                                  12283.00                           12477.00
3/31/93                                                                   12788.00                           12998.00
6/30/93                                                                   13128.00                           13358.00
9/30/93                                                                   13491.00                           13710.00
12/31/93                                                                  13467.00                           13716.00
3/31/94                                                                   13066.00                           13330.00
6/30/94                                                                   12908.00                           13201.00
9/30/94                                                                   12956.00                           13272.00
12/31/94                                                                  13003.00                           13326.00
3/31/95                                                                   13637.00                           14000.00
6/30/95                                                                   14451.00                           14857.00
9/30/95                                                                   14723.00                           15137.00
12/31/95                                                                  15354.00                           15794.00
3/31/96                                                                   15032.00                           15518.00
6/30/96                                                                   15074.00                           15594.00
9/30/96                                                                   15312.00                           15886.00
12/31/96                                                                  15745.00                           16365.00
3/31/97                                                                   15640.00                           16280.00
6/30/97                                                                   16179.00                           16866.00
9/30/97                                                                   16718.00                           17426.00
12/31/97                                                                  17164.00                           17940.00
3/31/98                                                                   17420.00                           18229.00
6/30/98                                                                   17803.00                           18650.00
9/30/98                                                                   18522.00                           19424.00
12/31/98                                                                  18573.00                           19504.00
6/30/99                                                                   18131.00                           19234.00

THESE GRAPHS ASSUME A $10,000 INVESTMENT MADE ON 1/2/91.

                   $10,000 INVESTED IN MAINSTAY INSTITUTIONAL
                              INDEXED BOND FUND VS
                      SALOMON SMITH BARNEY BIG BOND INDEX
                              SERVICE CLASS SHARES
[Service Class Shares Graph]

12/31/90                                                                  10000.00                           10000.00
3/31/91                                                                   10220.00                           10263.00
6/30/91                                                                   10380.00                           10448.00
9/30/91                                                                   10930.00                           11043.00
12/31/91                                                                  11470.00                           11599.00
3/31/92                                                                   11334.00                           11464.00
6/30/92                                                                   11756.00                           11930.00
9/30/92                                                                   12262.00                           12444.00
12/31/92                                                                  12283.00                           12477.00
3/31/93                                                                   12788.00                           12998.00
6/30/93                                                                   13128.00                           13358.00
9/30/93                                                                   13491.00                           13710.00
12/31/93                                                                  13467.00                           13716.00
3/31/94                                                                   13066.00                           13330.00
6/30/94                                                                   12908.00                           13201.00
9/30/94                                                                   12956.00                           13272.00
12/31/94                                                                  13003.00                           13326.00
3/31/95                                                                   13663.00                           14000.00
6/30/95                                                                   14477.00                           14857.00
9/30/95                                                                   14723.00                           15137.00
12/31/95                                                                  15341.00                           15794.00
3/31/96                                                                   15020.00                           15518.00
6/30/96                                                                   15047.00                           15594.00
9/30/96                                                                   15285.00                           15886.00
12/31/96                                                                  15699.00                           16365.00
3/31/97                                                                   15580.00                           16280.00
6/30/97                                                                   16117.00                           16866.00
9/30/97                                                                   16639.00                           17426.00
12/31/97                                                                  17073.00                           17940.00
3/31/98                                                                   17311.00                           18229.00
6/30/98                                                                   17677.00                           18650.00
9/30/98                                                                   18392.00                           19424.00
12/31/98                                                                  18414.00                           19504.00
6/30/99                                                                   17959.00                           19234.00

                                                   TOTAL RETURN*            SEC AVERAGE ANNUAL TOTAL RETURN*
                PERFORMANCE                     AS OF JUNE 30, 1999               AS OF JUNE 30, 1999
----------------------------------------------------------------------------------------------------------------
                                                   YEAR TO DATE        ONE YEAR    FIVE YEAR    SINCE INCEPTION
----------------------------------------------------------------------------------------------------------------
Indexed Bond Fund Institutional Class                 -2.38%             1.84%       7.03%           7.25%
Indexed Bond Fund Service Class(+)                    -2.47%             1.60%       6.83%           7.13%
Average Lipper General U.S. Government Fund           -2.67%             1.48%       6.62%           6.78%
Salomon Smith Barney BIG Bond Index                   -1.38%             3.12%       7.82%           8.00%

YEAR-BY-YEAR PERFORMANCE
--------------------------------------------------------------------------------

                           INSTITUTIONAL CLASS SHARES
[PERFORMANCE CHART]

                          1991         1992         1993         1994         1995         1996         1997         1998
                         ------       ------       ------       ------       ------       ------       ------       ------

                         14.70         7.09         9.64        -3.44        18.07         2.55         9.01         8.21

                         1999 AS
                           OF
                        6/30/99
                        --------
                         -2.38

--------------------------------------------------------------------------------
* Total return reflects the annual return on an investment including appreciation and dividends or interest. Total returns shown herein include the change in share price and reinvestment of capital gain distributions and dividends, and, for the Service Class shares, include the service fee of .25% on an annualized basis of the average daily net asset value of the Service Class shares.
+ Performance figures for the Service Class, first offered to the public on 1/1/95, include the historical performance of the Institutional Class from the Fund's inception (1/2/91) up to 12/31/94. Performance figures for these two Classes after this date will vary based on differences in their expense structures.
  PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. DUE TO CURRENT MARKET VOLATILITY, PERFORMANCE MAY BE LESS THAN SHOWN. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT UPON REDEMPTION, SHARES MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.
  The Institutional Class shares and the Service Class shares are sold with no sales charge or contingent deferred sales charge. The Service Class shares, first offered 1/1/95, are subject to an annual shareholder service fee of .25%.

                                                        MAINSTAY
                                                        INSTITUTIONAL FUNDS INC.

INDEXED BOND FUND
PORTFOLIO OF INVESTMENTS
June 30, 1999 (Unaudited)

LONG-TERM INVESTMENTS (97.9%)+
CORPORATE BONDS (19.4%)
                                    PRINCIPAL
                                      AMOUNT        VALUE
                                    ----------------------
AUTOMOTIVE RENTALS (0.5%)
Hertz Corp.
 7.00%, due 7/15/03...............  $  700,000   $    703,500
                                                 ------------
AUTO LEASING (0.7%)
Ryder System Inc.
 9.875%, due 5/15/17..............   1,000,000      1,131,250
                                                 ------------
BANKS (0.6%)
First Union Corp.
 8.77%, due 11/15/04..............   1,000,000      1,010,000
                                                 ------------
BROADCAST/MEDIA (2.7%)
Cox Communications, Inc.
 6.50%, due 11/15/02..............   1,200,000      1,191,000
Viacom Inc.
 8.25%, due 8/1/22................   3,000,000      3,026,250
                                                 ------------
                                                    4,217,250
                                                 ------------
CHEMICALS (0.5%)
DuPont (E.I.) de Nemours & Co.
 8.125%, due 3/15/04..............     800,000        855,000
                                                 ------------
COMPUTERS & OFFICE EQUIPMENT (0.7%)
Xerox Corp.
 5.91%, due 4/1/37................   1,250,000      1,129,687
                                                 ------------
ENTERTAINMENT (0.4%)
Walt Disney Co. (The)
 6.75%, due 3/30/06...............     600,000        602,250
                                                 ------------
FINANCE (3.2%)
American Express Credit Corp.
 8.70%, due 6/15/10...............   2,000,000      1,997,500
Commercial Credit Co.
 8.70%, due 6/15/10...............     450,000        503,438
KFW International Finance Inc.
 9.125%, due 5/15/01..............     500,000        525,625
Morgan Stanley Group Inc.
 7.50%, due 2/1/24................   1,000,000        960,000
Private Export Funding Corp.
 8.35%, due 1/31/01...............   1,000,000      1,036,250
                                                 ------------
                                                    5,022,813
                                                 ------------
FOOD, BEVERAGE & TOBACCO (0.4%)
Coca-Cola Enterprises, Inc.
 8.50%, due 2/1/22................     500,000        562,500
                                                 ------------
INSURANCE (1.9%)
Aetna Services Inc.
 7.625%, due 8/15/26..............   3,000,000      2,936,250
                                                 ------------

                                    PRINCIPAL
                                      AMOUNT        VALUE
                                    ----------------------

MACHINERY (0.4%)
Caterpillar, Inc.
 9.00%, due 4/15/06...............  $  500,000   $    558,750
                                                 ------------
OIL & GAS (0.3%)
Texaco Capital Inc.
 9.75%, due 3/15/20...............     350,000        443,625
                                                 ------------
PAPER & FOREST PRODUCTS (0.4%)
Scott Paper Co.
 7.00%, due 8/15/23...............     650,000        619,938
                                                 ------------
RETAIL--GENERAL MERCHANDISE (1.1%)
Limited, Inc.
 7.50%, due 3/15/23...............   1,900,000      1,695,750
                                                 ------------
SPECIAL PURPOSE ENTITY (0.7%)
Duke Capital Corp.
 6.25%, due 7/15/05...............   1,200,000      1,165,500
                                                 ------------
STEEL (0.7%)
USX Corp.
 7.20%, due 2/15/04...............   1,100,000      1,098,625
                                                 ------------
TELECOMMUNICATIONS SERVICES (2.4%)
AT&T Corp.
 8.625%, due 12/1/31..............   2,500,000      2,662,500
Sprint Corp.
 9.50%, due 4/1/03................   1,000,000      1,096,250
                                                 ------------
                                                    3,758,750
                                                 ------------
TELEPHONE INTEGRATED (0.6%)
SBC Communications Inc.
 7.375%, due 7/15/43..............   1,000,000        982,500
                                                 ------------
UTILITIES--ELECTRIC (1.2%)
Pennsylvania Power & Light Co.
 7.30%, due 3/1/24................   1,000,000        960,000
Texas Utility Electric Co.
 8.25%, due 4/1/04................     800,000        851,000
                                                 ------------
                                                    1,811,000
                                                 ------------
Total Corporate Bonds
 (Cost $31,008,031)...............                 30,304,938
                                                 ------------
INTERNATIONAL
CORPORATE BONDS (3.4%)
BANKS (3.4%)
ABN Amro Bank, NV
 Chicago Branch
 7.55%, due 6/28/06...............     800,000        817,000
Bayerische Landesbank
 Girozentrale
 New York Branch
 6.20%, due 2/9/06................   2,900,000      2,773,125

------------
+ Percentages indicated are based on Fund net assets.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

INDEXED BOND FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
June 30, 1999 (Unaudited)

INTERNATIONAL
CORPORATE BONDS (CONTINUED)
                                    PRINCIPAL
                                      AMOUNT        VALUE
                                    ----------------------
BANKS (Continued)
International Bank for
 Reconstruction & Development
 (zero coupon), due 3/11/31.......  $4,000,000   $    480,000
 7.125%, due 9/27/99..............   1,200,000      1,204,500
                                                 ------------
Total International Corporate
 Bonds
 (Cost $5,376,583)................                  5,274,625
                                                 ------------
U.S. GOVERNMENT &
FEDERAL AGENCIES (72.4%)
FEDERAL HOME LOAN BANK
 (MEDIUM TERM NOTE) (1.0%)
 8.00%, due 9/11/01...............   1,400,000      1,459,500
                                                 ------------
FEDERAL HOME LOAN MORTGAGE CORPORATION (0.7%)
 6.45%, due 4/29/09...............   1,100,000      1,064,954
                                                 ------------
FEDERAL HOME LOAN MORTGAGE CORPORATION (MORTGAGE PASS-THROUGH
 SECURITIES) (8.2%)
 6.00%, due 9/1/02-6/1/25.........   2,708,775      2,597,058
 6.50%, due 10/1/01-3/1/27........   6,148,001      6,042,609
 7.00%, due 8/1/03-12/1/27........   2,423,654      2,408,323
 7.50%, due 9/1/11-3/1/27.........   1,358,009      1,376,031
 8.00%, due 7/1/26................     384,528        394,499
                                                 ------------
                                                   12,818,520
                                                 ------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION (0.6%)
 (zero coupon), due 7/5/14........   2,500,000        943,225
                                                 ------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION (MEDIUM TERM NOTE)
 (0.3%)
 5.83%, due 12/10/99..............     500,000        501,060
                                                 ------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION (MORTGAGE PASS-THROUGH
 SECURITIES) (17.3%)
 5.50%, due 3/1/05................   1,180,851      1,126,237
 6.00%, due 5/1/29................   6,094,457      5,724,950
 6.50%, due 7/1/03-2/1/28.........  10,106,459      9,800,972
 7.00%, due 5/1/11-11/1/26........   3,619,774      3,605,715
 7.50%, due 11/1/26-1/1/28........   1,395,232      1,409,616
 8.00%, due 7/1/07-4/1/27.........   3,849,939      3,948,704
 9.50%, due 3/1/16-9/1/19.........   1,303,208      1,390,353
                                                 ------------
                                                   27,006,547
                                                 ------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION I (MORTGAGE
 PASS-THROUGH SECURITIES) (6.6%)
 6.00%, due 10/15/28-12/15/28.....   4,006,886      3,747,680
 6.50%, due 2/15/29-3/15/29.......   1,500,149      1,443,893
 7.00%, due 3/15/07-12/15/27......   2,377,272      2,361,610
 7.50%, due 8/15/08-11/15/26......   1,820,240      1,845,014
 8.00%, due 6/15/26-9/15/27.......     344,224        353,580
 8.50%, due 7/15/26-11/15/26......     425,414        445,089
                                                 ------------
                                                   10,196,866
                                                 ------------

                                    PRINCIPAL
                                      AMOUNT        VALUE
                                    ----------------------
TENNESSEE VALLEY AUTHORITY (0.7%)
Power Board 1994 Series A
 7.85%, due 6/15/44...............  $1,000,000   $  1,046,250
                                                 ------------
UNITED STATES TREASURY BONDS (12.3%)
 7.125%, due 2/15/23..............     600,000        664,728
 7.25%, due 5/15/16...............   1,500,000      1,648,950
 7.50%, due 11/15/16-11/15/24.....   1,200,000      1,365,444
 7.625%, due 11/15/22-2/15/25.....     800,000        938,084
 8.00%, due 11/15/21..............   1,000,000      1,203,090
 8.125%, due 8/15/19-5/15/21......   1,300,000      1,573,505
 8.50%, due 2/15/20...............     400,000        500,516
 8.75%, due 5/15/17-8/15/20.......   1,500,000      1,913,750
 8.875%, due 2/15/19..............     600,000        772,182
 9.375%, due 2/15/06..............     530,000        626,195
 9.875%, due 11/15/15.............     600,000        818,202
 10.375%, due 11/15/12............     500,000        635,490
 11.25%, due 2/15/15..............     400,000        598,400
 11.75%, due 2/15/01..............   1,700,000      1,864,645
 11.875%, due 11/15/03............     500,000        613,055
 12.75%, due 11/15/10.............     400,000        538,392
 13.125%, due 5/15/01.............   1,000,000      1,133,740
 13.375%, due 8/15/01.............   1,200,000      1,384,224
 14.25%, due 2/15/02..............     300,000        361,734
                                                 ------------
                                                   19,154,326
                                                 ------------
UNITED STATES TREASURY NOTES (23.0%)
 4.75%, due 11/15/08..............   5,000,000      4,587,050
 5.25%, due 5/15/24...............   5,000,000      4,916,501
 5.625%, due 12/31/02.............     400,000        398,560
 5.75%, due 10/31/00-8/15/03......   2,200,000      2,198,728
 6.125%, due 9/30/00-8/15/07......   2,100,000      2,120,749
 6.25%, due 4/30/01-2/15/03.......   9,200,000      9,324,747
 6.375%, due 1/15/00-8/15/02
   (a)............................   3,200,000      3,235,718
 6.50%, due 10/15/06..............   1,200,000      1,238,388
 6.75%, due 4/30/00...............     700,000        708,421
 6.875%, due 3/31/00..............   1,600,000      1,619,712
 7.50%, due 10/31/99-2/15/05......   3,750,000      3,929,910
 7.75%, due 2/15/01...............     500,000        517,595
 8.50%, due 2/15/00...............   1,100,000      1,122,715
                                                 ------------
                                                   35,918,794
                                                 ------------
UNITED STATES TREASURY NOTES (1.7%)
(Secured Stripped Bonds)
 (zero coupon), due 2/15/01.......   1,000,000        915,640
 (zero coupon), due 2/15/05.......   2,500,000      1,802,625
                                                 ------------
                                                    2,718,265
                                                 ------------
Total U.S. Government &
 Federal Agencies
 (Cost $112,955,827)..............                112,828,307(b)
                                                 ------------

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                        MAINSTAY
                                                        INSTITUTIONAL FUNDS INC.

YANKEE BONDS (2.7%)
                                    PRINCIPAL
                                      AMOUNT        VALUE
                                    ----------------------
BANKS (1.2%)
Australia & New Zealand
 Banking Group, Ltd.
 7.55%, due 9/15/06...............  $  700,000   $    708,750
Inter-American Development Bank
 6.80%, due 10/15/25..............   1,200,000      1,191,000
                                                 ------------
                                                    1,899,750
                                                 ------------
CONSUMER FINANCIAL SERVICES (0.4%)
Japan Financial Corp.
 8.70%, due 7/30/01...............     600,000        628,500
                                                 ------------
FOREIGN GOVERNMENT (0.7%)
Ontario Hydro
 7.45%, due 3/31/13...............     500,000        523,750
Quebec (Province of)
 7.50%, due 7/15/23...............     600,000        612,750
                                                 ------------
                                                    1,136,500
                                                 ------------
UTILITIES--TELEPHONE (0.4%)
Nortel Networks Corp.
 8.75%, due 6/12/01...............     500,000        523,750
                                                 ------------
Total Yankee Bonds
 (Cost $4,173,930)................                  4,188,500
                                                 ------------
Total Long-Term Investments
 (Cost $153,514,371)..............                152,596,370
                                                 ------------
SHORT-TERM INVESTMENTS (0.8%)
                                    PRINCIPAL
                                      AMOUNT        VALUE
                                    ----------------------
U.S. GOVERNMENT (0.8%)
United States Treasury Bills
 4.56%, due 9/16/99 (a)...........     200,000        198,041
 4.56%, due 9/23/99 (a)...........   1,100,000      1,088,164
                                                 ------------
Total Short-Term Investments
 (Cost $1,286,205)................                  1,286,205
                                                 ------------
Total Investments
 (Cost $154,800,576) (c)..........        98.7%   153,882,575(d)
Cash and Other Assets,
 Less Liabilities.................         1.3      2,023,682
                                     ---------   ------------
Net Assets........................       100.0%  $155,906,257
                                     =========   ============

FUTURES CONTRACTS (0.0%)(e)
                              CONTRACTS      UNREALIZED
                                LONG       APPRECIATION(f)
                              ----------------------------
United States Treasury Note
 September 1999 (5 Year)....       7          $  5,289
United States Treasury Note
 September 1999 (10 Year)...       3             3,611
United States Treasury Bond
 September 1999 (30 Year)...       2             2,292
                                              --------
Total Futures Contracts
 (Settlement Value
 $1,480,661)................                  $ 11,192
                                              ========

------------
(a) Segregated or partially segregated as collateral for futures contracts.
(b) The combined market value of U.S. Government and Federal Agencies Investments and the value of securities purchased under U.S. Treasury futures contracts represents 74.1% of net assets.
(c) The cost stated also represents the aggregate cost for Federal income tax purposes.
(d) At June 30, 1999, net unrealized depreciation was $918,001, based on cost for Federal income tax purposes. This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $2,159,583 and aggregate unrealized depreciation for all investments on which there was an excess of cost over market value of $3,077,584.
(e) Less than one tenth of a percent.
(f) Represents the difference between the value of the contracts at the time they were opened and the value at June 30, 1999.


  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

INDEXED BOND FUND

STATEMENT OF ASSETS AND LIABILITIES
As of June 30, 1999 (Unaudited)

ASSETS:
  Investment in securities, at value
    (identified cost $154,800,576).......   $153,882,575
  Cash...................................         23,406
  Receivables:
    Interest.............................      2,089,675
    Investment securities sold...........      1,384,487
    Fund shares sold.....................          2,764
  Variation margin on futures
    contracts............................          9,469
                                            ------------
        Total assets.....................    157,392,376
                                            ------------
LIABILITIES:
  Payables:
    Investment securities purchased......      1,190,484
    Fund shares redeemed.................        177,150
    MainStay Management..................         47,972
    Custodian............................         11,511
    Transfer agent.......................          2,188
  Accrued expenses.......................         56,814
                                            ------------
        Total liabilities................      1,486,119
                                            ------------
  Net assets.............................   $155,906,257
                                            ============
COMPOSITION OF NET ASSETS:
  Capital stock (par value of $.001 per
    share)
    1 billion shares authorized
    Institutional Class..................   $     14,248
    Institutional Service Class..........            364
  Additional paid-in capital.............    154,846,362
  Accumulated undistributed net
    investment income....................      5,168,358
  Accumulated net realized loss on
    investments..........................     (3,216,266)
  Net unrealized depreciation on
    investments..........................       (906,809)
                                            ------------
  Net assets.............................   $155,906,257
                                            ============
Institutional Class
  Net assets applicable to outstanding
    shares...............................   $152,029,065
                                            ============
  Shares of capital stock outstanding....     14,247,829
                                            ============
  Net asset value per share
    outstanding..........................   $      10.67
                                            ============
Institutional Service Class
  Net assets applicable to outstanding
    shares...............................   $  3,877,192
                                            ============
  Shares of capital stock outstanding....        363,877
                                            ============
  Net asset value per share
    outstanding..........................   $      10.65
                                            ============

STATEMENT OF OPERATIONS
For the six months ended June 30, 1999 (Unaudited)

INVESTMENT INCOME:
  Income:
    Interest.............................   $  5,575,674
                                            ------------
  Expenses:
    Management...........................        402,555
    Professional.........................         20,104
    Custodian............................         19,173
    Registration.........................         15,317
    Transfer agent.......................         14,304
    Pricing Service......................         10,364
    Shareholder communication............          6,724
    Service..............................          4,761
    Directors............................          1,842
    Miscellaneous........................          6,636
                                            ------------
        Total expenses before
          reimbursement..................        501,780
    Expense reimbursement from Manager...        (94,464)
                                            ------------
        Net expenses.....................        407,316
                                            ------------
  Net investment income..................      5,168,358
                                            ------------
REALIZED AND UNREALIZED
  LOSS ON INVESTMENTS:
  Net realized loss from:
    Security transactions................     (1,165,366)
    Futures transactions.................       (415,216)
                                            ------------
  Net realized loss on investments.......     (1,580,582)
                                            ------------
  Net change in unrealized appreciation
    on investments:
    Security transactions................     (7,457,382)
    Futures transactions.................         24,945
                                            ------------
  Net unrealized loss on investments.....     (7,432,437)
                                            ------------
  Net realized and unrealized loss on
    investments..........................     (9,013,019)
                                            ------------
  Net decrease in net assets resulting
    from operations......................   $ (3,844,661)
                                            ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                  MAINSTAY
                                                  INSTITUTIONAL FUNDS INC.

INDEXED BOND FUND
STATEMENT OF CHANGES IN NET ASSETS
For the six months ended June 30, 1999 (Unaudited) and the year ended December 31, 1998

                                                                   1999             1998
                                                              --------------   --------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income...................................  $    5,168,358   $    9,484,561
    Net realized loss on investments........................      (1,580,582)         (67,058)
    Net change in unrealized appreciation on investments....      (7,432,437)       2,292,755
                                                              --------------   --------------
    Net increase (decrease) in net assets resulting from
     operations.............................................      (3,844,661)      11,710,258
                                                              --------------   --------------
  Dividends to shareholders:
    From net investment income:
      Institutional Class...................................              --       (9,236,677)
      Institutional Service Class...........................              --         (219,665)
                                                              --------------   --------------
        Total dividends to shareholders.....................              --       (9,456,342)
                                                              --------------   --------------
  Capital share transactions:
    Net proceeds from sale of shares:
      Institutional Class...................................      20,950,111       61,976,290
      Institutional Service Class...........................         687,331        1,367,196
    Net asset value of shares issued to shareholders in
     reinvestment of dividends:
      Institutional Class...................................              --        9,210,122
      Institutional Service Class...........................              --          219,629
                                                              --------------   --------------
                                                                  21,637,442       72,773,237
    Cost of shares redeemed:
      Institutional Class...................................     (21,415,501)     (35,070,585)
      Institutional Service Class...........................        (595,794)        (768,339)
                                                              --------------   --------------
      Increase (decrease) in net assets derived from capital
       share transactions...................................        (373,853)      36,934,313
                                                              --------------   --------------
      Net increase (decrease) in net assets.................      (4,218,514)      39,188,229
NET ASSETS:
  Beginning of period.......................................     160,124,771      120,936,542
                                                              --------------   --------------
  End of period.............................................  $  155,906,257   $  160,124,771
                                                              ==============   ==============
  Accumulated undistributed net investment income at end of
    period..................................................  $    5,168,358   $           --
                                                              ==============   ==============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

INDEXED BOND FUND
FINANCIAL HIGHLIGHTS
(Selected per share data and ratios)

                                                                            INSTITUTIONAL                      INSTITUTIONAL
                                                            INSTITUTIONAL      SERVICE         INSTITUTIONAL      SERVICE
                                                                CLASS           CLASS              CLASS           CLASS
                                                            -------------   -------------      -------------   -------------
                                                                  SIX MONTHS ENDED                      YEAR ENDED
                                                                   JUNE 30, 1999*                    DECEMBER 31, 1998
                                                            -----------------------------      -----------------------------
Net asset value at beginning of period....................   $    10.93      $    10.92         $    10.74      $    10.74
                                                             ----------      ----------         ----------      ----------
Net investment income.....................................         0.35            0.34               0.69            0.66
Net realized and unrealized gain (loss) on investments....        (0.61)          (0.61)              0.19            0.18
                                                             ----------      ----------         ----------      ----------
Total from investment operations..........................        (0.26)          (0.27)              0.88            0.84
                                                             ----------      ----------         ----------      ----------
Less dividends and distributions:
From net investment income................................           --              --              (0.69)          (0.66)
From net realized gain on investments.....................           --              --                 --              --
                                                             ----------      ----------         ----------      ----------
Total dividends and distributions.........................           --              --              (0.69)          (0.66)
                                                             ----------      ----------         ----------      ----------
Net asset value at end of period..........................   $    10.67      $    10.65         $    10.93      $    10.92
                                                             ==========      ==========         ==========      ==========
Total investment return...................................        (2.38%)(a)       (2.47%)(a)         8.21%           7.86%
Ratios (to average net assets)/Supplemental Data:
  Net investment income...................................         6.43%+          6.18%+             6.37%           6.12%
  Net expenses............................................         0.50%+          0.75%+             0.50%           0.75%
  Expenses (before reimbursement).........................         0.62%+          0.87%+             0.65%           0.90%
Portfolio turnover rate...................................           25%             25%                14%             14%
Net assets at end of period (in 000's)....................   $  152,029      $    3,877         $  156,244      $    3,881

------------
 *  Unaudited.
 +  Annualized.
(a) Total return is not annualized.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                  MAINSTAY
                                                  INSTITUTIONAL FUNDS INC.

                     INSTITUTIONAL                   INSTITUTIONAL                   INSTITUTIONAL
     INSTITUTIONAL      SERVICE      INSTITUTIONAL      SERVICE      INSTITUTIONAL      SERVICE      INSTITUTIONAL
         CLASS           CLASS           CLASS           CLASS           CLASS           CLASS           CLASS
     -------------   -------------   -------------   -------------   -------------   -------------   -------------
                                                YEAR ENDED DECEMBER 31
     -------------------------------------------------------------------------------------------------------------
                 1997                            1996                            1995                    1994
     -----------------------------   -----------------------------   -----------------------------   -------------
      $    10.52      $    10.52      $    10.99      $    10.99      $    10.06      $    10.06      $    11.08
      ----------      ----------      ----------      ----------      ----------      ----------      ----------
            0.73            0.70            0.76            0.74            0.82            0.81            0.65
            0.22            0.22           (0.48)          (0.48)           1.00            1.00           (1.03)
      ----------      ----------      ----------      ----------      ----------      ----------      ----------
            0.95            0.92            0.28            0.26            1.82            1.81           (0.38)
      ----------      ----------      ----------      ----------      ----------      ----------      ----------
           (0.73)          (0.70)          (0.75)          (0.73)          (0.82)          (0.81)          (0.64)
              --              --              --              --           (0.07)          (0.07)             --
      ----------      ----------      ----------      ----------      ----------      ----------      ----------
           (0.73)          (0.70)          (0.75)          (0.73)          (0.89)          (0.88)          (0.64)
      ----------      ----------      ----------      ----------      ----------      ----------      ----------
      $    10.74      $    10.74      $    10.52      $    10.52      $    10.99      $    10.99      $    10.06
      ==========      ==========      ==========      ==========      ==========      ==========      ==========
            9.01%.          8.75%           2.55%           2.34%          18.07%          17.97%          (3.44%)
            6.60%           6.35%           6.21%           5.96%           6.38%           6.13%           6.13%
            0.50%.          0.75%           0.50%           0.75%           0.50%           0.75%           0.50%
            0.65%           0.90%           0.65%           0.90%           0.63%           0.88%           0.61%
              32%             32%            312%            312%            284%            284%            274%
      $  117,922      $    3,015      $  109,482      $    2,764      $  163,219      $      471      $  169,404

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

INTERNATIONAL BOND FUND
--------------------------------------------------------------------------------

During the first half of 1999, international bond markets were influenced by a wide variety of forces. The Brazilian real's devaluation in January and signs of a Japanese market recovery signaled the end of a two-year global economic crisis. Commodity prices for oil, natural gas, lumber, and copper rose, which was positive for stocks but negative for bonds, as inflationary concerns resurfaced.

The European Central Bank eased interest rates by a half of a percent during the first half of the year from 3% to 2.5% to reduce economic malaise. Although the end of the war in Kosovo had a positive impact, the eleven European members of North Atlantic Treaty Organization (NATO) expressed concern over the cost of reconstruction. In the U.S., the Federal Reserve Board's May announcement of a bias toward raising interest rates was followed by a move to raise rates at the end of June. Meanwhile, the U.S. dollar charged ahead versus other currencies, as Japan struggled to get its economic footing and European growth lagged behind expectations.

FACING A CHALLENGING MARKET ENVIRONMENT

For the six months ended June 30, 1999, the MainStay Institutional International Bond Fund returned -9.19% for Institutional Class shares and -9.22% for Service Class shares. Both share classes underperformed the -6.14% return of the average Lipper(1) international income fund for the first half of 1999. The Fund also lagged the Salomon Smith Barney Non-U.S. Dollar World Government Bond Index,(2) which returned -9.11% during the same period.

The Fund underperformed largely due to its underweighted position in Japanese government bonds, which rose 2.5% in local-currency terms during the first half of the year, and due to the strength of the U.S. dollar versus foreign currencies.

STRATEGIC DECISIONS

The Fund maintained a close-to-neutral duration(3) throughout the first half of the year. It held long-duration bonds in Europe and short-duration bonds in Japan and dollar-bloc countries Australia and Canada. As European bonds rallied following the European Central Bank rate cut, however, we reduced the Fund's long European duration to neutral. While duration decisions had a mixed impact on Fund performance, on average the result was positive. The Fund's duration strategy in Europe helped during the first quarter, and holding shorter-duration bonds in dollar-bloc countries has been successful throughout the first half of 1999.

Excessive supply in the Japanese government bond market presented opportunities to add these securities to the Fund's portfolio, and the Fund increased its position in Japanese government bonds from 0% to 18% of net assets by the end of June. Despite their low nominal yields, Japanese government bonds were the Fund's best performers in the first half of the year. Unfortunately, the Fund remains underweighted in Japan relative to its benchmark, which detracted from the Fund's relative performance. On the other hand, remaining underweighted in the Japanese yen during the first half of 1999 added significantly to the Fund's performance.

In Europe, the Fund tried to capitalize on markets that needed to ease monetary policy. As a result, it was overweighted in the U.K. and occasionally held positions in Norwegian bonds. While Norway was among the best-performing markets in the first quarter, U.K. bonds were laggards throughout the first half of 1999, despite easing by the Bank of England. The Fund

--------------------------------------------------------------------------------
(1) Lipper, Inc. is an independent monitor of mutual fund performance. Results do not reflect any deduction of sales charges and are based on total returns with capital gains and dividends reinvested.
(2) The Salomon Smith Barney Non-U.S. Dollar World Government Bond Index is an unmanaged index generally considered to be representative of the world bond market. An investment cannot be made directly into an index.
(3) Duration is a measure of price sensitivity, which adjusts for the time value of the payments investors will receive and which takes into account both interest and principal payments. Duration is a better gauge of interest-rate sensitivity than average maturity alone.
(4) Euroland refers to the countries participating in European Monetary Union, a system that allows several European nations to operate with a common currency.

was underweighted in the three- to seven-year portion of the Euroland(4) yield curve, which detracted from performance when this sector outperformed both shorter- and longer-term bonds.

The Fund also dramatically reduced its exposure to nongovernment bonds. Issues such as Depfa Pfandbriefe eurobonds and European Investment Bank sterling bonds were liquidated when their spreads contracted to historical norms. Since the bonds were originally purchased at much wider spreads, the impact of the sales was positive. We also used the recovery in emerging market debt to sell certain of the Fund's nongovernment bond positions at prices well above their earlier lows. This had a positive impact on the Fund's performance.

LOOKING AHEAD

Going forward, we are cautiously defensive. We will continue to focus on Japan, using its growth as a measure of the health of the global economy, the direction of monetary policy, and the speed at which policy decisions may be implemented. We believe that the U.S. dollar is becoming increasingly vulnerable as the economies of Europe and Japan continue to strengthen.

Whatever the markets may bring, the Fund will continue seeking to provide total return by investing primarily in a portfolio of non-U.S. (primarily government) debt securities.

Joseph Portera
Portfolio Manager
MacKay Shields Financial Corporation

--------------------------------------------------------------------------------
Past performance is no guarantee of future results.

--------------------------------------------------------------------------------

                   $10,000 INVESTED IN MAINSTAY INSTITUTIONAL
                           INTERNATIONAL BOND FUND VS
           SALOMON SMITH BARNEY NON-US DOLLAR WORLD GOV'T BOND INDEX
                           INSTITUTIONAL CLASS SHARES
[Institutional Class Shares Graph]

                                                                                                  SALOMON SMITH BARNEY NON-U.S.
                                                                  INTERNATIONAL BOND FUND          DOLLAR WORLD GOVT BOND INDEX
                                                                  -----------------------         -----------------------------
1/31/90                                                                   10000.00                           10000.00
3/31/91                                                                   10318.00                           11174.00
6/30/91                                                                    9969.00                           11092.00
9/30/91                                                                   10831.00                           12275.00
12/31/91                                                                  11868.00                           13561.00
3/31/92                                                                   11420.00                           12905.00
6/30/92                                                                   12478.00                           14117.00
9/30/92                                                                   13133.00                           15160.00
12/31/92                                                                  12779.00                           14208.00
3/31/93                                                                   13608.00                           15053.00
6/30/93                                                                   14045.00                           15491.00
9/30/93                                                                   14381.00                           16326.00
12/31/93                                                                  14640.00                           16357.00
3/31/94                                                                   14701.00                           16675.00
6/30/94                                                                   14785.00                           16958.00
9/30/94                                                                   15048.00                           17238.00
12/31/94                                                                  15094.00                           17336.00
3/31/95                                                                   16287.00                           19840.00
6/30/95                                                                   16800.00                           20810.00
9/30/95                                                                   17011.00                           20304.00
12/31/95                                                                  17881.00                           20726.00
3/31/96                                                                   18185.00                           20376.00
6/30/96                                                                   18778.00                           20458.00
9/30/96                                                                   19611.00                           21125.00
12/31/96                                                                  20441.00                           21572.00
3/31/97                                                                   19889.00                           20326.00
6/30/97                                                                   20589.00                           20901.00
9/30/97                                                                   21160.00                           20945.00
12/31/97                                                                  20978.00                           20654.00
3/31/98                                                                   21228.00                           20738.00
6/30/98                                                                   21666.00                           21085.00
9/30/98                                                                   23044.00                           23111.00
12/31/98                                                                  23606.00                           24329.00
6/30/99                                                                   21437.00                           22112.00

THE GRAPHS ASSUME A $10,000 INVESTMENT MADE ON 1/31/90.(+)

                   $10,000 INVESTED IN MAINSTAY INSTITUTIONAL
                           INTERNATIONAL BOND FUND VS
           SALOMON SMITH BARNEY NON-US DOLLAR WORLD GOV'T BOND INDEX
                              SERVICE CLASS SHARES
[Service Class Shares Graph]

                                                                    SERVICE CLASS SHARES             SB NON-US$ WD GV BD INDX
                                                                    --------------------             ------------------------
1/31/90                                                                   10000.00                           10000.00
3/31/91                                                                   10318.00                           11174.00
6/30/91                                                                    9969.00                           11092.00
9/30/91                                                                   10831.00                           12275.00
12/31/91                                                                  11868.00                           13561.00
3/31/92                                                                   11420.00                           12905.00
6/30/92                                                                   12478.00                           14117.00
9/30/92                                                                   13133.00                           15160.00
12/31/92                                                                  12779.00                           14208.00
3/31/93                                                                   13608.00                           15053.00
6/30/93                                                                   14045.00                           15491.00
9/30/93                                                                   14381.00                           16326.00
12/31/93                                                                  14640.00                           16357.00
3/31/94                                                                   14701.00                           16675.00
6/30/94                                                                   14785.00                           16958.00
9/30/94                                                                   15048.00                           17238.00
12/31/94                                                                  15094.00                           17336.00
3/31/95                                                                   16287.00                           19840.00
6/30/95                                                                   16800.00                           20810.00
9/30/95                                                                   16996.00                           20304.00
12/31/95                                                                  17850.00                           20726.00
3/31/96                                                                   18155.00                           20376.00
6/30/96                                                                   18716.00                           20458.00
9/30/96                                                                   19549.00                           21125.00
12/31/96                                                                  20363.00                           21572.00
3/31/97                                                                   19793.00                           20326.00
6/30/97                                                                   20473.00                           20901.00
9/30/97                                                                   21025.00                           20945.00
12/31/97                                                                  20825.00                           20654.00
3/31/98                                                                   21074.00                           20738.00
6/30/98                                                                   21490.00                           21085.00
9/30/98                                                                   22863.00                           23111.00
12/31/98                                                                  23386.00                           24329.00
6/30/99                                                                   21230.00                           22112.00

                                                             TOTAL RETURN*           SEC AVERAGE ANNUAL TOTAL RETURN*
                     PERFORMANCE                          AS OF JUNE 30, 1999              AS OF JUNE 30, 1999
------------------------------------------------------------------------------------------------------------------------
                                                             YEAR TO DATE         ONE YEAR   FIVE YEAR  SINCE INCEPTION
------------------------------------------------------------------------------------------------------------------------
International Bond Fund Institutional Class(+)                  -9.19%             -1.06%      7.71%          8.44%
International Bond Fund Service Class(+)                        -9.22%             -1.21%      7.50%          8.32%
Average Lipper International Income Fund                        -6.14%              2.48%      6.06%          6.64%
Salomon Smith Barney Non-U.S. Dollar World                      -9.11%              4.87%      5.45%          8.80%
 Gov't Bond Index

YEAR-BY-YEAR PERFORMANCE
--------------------------------------------------------------------------------

                           INSTITUTIONAL CLASS SHARES
[PERFORMANCE CHART]

                          1991         1992         1993         1994         1995         1996         1997         1998
                         ------       ------       ------       ------       ------       ------       ------       ------

                         18.73         7.68        14.56         3.11        18.46        14.32         2.62        12.53

                         1999 AS
                           OF
                        6/30/99
                        --------
                         -9.19

--------------------------------------------------------------------------------
* Total return reflects the annual return on an investment including appreciation and dividends or interest. Total returns shown herein include the change in share price and reinvestment of capital gain distributions and dividends, and, for the Service Class Shares, include the service fee of .25% on an annualized basis of the average daily net asset value of the Service Class shares.

  PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. DUE TO CURRENT MARKET VOLATILITY, PERFORMANCE MAY BE LESS THAN SHOWN. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT UPON REDEMPTION, SHARES MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

  The Institutional Class shares and the Service Class shares are sold with no sales charge or contingent deferred sales charge. The Service Class shares, first offered 1/1/95, are subject to an annual shareholder service fee of .25%.

  The inception date of the International Bond Fund and the date such shares were first offered to the public was 1/1/95.

+ The inception date of the International Bond Fund's predecessor separate account is 1/31/90 ("Separate Account"). Performance figures, and, in the case of the graphs reflecting the investment of $10,000, investment results include the historical performance of the Separate Account for the period prior to the International Bond Fund's commencement of operations on 1/1/95. MacKay Shields Financial Corporation, the International Bond Fund's subadvisor, served as investment advisor to the Separate Account, and the investment objective, policies, restrictions, guidelines, and management style of the Separate Account were substantially similar to those of the International Bond Fund. Performance figures and investment results for the period prior to 1/1/95 have been calculated using the Separate Account's expense structure, which generally was higher than the expense structure of the International Bond Fund. The Separate Account was not registered under the Investment Company Act of 1940 ("1940 Act") and therefore was not subject to certain investment restrictions imposed under the 1940 Act. If the Separate Account had been registered under the 1940 Act, the Separate Account's performance and investment results may have been adversely affected.

                                                        MAINSTAY
                                                        INSTITUTIONAL FUNDS INC.

INTERNATIONAL BOND FUND
PORTFOLIO OF INVESTMENTS
June 30,1999 (Unaudited)

LONG-TERM BONDS (94.1%)+
CORPORATE BONDS (8.5%)
                                    PRINCIPAL
                                     AMOUNT          VALUE
                                  ------------------------
GERMANY (3.1%)
Bayerische VBK New York
 4.50%, due 6/24/02.............   E    536,345   $   565,517
Kredit Fuer Wiederaufbau
 5.00%, due 1/4/09..............      1,180,000     1,244,917
                                                  -----------
                                                    1,810,434
                                                  -----------
SWEDEN (1.2%)
Banque Nationale de Paris
 Medium-Term Notes
 Series E
 11.00%, due 11/4/99............  SK  6,050,000       727,476
                                                  -----------
UNITED KINGDOM (3.4%)
European Investment Bank
 6.25%, due 12/7/08.............   L    717,000     1,166,154
International Bank for
 Reconstruction & Development
 Medium-Term Notes
 Series E
 7.125%, due 7/30/07............        474,000       803,574
                                                  -----------
                                                    1,969,728
                                                  -----------
UNITED STATES (0.8%)
Conproca S.A.
 12.00%, due 6/16/10 (b)........  $     470,000       441,800
                                                  -----------
Total Corporate Bonds
 (Cost $5,408,686)..............                    4,949,438
                                                  -----------
GOVERNMENTS &
FEDERAL AGENCIES (85.6%)
AUSTRALIA (5.0%)
Australian Government
 Series 611
 5.75%, due 6/15/11.............  A$  2,929,000     1,860,190
Federal National Mortgage
 Association
 Series EMTN
 6.375%, due 8/15/07............      1,625,000     1,058,212
                                                  -----------
                                                    2,918,402
                                                  -----------
BELGIUM (4.5%)
Kingdom of Belgium
 Series 10
 8.75%, due 6/25/02.............  E   2,197,000     2,589,544
                                                  -----------
CANADA (5.4%)
Canadian Government
 Series WH31
 6.00%, due 6/1/08..............  C$  1,761,000     1,234,401
 Series VR22
 7.50%, due 3/1/01..............      2,700,000     1,891,952
                                                  -----------
                                                    3,126,353
                                                  -----------

                                    PRINCIPAL
                                     AMOUNT          VALUE
                                  ------------------------
DENMARK (1.4%)
Kingdom of Denmark
 7.00%, due 12/15/04............   DK 5,051,000   $   790,235
                                                  -----------
FINLAND (3.0%)
Finnish Government
 Series RG
 10.00%, due 9/15/01............  E   1,492,000     1,752,825
                                                  -----------
FRANCE (4.0%)
France Obligations Assimilables
 du Tresor
 4.00%, due 4/25/09.............      1,358,000     1,338,883
 5.50%, due 4/25/29.............        968,000     1,005,486
                                                  -----------
                                                    2,344,369
                                                  -----------
GERMANY (14.0%)
Bundesobligation
 Series 127
 4.50%, due 5/19/03 (c).........      2,880,000     3,046,180
Republic of Deutschland
 Series 98
 5.25%, due 1/4/08..............      1,924,000     2,081,051
 5.625%, due 1/4/28.............        987,000     1,049,244
 Series 96
 6.00%, due 1/5/06..............      1,720,000     1,947,317
                                                  -----------
                                                    8,123,792
                                                  -----------
ITALY (10.4%)
Buoni Poliennali del Tesoro
 5.00%, due 5/1/08..............      1,075,000     1,128,160
 6.50%, due 11/1/27.............      1,045,000     1,214,039
 8.25%, due 7/1/01..............      1,456,000     1,641,219
 8.50%, due 1/1/04..............      1,711,000     2,083,939
                                                  -----------
                                                    6,067,357
                                                  -----------
JAPAN (18.3%)
Japanese Government
 Series 42
 2.60%, due 3/20/19.............  Y 136,100,000     1,091,590
 Series 168
 3.40%, due 3/22/04.............    663,700,000     6,060,298
 Series 174
 4.60%, due 9/20/04.............    359,000,000     3,472,216
                                                  -----------
                                                   10,624,104
                                                  -----------
NETHERLANDS (4.2%)
Netherlands Government
 3.75%, due 7/15/09.............  E   2,560,000     2,443,439
                                                  -----------
SPAIN (4.7%)
Bonos Y Obligacion del Estado
 4.25%, due 7/30/04.............      1,586,000     1,664,576
 5.15%, due 7/30/09.............      1,000,000     1,058,217
                                                  -----------
                                                    2,722,793
                                                  -----------

------------
+ Percentages indicated are based on Fund net assets.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

INTERNATIONAL BOND FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
June 30,1999 (Unaudited)

GOVERNMENTS &
FEDERAL AGENCIES (CONTINUED)
                                    PRINCIPAL
                                     AMOUNT          VALUE
                                  ------------------------
SWEDEN (0.9%)
Swedish Government
 Series 1040
 6.50%, due 5/5/08..............  SK  4,100,000   $   532,516
                                                  -----------
UNITED KINGDOM (9.8%)
Federal National Mortgage
 Association
 Series EMTN
 6.875%, due 6/7/02.............  L   1,938,000     3,129,755
United Kingdom Treasury Bonds
 7.25%, due 12/7/07.............        672,000     1,197,503
 9.00%, due 10/13/08............        680,000     1,362,144
                                                  -----------
                                                    5,689,402
                                                  -----------
Total Governments &
 Federal Agencies
 (Cost $52,298,395).............                   49,725,131
                                                  -----------
Total Long-Term Bonds
 (Cost $57,707,081).............                   54,674,569
                                                  -----------

OPTIONS (0.1%)
                                    NOTIONAL
                                     AMOUNT
                                  -------------
UNITED STATES (0.1%)
U.S. Dollar Call/Euro Put
 Strike price E 1.024
 Expire 8/31/99 (a).............      2,900,000        32,367
                                                  -----------
Total Options
 (Cost $31,755).................                       32,367
                                                  -----------

                                    PRINCIPAL
                                     AMOUNT          VALUE
                                  ------------------------
SHORT-TERM INVESTMENTS (5.7%)
COMMERCIAL PAPER (5.7%)
UNITED STATES (5.7%)
Ford Motor Credit Corp.
 5.65%, due 7/1/99..............  $   2,625,000   $ 2,625,000
KFW International Finance Inc.
 5.70%, due 7/1/99..............        725,000       725,000
                                                  -----------
Total Short-Term Investments
 (Cost $3,350,000)..............                    3,350,000
                                                  -----------
Total Investments
 (Cost $61,088,836) (d).........           99.9%   58,056,936(e)
Cash and Other Assets,
 Less Liabilities...............            0.1        69,526
                                  -------------   -----------
Net Assets......................          100.0%  $58,126,462
                                  =============   ===========

------------
(a)  Non- income producing security.
(b)  May be sold to institutional investors only.
(c)  Partially segregated as collateral for foreign currency forward contracts.
(d)  The cost for Federal income tax purposes is $61,096,289.
(e) At June 30, 1999 net unrealized depreciation for securities was $3,039,353, based on cost for Federal income tax purposes. This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $80,735, and aggregate gross unrealized depreciation for all investments on which there was an excess of cost over market value of $3,120,088.
(f)  The following abbreviations are used in the above portfolio:
     A$ --Australian Dollar
     C$ --Canadian Dollar
     DK--Danish Krone
     E --Euro
     Y --Japanese Yen
     L --Pound Sterling
     SK --Swedish Krona
     $ --U.S. Dollar

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                        MAINSTAY
                                                        INSTITUTIONAL FUNDS INC.

INTERNATIONAL BOND FUND

STATEMENT OF ASSETS AND LIABILITIES
As of June 30, 1999 (Unaudited)

ASSETS:
  Investment in securities, at value
    (identified cost $61,088,836)......   $   58,056,936
  Cash denominated in foreign
    currencies (identified cost
    $2,160,093)........................        2,152,106
  Cash.................................          121,876
  Receivables:
    Investment securities sold.........        8,637,783
    Interest...........................          923,289
  Unrealized appreciation on foreign
    currency forward contracts.........          295,708
  Unamortized organization expense.....              383
                                          --------------
        Total assets...................       70,188,081
                                          --------------
LIABILITIES:
  Payables:
    Investment securities purchased....       11,562,337
    MainStay Management................           30,370
    Custodian..........................            8,261
    Fund shares redeemed...............            2,500
    Transfer agent.....................            2,022
  Accrued expenses.....................           36,694
  Unrealized depreciation on foreign
    currency forward contracts.........          419,435
                                          --------------
        Total liabilities..............       12,061,619
                                          --------------
  Net assets...........................   $   58,126,462
                                          ==============
COMPOSITION OF NET ASSETS:
  Capital stock (par value of $.001 per
    share)
    1 billion shares authorized
    Institutional Class................   $        6,037
    Institutional Service Class........               22
  Additional paid-in capital...........       61,777,016
  Accumulated undistributed net
    investment income..................        1,488,204
  Accumulated undistributed net
    realized gain on investments.......          408,377
  Accumulated net realized loss on
    foreign currency transaction.......       (2,371,959)
  Net unrealized depreciation on
    investments........................       (3,031,900)
  Net unrealized depreciation on
    translation of other assets and
    liabilities in foreign currencies
    and foreign currency forward
    contracts..........................         (149,335)
                                          --------------
  Net assets...........................   $   58,126,462
                                          ==============
Institutional Class
  Net assets applicable to outstanding
    shares.............................   $   57,919,994
                                          ==============
  Shares of capital stock
    outstanding........................        6,036,681
                                          ==============
  Net asset value per share
    outstanding........................   $         9.59
                                          ==============
Institutional Service Class
  Net assets applicable to outstanding
    shares.............................   $      206,468
                                          ==============
  Shares of capital stock
    outstanding........................           21,622
                                          ==============
  Net asset value per share
    outstanding........................   $         9.55
                                          ==============

STATEMENT OF OPERATIONS
For the six months ended June 30, 1999 (Unaudited)

INVESTMENT INCOME:
  Income:
    Interest (a).......................   $    1,533,342
                                          --------------
        Total income...................        1,533,342
                                          --------------
  Expenses:
    Management.........................          235,862
    Professional.......................           21,211
    Transfer agent.....................           13,130
    Registration.......................           11,865
    Custodian..........................            8,731
    Shareholder communication..........            2,707
    Directors..........................              723
    Amortization of organization
      expense..........................              376
    Service............................              276
    Miscellaneous......................            9,007
                                          --------------
        Total expenses before
          reimbursement................          303,888
    Expense reimbursement from
      Manager..........................          (23,528)
                                          --------------
        Net expenses...................          280,360
                                          --------------
  Net investment income................        1,252,982
                                          --------------
REALIZED AND UNREALIZED LOSS ON
  INVESTMENTS AND FOREIGN CURRENCY
  TRANSACTIONS:
  Net realized loss from:
    Security transactions..............         (348,415)
    Option transactions................          (18,172)
    Foreign currency transactions......       (2,371,959)
                                          --------------
  Net realized loss on investments and
    foreign currency transactions......       (2,738,546)
                                          --------------
  Net change in unrealized appreciation
    on investments:
    Security transactions..............       (3,829,849)
    Translation of other assets and
      liabilities in foreign currencies
      and foreign currency forward
      contracts........................         (319,269)
                                          --------------
  Net unrealized loss on investments
    and foreign currency
    transactions.......................       (4,149,118)
                                          --------------
  Net realized and unrealized loss on
    investments and foreign currency
    transactions.......................       (6,887,664)
                                          --------------
  Net decrease in net assets resulting
    from operations....................   $   (5,634,682)
                                          ==============

------------
(a) Interest recorded net of foreign withholding taxes of $2,171.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

INTERNATIONAL BOND FUND
STATEMENT OF CHANGES IN NET ASSETS
For the six months ended June 30, 1999 (Unaudited) and the year ended December 31, 1998

                                                                   1999             1998
                                                              --------------   --------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income...................................  $    1,252,982   $    3,089,685
    Net realized gain (loss) on investments.................        (348,415)       1,420,414
    Net realized loss on option transactions................         (18,172)         (52,912)
    Net realized gain (loss) on foreign currency
     transactions...........................................      (2,371,959)         597,311
    Net change in unrealized appreciation (depreciation) on
     investments............................................      (3,829,849)       1,431,603
    Net change in unrealized appreciation on translation of
     other assets and liabilities in foreign currencies and
     foreign currency forward contracts.....................        (319,269)         149,867
                                                              --------------   --------------
    Net increase (decrease) in net assets resulting from
     operations.............................................      (5,634,682)       6,635,968
                                                              --------------   --------------
  Dividends and distributions to shareholders:
    From net investment income and net realized gain on
     foreign currency transactions:
      Institutional Class...................................              --       (3,476,092)
      Institutional Service Class...........................              --          (12,646)
    From net realized gain on investments:
      Institutional Class...................................              --         (645,156)
      Institutional Service Class...........................              --           (2,456)
                                                              --------------   --------------
        Total dividends and distributions to shareholders...              --       (4,136,350)
                                                              --------------   --------------
  Capital share transactions:
    Net proceeds from sale of shares:
      Institutional Class...................................       3,012,730       11,263,450
      Institutional Service Class...........................             845           21,938
    Net asset value of shares issued to shareholders in
     reinvestment of dividends and distributions:
      Institutional Class...................................              --        4,116,548
      Institutional Service Class...........................              --           14,879
                                                              --------------   --------------
                                                                   3,013,575       15,416,815
    Cost of shares redeemed:
      Institutional Class...................................      (2,027,998)      (3,932,796)
      Institutional Service Class...........................          (7,036)         (49,589)
                                                              --------------   --------------
      Increase in net assets derived from capital share
       transactions.........................................         978,541       11,434,430
                                                              --------------   --------------
      Net increase (decrease) in net assets.................      (4,656,141)      13,934,048
NET ASSETS:
  Beginning of period.......................................      62,782,603       48,848,555
                                                              --------------   --------------
  End of period.............................................  $   58,126,462   $   62,782,603
                                                              ==============   ==============
  Accumulated undistributed net investment income at end of
    period..................................................  $    1,488,204   $      235,222
                                                              ==============   ==============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

INTERNATIONAL BOND FUND
FINANCIAL HIGHLIGHTS
(Selected per share data and ratios)

                                                                             INSTITUTIONAL                   INSTITUTIONAL
                                                             INSTITUTIONAL      SERVICE      INSTITUTIONAL      SERVICE
                                                                 CLASS           CLASS           CLASS           CLASS
                                                             -------------   -------------   -------------   -------------
                                                                   SIX MONTHS ENDED                   YEAR ENDED
                                                                    JUNE 30, 1999*                 DECEMBER 31, 1998
                                                             -----------------------------   -----------------------------
Net asset value at beginning of period.....................   $    10.56      $    10.52      $    10.05      $    10.01
                                                              ----------      ----------      ----------      ----------
Net investment income......................................         0.21            0.21            0.56            0.53
Net realized and unrealized gain (loss) on investments.....        (0.72)          (0.72)           0.71            0.71
Net realized and unrealized gain (loss) on foreign currency
  transactions.............................................        (0.46)          (0.46)          (0.01)          (0.01)
                                                              ----------      ----------      ----------      ----------
Total from investment operations...........................        (0.97)          (0.97)           1.26            1.23
                                                              ----------      ----------      ----------      ----------
Less dividends and distributions:
From net investment income and net realized gain on foreign
  currency transactions....................................           --              --           (0.63)          (0.60)
From net realized gain on investments......................           --              --           (0.12)          (0.12)
                                                              ----------      ----------      ----------      ----------
Total dividends and distributions..........................           --              --           (0.75)          (0.72)
                                                              ----------      ----------      ----------      ----------
Net asset value at end of period...........................   $     9.59      $     9.55      $    10.56      $    10.52
                                                              ==========      ==========      ==========      ==========
Total investment return....................................        (9.19%)(b)       (9.22%)(b)       12.53%        12.30%
Ratios (to average net assets)/Supplemental Data:
  Net investment income....................................         4.25%+          4.00%+          5.61%           5.36%
  Net expenses.............................................         0.95%+          1.20%+          0.95%           1.20%
  Expenses (before reimbursement)..........................         1.03%+          1.28%+          1.08%           1.33%
Portfolio turnover rate....................................          184%            184%            299%            299%
Net assets at end of period (in 000's).....................   $   57,920      $      206      $   62,549      $      234

------------

 *  Unaudited.

 +  Annualized.
(a) Commencement of operations.
(b) Total return is not annualized.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                        MAINSTAY
                                                        INSTITUTIONAL FUNDS INC.

                     INSTITUTIONAL                   INSTITUTIONAL                   INSTITUTIONAL
     INSTITUTIONAL      SERVICE      INSTITUTIONAL      SERVICE      INSTITUTIONAL      SERVICE
         CLASS           CLASS           CLASS           CLASS           CLASS           CLASS
     -------------   -------------   -------------   -------------   -------------   -------------
                        YEAR ENDED DECEMBER 31                            JANUARY 1, 1995(a)
     -------------------------------------------------------------              THROUGH
                 1997                            1996                      DECEMBER 31, 1995
     -----------------------------   -----------------------------   -----------------------------
      $    11.10      $    11.07      $    11.16      $    11.14      $    10.00      $    10.00
      ----------      ----------      ----------      ----------      ----------      ----------
            1.01            0.98            1.21            1.19            0.70            0.70
           (1.11)          (1.13)           0.11            0.11            1.12            1.10
            0.40            0.41            0.27            0.26            0.02            0.02
      ----------      ----------      ----------      ----------      ----------      ----------
            0.30            0.26            1.59            1.56            1.84            1.82
      ----------      ----------      ----------      ----------      ----------      ----------
           (0.99)          (0.96)          (1.37)          (1.35)          (0.55)          (0.55)
           (0.36)          (0.36)          (0.28)          (0.28)          (0.13)          (0.13)
      ----------      ----------      ----------      ----------      ----------      ----------
           (1.35)          (1.32)          (1.65)          (1.63)          (0.68)          (0.68)
      ----------      ----------      ----------      ----------      ----------      ----------
      $    10.05      $    10.01      $    11.10      $    11.07      $    11.16      $    11.14
      ==========      ==========      ==========      ==========      ==========      ==========
            2.62%           2.27%          14.32%          14.08%          18.46%          18.26%
            5.86%           5.61%           6.02%           5.77%           6.61%           6.36%
            0.95%           1.20%           0.95%           1.20%           0.95%           1.20%
            1.10%           1.35%           1.08%           1.33%           1.03%           1.28%
             186%            186%             57%             57%             92%             92%
      $   48,613      $      235      $   51,980      $      225      $   44,388      $        6

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

MONEY MARKET FUND
--------------------------------------------------------------------------------

Much of the first half of 1999 reflected an aftershock from the global financial crisis that had dominated the money markets throughout 1998. As Asian markets recovered, strong domestic economic growth, healthy retail sales, and low unemployment provided the backdrop for U.S. investors. The Federal Reserve Board continued to monitor these economic indicators and in May, announced a bias toward raising interest rates. These factors combined to push yields on short-term money-market securities higher. Over the reporting period, the money-market yield curve steepened.

Finally, concerns that a strong economy would rekindle inflation led to a widely anticipated move by the Federal Reserve Board, which raised the targeted federal funds rate by 0.25% to 5.00% when it met on June 30, 1999. While there is still little evidence of inflation, the move to tighten monetary policy was intended to keep rising wages and prices from derailing the economy. The Federal Reserve Board's action at the end of June reversed its earlier policy of easing interest rates, which had resulted in a series of interest-rate cuts in the second half of 1998.

PERFORMANCE OVERVIEW

The MainStay Institutional Money Market Fund returned 2.29% for Institutional Class Shares, 2.16% for Service Class shares, and 2.04% for Sweep Shares Class shares. All share classes underperformed the average Lipper(1) institutional money market fund, which returned 2.31% for the six months ended June 30, 1999.

During February, March, and April, the Fund purchased corporate bonds with one-year maturities. Because the money-market yield curve had steepened to 0.30% by that point, the Fund benefited from these purchases, but the benefits would have been greater had we delayed the transactions. The prices of corporate bonds fell even further in the second quarter of the year as investor concerns over tighter monetary policy caused the yield curve to steepen by an additional 0.30%.

STRATEGIC DAYS-TO-MATURITY POSITIONING

During the reporting period, our decisions regarding the portfolio's days to maturity had a positive impact on performance. The Fund's average days to maturity was slightly longer than that of the benchmark, ranging from 51 days to 78 days during the first half of the year. Securities with a longer time to maturity offered higher yields than those with shorter maturities for most of the six months, especially after the yield curve began to steepen. Thus, the Fund's days-to-maturity positioning proved to be a prudent strategy during the reporting period.

The Fund also continued to find value in the less-liquid sectors of the market, such as floaters, short corporate bonds, and asset-backed commercial paper, which performed well. Significant purchases during the first half of the year included a Heller Equipment asset-backed security, a Comerica floating-rate security, and a Wells Fargo medium-term note.

We believe that the Fund's overweighted position in commercial paper of domestic blue-chip issuers provided the Fund with ample liquidity. In addition, while the portfolio was advantageously underweighted in U.S. Treasuries and government agency securities, which underperformed during the reporting period, these securities also provided the portfolio with some liquidity. There were no major shifts in sector allocation or major security sales during the semiannual period.

--------------------------------------------------------------------------------
(1) Lipper, Inc. is an independent monitor of mutual fund performance. Results do not reflect any deduction of sales charges and are based on total returns with capital gains and dividends reinvested.

LOOKING AHEAD

The Federal Reserve Board's tightening at the end of June signaled a dramatic shift in its monetary policy. Clearly, the degree of tightening and the timing of the Federal Reserve's next moves, if any, will be key to money-market performance during the second half of 1999. The Federal Reserve itself has suggested that its outlook on interest rates has changed from a bias toward higher rates to a neutral stance. Of course, given the tight labor market and other economic and price data, the policy makers also said they must "be especially alert." Thus, we would not be surprised to see the Federal Reserve Board move to increase interest rates further in the coming months.

Given this outlook, we also intend to "be especially alert," monitoring both yield and quality spreads between U.S. government agency securities, U.S. Treasuries, and their alternatives, making adjustments to the portfolio accordingly. Naturally, we will also seek to take advantage of any attractive issue-specific value opportunities should they arise. Whatever happens, the Fund will seek to provide a high level of current income while preserving capital and maintaining liquidity.

David Clement
Portfolio Manager
New York Life Insurance Company

--------------------------------------------------------------------------------
Past performance is no guarantee of future results.

--------------------------------------------------------------------------------

                   $10,000 INVESTED IN MAINSTAY INSTITUTIONAL
                              MONEY MARKET FUND VS
                 AVERAGE LIPPER INSTITUTIONAL MONEY MARKET FUND
                           INSTITUTIONAL CLASS SHARES
[Institutional Class Shares Graph]

                                                                                               AVERAGE LIPPER INSTITUTIONAL MONEY
                                                                   MONEY MARKET FUND                      MARKET FUND
                                                                   -----------------           ----------------------------------
12/31/90                                                                 10000                                10000
3/31/91                                                                  10162                                10168
6/30/91                                                                  10313                                10318
9/30/91                                                                  10461                                10465
12/31/91                                                                 10595                                10599
3/31/92                                                                  10707                                10708
6/30/92                                                                  10808                                10809
9/30/92                                                                  10899                                10898
12/31/92                                                                 10983                                10982
3/31/93                                                                  11063                                11063
6/30/93                                                                  11140                                11141
9/30/93                                                                  11220                                11221
12/31/93                                                                 11303                                11303
3/31/94                                                                  11383                                11387
6/30/94                                                                  11479                                11487
9/30/94                                                                  11600                                11608
12/31/94                                                                 11738                                11751
3/31/95                                                                  11903                                11913
6/30/95                                                                  12071                                12083
9/30/95                                                                  12234                                12251
12/31/95                                                                 12399                                12419
3/31/96                                                                  12556                                12577
6/30/96                                                                  12732                                12732
9/30/96                                                                  12870                                12894
12/31/96                                                                 13032                                13058
3/31/97                                                                  13193                                13220
6/30/97                                                                  13363                                13392
9/30/97                                                                  13540                                13570
12/31/97                                                                 13720                                13752
3/31/98                                                                  13897                                13932
6/30/98                                                                  14076                                14114
9/30/98                                                                  14260                                14302
12/31/98                                                                 14439                                14481
6/30/99                                                                  14770                                14816

                   $10,000 INVESTED IN MAINSTAY INSTITUTIONAL
                              MONEY MARKET FUND VS
                 AVERAGE LIPPER INSTITUTIONAL MONEY MARKET FUND
                           SWEEP SHARES CLASS SHARES
[Sweep Shares Class Shares Graph]

                                                                                               AVERAGE LIPPER INSTITUTIONAL MONEY
                                                                   MONEY MARKET FUND                      MARKET FUND
                                                                   -----------------           ----------------------------------
12/31/90                                                                10000.00                            10000.00
3/31/91                                                                 10162.00                            10168.00
6/30/91                                                                 10313.00                            10318.00
9/30/91                                                                 10461.00                            10465.00
12/31/91                                                                10595.00                            10599.00
3/31/92                                                                 10707.00                            10708.00
6/30/92                                                                 10808.00                            10809.00
9/30/92                                                                 10899.00                            10898.00
12/31/92                                                                10983.00                            10982.00
3/31/93                                                                 11063.00                            11063.00
6/30/93                                                                 11140.00                            11141.00
9/30/93                                                                 11220.00                            11221.00
12/31/93                                                                11300.00                            11303.00
3/31/94                                                                 11383.00                            11387.00
6/30/94                                                                 11479.00                            11487.00
9/30/94                                                                 11600.00                            11608.00
12/31/94                                                                11738.00                            11751.00
3/31/95                                                                 11903.00                            11913.00
6/30/95                                                                 12066.00                            12083.00
9/30/95                                                                 12222.00                            12251.00
12/31/95                                                                12379.00                            12419.00
3/31/96                                                                 12528.00                            12577.00
6/30/96                                                                 12674.00                            12732.00
9/30/96                                                                 12826.00                            12894.00
12/31/96                                                                12979.00                            13058.00
3/31/97                                                                 13131.00                            13220.00
6/30/97                                                                 13292.00                            13392.00
9/30/97                                                                 13460.00                            13570.00
12/31/97                                                                13630.00                            13752.00
3/31/98                                                                 13798.00                            13932.00
6/30/98                                                                 13967.00                            14114.00
9/30/98                                                                 14141.00                            14302.00
12/31/98                                                                14311.00                            14481.00
6/30/99                                                                 14602.00                            14816.00

THESE GRAPHS ASSUME A $10,000 INVESTMENT MADE ON 1/2/91.

                   $10,000 INVESTED IN MAINSTAY INSTITUTIONAL
                              MONEY MARKET FUND VS
                 AVERAGE LIPPER INSTITUTIONAL MONEY MARKET FUND
                              SERVICE CLASS SHARES
[Service Class Shares Graph]

12/31/90                                                                  10000.00                           10000.00
3/31/91                                                                   10162.00                           10168.00
6/30/91                                                                   10313.00                           10318.00
9/30/91                                                                   10461.00                           10465.00
12/31/91                                                                  10595.00                           10599.00
3/31/92                                                                   10707.00                           10708.00
6/30/92                                                                   10808.00                           10809.00
9/30/92                                                                   10899.00                           10898.00
12/31/92                                                                  10983.00                           10982.00
3/31/93                                                                   11063.00                           11063.00
6/30/93                                                                   11140.00                           11141.00
9/30/93                                                                   11220.00                           11221.00
12/31/93                                                                  11303.00                           11303.00
3/31/94                                                                   11383.00                           11387.00
6/30/94                                                                   11479.00                           11487.00
9/30/94                                                                   11600.00                           11608.00
12/31/94                                                                  11738.00                           11751.00
3/31/95                                                                   11903.00                           11913.00
6/30/95                                                                   12066.00                           12083.00
9/30/95                                                                   12222.00                           12251.00
12/31/95                                                                  12379.00                           12419.00
3/31/96                                                                   12528.00                           12577.00
6/30/96                                                                   12732.00                           12732.00
9/30/96                                                                   12826.00                           12894.00
12/31/96                                                                  12979.00                           13058.00
3/31/97                                                                   13131.00                           13220.00
6/30/97                                                                   13292.00                           13392.00
9/30/97                                                                   13460.00                           13570.00
12/31/97                                                                  13630.00                           13752.00
3/31/98                                                                   13798.00                           13932.00
6/30/98                                                                   13967.00                           14114.00
9/30/98                                                                   14141.00                           14302.00
12/31/98                                                                  14309.00                           14481.00
6/30/99                                                                   14619.00                           14816.00

                                                     TOTAL RETURN*           SEC AVERAGE ANNUAL TOTAL RETURN*
                 PERFORMANCE                      AS OF JUNE 30, 1999              AS OF JUNE 30, 1999
----------------------------------------------------------------------------------------------------------------
                                                     YEAR TO DATE        ONE YEAR    FIVE YEAR   SINCE INCEPTION
----------------------------------------------------------------------------------------------------------------
Money Market Fund Institutional Class(+)                 2.29%             4.93%       5.17%          4.69%
Money Market Fund Service Class(+)                       2.16%             4.67%       4.96%          4.57%
Money Market Fund Sweep Shares Class(+)                  2.04%             4.55%       4.93%          4.55%
Average Lipper Institutional Money Market Fund           2.31%             4.97%       5.28%          4.87%

YEAR-BY-YEAR PERFORMANCE
--------------------------------------------------------------------------------

                           INSTITUTIONAL CLASS SHARES
[PERFORMANCE CHART]

                          1991         1992         1993         1994         1995         1996         1997         1998
                         ------       ------       ------       ------       ------       ------       ------       ------
                          5.95         3.66         2.89         3.88         5.63         5.11         5.27         5.25

                         1999 AS
                           OF
                        6/30/99
                        --------
                          2.29

--------------------------------------------------------------------------------
* Total return reflects the annual return on an investment including appreciation and dividends or interest. Total returns shown herein include the change in share price and reinvestment of capital gain distributions and dividends, and, for the Service Class and Sweep Shares Class shares, include the service fee of .25% on an annualized basis of the average daily net asset values of the Service Class and Sweep Shares Class shares. In addition, Sweep Shares Class shares are sold with an annual 12b-1 fee of .25%.

+ Performance figures for the Sweep Shares Class, first offered to the public on 12/8/98, include the historical performance of the Service Class from the Service Class's inception (1/1/95) up to 12/7/98. Performance figures for the Service Class, first offered to the public on 1/1/95, include the historical performance of the Institutional Class from the Fund's inception (1/2/91) up to 12/31/94. Performance figures for these Classes after these dates will vary based on differences in their expense structures.

  The Money Market Fund had an effective 7-day yield with a current 7-day yield of 5.27% and 5.14%, respectively, for the Institutional Class; 5.01% and 4.89%, respectively, for the Service Class; and 4.74% and 4.64%, respectively, for the Sweep Shares Class, all as of 6/30/99. These yields reflect certain expense limitations. Had these expenses not been limited, the effective 7-day yield and the current 7-day yield would have been 5.16% and 5.03%, respectively, for the Institutional Class; 4.90% and 4.78%, respectively, for the Service Class; and 4.63% and 4.53%, respectively, for the Sweep Shares Class. These expense limitations are voluntary and may be terminated or revised at any time.

  Investments in the Money Market Fund are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

  PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. DUE TO CURRENT MARKET VOLATILITY, PERFORMANCE MAY BE LESS THAN SHOWN. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT UPON REDEMPTION, SHARES MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

  The Institutional Class, the Service Class, and the Sweep Shares Class shares are sold with no sales charge or contingent deferred sales charge. The Service Class and Sweep Shares Class shares, first offered 1/1/95 and 12/8/98, respectively, are subject to an annual shareholder service fee of .25%. In addition, Sweep Shares Class shares are sold with an annual 12b-1 fee of .25%.

                                                        MAINSTAY
                                                        INSTITUTIONAL FUNDS INC.

MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS
June 30, 1999 (Unaudited)

SHORT-TERM
INVESTMENTS (100.1%)+
                                    PRINCIPAL     AMORTIZED
                                     AMOUNT          COST
                                   -----------------------
ASSET-BACKED SECURITIES (3.2%)
Asset-Backed Securities
 Investment Trust, Series 1999-E
 Class N
 4.98%, due 8/15/99 (a)(b)(c)....  $ 7,900,000   $  7,900,000
Heller Equipment Asset Receivable
 Trust, Series 1999-1 Class A1
 4.95%, due 5/13/00 (c)..........    3,981,065      3,981,065
                                                 ------------
                                                   11,881,065
                                                 ------------
BANK NOTES (7.3%)
Comerica Bank (Detroit, Michigan)
 4.88%, due 2/2/00 (b)(c)........    5,000,000      4,999,129
 4.90%, due 7/19/99 (b)(c).......    5,000,000      4,999,854
First National Bank Commerce
 6.50%, due 1/14/00 (c)..........    4,150,000      4,181,096
First Union National Bank
 5.06%, due 11/23/99 (b)(c)......    3,000,000      3,000,000
Key Bank North America
 5.08%, due 9/15/99 (b)(c).......    5,000,000      4,999,165
PNC Bank North America
 5.04%, due 2/16/00 (c)..........    5,000,000      4,998,785
                                                 ------------
                                                   27,178,029
                                                 ------------
CERTIFICATE OF DEPOSIT (1.3%)
PNC Bank North America
 5.02%, due 7/27/99 (b)(c).......    5,000,000      4,999,733
                                                 ------------
COMMERCIAL PAPER (73.7%)
Asset Portfolio Funding
 4.90%, due 9/1/99 (a)...........   10,000,000      9,915,611
Baker Hughes Inc.
 5.75%, due 7/1/99 (a)...........   15,000,000     15,000,000
Blue Ridge Asset Funding
 4.88%, due 8/4/99 (a)...........   10,000,000      9,953,911
 4.97%, due 8/30/99 (a)..........    4,500,000      4,462,725
Coca-Cola Enterprises Inc.
 4.85%, due 7/12/99 (a)..........   10,000,000      9,985,181
Columbus Southern Power
 5.35%, due 7/2/99...............    8,750,000      8,748,700
 5.45%, due 7/19/99..............    5,000,000      4,986,375
 5.50%, due 7/9/99...............    4,100,000      4,094,989
Cooperative Association of
 Tractor Dealers Inc.
 4.77%, due 7/26/99..............    5,000,000      4,983,437
DaimlerChrysler North America
 Holdings
 4.86%, due 8/16/99 (c)..........   10,000,000     10,000,000
Eaton Corp.
 4.88%, due 7/23/99 (a)..........    5,352,000      5,336,039
 5.00%, due 10/18/99 (a).........   10,000,000      9,848,611
Emerson Electric Co.
 5.85%, due 7/1/99...............    8,146,000      8,146,000
Enterprise Funding Corp.
 4.95%, due 8/27/99 (a)..........    7,776,000      7,715,056
Finova Capital Corp.
 4.87%, due 9/24/99..............    6,000,000      5,931,008

                                    PRINCIPAL     AMORTIZED
                                     AMOUNT          COST
                                   -----------------------
COMMERCIAL PAPER (Continued)
General Electric Capital Corp.
 4.80%, due 9/17/99..............  $ 6,000,000   $  5,937,600
 4.86%, due 8/2/99 (c)...........    9,040,000      9,040,000
General Motors Acceptance Corp.
 5.07%, due 9/7/99...............    5,000,000      4,952,117
 5.07%, due 10/25/99.............   10,000,000      9,836,633
Jefferson Smurfit Finance Corp.
 4.95%, due 8/17/99..............    6,000,000      5,961,225
Massachusetts College of Pharmacy
 &
 Allied Health Sciences
 4.97%, due 8/9/99...............   10,000,000      9,946,158
Merita North America Inc.
 4.82%, due 8/10/99..............   10,000,000      9,946,444
Morgan (J.P.) & Co. Inc.
 4.80%, due 10/12/99.............   10,000,000      9,862,667
 5.00%, due 11/1/99..............    8,000,000      7,863,333
National Rural Utilities
 Cooperative
 Finance Corp.
 4.85%, due 9/8/99...............   10,000,000      9,907,042
 5.08%, due 9/28/99..............    9,800,000      9,676,923
Paccar Financial Corp.
 5.05%, due 9/22/99..............    8,000,000      7,906,856
Park Avenue Receivables Corp.
 4.93%, due 7/7/99 (a)...........   10,000,000      9,991,783
 5.30%, due 9/2/99 (a)...........    5,000,000      4,953,625
Salomon Smith Barney Holdings
 Inc.
 4.81%, due 7/6/99...............   10,000,000      9,993,319
Sears Roebuck Acceptance Corp.
 5.09%, due 10/4/99..............   10,000,000      9,865,681
Variable Funding Capital Corp.
 4.93%, due 7/20/99 (a)..........    8,553,000      8,530,746
Wood Street Funding Corp.
 4.94%, due 7/16/99 (a)..........   10,000,000      9,979,708
                                                 ------------
                                                  273,259,503
                                                 ------------
CORPORATE BONDS (1.2%)
Morgan Stanley, Dean Witter,
 Discover & Co.
 6.25%, due 3/15/00 (c)..........    2,500,000      2,517,500
Wal-Mart Stores
 6.13%, due 10/1/99 (c)..........    1,960,000      1,965,440
                                                 ------------
                                                    4,482,940
                                                 ------------
MEDIUM-TERM NOTES (8.5%)
African Development Bank
 6.75%, due 7/30/99 (c)..........    5,000,000      5,007,029
Countrywide Funding Corp., Series
 B
 6.08%, due 7/14/99 (c)..........    5,050,000      5,051,863
Ford Motor Credit Co.
 5.83%, due 2/28/00 (c)..........    6,550,000      6,580,712
General Motors Acceptance Corp.
 5.45%, due 2/22/00 (c)..........    3,700,000      3,708,183
Morgan Stanley, Dean Witter,
 Discover & Co., Series C
 5.04%, due 2/11/00 (b)(c).......    2,000,000      2,000,417
 5.89%, due 3/20/00 (c)..........    2,000,000      2,008,570

------------
+ Percentages indicated are based on Fund net assets.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
June 30, 1999 (Unaudited)

SHORT-TERM
INVESTMENTS (CONTINUED)
                                    PRINCIPAL     AMORTIZED
                                     AMOUNT          COST
                                   -----------------------
MEDIUM-TERM NOTES (Continued)
Virginia Electric & Power Co.,
 Series F
 6.35%, due 7/2/99 (c)...........  $ 2,000,000   $  2,000,032
Wells Fargo Co., Series J
 5.23%, due 4/10/00 (c)..........    5,000,000      4,999,022
                                                 ------------
                                                   31,355,828
                                                 ------------
U.S. GOVERNMENT & FEDERAL AGENCIES (4.9%)
Govco Inc.
 4.88%, due 8/23/99 (a)..........    7,960,000      7,902,812
Private Export Funding Corp.
 4.93%, due 7/1/99...............   10,000,000     10,000,000
United States Treasury Bill
 4.47%, due 8/19/99..............      200,000        198,783
                                                 ------------
                                                   18,101,595
                                                 ------------
Total Short-Term Investments
 (Amortized Cost $371,258,693)
 (d).............................        100.1%   371,258,693
Liabilities in Excess of
 Cash and Other Assets...........         (0.1)      (460,172)
                                   -----------   ------------
Net Assets.......................        100.0%  $370,798,521
                                   ===========   ============

------------
(a) May be sold to institutional investors only.
(b) Floating rate. Rate shown is the rate in effect at June 30, 1999.
(c) Coupon interest bearing security.
(d) The cost stated also represents the aggregate cost for Federal income tax purposes.

The table below sets forth the diversification of Money Market Fund investments by industry.


INDUSTRY
DIVERSIFICATION

                               AMORTIZED
                                  COST        PERCENT+
                              ------------------------
Auto Finance................  $ 25,077,645        6.8%
Auto Manufacturing..........    10,000,000        2.7
Banks.......................    69,856,258       18.8
Beverages...................     9,985,181        2.7
Brokerage...................    16,519,806        4.5
Conglomerates...............    14,977,600        4.0
Diversified Financial
  Services..................     5,931,008        1.6
Diversified Manufacturing...    15,184,650        4.1
Education...................     9,946,158        2.7
Electrical Equipment........     8,146,000        2.2
Finance.....................     9,032,927        2.4
Forest Products & Paper.....     5,961,225        1.6
Insurance...................     4,983,438        1.3
Oil Services................    15,000,000        4.1
Retail......................    11,831,120        3.2
Special Purpose Finance.....    73,403,165       19.8
Truckers....................     7,906,856        2.1
U.S. Government & Federal
  Agencies..................    18,101,595        4.9
Utilities...................    19,583,965        5.3
Utilities-Electric..........    19,830,096        5.3
                               -----------    -------
                               371,258,693      100.1
Liabilities in Excess of
  Cash and Other Assets.....      (460,172)      (0.1)
                               -----------    -------
Net Assets..................  $370,798,521      100.0%
                               ===========    =======

------------
+ Percentages indicated are based on Portfolio net assets.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                        MAINSTAY
                                                        INSTITUTIONAL FUNDS INC.

MONEY MARKET FUND

STATEMENT OF ASSETS AND LIABILITIES
As of June 30, 1999 (Unaudited)

ASSETS:
  Investment in securities, at value
    (identified cost $371,258,693).......   $371,258,693
  Cash...................................          2,141
  Interest receivable....................      1,221,006
  Other assets...........................         11,942
                                            ------------
        Total assets.....................    372,493,782
                                            ------------
LIABILITIES:
  Payables:
    MainStay Management..................        124,227
    Custodian............................          9,172
    Transfer agent.......................          2,417
  Accrued expenses.......................        157,153
  Dividend payable.......................      1,402,292
                                            ------------
        Total liabilities................      1,695,261
                                            ------------
  Net assets.............................   $370,798,521
                                            ============
COMPOSITION OF NET ASSETS:
  Capital stock (par value of $.001 per
    share)
    12 billion shares authorized
    Institutional Class..................   $    230,125
    Institutional Service Class..........          5,449
    Sweep Shares Class...................        135,246
  Additional paid-in capital.............    370,449,607
  Accumulated net realized loss on
    investments..........................        (21,906)
                                            ------------
  Net assets.............................   $370,798,521
                                            ============
Institutional Class
  Net assets applicable to outstanding
    shares...............................   $230,103,535
                                            ============
  Shares of capital stock outstanding....    230,125,442
                                            ============
  Net asset value per share
    outstanding..........................   $       1.00
                                            ============
Institutional Service Class
  Net assets applicable to outstanding
    shares...............................   $  5,448,898
                                            ============
  Shares of capital stock outstanding....      5,448,898
                                            ============
  Net asset value per share
    outstanding..........................   $       1.00
                                            ============
Sweep Shares Class
  Net assets applicable to outstanding
    shares...............................   $135,246,088
                                            ============
  Shares of capital stock outstanding....    135,246,088
                                            ============
  Net asset value per share
    outstanding..........................   $       1.00
                                            ============

STATEMENT OF OPERATIONS
For the six months ended June 30, 1999 (Unaudited)
INVESTMENT INCOME:
  Income:
    Interest.............................   $  8,186,340
                                            ------------
  Expenses:
    Management...........................        807,632
    Distribution - Sweep Shares Class....        134,456
    Service - Sweep Shares Class.........        134,456
    Service - Institutional Service
      Class..............................         22,367
    Shareholder communication............         62,751
    Professional.........................         31,420
    Transfer agent.......................         24,722
    Registration.........................         22,629
    Custodian............................         13,330
    Directors............................          3,494
    Pricing Service......................          1,270
    Miscellaneous........................         20,109
                                            ------------
        Total expenses before
          reimbursement..................      1,278,636
    Expense reimbursement from Manager...       (179,724)
                                            ------------
        Net expenses.....................      1,098,912
                                            ------------
  Net investment income..................      7,087,428
                                            ------------
REALIZED GAIN ON INVESTMENTS:
  Net realized gain on investments.......          5,349
                                            ------------
  Net increase in net assets resulting
    from operations......................   $  7,092,777
                                            ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

MONEY MARKET FUND
STATEMENT OF CHANGES IN NET ASSETS
For the six months ended June 30, 1999 (Unaudited) and the year ended December 31, 1998

                                                                   1999             1998
                                                              --------------   --------------
INCREASE IN NET ASSETS:
  Operations:
    Net investment income...................................  $    7,087,428   $   14,014,435
    Net realized gain (loss) on investments.................           5,349          (22,863)
                                                              --------------   --------------
    Net increase in net assets resulting from operations....       7,092,777       13,991,572
                                                              --------------   --------------
  Dividends to shareholders:
    From net investment income:
      Institutional Class...................................      (4,508,136)     (10,021,538)
      Institutional Service Class...........................        (403,178)      (3,989,833)
      Sweep Shares Class....................................      (2,176,114)          (3,064)
                                                              --------------   --------------
        Total dividends to shareholders.....................      (7,087,428)     (14,014,435)
                                                              --------------   --------------
  Capital share transactions:
    Net proceeds from sale of shares:
      Institutional Class...................................     343,914,632      267,338,520
      Institutional Service Class...........................       9,786,504       92,388,730
      Sweep Shares Class....................................     185,398,925        7,085,440
    Net asset value of shares issued to shareholders in
     reinvestment of dividends:
      Institutional Class...................................       4,316,891       10,079,609
      Institutional Service Class...........................         757,379        3,866,077
      Sweep Shares Class....................................       1,715,458               --
                                                              --------------   --------------
                                                                 545,889,789      380,758,376
    Cost of shares redeemed:
      Institutional Class...................................    (312,471,091)    (273,376,385)
      Institutional Service Class...........................    (108,859,634)     (56,718,408)
      Sweep Shares Class....................................     (58,824,926)        (128,810)
                                                              --------------   --------------
      Increase in net assets derived from capital share
       transactions.........................................      65,734,138       50,534,773
                                                              --------------   --------------
      Net increase in net assets............................      65,739,487       50,511,910
NET ASSETS:
  Beginning of period.......................................     305,059,034      254,547,124
                                                              --------------   --------------
  End of period.............................................  $  370,798,521   $  305,059,034
                                                              ==============   ==============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

MONEY MARKET FUND
FINANCIAL HIGHLIGHTS
(Selected per share data and ratios)

                                                              INSTITUTIONAL                                  INSTITUTIONAL
                                              INSTITUTIONAL      SERVICE      SWEEP SHARES   INSTITUTIONAL      SERVICE
                                                  CLASS           CLASS          CLASS           CLASS           CLASS
                                              -------------   -------------   ------------   -------------   -------------
                                                            SIX MONTHS ENDED                          YEAR ENDED
                                                             JUNE 30, 1999*                        DECEMBER 31, 1998
                                              --------------------------------------------   -----------------------------
Net asset value at beginning of period......   $     1.00      $     1.00      $     1.00     $     1.00      $     1.00
                                               ----------      ----------      ----------     ----------      ----------
Net investment income.......................         0.02            0.02            0.02           0.05            0.05
                                               ----------      ----------      ----------     ----------      ----------
Less dividends and distributions:
From net investment income..................        (0.02)          (0.02)          (0.02)         (0.05)          (0.05)
From net realized gain on investments.......           --              --              --             --              --
                                               ----------      ----------      ----------     ----------      ----------
Total dividends and distributions...........        (0.02)          (0.02)          (0.02)         (0.05)          (0.05)
                                               ----------      ----------      ----------     ----------      ----------
Net asset value at end of period............   $     1.00      $     1.00      $     1.00     $     1.00      $     1.00
                                               ==========      ==========      ==========     ==========      ==========
Total investment return.....................         2.29%(b)        2.16%(b)        2.04%(b)        5.25%          4.99%
Ratios (to average net assets)/Supplemental
  Data:
  Net investment income.....................         4.57%+          4.32%+          4.07%+         5.12%           4.87%
  Net expenses..............................         0.50%+          0.75%+          1.00%+         0.50%           0.75%
  Expenses (before reimbursement)...........         0.61%+          0.86%+          1.11%+         0.63%           0.88%
Net assets at end of period (in 000's)......   $  230,104      $    5,449      $  135,246     $  194,338      $  103,765

------------
 *  Unaudited.
**  Sweep Shares Class first offered on December 8, 1998.
 +  Annualized.
(a) Less than one cent per share.
(b) Total return is not annualized.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                        MAINSTAY
                                                        INSTITUTIONAL FUNDS INC.

                                          INSTITUTIONAL                   INSTITUTIONAL
        SWEEP SHARES      INSTITUTIONAL      SERVICE      INSTITUTIONAL      SERVICE      INSTITUTIONAL
           CLASS              CLASS           CLASS           CLASS           CLASS           CLASS
     ------------------   -------------   -------------   -------------   -------------   -------------
     DECEMBER 8, 1998**                              YEAR ENDED DECEMBER 31
          THROUGH         -----------------------------------------------------------------------------
     DECEMBER 31, 1998                1997                            1996                    1995
     ------------------   -----------------------------   -----------------------------   -------------
         $     1.00         $   1.00        $   1.00        $   1.00        $   1.00        $   1.00
         ----------         --------        --------        --------        --------        --------
               0.00(a)          0.05            0.05            0.05            0.05            0.05
         ----------         --------        --------        --------        --------        --------
              (0.00)(a)        (0.05)          (0.05)          (0.05)          (0.05)          (0.05)
                 --            (0.00)(a)       (0.00)(a)          --              --              --
         ----------         --------        --------        --------        --------        --------
              (0.00)(a)        (0.05)          (0.05)          (0.05)          (0.05)          (0.05)
         ----------         --------        --------        --------        --------        --------
         $     1.00         $   1.00        $   1.00        $   1.00        $   1.00        $   1.00
         ==========         ========        ========        ========        ========        ========
               0.31%(b)         5.27%           5.01%           5.11%           4.85%           5.63%
               4.62%+           5.18%           4.93%           5.00%           4.75%           5.48%
               1.00%+           0.50%           0.75%           0.50%           0.75%           0.50%
               1.13%+           0.61%           0.86%           0.67%           0.92%           0.73%
         $    6,957         $190,319        $ 64,228        $110,760        $ 34,664        $ 67,869

     INSTITUTIONAL
        SERVICE      INSTITUTIONAL
         CLASS           CLASS
     -------------   -------------
        YEAR ENDED DECEMBER 31
     -----------------------------
         1995            1994
     -------------   -------------
       $   1.00        $   1.00
       --------        --------
           0.05            0.04
       --------        --------
          (0.05)          (0.04)
             --              --
       --------        --------
          (0.05)          (0.04)
       --------        --------
       $   1.00        $   1.00
       ========        ========
           5.46%           3.88%
           5.23%           3.89%
           0.75%           0.50%
           0.98%           0.68%
       $  2,784        $ 65,106

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

SHORT-TERM BOND FUND
--------------------------------------------------------------------------------

In early 1999, investors expected the Federal Reserve Board to continue lowering interest rates in response to global economic concerns. As Asian stock markets rebounded, however, expectations shifted and interest rates began to rise. In May, the Federal Reserve Board announced a bias toward raising interest rates, and at the end of June it raised the targeted federal funds rate a quarter of a percent. In anticipation, the market had raised long-term interest rates a half a percent in the first quarter of 1999 and another half percent in the second quarter of the year. While rising rates resulted in negative total returns for long-term bond investors, fortunately, short-term investors were able to capture increasing yields as their investments matured.

FUND PERFORMANCE

During the first six months of 1999, the MainStay Institutional Short-Term Bond Fund returned 0.85% for Institutional Class shares and 0.74% for Service Class shares. Although both share classes underperformed the 1.02% return of the average Lipper(1) short U.S. government fund, Institutional Class shares outperformed and Service Class shares underperformed half of their peers.

HIGH-QUALITY SECURITIES

Throughout the first half of 1999, the Fund continued to focus on high-quality securities, with over 82% of its assets invested in securities guaranteed by the U.S. government or its agencies. Shares of the Fund are not guaranteed and prices will fluctuate with market conditions. The rating of most of the securities in the Fund's investment portfolio is above AAA. The rating is based solely on the creditworthiness of the securities in the portfolio and is not meant to represent the stability or safety of the Fund.

SHIFTING ALLOCATIONS

We reduced the Fund's commitment to Treasury securities from 73% of net assets at the end of 1998 to 59% of net assets as of June 30, 1999. At the same time, we increased the Fund's holdings among agency securities from 17% to approximately 24% as strong new issuance increased liquidity in the agency market. Although yield spreads between agencies and Treasuries widened marginally, we believe that this was due to the increase in supply and that spreads have begun to stabilize.

To enhance the Fund's yield opportunities, we also increased the Fund's commitment to asset-backed securities rated AAA from 3% of net assets at the beginning of the year to 12% at the end of June.

CHALLENGES FOR CORPORATE SECURITIES

Through April 1999, corporate debt securities showed relatively strong performance. The Federal Reserve's announcement in May of a bias toward raising interest rates, however, had a definite negative effect. Higher interest rates mean higher borrowing costs, making it more difficult for corporations to meet their earnings projections. Fortunately, the Fund had only 4% of its assets allocated to corporate debt securities at the beginning of the year, which we reduced to 3% at the end of June.

LOOKING FORWARD

Rising interest rates, fewer mortgage-refinancing opportunities, and a reduced flow of individual tax refunds may begin to cool the expanding economy, bringing about the effect the Federal Reserve Board is seeking. Regardless of the pace of the economy or direction of interest rates, the Fund will continue to stress quality and liquidity in its investments, avoiding the use of high-risk securities in search of higher returns.

Looking ahead, the Fund will continue to seek to maximize total return, consistent with liquidity, preservation of capital, and investment in short-term debt securities.

Edward J. Munshower
Christopher Harms
Portfolio Managers
MacKay Shields Financial Corporation
--------------------------------------------------------------------------------
(1) Lipper, Inc. is an independent monitor of mutual fund performance. Results do not reflect any deduction of sales charges and are based on total returns with capital gains and dividends reinvested.

Past performance is no guarantee of future results.

                   $10,000 INVESTED IN MAINSTAY INSTITUTIONAL
                            SHORT-TERM BOND FUND VS
                  SALOMON SMITH BARNEY 1-3 YEAR TREASURY INDEX
                           INSTITUTIONAL CLASS SHARES
[Institutional Class Shares Graph]

                                                                                                  SALOMON SMITH BARNEY 1-3 YEAR
                                                                    SHORT-TERM BOND FUND                  TREASURY INDEX
                                                                    --------------------          -----------------------------
12/31/90                                                                  10000.00                           10000.00
3/31/91                                                                   10220.00                           10220.00
6/30/91                                                                   10420.00                           10419.00
9/30/91                                                                   10760.00                           10768.00
12/31/91                                                                  11130.00                           11166.00
3/31/92                                                                   11140.00                           11180.00
6/30/92                                                                   11455.00                           11501.00
9/30/92                                                                   11749.00                           11844.00
12/31/92                                                                  11791.00                           11870.00
3/31/93                                                                   12079.00                           12124.00
6/30/93                                                                   12214.00                           12261.00
9/30/93                                                                   12383.00                           12434.00
12/31/93                                                                  12459.00                           12510.00
3/31/94                                                                   12374.00                           12447.00
6/30/94                                                                   12374.00                           12453.00
9/30/94                                                                   12495.00                           12573.00
12/31/94                                                                  12473.00                           12577.00
3/31/95                                                                   12885.00                           12989.00
6/30/95                                                                   13258.00                           13397.00
9/30/95                                                                   13444.00                           13591.00
12/31/95                                                                  13754.00                           13927.00
3/31/96                                                                   13797.00                           13985.00
6/30/96                                                                   13939.00                           14131.00
9/30/96                                                                   14152.00                           14365.00
12/31/96                                                                  14415.00                           14636.00
3/31/97                                                                   14506.00                           14735.00
6/30/97                                                                   14810.00                           15055.00
9/30/97                                                                   15069.00                           15350.00
12/31/97                                                                  15299.00                           15608.00
3/31/98                                                                   15511.00                           15834.00
6/30/98                                                                   15723.00                           16078.00
9/30/98                                                                   16163.00                           16573.00
12/31/98                                                                  16273.00                           16699.00
6/30/99                                                                   16411.00                           16897.00

THE GRAPHS ASSUME A $10,000 INVESTMENT MADE ON 1/2/91.

Source: Lipper, Inc

                   $10,000 INVESTED IN MAINSTAY INSTITUTIONAL
                            SHORT-TERM BOND FUND VS
                  SALOMON SMITH BARNEY 1-3 YEAR TREASURY INDEX
                              SERVICE CLASS SHARES
[Service Class Shares Graph]

                                                                                                  SALOMON SMITH BARNEY 1-3 YEAR
                                                                    SHORT-TERM BOND FUND                  TREASURY INDEX
                                                                    --------------------          -----------------------------
12/31/90                                                                  10000.00                           10000.00
3/31/91                                                                   10220.00                           10220.00
6/30/91                                                                   10420.00                           10419.00
9/30/91                                                                   10760.00                           10768.00
12/31/91                                                                  11130.00                           11166.00
3/31/92                                                                   11140.00                           11180.00
6/30/92                                                                   11455.00                           11501.00
9/30/92                                                                   11749.00                           11844.00
12/31/92                                                                  11791.00                           11870.00
3/31/93                                                                   12079.00                           12124.00
6/30/93                                                                   12214.00                           12261.00
9/30/93                                                                   12383.00                           12434.00
12/31/93                                                                  12459.00                           12510.00
3/31/94                                                                   12374.00                           12447.00
6/30/94                                                                   12374.00                           12453.00
9/30/94                                                                   12495.00                           12573.00
12/31/94                                                                  12473.00                           12577.00
3/31/95                                                                   12885.00                           12989.00
6/30/95                                                                   13245.00                           13397.00
9/30/95                                                                   13418.00                           13591.00
12/31/95                                                                  13728.00                           13927.00
3/31/96                                                                   13756.00                           13985.00
6/30/96                                                                   13884.00                           14131.00
9/30/96                                                                   14083.00                           14365.00
12/31/96                                                                  14340.00                           14636.00
3/31/97                                                                   14415.00                           14735.00
6/30/97                                                                   14719.00                           15055.00
9/30/97                                                                   14976.00                           15350.00
12/31/97                                                                  15198.00                           15608.00
3/31/98                                                                   15392.00                           15834.00
6/30/98                                                                   15587.00                           16078.00
9/30/98                                                                   16008.00                           16573.00
12/31/98                                                                  16107.00                           16699.00
6/30/99                                                                   16226.00                           16897.00

                                                     TOTAL RETURN*           SEC AVERAGE ANNUAL TOTAL RETURN*
                 PERFORMANCE                      AS OF JUNE 30, 1999              AS OF JUNE 30, 1999
----------------------------------------------------------------------------------------------------------------
                                                      YEAR TO DATE       ONE YEAR    FIVE YEAR   SINCE INCEPTION
----------------------------------------------------------------------------------------------------------------
Short-Term Bond Fund Institutional Class                 0.85%             4.38%       5.81%          6.00%
Short-Term Bond Fund Service Class(+)                    0.74%             4.11%       5.57%          5.86%
Average Lipper Short U.S. Government Fund                1.02%             4.16%       5.53%          5.62%
Salomon Smith Barney 1-3 Year Treasury Index             1.18%             5.08%       6.28%          6.36%

YEAR-BY-YEAR PERFORMANCE
--------------------------------------------------------------------------------

                           INSTITUTIONAL CLASS SHARES
[PERFORMANCE CHART]

Year End                Total Return %
1991                      11.30
1992                       5.94
1993                       5.67
1994                       0.11
1995                      10.27
1996                       4.81
1997                       6.13
1998                       6.37
1999 AS OF 6/30/99         0.85

--------------------------------------------------------------------------------
* Total return reflects the annual return on an investment including appreciation and dividends or interest. Total returns shown herein include the change in share price and reinvestment of capital gain distributions and dividends, and, for the Service Class shares, include the service fee of .25% on an annualized basis of the average daily net asset values of the Service Class shares.

+ Performance figures for the Service Class, first offered to the public on 1/1/95, include the historical performance of the Institutional Class from the Fund's inception (1/2/91) up to 12/31/94. Performance figures for these two Classes after this date will vary based on differences in their expense structures.

  PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. DUE TO CURRENT MARKET VOLATILITY, PERFORMANCE MAY BE LESS THAN SHOWN. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT UPON REDEMPTION, SHARES MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

  The Institutional Class shares and the Service Class shares are sold with no sales charge or contingent deferred sales charge. The Service Class shares, first offered 1/1/95, are subject to an annual shareholder service fee of .25%.

SHORT-TERM BOND FUND
PORTFOLIO OF INVESTMENTS
June 30, 1999 (Unaudited)


LONG-TERM INVESTMENTS (97.3%)+
ASSET-BACKED SECURITIES (11.6%)
                                     PRINCIPAL
                                       AMOUNT        VALUE
                                     ---------------------
AUTO LEASES (2.7%)
Premier Auto Trust
 Series 1999-1 Class A3
 5.69%, due 11/8/02................  $1,390,000   $ 1,384,329
                                                  -----------
CONSUMER LOANS (1.5%)
Green Tree Financial Corp.
 Series 1999-4 Class A4
 6.64%, due 5/1/31.................     775,000       777,713
                                                  -----------
EQUIPMENT LOANS (4.2%)
Case Equipment Loan Trust
 Series 1999-A Class A4
 5.77%, due 8/15/05................   1,110,000     1,091,851
Ikon Receivables LLC
 Series 1999-1 Class A3
 5.99%, due 5/15/05................   1,065,000     1,060,591
                                                  -----------
                                                    2,152,442
                                                  -----------
LEISURE TIME (2.1%)
Harley-Davidson Eaglemark
 Motorcycle Trust
 Series 1999-1 Class A2
 5.52%, due 2/15/05................   1,120,000     1,098,328
                                                  -----------
RECREATIONAL VEHICLES (1.1%)
Fleetwood Credit Corp.
 Grantor Trust
 Series 1996-A Class A
 6.75%, due 10/17/11...............     547,507       550,923
                                                  -----------
Total Asset-Backed Securities
 (Cost $6,005,973).................                 5,963,735
                                                  -----------
CORPORATE BONDS (3.3%)
FOOD, BEVERAGE & TOBACCO (1.1%)
Seagram, Joseph E. & Sons Inc.
 5.79%, due 4/15/01................     575,000       569,399
                                                  -----------
INVESTMENT BANK/BROKERAGE (2.2%)
Donaldson, Lufkin & Jenrette Inc.
 5.875%, due 4/1/02................   1,120,000     1,103,357
                                                  -----------
Total Corporate Bonds
 (Cost $1,691,661).................                 1,672,756
                                                  -----------

U.S. GOVERNMENT &
FEDERAL AGENCIES (82.4%)
                                     PRINCIPAL
                                       AMOUNT        VALUE
                                     ---------------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION (22.3%)
 5.375%, due 3/15/02...............   3,900,000     3,852,069
 5.625%, due 3/15/01...............   7,600,000     7,595,060
                                                  -----------
                                                   11,447,129
                                                  -----------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION I
 (MORTGAGE PASS-THROUGH SECURITY) (1.4%)
 8.00%, due 11/15/28...............     704,680       726,264
                                                  -----------
UNITED STATES TREASURY NOTES (58.7%)
 5.625%, due 11/30/00 (a)..........  $2,350,000   $ 2,356,251
 5.75%, due 10/31/00 (a)...........   8,450,000     8,488,870
 6.25%, due 8/31/00-1/31/02 (a)....   4,110,000     4,151,027
 6.375%, due 3/31/01...............   1,210,000     1,227,388
 6.50%, due 8/31/01 (a)............   4,755,000     4,844,156
 6.625%, due 3/31/02...............     305,000       312,576
 6.75%, due 4/30/00 (a)............   5,320,000     5,384,000
 7.50%, due 11/15/01 (a)...........   3,305,000     3,442,885
                                                  -----------
                                                   30,207,153
                                                  -----------
Total U.S. Government &
 Federal Agencies
 (Cost $42,987,165)................                42,380,546
                                                  -----------
Total Long-Term Investments
 (Cost $50,684,799)................                50,017,037
                                                  -----------
SHORT-TERM INVESTMENT (1.6%)
COMMERCIAL PAPER (1.6%)
KFW International Finance Inc.
 5.70%, due 7/1/99.................                   800,000
                                                  -----------
Total Short-Term Investment
 (Cost $800,000)...................                   800,000
                                                  -----------
Total Investments
 (Cost $51,484,799) (b)............        98.9%   50,817,037(c)
Cash and Other Assets,
 Less Liabilities..................         1.1       591,061
                                      ---------     ---------
Net Assets.........................       100.0%  $51,408,098
                                      =========   ===========

------------
(a) Represents securities out on loan or a portion of which is out on loan. (See Note 2N)
(b)  The cost for Federal income tax purpose is $51,494,981.
(c) At June 30, 1999 gross unrealized depreciation was $677,944, based on cost for Federal income tax purposes. This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $10,863 and aggregated gross unrealized depreciation for all investments on which there was an excess of cost over market value of $688,807.

------------
+ Percentages indicated are based on Fund net assets.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                        MAINSTAY
                                                        INSTITUTIONAL FUNDS INC.

SHORT-TERM BOND FUND

STATEMENT OF ASSETS AND LIABILITIES
As of June 30, 1999 (Unaudited)

ASSETS:
  Investment in securities, at value
    (identified cost $51,484,799).........   $50,817,037
  Cash....................................         3,485
  Collateral held for securities loaned at
    value (Note 2N).......................    14,547,978
  Receivables:
    Investment securities sold............     1,170,000
    Interest..............................       641,644
    Fund shares sold......................       406,547
                                             -----------
        Total assets......................    67,586,691
                                             -----------
LIABILITIES:
  Securities lending collateral, at value
    (Note 2N).............................    14,547,978
  Payables:
    Investment securities purchased.......     1,574,679
    MainStay Management...................        15,214
    Custodian.............................         4,633
    Fund shares redeemed..................         2,613
    Transfer agent........................         2,234
  Accrued expenses........................        31,242
                                             -----------
        Total liabilities.................    16,178,593
                                             -----------
  Net assets..............................   $51,408,098
                                             ===========
COMPOSITION OF NET ASSETS:
  Capital stock (par value of $.001 per
    share)
    1 billion shares authorized
    Institutional Class...................   $     5,291
    Institutional Service Class...........           114
  Additional paid-in capital..............    57,771,011
  Accumulated undistributed net investment
    income................................     1,483,444
  Accumulated net realized loss on
    investments...........................    (7,184,000)
  Net unrealized depreciation on
    investments...........................      (667,762)
                                             -----------
  Net assets..............................   $51,408,098
                                             ===========
Institutional Class
  Net assets applicable to outstanding
    shares................................   $50,323,347
                                             ===========
  Shares of capital stock outstanding.....     5,290,804
                                             ===========
  Net asset value per share outstanding...   $      9.51
                                             ===========
Institutional Service Class
  Net assets applicable to outstanding
    shares................................   $ 1,084,751
                                             ===========
  Shares of capital stock outstanding.....       114,391
                                             ===========
  Net asset value per share outstanding...   $      9.48
                                             ===========

STATEMENT OF OPERATIONS
For the six months ended June 30, 1999 (Unaudited)
INVESTMENT INCOME:
  Income:
    Interest.............................   $  1,647,157
                                            ------------
  Expenses:
    Management...........................        162,257
    Professional.........................         16,470
    Transfer agent.......................         14,322
    Registration.........................         13,704
    Custodian............................          4,864
    Shareholder communication............          2,033
    Service..............................          1,457
    Pricing Service......................          1,216
    Directors............................            564
    Miscellaneous........................          6,056
                                            ------------
        Total expenses before
          reimbursement..................        222,943
    Expense reimbursement from Manager...        (59,230)
                                            ------------
        Net expenses.....................        163,713
                                            ------------
  Net investment income..................      1,483,444
                                            ------------
REALIZED AND UNREALIZED LOSS
  ON INVESTMENTS:
  Net realized loss on investments.......        (93,952)
  Net change in unrealized appreciation
    on investments.......................       (885,681)
                                            ------------
  Net realized and unrealized loss on
    investments..........................       (979,633)
                                            ------------
  Net increase in net assets resulting
    from operations......................   $    503,811
                                            ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

SHORT-TERM BOND FUND
STATEMENT OF CHANGES IN NET ASSETS
For the six months ended June 30, 1999 (Unaudited) and the year ended December 31, 1998

                                                                   1999             1998
                                                              --------------   --------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income...................................  $    1,483,444   $    2,578,509
    Net realized gain (loss) on investments.................         (93,952)          26,879
    Net change in unrealized appreciation on investments....        (885,681)          84,111
                                                              --------------   --------------
    Net increase in net assets resulting from operations....         503,811        2,689,499
                                                              --------------   --------------
  Dividends to shareholders:
    From net investment income:
      Institutional Class...................................              --       (2,516,800)
      Institutional Service Class...........................              --          (67,925)
                                                              --------------   --------------
        Total dividends to shareholders.....................              --       (2,584,725)
                                                              --------------   --------------
  Capital share transactions:
    Net proceeds from sale of shares:
      Institutional Class...................................      23,201,192       17,781,967
      Institutional Service Class...........................         288,792          791,418
    Net asset value of shares issued to shareholders in
     reinvestment of dividends:
      Institutional Class...................................              --        2,516,797
      Institutional Service Class...........................              --           67,923
                                                              --------------   --------------
                                                                  23,489,984       21,158,105
    Cost of shares redeemed:
      Institutional Class...................................     (15,591,566)     (24,848,447)
      Institutional Service Class...........................        (486,999)      (1,081,302)
                                                              --------------   --------------
      Increase (decrease) in net assets derived from capital
       share transactions...................................       7,411,419       (4,771,644)
                                                              --------------   --------------
      Net increase (decrease) in net assets.................       7,915,230       (4,666,870)
NET ASSETS:
  Beginning of period.......................................      43,492,868       48,159,738
                                                              --------------   --------------
  End of period.............................................  $   51,408,098   $   43,492,868
                                                              ==============   ==============
  Accumulated undistributed net investment income at end of
    period..................................................  $    1,483,444   $           --
                                                              ==============   ==============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

SHORT-TERM BOND FUND
FINANCIAL HIGHLIGHTS
(Selected per share data and ratios)

                                                                             INSTITUTIONAL                   INSTITUTIONAL
                                                             INSTITUTIONAL      SERVICE      INSTITUTIONAL      SERVICE
                                                                 CLASS           CLASS           CLASS           CLASS
                                                             -------------   -------------   -------------   -------------
                                                                   SIX MONTHS ENDED                   YEAR ENDED
                                                                    JUNE 30, 1999*                 DECEMBER 31, 1998
                                                             -----------------------------   -----------------------------
Net asset value at beginning of period.....................   $     9.43      $     9.41      $     9.39      $     9.38
                                                              ----------      ----------      ----------      ----------
Net investment income......................................         0.28            0.27            0.56            0.53
Net realized and unrealized gain (loss) on investments.....        (0.20)          (0.20)           0.04            0.03
                                                              ----------      ----------      ----------      ----------
Total from investment operations...........................         0.08            0.07            0.60            0.56
                                                              ----------      ----------      ----------      ----------
Less dividends from net investment income..................           --              --           (0.56)          (0.53)
                                                              ----------      ----------      ----------      ----------
Net asset value at end of period...........................   $     9.51      $     9.48      $     9.43      $     9.41
                                                              ==========      ==========      ==========      ==========
Total investment return....................................         0.85%(a)        0.74%(a)        6.37%           5.98%
Ratios (to average net assets)/Supplemental Data:
  Net investment income....................................         5.49%+          5.24%+          5.95%           5.70%
  Net expenses.............................................         0.60%+          0.85%+          0.60%           0.85%
  Expenses (before reimbursement)..........................         0.82%+          1.07%+          0.89%           1.14%
Portfolio turnover rate....................................           63%             63%            125%            125%
Net assets at end of period (in 000's).....................   $   50,323      $    1,085      $   42,219      $    1,273

------------
 *  Unaudited.
 +  Annualized.
(a) Total return is not annualized.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                        MAINSTAY
                                                        INSTITUTIONAL FUNDS INC.

                     INSTITUTIONAL                   INSTITUTIONAL                   INSTITUTIONAL
     INSTITUTIONAL      SERVICE      INSTITUTIONAL      SERVICE      INSTITUTIONAL      SERVICE      INSTITUTIONAL
         CLASS           CLASS           CLASS           CLASS           CLASS           CLASS           CLASS
     -------------   -------------   -------------   -------------   -------------   -------------   -------------
                                                YEAR ENDED DECEMBER 31
     -------------------------------------------------------------------------------------------------------------
                 1997                            1996                            1995                    1994
     -----------------------------   -----------------------------   -----------------------------   -------------
       $   9.48        $   9.46        $   9.68        $   9.67        $   9.37        $   9.37        $  10.33
       --------        --------        --------        --------        --------        --------        --------
           0.67            0.64            0.66            0.64            0.65            0.64            0.97
          (0.09)          (0.08)          (0.20)          (0.21)           0.31            0.30           (0.96)
       --------        --------        --------        --------        --------        --------        --------
           0.58            0.56            0.46            0.43            0.96            0.94            0.01
       --------        --------        --------        --------        --------        --------        --------
          (0.67)          (0.64)          (0.66)          (0.64)          (0.65)          (0.64)          (0.97)
       --------        --------        --------        --------        --------        --------        --------
       $   9.39        $   9.38        $   9.48        $   9.46        $   9.68        $   9.67        $   9.37
       ========        ========        ========        ========        ========        ========        ========
           6.13%           5.98%           4.81%           4.46%          10.27%          10.07%           0.11%
           6.24%           5.99%           5.85%           5.60%           6.38%           6.13%           5.90%
           0.60%           0.85%           0.60%           0.85%           0.60%           0.85%           0.60%
           0.82%           1.07%           0.79%           1.04%           0.82%           1.07%           0.72%
            153%            153%            195%            195%            171%            171%            269%
       $ 46,674        $  1,485        $ 57,805        $  1,316        $ 50,902        $  1,128        $ 62,340

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

--------------------------------------------------------------------------------
NOTE 1-- Organization and Business:
--------------------------------------------------------------------------------

MainStay Institutional Funds Inc. (the "Company") was incorporated in the state of Maryland on September 21, 1990 and commenced operations on January 2, 1991. The Company is registered as an open-end management investment company under the Investment Company Act of 1940, as amended, ("Investment Company Act"). As of June 30, 1999 the Company has eleven separate investment portfolios: EAFE Index Fund, Growth Equity Fund, Indexed Equity Fund, International Equity Fund, Asset Manager Fund (formerly known as the Multi-Asset Fund), Value Equity Fund, Bond Fund, Indexed Bond Fund, International Bond Fund, Money Market Fund and Short-Term Bond Fund (individually or collectively referred to as a "Fund" or the "Funds").

    The International Bond Fund and the International Equity Fund commenced operations on January 1, 1995.

    Each Fund currently offers two classes of shares as follows: Institutional Class shares and Institutional Service Class shares. In addition, the Money Market Fund offers a third class of shares, the Money Market Fund Sweep Shares Class. The Company has adopted a Shareholder Services Plan with respect to the Institutional Service Class of each Fund and a Shareholder Services Plan for the Money Market Fund Sweep Shares Class. The Institutional Class shares and Institutional Service Class shares are substantially the same, except that the Institutional Service Class shares bear the fees payable under the Shareholder Services Plan for that class at an annual rate of 0.25% of the average daily net assets of the outstanding Institutional Service Class shares ("Shareholder Service Fee"). The distribution of Institutional Service Class shares commenced on January 1, 1995.

    The Money Market Fund Sweep Shares Class bears a shareholder service fee at an annual rate of 0.25% of the average daily net assets of the outstanding Money Market Fund Sweep Shares under the Shareholder Services Plan for that Class. The Money Market Fund Sweep Shares Class also bears the payment of fees at an annual rate of 0.25% of the average daily net assets of the outstanding Sweep Shares for services in support of distribution activities under a distribution plan pursuant to Rule 12b-1 under the Investment Company Act ("Distribution Plan"). The distribution of the Money Market Fund Sweep Shares Class commenced on December 8, 1998.

    The investment objectives for each of the Funds of the Company are as follows:

    The EAFE Index Fund seeks to provide investment results that correspond to the total return performance (reflecting reinvestment of dividends) of common stocks in the aggregate, as represented by the Morgan Stanley Capital International Europe, Australia and Far East Index (the "EAFE Index").

    The Growth Equity Fund seeks long-term growth of capital. Dividend income, if any, is a consideration incidental to the Fund's objective of growth of capital.

    The Indexed Equity Fund seeks to provide investment results that correspond to the total return performance (reflecting reinvestment of dividends) of common stocks in the aggregate, as represented by the S&P 500 Composite Stock Price Index.

    The International Equity Fund seeks long-term growth of capital by investing in a portfolio consisting primarily of non-U.S. equity securities. Current income is a secondary objective.

    The Asset Manager Fund seeks to maximize total return, consistent with certain percentage constraints on amounts allocated to each asset class, from a combination of common stocks, fixed income securities, and money market investments.

    The Value Equity Fund seeks maximum long-term total return from a combination of capital growth and income.

    The Bond Fund seeks to maximize total return, consistent with liquidity, low risk to principal and investment in debt securities.

    The Indexed Bond Fund seeks to provide investment results that correspond to the total return performance of fixed income securities in the aggregate, as represented by the Salomon Smith Barney Broad Investment Grade Bond Index.

    The International Bond Fund seeks to provide total return by investing primarily in a portfolio of non-U.S. (primarily government) debt securities.

                                                        MAINSTAY
                                                        INSTITUTIONAL FUNDS INC.

    The Money Market Fund seeks to provide a high level of current income while preserving capital and maintaining liquidity.

    The Short-Term Bond Fund seeks to maximize total return, consistent with liquidity, preservation of capital and investment in short-term debt securities.

    There are certain risks involved in investing in foreign securities that are in addition to the usual risks inherent in domestic instruments. These risks include those resulting from future adverse political and economic developments and possible imposition of currency exchange blockages or other foreign governmental laws or restrictions.

--------------------------------------------------------------------------------
NOTE 2--Significant Accounting Policies:
--------------------------------------------------------------------------------

The following is a summary of significant accounting policies followed by the
Company:

                                      (A)

VALUATION OF FUND SHARES. The net asset value per share of each Class of shares of each Fund is calculated on each day the New York Stock Exchange (the "Exchange") is open for trading as of the close of regular trading on the Exchange, except for the Money Market Fund, which is calculated at noon every day the Exchange is open. The net asset value per share of each Class of shares is determined by taking the current market value of total assets attributable to that Class, except for the Money Market Fund, which is based on the amortized cost method of valuation, subtracting the liabilities attributable to that Class, and dividing the result by the outstanding shares of that Class.

    The Money Market Fund seeks to maintain a net asset value of $1.00 per share, although there is no assurance that it will be able to do so.

                                      (B)

SECURITIES VALUATION. Portfolio securities of the Money Market Fund are valued at their amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between such cost and the value on maturity date.

    Portfolio securities of each of the other Funds are stated at value determined (a) by appraising common and preferred stocks which are traded on the Exchange at the last sale price on that day or, if no sale occurs, the mean between the closing bid price and asked price; (b) by appraising common and preferred stocks traded on other United States national securities exchanges or foreign securities exchanges as nearly as possible in the manner described in
(a) by reference to their principal exchange, including the National Association of Securities Dealers National Market System; (c) by appraising over-the-counter securities quoted on the National Association of Securities Dealers ("NASDAQ") system (but not listed on the National Market System) at the bid price supplied through such system; (d) by appraising over-the-counter securities not quoted on the NASDAQ system and securities listed or traded on certain foreign exchanges whose operations are similar to the U.S. over-the-counter market at prices supplied by a pricing agent selected by a Fund's subadvisor if such prices are deemed to be representative of market values at the regular close of business of the Exchange; (e) by appraising debt securities at prices supplied by a pricing agent selected by a Fund's subadvisor, whose prices reflect broker/dealer supplied valuations and electronic data processing techniques if those prices are deemed by a Fund's subadvisor to be representative of market values at the regular close of business of the Exchange; (f) by appraising options and futures contracts at the last sale price on the market where any such option or futures are principally traded; and (g) by appraising all other securities and other assets, including over-the-counter common and preferred stocks not quoted on the NASDAQ system, securities not listed or traded on foreign exchanges whose operations are similar to the U.S. over-the-counter market and debt securities for which prices are supplied by a pricing agent but are not deemed by a Fund's subadvisor to be representative of market values, but excluding money market instruments with a remaining maturity of 60 days or less and including restricted securities and securities for which no market quotations are available, at fair value in accordance with procedures approved by the Company's Board of Directors. Short-term securities which mature in more than 60 days are valued at current market quotations. Short-term securities which mature in 60 days or less are valued at amortized cost if their term to maturity at purchase was 60 days or less, or by amortizing the difference between market value on the 61st day prior to maturity and value on maturity date if their original term to maturity at purchase exceeded 60 days.

    Events affecting the values of portfolio securities that occur between the time their prices are determined and the close of the Exchange will not be reflected in the Funds' calculation of net asset values unless a Fund's subadvisor deems that the particular event would materially affect such Fund's net asset value, in which case an adjustment will be made.

                                      (C)

FEDERAL INCOME TAXES. Each of the Funds is treated as a separate entity for Federal income tax purposes. The Company's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of the taxable income to the shareholders of each Fund within the allowable time limits. Therefore, no Federal income or excise tax provision is required.

    Investment income received by a Fund from foreign sources may be subject to foreign income taxes withheld at the source.

                                      (D)

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions are recorded on the ex-dividend date. For the Money Market Fund, dividends are declared daily and paid monthly. Each of the other Funds intends to declare and pay, as a dividend, substantially all of their net investment income and net realized gains no less frequently than once a year. Income dividends and capital gain distributions are determined in accordance with Federal tax regulations, which may differ from generally accepted accounting principles. These "book/tax differences" are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their Federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for Federal tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains.

                                      (E)

SECURITY TRANSACTIONS AND INVESTMENT INCOME. The Company records security transactions on the trade date. Realized gains and losses on security transactions are determined using the identified cost method and include gains and losses from repayments of principal on mortgage-related and other asset-backed securities. Dividend income is recognized on the ex-dividend date and interest income is accrued daily. Discounts on securities, other than short-term securities, purchased for all Funds are accreted on the constant yield method over the life of the respective securities or, in the case of a callable security, over the period to the first date of call. Premiums on securities purchased are not amortized for any Fund except the Money Market Fund which amortizes the premium on the constant yield method over the life of the respective securities.

                                      (F)

ORGANIZATION COSTS. Organization costs incurred for the International Bond Fund and the International Equity Fund are being amortized over a maximum period of 60 months beginning January 1, 1995, the date such Funds commenced operations. In the event that any of the initial shares purchased by affiliates of New York Life Insurance Company ("New York Life"), are redeemed, proceeds of such redemption will be reduced by the proportionate amount of the unamortized deferred organizational expenses which the number of shares redeemed bears to the total number of initial shares purchased.

                                      (G)

EXPENSES. Expenses with respect to any two or more Funds are allocated in proportion to the net assets of the respective Funds when the expenses are incurred except where direct allocations of expenses can be made.

    The investment income and expenses (other than expenses incurred under the Shareholder Services Plans and the Distribution Plan), and realized and unrealized gains and losses on investments of a Fund are allocated to separate classes of shares based upon their relative net assets on the date the income is earned or expenses and realized and unrealized gains and losses are incurred.

                                      (H)

USE OF ESTIMATES. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

                                                        MAINSTAY
                                                        INSTITUTIONAL FUNDS INC.

                                      (I)

FOREIGN CURRENCY TRANSACTIONS. The books and records of the Company are kept in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the mean between the buying and selling rates last quoted by any major U.S. bank at the following dates:

        (i) market value of investment securities, other assets and liabilities--at the valuation date

       (ii) income and expenses--at the date of such transactions.

    The assets and liabilities are presented at the exchange rates and market values at the close of the period. The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices are not separately presented. The International Bond Fund isolates the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term debt securities sold during the period. However, gains and losses from certain foreign currency transactions are treated as ordinary income for Federal income tax purposes.

    Net realized gain (loss) on foreign currency transactions represents net gains and losses on forward currency transactions, net currency gains and losses realized as a result of differences between the amounts of security sale proceeds or purchase cost, dividends, interest and withholding taxes as recorded on the Fund's books, and the U.S. dollar equivalent amount actually received or paid. Net currency gains or losses from valuing such foreign currency denominated assets and liabilities at period-end exchange rates are reflected in unrealized foreign exchange gains or losses.

EAFE INDEX FUND

Foreign cash held at June 30, 1999:

                CURRENCY                             COST              VALUE
-----------------------------------------         ----------         ----------
Pound Sterling             L       11,000         $   16,833         $   17,339
                                                  ==========         ==========

INTERNATIONAL EQUITY FUND

Foreign cash held at June 30, 1999:

                CURRENCY                             COST              VALUE
-----------------------------------------         ----------         ----------
Australian Dollar          A$   1,068,325         $  702,850         $  707,125
Canadian Dollar            C$          34                 23                 23
Euro                       E    1,038,420          1,071,107          1,070,923
Hong Kong Dollar           HK      64,665              8,339              8,334
Japanese Yen               Y    1,270,962             10,487             10,501
New Zealand Dollar         N$   1,149,138            612,286            608,928
Pound Sterling             L       92,800            149,187            146,280
Swedish Krona              SK     152,677             18,327             17,958
Swiss Franc                CF     105,946             69,726             68,150
                                                  ----------         ----------
                                                  $2,642,332         $2,638,222
                                                  ==========         ==========

INTERNATIONAL BOND FUND

Foreign cash held at June 30, 1999:

                CURRENCY                             COST              VALUE
-----------------------------------------         ----------         ----------
Danish Krone               DK          14         $        2         $        2
Euro                       E      935,433            970,054            964,712
Pound Sterling             L      753,282          1,190,037          1,187,392
                                                  ----------         ----------
                                                  $2,160,093         $2,152,106
                                                  ==========         ==========

                                      (J)

FOREIGN CURRENCY FORWARD CONTRACTS. A foreign currency forward contract is an agreement to buy or sell currencies of different countries on a specified future date at a specified rate. During the period the forward contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking to market" such contract on a daily basis to reflect the market value of the contract at the end of each day's trading. When the forward contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund's basis in the contract. Foreign currency forward contracts are used for hedging purposes. (see Note 5).

INTERNATIONAL EQUITY FUND

Foreign currency forward contracts open at June 30, 1999:

                                                                                                 UNREALIZED
                                                       CONTRACT AMOUNT      CONTRACT AMOUNT      APPRECIATION/
                                                       SOLD                 PURCHASED            (DEPRECIATION)
                                                       ------------------   ------------------   --------------
FOREIGN CURRENCY SALE CONTRACTS
--------------------------------
Australian Dollar vs. U.S. Dollar, expiring
  8/18/99............................................  A$       5,333,500   $        3,386,654     $(145,465)
Canadian Dollar vs. U.S. Dollar, expiring 8/26/99....  C$      13,166,000   $        9,030,488       127,985
Euro vs. Swedish Krona, expiring 8/30/99.............  E        1,294,466   SK      11,631,000        32,018
Euro vs. U.S. Dollar, expiring 8/31/99...............  E       11,280,000   $       12,238,800       550,529
New Zealand Dollar vs. U.S. Dollar, expiring
  8/16/99............................................  N$       3,365,000   $        1,823,914        39,185
Pound Sterling vs. Euro, expiring 8/11/99............  L        4,229,550   E        6,500,000        55,910

                                                       CONTRACT AMOUNT      CONTRACT AMOUNT
                                                       PURCHASED            SOLD
                                                       ------------------   ------------------
FOREIGN CURRENCY BUY CONTRACTS
------------------------------
Canadian Dollar vs. U.S. Dollar, expiring 8/26/99....  C$      13,106,000   $        8,795,973        65,959
Euro vs. U.S. Dollar, expiring 8/31/99...............  E        9,760,000   $       10,450,958      (337,702)
Pound Sterling vs. U.S. Dollar, expiring 8/26/99.....  L        3,150,000   $        5,168,772      (201,493)
                                                                                                   ---------
Net unrealized appreciation on foreign currency
  forward contracts..................................                                              $ 186,926
                                                                                                   =========

INTERNATIONAL BOND FUND

Foreign currency forward contracts open at June 30, 1999:

                                                                                                 UNREALIZED
                                                       CONTRACT AMOUNT      CONTRACT AMOUNT      APPRECIATION/
                                                       SOLD                 PURCHASED            (DEPRECIATION)
                                                       ------------------   ------------------   --------------
FOREIGN CURRENCY SALE CONTRACTS
-------------------------------
Australian Dollar vs. U.S. Dollar, expiring
  8/18/99............................................  A$       9,477,000   $        2,221,122     $ (81,527)
Canadian Dollar vs. U.S. Dollar, expiring 8/18/99....  C$         587,000   $          402,330         5,462
Canadian Dollar vs. U.S. Dollar, expiring 8/26/99....  C$       4,512,000   $        3,094,756        43,861
Danish Krone vs. Euro, expiring 8/23/99..............  DK       8,050,000   E        1,081,422        (3,373)
Euro vs. Danish Krone, expiring 8/23/99..............  E        1,450,833   DK      10,800,000         4,545
Euro vs. Swedish Krona, expiring 8/30/99.............  E        1,330,047   SK      11,900,000        26,912
Euro vs. U.S. Dollar, expiring 8/31/99...............  E        2,161,000   $        2,326,279        87,063
Japanese Yen vs. U.S. Dollar, expiring 8/16/99.......  Y       99,746,000   $          830,608           808
Pound Sterling vs. Euro, expiring 8/11/99............  L        1,821,960   E        2,800,000        24,084
Pound Sterling vs. U.S. Dollar, expiring 8/26/99.....  L        1,818,000   $        2,955,630        88,801
Swedish Krona vs. Euro, expiring 8/30/99.............  SK      17,050,000   E        1,892,720       (51,962)

                                                       CONTRACT AMOUNT      CONTRACT AMOUNT
                                                       PURCHASED            SOLD
                                                       ------------------   ------------------
FOREIGN CURRENCY BUY CONTRACTS
------------------------------
Canadian Dollar vs. U.S. Dollar, expiring 8/26/99....  C$       3,886,000   $        2,619,661         7,950
Euro vs. U.S. Dollar, expiring 8/16/99...............  E        1,105,019   $        1,179,000       (35,325)
Euro vs. U.S. Dollar, expiring 8/31/99...............  E        5,140,000   $        5,527,328      (201,289)
Japanese Yen vs. U.S. Dollar, expiring 8/16/199......  Y      530,428,875   $        4,450,000       (37,294)
                                                                                                   ---------
Net unrealized depreciation on foreign currency
  forward contracts..................................                                              $(121,284)
                                                                                                   =========

                                                        MAINSTAY
                                                        INSTITUTIONAL FUNDS INC.

VALUE EQUITY FUND

Foreign currency forward contracts open at June 30, 1999:

                                                   CONTRACT AMOUNT        CONTRACT AMOUNT        UNREALIZED
                                                   SOLD                   PURCHASED              APPRECIATION
                                                   --------------------   --------------------   ------------
FOREIGN CURRENCY SALE CONTRACTS
-------------------------------
Japanese Yen vs. U.S. Dollar, expiring 9/16/99...  Y     1,084,000,000    $         9,126,884     $  65,725
                                                                                                  ---------
Net unrealized appreciation on foreign currency
  forward contracts..............................                                                 $  65,725
                                                                                                  =========

                                      (K)

PURCHASED AND WRITTEN OPTIONS. The Fund may write covered call and put options on its portfolio securities or foreign currencies. Premiums are received and are recorded as liabilities. The liabilities are subsequently adjusted to reflect the current value of the options written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are cancelled in closing purchase transactions are added to the proceeds or netted against the amount paid on the transaction to determine the realized gain or loss. By writing a covered call option, a Fund foregoes in exchange for the premium the opportunity for capital appreciation above the exercise price should the market price of the underlying security or foreign currency increase. By writing a covered put option, a Fund, in exchange for the premium, accepts the risk of a decline in the market value of the underlying security or foreign currency below the exercise price.

    The Fund may purchase call and put options on its portfolio securities or foreign currencies. The Fund may purchase call options to protect against an increase in the price of the security or foreign currency it anticipates purchasing. The Fund may purchase put options on its securities or foreign currencies to protect against a decline in the value of the security or foreign currency or to close out covered written put positions. Risks may arise from an imperfect correlation between the change in market value of the securities or foreign currencies held by the Fund and the prices of options relating to the securities or foreign currencies purchased or sold by the Fund and from the possible lack of a liquid secondary market for an option. The maximum exposure to loss for any purchased option is limited to the premium initially paid for the option.

                                      (L)

FUTURES CONTRACTS. A futures contract is an agreement to purchase or sell a specified quantity of an underlying instrument at a specified future date and price, or to make or receive a cash payment based on the value of a securities index. During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking to market" such contract on a daily basis to reflect the market value of the contract at the end of each day's trading. The Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin". When the futures contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund's basis in the contract. Futures contracts are used for hedging purposes (see Note 5).

                                      (M)

MORTGAGE DOLLAR ROLLS. A mortgage dollar roll ("MDR") is a transaction in which a Fund sells mortgage-backed securities ("MBS") from its portfolio to a counterparty from whom it simultaneously agrees to buy a similar security on a delayed delivery basis. The MDR transactions of a Fund are classified as purchase and sale transactions. The securities sold in connection with the MDRs are removed from the portfolio and a realized gain or loss is recognized. The securities the Funds have agreed to acquire are included at market value in the portfolio of investments and liabilities for such purchase commitments are included as payables for investments purchased. The Fund maintains a segregated account with its custodian containing securities from its portfolio having a value not less than the repurchase price, including accrued interest. MDR transactions involve certain risks, including the risk that the MBS returned to the Fund at the end of the roll, while substantially similar, could be inferior to what was initially sold to the counterparty.

                                      (N)

SECURITIES LENDING. Each Fund may lend its securities to broker-dealers and financial institutions. The loans are secured by collateral (cash or securities) at least equal at all times to the market value of the securities loaned. The Fund may bear the risk of delay in recovery of, or loss of rights in, the securities loaned should the borrower of the securities experience financial difficulty. The Fund receives compensation for lending its securities in the form of fees or it retains a portion of interest on the investment of any cash received as collateral. The Fund also continues to receive interest and dividends on the securities loaned and any gain or loss in the market price of the securities loaned that may occur during the term of the loan will be for the account of the Fund.

At June 30, 1999, the Bond Fund and Short-Term Bond Fund had portfolio securities with a fair market value of $47,592,153 and $14,188,400, respectively, on loan to broker-dealers and government securities dealers.

    Cash collateral received by the Bond Fund and Short-Term Bond Fund are invested in investment grade commercial paper, or other securities in accordance with the Funds' Securities Lending Procedures. Such investments are included as an asset and a corresponding liability in the Statement of Assets and Liabilities. While these Funds invest cash collateral in investment grade securities or other "high quality" investment vehicles, the Funds bear the risk that liability for the collateral may exceed the value of the investment.

    Net income earned on securities lending amounted to $50,460 and $8,250, net of broker fees and rebates, for the Bond Fund and Short-Term Bond Fund respectively, for the six months ended June 30, 1999 and is included as interest income on the Statement of Operations.

BOND FUND
Investments made with cash collateral at June 30, 1999

                                                                  PRINCIPAL
                                                                    AMOUNT           VALUE
                                                                  ----------      -----------
SHORT-TERM COMMERCIAL PAPER
Atlantis One Funding Corp.
  5.104%, due 7/1/99........................................      $8,849,000      $ 8,841,478
Bayer Hypo-Und Vereinsbank AG
  5.851%, due 7/1/99........................................       5,600,000        5,599,090
CIT Group Home Equity Loan Trust Inc.
  5.24%, due 7/15/99........................................       1,264,738        1,266,121
Park Avenue Receivable Corp.
  5.376%, due 7/7/99........................................       9,000,000        8,990,603
Textron Financial Corp.
  5.255%, due 11/24/99......................................       8,000,000        7,998,846
                                                                                  -----------
                                                                                   32,696,138
                                                                                  -----------
REPURCHASE AGREEMENTS
Goldman Sachs & Co.
  6.14%, due 12/31/99
  (Collateralized by
  $1,050,000 Unova Inc.
    6.875%, due 3/15/05 Market Value $1,001,438
  $2,198,000 Joseph E. Seagram & Sons
    8.857%, due 9/15/11 Market Value $2,380,103
  $1,876,000 Owens Corning
    7.00%, due 3/15/09 Market Value $1,744,680
  $500,000 Owens Corning
    7.50%, due 5/1/05 Market Value $491,040
  $2,140,000 Kroger Co.
    6.375%, due 3/1/08 Market Value $1,998,225
  $550,000 The Costal Corp.
    10.25%, due 10/15/04 Market Value $626,797
  $1,820,000 Calenergy Co. Inc.
    8.48%, due 9/15/28 Market Value $1,916,424).............       8,000,000        8,000,000

                                                        MAINSTAY
                                                        INSTITUTIONAL FUNDS INC.

                                                                  PRINCIPAL
                                                                    AMOUNT           VALUE
                                                                  ----------      -----------
REPURCHASE AGREEMENTS (Continued)
Prudential Securities Inc.
  6.10%, due 12/31/99
  (Collateralized by
  $1,200,00 U.S. West Capital Funding Inc.
    6.25%, due 7/15/05 Market Value $1,144,494
  $1,251,918 U.S. Treasury Security Stripped Interest Payment
    8.875%, due 8/15/17 Market Value $387,866
  $727,347 U.S. Treasury Security Stripped Interest Payment
    9.875%, due 11/15/12 Market Value $310,257
  $192,245 U.S. Treasury Bond
    10.375%, due 11/15/12 Market Value $242,859
  $857,143 Telecom De Puerto Rico
    6.65%, due 5/15/06 Market Value $835,714
  $340,408 Joseph E. Seagram & Sons
    6.25%, due 12/15/01 Market Value $336,579
  $1,346,939 Residential Asset Securities Corporation
    7.15%, due 7/25/30 Market Value $1,346,939
  $489,796 Pulte Corp.
    8.375%, due 8/15/04 Market Value $492,245
  $563,265 Oxy USA Inc.
    7.00%, due 4/15/11 Market Value $501,177
  $293,878 News America Holdings Inc.
    8.50%, due 2/15/05 Market Value $308,204
  $879,575 The Money Store Business Loan Backed Trust
    5.3975%, due 6/15/13 Market Value $879,575
  $832,653 Hydro-Quebec Capitech Inc.
    8.00%, due 2/1/13 Market Value $882,567
  $13,959 Financial Corp. FICO Strip
    (zero coupon), due 2/8/04 Market Value $10,421
  $188,082 Federal National Mortgage Association
    5.125%, due 2/13/04 Market Value $178,868
  $489,796 Federal Home Loan Bank
    5.52%, due 4/5/02 Market Value $480,722
  $122,449 Federal Home Loan Bank
    5.73%, due 5/29/01 Market Value $121,889)...............      $8,400,000      $ 8,400,000
                                                                                  -----------
                                                                                   16,400,000
                                                                                  -----------
                                                                                  $49,096,138
                                                                                  ===========

SHORT-TERM BOND FUND

Investments made with cash collateral at June 30, 1999

                                                                  PRINCIPAL
                                                                    AMOUNT           VALUE
                                                                  ----------      -----------
SHORT-TERM COMMERCIAL PAPER
Cincinnati Bell Inc.
  5.901%, due 7/1/99........................................      $1,660,000      $ 1,659,728
Countrywide Home Loans Inc.
  4.985%, due 10/27/99......................................       2,500,000        2,503,350
Grand Metropolitan Finance Inc.
  4.99%, due 7/22/99........................................       2,500,000        2,485,189
Textron Financial Corp.
  5.255%, due 11/24/99......................................       2,000,000        1,999,711
Triangular Funding Corp.
  5.04%, due 10/15/99.......................................       2,000,000        2,000,000
                                                                                  -----------
                                                                                   10,647,978
                                                                                  -----------
REPURCHASE AGREEMENTS
Goldman Sachs & Co.
  6.14%, due 12/31/99
  (Collateralized by
  $1,500,000 Regency Corp.
    7.125%, due 7/15/05 Market Value $1,414,991
  $1,000,000 Lockheed Martin Corp.
    7.20%, due 5/1/36 Market Value $981,430
  $1,829,999 Export Import Bank
    6.375%, due 2/15/06 Market Value $1,672,162)............       2,000,000        2,000,000
Prudential Securities Inc.
  6.10%, due 12/31/99
  (Collateralized by
  $271,429 U.S. West Capital Funding Inc.
    6.25%, due 7/15/05 Market Value $258,874
  $283,172 U.S. Treasury Security Stripped Interest Payment
    8.875%, due 8/15/17 Market Value $87,732
  $164,519 U.S. Treasury Security Stripped Interest Payment
    9.875%, due 11/15/12 Market Value $70,177
  $43,484 U.S. Treasury Bond
    10.375%, due 11/15/12 Market Value $54,932
  $193,878 Telecom De Puerto Rico
    6.65%, due 5/15/06 Market Value $189,031
  $76,997 Joseph E. Seagram & Sons
    6.25%, due 12/15/01 Market Value $76,131
  $304,665 Residential Asset Securities Corporation
    7.15%, due 7/25/30 Market Value $304,665
  $110,787 Pulte Corp.
    8.375%, due 8/15/04 Market Value $111,341
  $127,405 Oxy USA Inc.
    7.00%, due 4/15/11 Market Value $113,361
  $66,472 News America Holdings Inc.
    8.50%, due 2/15/05 Market Value $69,713
  $198,952 The Money Store Business Loan Backed Trust
    5.3975%, due 6/15/13 Market Value $198,952
  $188,338 Hydro-Quebec Capitech Inc.
    8.00%, due 2/1/13 Market Value $199,628
  $3,157 Financial Corp. FICO Strip
    (zero coupon), due 2/8/04 Market Value $2,357
  $42,542 Federal National Mortgage Association
    5.125%, due 2/13/04 Market Value $40,458
  $110,787 Federal Home Loan Bank
    5.52%, due 4/5/02 Market Value $108,735
  $27,697 Federal Home Loan Bank
    5.73%, due 5/29/01 Market Value $27,570)................       1,900,000        1,900,000
                                                                                  -----------
                                                                                    3,900,000
                                                                                  -----------
                                                                                  $14,547,978
                                                                                  ===========

                                                        MAINSTAY
                                                        INSTITUTIONAL FUNDS INC.

--------------------------------------------------------------------------------
NOTE 3-- Fees and Related Party Policies:
--------------------------------------------------------------------------------

                                      (A)

MANAGER, SUBADVISORS, AND SUB-ADMINISTRATOR. MainStay Management, Inc. (the "Manager"), an indirect wholly-owned subsidiary of New York Life Insurance Company ("New York Life"), serves as manager and provides management services to the Company under a Management Agreement. MacKay Shields Financial Corporation ("MacKay Shields"), a registered investment adviser and an indirect wholly-owned subsidiary of New York Life, serves as subadvisor to the Growth Equity Fund, International Equity Fund, Value Equity Fund, Bond Fund, International Bond Fund and the Short-Term Bond Fund under a Sub-Advisory Agreement with the Manager. New York Life serves as subadvisor to the Money Market Fund under a Sub-Advisory Agreement with the Manager. Monitor Capital Advisors, Inc. ("Monitor Capital"), a registered investment adviser and an indirect wholly-owned subsidiary of New York Life, serves as subadvisor to the EAFE Index Fund, Indexed Equity Fund, Asset Manager Fund and Indexed Bond Fund under a Sub-Advisory Agreement with the Manager. The Manager has delegated certain of its administrative responsibilities to New York Life pursuant to a Sub-Administration Agreement between the Manager and New York Life. Under the Sub-Administration Agreement, among other things, New York Life responds to shareholder inquiries and prepares shareholder reports.

    The Company, on behalf of each Fund, pays the Manager a monthly fee for the services performed and facilities furnished at an annual rate of average daily net assets of that Fund as follows:

EAFE Index Fund................       .95%
Growth Equity Fund.............       .85%
Indexed Equity Fund............       .50%
International Equity Fund......       .85%
Asset Manager Fund.............       .65%
Value Equity Fund..............       .85%
Bond Fund......................       .75%
Indexed Bond Fund..............       .50%
International Bond Fund........       .80%
Money Market Fund..............       .50%
Short-Term Bond Fund...........       .60%

    Pursuant to the terms of the Sub-Advisory Agreements between the Manager and each of the above referenced subadvisors, the Manager pays each Fund's respective subadvisor a monthly fee at an annual rate of average daily net assets of that Fund as follows:

EAFE Index Fund................       .15%
Growth Equity Fund.............       .25%
Indexed Equity Fund............       .10%
International Equity Fund......       .35%
Asset Manager Fund.............       .15%
Value Equity Fund..............       .25%
Bond Fund......................       .20%
Indexed Bond Fund..............       .10%
International Bond Fund........       .30%
Money Market Fund..............       .10%
Short-Term Bond Fund...........       .15%

    Pursuant to the terms of the Sub-Administration Agreement between the Manager and New York Life, the Manager pays New York Life a monthly fee at an annual rate of average daily net assets of each Fund as follows:

EAFE Index Fund................       .80%
Growth Equity Fund.............       .60%
Indexed Equity Fund............       .40%
International Equity Fund......       .50%
Asset Manager Fund.............       .50%
Value Equity Fund..............       .60%
Bond Fund......................       .55%
Indexed Bond Fund..............       .40%
International Bond Fund........       .50%
Money Market Fund..............       .40%
Short-Term Bond Fund...........       .45%

    The Manager voluntarily agreed to assume a portion of the Fund's operating expenses for the six months ended June 30, 1999, for the following Funds to the extent the total expenses (excluding service fees and distribution fees) on an annualized basis exceeded the indicated percentages:

EAFE Index Fund................       .94%
Indexed Equity Fund............       .30%
Bond Fund......................       .75%
Indexed Bond Fund..............       .50%
International Bond Fund........       .95%
Money Market Fund..............       .50%
Short-Term Bond Fund...........       .60%

    In connection with the voluntary expense limitations, the Manager assumed the following expenses for the six months ended June 30, 1999:

EAFE Index Fund............      $  117,623
Indexed Equity Fund........       1,948,676**
Bond Fund..................          93,147
Indexed Bond Fund..........          94,464
International Bond Fund....          23,528
Money Market Fund..........         179,724
Short-Term Bond Fund.......          59,230

------------
** For the Indexed Equity Fund the Manager assumed $1,556,518, Monitor Capital the subadvisor assumed $392,158.

    The Growth Equity Fund, International Equity Fund, Asset Manager Fund and the Value Equity Fund do not have a voluntary expense limitation.

    These voluntary expense limitations will remain in effect through December 31, 1999, after which they may be terminated or revised at anytime.

                                      (B)

SERVICE AND DISTRIBUTION FEES. In accordance with the Shareholder Services Plan for the Institutional Service Class shares and the Shareholder Services Plan for the Money Market Fund Sweep Shares Class, New York Life has agreed to provide, through its affiliates or independent third parties, various shareholder and administrative support services to Institutional Service Class shareholders and to Money Market Fund Sweep Shares Class shareholders, respectively. For its services, New York Life is entitled to a Shareholder Service Fee accrued daily and paid monthly at an annual rate of 0.25% of the average daily net assets attributable to the Institutional Service Class of each Fund and the Money Market Sweep Shares Class of the Money Market Fund.

The Company, with respect to the Money Market Fund Sweep Shares Class, has adopted a Distribution Plan in accordance with the provisions of Rule 12b-1 under the Investment Company Act of 1940. Pursuant to the Distribution Plan, NYLIFE Securities Inc., NYLIFE Distributors Inc., or any other broker-dealer or other financial institution is entitled to receive a monthly service fee from the Money Market Fund at an annual rate of 0.25% of the average daily net assets of the Fund's Money Market Fund Sweep Shares Class for services in support of distribution activities.

                                      (C)

DISTRIBUTOR. NYLIFE Distributors Inc. ("NYLIFE Distributors"), an indirect wholly-owned subsidiary of New York Life serves as the Company's distributor and principal underwriter (the "Distributor") pursuant to a Distribution Agreement. The Distributor is not obligated to sell any specific amount of the Company's shares, and receives no compensation from the Company pursuant to the Distribution Agreement.

                                      (D)

TRANSFER, DIVIDEND DISBURSING AND SHAREHOLDER SERVICING AGENT. MainStay Shareholder Services Inc. ("MSS"), an indirect wholly-owned subsidiary of New York Life, is the Fund's transfer, dividend disbursing and shareholder servicing agent. MSS has entered into an agreement with Boston Financial Data Services ("BFDS"), by which BFDS will perform certain of the services for which MSS is responsible. Transfer agent expenses accrued for the six months ended June 30, 1999 were as follows:

EAFE Index Fund..............        13,724
Growth Equity Fund...........       237,319
Indexed Equity Fund..........        25,800
International Equity Fund....        13,634
Asset Manager Fund...........       193,383
Value Equity Fund............       300,574
Bond Fund....................        14,887
Indexed Bond Fund............        14,304
International Bond Fund......        13,130
Money Market Fund............        24,722
Short-Term Bond Fund.........        14,322

                                      (E)

DIRECTORS FEES. Directors, other than those affiliated with New York Life, MacKay Shields, Monitor Capital or NYLIFE Distributors, are paid an annual fee of $24,000 and $1,000 for each Board of Directors and Committee meeting attended plus reimbursement for travel and out-of-pocket expenses.

                                                        MAINSTAY
                                                        INSTITUTIONAL FUNDS INC.

                                      (F)

CAPITAL. The Funds have been advised that at June 30, 1999 affiliates of New York Life owned a significant number of shares of the Funds with the following market values:

EAFE Index Fund..........  $   43,655,604
Growth Equity Fund.......     905,575,821
Indexed Equity Fund......   1,293,426,028
International Equity
  Fund...................     109,411,589
Asset Manager Fund.......     380,594,785
Value Equity Fund........     692,923,660
Bond Fund................     150,936,075
Indexed Bond Fund........     118,378,579
International Bond
  Fund...................      47,098,894
Money Market Fund........     146,666,590
Short-Term Bond Fund.....       9,789,110

From time to time, the Funds may have a concentration of several shareholders holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Fund.

                                      (G)

OTHER. Fees for the cost of legal services provided to the Company by the Office of General Counsel of New York Life are charged to the Funds. For the six months ended June 30, 1999, these fees were as follows:

EAFE Index Fund...............      $ 1,742
Growth Equity Fund............       26,376
Indexed Equity Fund...........       39,797
International Equity Fund.....        3,664
Asset Manager Fund............       13,789
Value Equity Fund.............       20,197
Bond Fund.....................        4,858
Indexed Bond Fund.............        4,199
International Bond Fund.......        1,572
Money Market Fund.............       29,978
Short-Term Bond Fund..........        1,311

--------------------------------------------------------------------------------
NOTE 4-- Federal Income Tax:
--------------------------------------------------------------------------------

At December 31, 1998, for Federal income tax purposes, capital loss carryforwards, as shown in the table below, were available to the extent provided by regulations to offset future realized gains of each respective Fund through the years indicated. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to shareholders. Additionally, as shown in the table below, certain Funds intend to elect, to the extent provided by regulations, to treat certain qualifying capital losses that arose during the year after October 31, 1998 as if they arose on January 1, 1999.

                                            CAPITAL LOSS                         CAPITAL LOSS
                                          AVAILABLE THROUGH   AMOUNT (000'S)   DEFERRED (000'S)
                                          -----------------   --------------   ----------------
International Equity Fund...............        2006             $   672            $2,687*
                                                                 =======            ======
Value Equity Fund.......................                         $     0            $7,506
                                                                 =======            ======
Bond Fund...............................        2002             $ 5,088
                                                2004               1,625
                                                                 -------
                                                                 $ 6,713            $  102
                                                                 =======            ======
Indexed Bond Fund.......................        2004             $ 1,439
                                                2005                  44
                                                2006                 111
                                                                 -------
                                                                 $ 1,594            $   55
                                                                 =======            ======
Money Market Fund.......................        2006             $    27
                                                                 =======
Short-Term Bond Fund....................        2001             $   114
                                                2002               4,478
                                                2003               1,770
                                                2004                 485
                                                2005                 173
                                                                 -------
                                                                 $ 7,020            $   60
                                                                 =======            ======

The Bond Fund and the Short-Term Bond Fund utilized $5,775,935 and $49,492, respectively, of capital loss carryforwards during the year ended December 31, 1998.

* International Equity Fund capital loss deferral includes post October 1, 1998 foreign currency exchange loss deferral of $272,790.

--------------------------------------------------------------------------------
NOTE 5-- Financial Investments:
--------------------------------------------------------------------------------

The EAFE Index Fund's, International Equity Fund's, Asset Manager Fund's, International Bond Fund's and Value Equity Fund's use of foreign currency exchange contracts, involves, to varying degrees, elements of market risk in excess of the amount recognized in the statement of assets and liabilities. The contract amount reflects the extent of each Fund's involvement in these financial instruments. Risks arise from the possible movements in the foreign exchange rates underlying these instruments. The unrealized appreciation (depreciation) on foreign currency exchange contracts reflects each Fund's exposure at period end to credit loss in the event of a counterparty's failure to perform its obligations.

    The EAFE Index Fund's and Asset Manager Fund's use of foreign currency forward exchange contracts are intended to minimize the risk of loss to the Fund from adverse changes in the relationship between the U.S. dollar and foreign currencies. The International Equity Fund, Value Equity Fund and International Bond Fund enter into forward currency exchange contracts in order to protect against uncertainty in the level of future foreign currency exchange rates, or to increase the Funds' investment returns in the case of the International Equity Fund and the International Bond Fund.

    The EAFE Index Fund's, Indexed Equity Fund's, Asset Manager Fund's and Indexed Bond Fund's use of futures contracts involves, to varying degrees, elements of market risk in excess of the amount recognized in the statement of assets and liabilities. The contract or notional amounts and variation margin reflect the extent of each Fund's involvement in open futures positions. Risks arise from possible imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets, and the possible inability of counterparties to meet the terms of their contracts. However, each Fund's activities in futures contracts are conducted through regulated exchanges which minimize counterparty credit risks.

    The EAFE Index Fund and Indexed Equity Fund invest in stock index futures contracts to maintain cash reserves while remaining fully invested, to facilitate trading, or to reduce transaction costs. The Asset Manager Fund has entered into contracts for the future delivery of debt securities and invests in stock index futures contracts to rebalance the Fund's portfolio composition and risk profile to meet asset class constraints. The Indexed Bond Fund invests in contracts for the future delivery of debt securities in order to attempt to maintain cash reserves while remaining fully invested, to facilitate trading, or to reduce transaction costs.

--------------------------------------------------------------------------------
NOTE 6-- Line of Credit:
--------------------------------------------------------------------------------

The Funds, with the exception of the Money Market Fund, maintain a line of credit of $375,000,000 with The Bank of New York in order to secure a source of funds for temporary purposes to meet unanticipated or excessive shareholder redemption requests. The Funds pay a commitment fee, at an annual rate of .065% of the average commitment amount, regardless of usage. Such commitment fees are allocated amongst the Funds based upon net assets and other factors. Interest on any revolving credit loan is charged based upon the Federal Funds Advances rate. There were no borrowings on the line of credit at June 30, 1999.

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

--------------------------------------------------------------------------------
NOTE 7--Purchases and Sales of Securities (in 000's):
--------------------------------------------------------------------------------

During the six months ended June 30, 1999, purchases and sales of securities, other than securities subject to repurchase transactions and short-term securities, were as follows:

                                EAFE Index           Growth Equity          Indexed Equity      International Equity
                                   Fund                   Fund                   Fund                   Fund
                           Purchases    Sales     Purchases    Sales     Purchases    Sales     Purchases    Sales
                           -----------------------------------------------------------------------------------------
U.S. Government
 securities                $     --    $     --   $     --    $     --   $     --    $     --   $     --    $     --
All others                   12,399       7,506    185,987     190,834     50,935      93,495     34,331      37,887
                           -----------------------------------------------------------------------------------------
Total                      $ 12,399    $  7,506   $185,987    $190,834   $ 50,935    $ 93,495   $ 34,331    $ 37,887
                           =========================================================================================

--------------------------------------------------------------------------------
NOTE 8--Capital Share Transactions (in 000's):
--------------------------------------------------------------------------------

Transactions in capital shares were as follows:

                                                    EAFE Index                                     Growth Equity
                                                       Fund                                            Fund
                           Institutional   Institutional   Institutional   Institutional   Institutional   Institutional
                               Class       Service Class       Class       Service Class       Class       Service Class
                           -------------   -------------   -------------   -------------   -------------   -------------
                                 Six months ended                   Year ended                   Six months ended
                                   June 30, 1999                       1998                        June 30, 1999
                           ---------------------------------------------------------------------------------------------
Shares sold                     3,760               5           2,636               8           4,683              63
Shares issued in
 reinvestment of
 dividends and
 distributions                     --              --             442               3              --              --
                           ---------------------------------------------------------------------------------------------
                                3,760               5           3,078              11           4,683              63
Shares redeemed                (3,148)             (3)         (2,690)            (10)         (4,968)            (68)
                           ---------------------------------------------------------------------------------------------
Net increase (decrease)           612               2             388               1            (285)             (5)
                           =============================================================================================

                                   Growth Equity
                                       Fund
                           Institutional   Institutional
                               Class       Service Class
                           -------------   -------------
                                    Year ended
                                       1998
                           -----------------------------
Shares sold                     4,734             119
Shares issued in
 reinvestment of
 dividends and
 distributions                  1,838              28
                           -----------------------------
                                6,572             147
Shares redeemed                (4,977)            (93)
                           -----------------------------
Net increase (decrease)         1,595              54
                           =============================

                                                   Asset Manager                                   Value Equity
                                                       Fund                                            Fund
                           Institutional   Institutional   Institutional   Institutional   Institutional   Institutional
                               Class       Service Class       Class       Service Class       Class       Service Class
                           -------------   -------------   -------------   -------------   -------------   -------------
                                 Six months ended                   Year ended                   Six months ended
                                   June 30, 1999                       1998                        June 30, 1999
                           ---------------------------------------------------------------------------------------------
Shares sold                     1,908             716           3,875             443           2,873              47
Shares issued in
 reinvestment of
 dividends and
 distributions                     --              --           4,797             158              --              --
                           ---------------------------------------------------------------------------------------------
                                1,908             716           8,672             601           2,873              47
Shares redeemed                (2,169)           (117)         (4,061)           (169)        (11,265)           (178)
                           ---------------------------------------------------------------------------------------------
Net increase (decrease)          (261)            599           4,611             432          (8,392)           (131)
                           =============================================================================================

                                   Value Equity
                                       Fund
                           Institutional   Institutional
                               Class       Service Class
                           -------------   -------------
                                    Year ended
                                       1998
                           -----------------------------
Shares sold                     5,203             125
Shares issued in
 reinvestment of
 dividends and
 distributions                 14,874             179
                           -----------------------------
                               20,077             304
Shares redeemed               (12,155)           (150)
                           -----------------------------
Net increase (decrease)         7,922             154
                           =============================

                                                International Bond                                 Money Market
                                                       Fund                                            Fund
                           Institutional   Institutional   Institutional   Institutional   Institutional   Institutional
                               Class       Service Class       Class       Service Class       Class       Service Class
                           -------------   -------------   -------------   -------------   -------------   -------------
                                 Six months ended                   Year ended                   Six months ended
                                   June 30, 1999                       1998                        June 30, 1999
                           ---------------------------------------------------------------------------------------------
Shares sold                       306              --           1,062               2         343,914           9,787
Shares issued in
 reinvestment of
 dividends and
 distributions                     --              --             392               2           4,317             757
                           ---------------------------------------------------------------------------------------------
                                  306              --           1,454               4         348,231          10,544
Shares redeemed                  (194)             (1)           (369)             (5)       (312,471)       (108,860)
                           ---------------------------------------------------------------------------------------------
Net increase (decrease)           112              (1)          1,085              (1)         35,760         (98,316)
                           =============================================================================================

                              Money Market
                                  Fund
                              Institutional
                           Sweep Shares Class
                           -------------------
                            Six months ended
                             June 30, 1999
                           -------------------
Shares sold                      185,399
Shares issued in
 reinvestment of
 dividends and
 distributions                     1,715
                           -------------------
                                 187,114
Shares redeemed                  (58,825)
                           -------------------
Net increase (decrease)          128,289
                           ===================

------------
* Sweep Shares Class first offered on December 8, 1998.

                                                        MAINSTAY
                                                        INSTITUTIONAL FUNDS INC.

--------------------------------------------------------------------------------

       Asset Manager           Value Equity               Bond               Indexed Bond        International Bond
            Fund                   Fund                   Fund                   Fund                   Fund
    Purchases    Sales     Purchases    Sales     Purchases    Sales     Purchases    Sales     Purchases    Sales
--------------------------------------------------------------------------------------------------------------------
    $     81    $ 48,527   $     --    $     --   $188,900    $188,001   $ 62,135    $ 25,786   $     --    $     --
      12,866      39,885    236,385     347,993     79,089      73,399      9,444      13,311    102,497      97,293
--------------------------------------------------------------------------------------------------------------------
    $ 12,947    $ 88,412   $236,385    $347,993   $267,989    $261,400   $ 71,579    $ 39,097   $102,497    $ 97,293
====================================================================================================================

       Short-Term Bond
             Fund
     Purchases    Sales
-------------------------
     $ 30,395    $ 29,000
        8,708       4,395
-------------------------
     $ 39,103    $ 33,395
=========================

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                           Indexed Equity                                               International Equity
                                Fund                                                            Fund
    Institutional   Institutional   Institutional   Institutional   Institutional   Institutional   Institutional   Institutional
        Class       Service Class       Class       Service Class       Class       Service Class       Class       Service Class
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
          Six months ended                   Year ended                   Six months ended                   Year ended
            June 30, 1999                       1998                        June 30, 1999                       1998
---------------------------------------------------------------------------------------------------------------------------------
         3,963             503          11,881             806             975               8           3,583               4
            --              --           1,778              41              --              --             343               2
---------------------------------------------------------------------------------------------------------------------------------
         3,963             503          13,659             847             975               8           3,926               6
        (5,187)           (182)         (5,280)           (264)         (1,342)            (13)         (3,477)            (10)
---------------------------------------------------------------------------------------------------------------------------------
        (1,224)            321           8,379             583            (367)             (5)            449              (4)
=================================================================================================================================

                                Bond                                                        Indexed Bond
                                Fund                                                            Fund
    Institutional   Institutional   Institutional   Institutional   Institutional   Institutional   Institutional   Institutional
        Class       Service Class       Class       Service Class       Class       Service Class       Class       Service Class
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
          Six months ended                   Year ended                   Six months ended                   Year ended
            June 30, 1999                       1998                        June 30, 1999                       1998
---------------------------------------------------------------------------------------------------------------------------------
           936             413           2,773             435           1,935              64           5,611             123
            --              --             998              19              --              --             847              20
---------------------------------------------------------------------------------------------------------------------------------
           936             413           3,771             454           1,935              64           6,458             143
          (910)           (409)         (4,316)           (178)         (1,987)            (55)         (3,138)            (69)
---------------------------------------------------------------------------------------------------------------------------------
            26               4            (545)            276             (52)              9           3,320              74
=================================================================================================================================

                      Money Market                                                  Short-Term Bond
                    Fund (Continued)                                                     Fund
    Institutional    Institutional        Institutional      Institutional   Institutional   Institutional   Institutional
        Class        Service Class     Sweep Shares Class*       Class       Service Class       Class       Service Class
    -------------   ----------------   -------------------   -------------   -------------   -------------   -------------
                       Year ended                                  Six months ended                   Year ended
                          1998                                       June 30, 1999                       1998
--------------------------------------------------------------------------------------------------------------------------
       267,338            92,389               7,086              2,460              31           1,826              81
        10,080             3,866                  --                 --              --             268               7
--------------------------------------------------------------------------------------------------------------------------
       277,418            96,255               7,086              2,460              31           2,094              88
      (273,376)          (56,718)               (129)            (1,648)            (52)         (2,584)           (111)
--------------------------------------------------------------------------------------------------------------------------
         4,042            39,536               6,957                812             (21)           (490)            (23)
==========================================================================================================================

                                                  OFFICERS AND DIRECTORS*

                                                  Stephen C. Roussin
                                                  Chairman and Director

                                                  Patrick G. Boyle
                                                  Director

                                                  Lawrence Glacken
                                                  Director

                                                  Robert P. Mulhearn
                                                  Director

                                                  Susan B. Kerley
                                                  Director

                                                  Linda M. Livornese
                                                  President

                                                  Jefferson C. Boyce
                                                  Senior Vice President

                                                  Marc J. Brookman
                                                  Executive Vice President

                                                  Richard Zuccaro
                                                  Tax Vice President

                                                  Anthony W. Polis
                                                  Treasurer

                                                  Sara L. Badler
                                                  Secretary

                                                  MANAGER

                                                  MainStay Management, Inc.

                                                  SUBADVISORS
                                                  New York Life Insurance
                                                  Company
                                                  MacKay Shields Financial
                                                  Corporation
                                                  Monitor Capital Advisors, Inc.

                                                  DISTRIBUTOR
                                                  NYLIFE Distributors Inc.

                                                  TRANSFER AGENT
                                                  MainStay Shareholder Services
                                                  Inc.

                                                  CUSTODIAN
                                                  The Bank of New York

                                                  INDEPENDENT ACCOUNTANTS
                                                  PricewaterhouseCoopers LLP

                                                  LEGAL COUNSEL
                                                  Dechert Price & Rhoads

                                                  The financial information
                                                  included herein is taken from
                                                  the records of the Fund
                                                  without examination by the
                                                  Fund's independent accountants
                                                  who do not express an opinion
                                                  thereon.

                                                  *As of June 30, 1999.

[LOGO] MAINSTAY INVESTMENTS

This is a copy of a report by MainStay Institutional Funds Inc. to the shareholders. Distribution of this report to persons other than these shareholders is authorized only when accompanied or preceded by a current MainStay Institutional Funds Inc. prospectus. This report does not offer for sale or solicit orders to buy any securities.

Subadvisors:
New York Life Insurance Company
MacKay Shields Financial Corporation
Monitor Capital Advisors, Inc.




Distributed by NYLIFE Distributors Inc., member NASD, 300 Interpace Parkway, Building A, 2nd Floor, Parsippany, NJ 07054

NYLIFE Distributors Inc. is an indirect wholly owned subsidiary of New York Life Insurance Company.